SECURITIES ACT FILE NO. 002-83631
INVESTMENT COMPANY ACT FILE NO. 811-03738
FORM N-1A
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 127	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 126	☒
VALIC COMPANY I
(Exact Name of Registrant as Specified in Charter)
2919 ALLEN PARKWAY
HOUSTON, TEXAS 77019
(Address of Principal Executive Offices) (Zip Code)
(800) 858-8850
(Registrant’s Telephone Number, including area code)
CHRISTOPHER J. TAFONE, ESQ.
COREBRIDGE FINANCIAL, INC.
30 HUDSON STREET
JERSEY CITY, NJ 07302

THE CORPORATION TRUST COMPANY
300 EAST LOMBARD ST.
BALTIMORE, MARYLAND 21202
(Name and Address for Agent for Service)
Copy to:
DAVID M. LEAHY, ESQ.
SULLIVAN & WORCESTER LLP
1666 K STREET, N.W.
WASHINGTON, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):
☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date), pursuant to paragraph (b) of Rule 485
☒	60 days after filing pursuant to paragraph (a)(1)
☐	on (date), pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
This filing relates solely to Core Bond Fund, Dividend Value Fund, Growth Fund, International Growth Fund, Global Real Estate Fund, International Socially Responsible Fund, International Value Fund, Mid Cap Strategic Growth Fund, Mid Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Systematic Growth Fund and Systematic Value Fund.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED JULY 31, 2026

VALIC Company I

Prospectus, [ ], 2026

VALIC Company I (“VC I”) is a mutual fund complex made up of 36 separate funds (each, a “Fund” and collectively, the “Funds”). Each of the Funds has its own investment objective. This Prospectus relates to the following 13 Funds:

Ticker Symbol:
Core Bond Fund	VCBDX
Dividend Value Fund	VCIGX
Global Real Estate Fund	VGREX
Growth Fund	VCULX
International Growth Fund	VCINX
International Socially Responsible Fund	VCSOX
International Value Fund	VCFVX
Mid Cap Strategic Growth Fund	VMSGX
Mid Cap Value Fund	VVMCX
Small Cap Growth Fund	VVSGX
Small Cap Value Fund	VVSCX
Systematic Growth Fund	VCBCX
Systematic Value Fund	VBCVX

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities, nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

- i -

FUND SUMMARY: CORE BOND FUND

Investment Objective

The Fund seeks the highest possible total return consistent with conservation of capital through investments in medium- to high-quality fixed-income securities.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[ ]%
Other Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Fee Waivers and/or Expense Reimbursements[1]	[ ]%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	[ ]%

[1]

The Fund’s investment adviser, The Variable Annuity Life Insurance Company (“VALIC”), has contractually agreed to waive its advisory fee until September 30, 2027, so that the advisory fee payable by the Fund to VALIC equals 0.470% on the first $200 million of the Fund’s average daily net assets, 0.420% on the next $300 million of the Fund’s average daily net assets, 0.370% on average daily net assets over $500 million. This agreement may be modified or discontinued prior to such time only with the approval of the Board of Directors of VALIC Company I (“VC I”), including a majority of the directors who are not “interested persons” of VC I as defined in the Investment Company Act of 1940, as amended.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable

Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of its net assets in fixed-income securities. The Fund primarily invests in medium- to high-quality fixed-income securities, including corporate debt securities of domestic and foreign companies, or in securities issued or guaranteed by the U.S. Government such as treasury obligations, including treasury coupon strips and treasury principal strips, and other U.S. Government securities, mortgage-related and mortgage-backed or non-mortgage asset-backed securities. The Fund may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities at the subadviser’s discretion, including securities issued or guaranteed by the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”) or the Government National Mortgage Association. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and nonagency), stripped mortgage-backed securities, commercial mortgage-backed securities, mortgage pass-through securities and cash and cash equivalents. These securities may be structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest.

Although the Fund invests primarily in medium-to high-quality fixed-income securities, which are considered investment-grade, up to 20% of its net assets may be invested in lower-quality fixed-income securities (often referred to as “junk bonds”), including “sub-prime mortgages,” which are considered below investment-grade. A fixed-income security will be considered investment-grade if it is rated Baa3 or higher by Moody’s Investor Services, Inc. or BBB-or higher by S&P Global Ratings or determined to be of comparable quality by the subadviser. The Fund expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase.

Up to 40% of the Fund’s total assets may be invested in U.S. dollar-denominated fixed-income securities issued by foreign issuers, including fixed-income securities issued by issuers in emerging markets. Emerging market countries are countries that major international financial institutions and financial organizations, such as the World Bank and Bloomberg, generally consider to be less economically mature than developed nations, and include most countries in the world except Australia, Canada, Japan, New Zealand, the U.S., the United Kingdom and most western European countries and Hong Kong. These fixed-income securities are rated investment grade or higher at the time of investment (or the unrated equivalent). However, the subadvisers are not required to dispose of a security if its rating is downgraded.

Up to 20% of the Fund’s net assets may be invested in interest-bearing short-term investments, such as commercial paper, bankers’ acceptances, bank certificates of deposit, and other cash equivalents and cash.

One subadviser’s, investment strategy relies on many short-term factors, including current information about a company, investor interest, price movements of a company’s securities and general market and monetary conditions.

The other subadviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the subadviser looks for individual fixed income investments that it believes will perform well over market cycles. The subadviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity, legal provisions and the structure of the transaction.

Consequently, the Fund may engage in active and frequent trading of portfolio securities in an effort to achieve its investment objective.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.

Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk. The investment style or strategy used by the Fund may fail to produce the intended result. A subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Active Trading Risk. High portfolio turnover rates that are associated with active trading may result in higher transaction costs, which can adversely affect the Fund’s performance. Active trading tends to be more pronounced during periods of increased market volatility.

Credit Risk. The Fund may suffer losses if the issuer of a fixed-income security owned by the Fund is unable to make interest or principal payments.

Call or Prepayment Risk. During periods of falling interest rates, a bond issuer may “call” a bond to repay it before its maturity date. The Fund may only be able to invest the bond’s proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Foreign Investment Risk. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.

Emerging Markets Risk. In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.

Currency Risk. Because the Fund’s foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Such gains or losses may be substantial.

Interest Rate Risk. Fixed income securities may be subject to volatility due to changes in interest rates. The value of fixed-income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Portfolio’s performance. Any future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.

Junk Bond Risk. High yielding, high risk fixed-income securities (often referred to as “junk bonds”) may involve significantly greater credit risk, market risk and interest rate risk compared to higher rated fixed-income securities. Issuers of junk bonds are less secure financially and their securities are more sensitive to downturns in the economy. The market for junk bonds may not be as liquid as that for more highly rated securities.

Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse social, political or economic developments here or abroad, changes in investor psychology, technological disruptions, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, trade wars, disease/virus outbreaks and epidemics). The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Mortgage-Backed Securities Risk. Mortgage-backed securities are similar to other debt securities in that they are subject to credit risk and interest rate risk. Mortgage-

backed securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be non-guaranteed securities issued by private issuers. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Fund to invest the proceeds in less attractive investments or increase the volatility of their prices. CMOs, which are a type of mortgage-backed security, may be less liquid and may exhibit greater price volatility than other types of mortgage-and asset-backed securities. “Sub-prime” mortgages are subject to certain other risks, including prepayment and call risks. The risk of default, for “sub-prime” mortgages is also generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

Asset-Backed Securities Risk. Asset-backed securities are bonds or notes that are normally supported by a specific property. If the issuer fails to pay the interest or return the principal when the bond matures, then the issuer must give the property to the bondholders or noteholders; however, the assets backing these securities may be insufficient to support the payments on the securities. Examples of assets supporting asset-backed securities include credit card receivables, retail installment loans, home equity loans, auto loans, and manufactured housing loans. Certain asset-backed securities are issued by private parties rather than the U.S. Government or its agencies or government-sponsored entities.

Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. The Fund’s loans will be collateralized by securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, which subjects the Fund to the credit risk of the U.S. Government or the issuing federal agency or instrumentality. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and are generally considered to have low credit risk. Unlike U.S. Treasury obligations, securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises, including FNMA and FHLMC, may or may not be backed by the full faith and credit of the U.S. Government and are therefore subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Performance Information

As a result of a reorganization which occurred on May 24, 2021 (the “Reorganization”), the Fund acquired all of the assets and liabilities of the Core Bond Fund (the “Predecessor Fund”), a series of VALIC Company II. The returns presented for the Fund reflect the performance of the Predecessor Fund. The Fund had not yet commenced operations prior to the Reorganization. The performance information below is based on the performance of the Predecessor Fund for periods prior to the date of the Reorganization. The Fund and the Predecessor Fund had the same investment objectives, strategies and portfolio management team as of the date of the Reorganization.

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index), which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.

J.P. Morgan Investment Management Inc. (“JPMIM”) was added as a subadviser to Fund effective April 29, 2024. Prior to that date, PineBridge Investments LLC (“PineBridge”) served as sole subadviser to the Fund and to the Predecessor Fund since January 1, 2002.

[bar chart to come]

During the period shown in the bar chart:

Highest Quarterly Return:	[December 31, 2023	7.41%
Lowest Quarterly Return:	March 31, 2022	-6.33%]
Year to Date Most Recent Quarter:	June 30, 2026	[ ]%

Average Annual Total Returns (For the periods ended December 31, 2025)

	1 Year	5 Years	10 Years
Fund	[ ]%	[ ]%	[ ]%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%

Investment Adviser

The Fund’s investment adviser is VALIC.

The Fund is subadvised by PineBridge and JPMIM.

Portfolio Managers

Name and Title	Portfolio Manager of the Fund Since
PineBridge
Robert Vanden Assem, CFA Managing Director, Head of Developed Markets Investment Grade Fixed Income	2002
John Yovanovic, CFA Managing Director, Co-Head of Leveraged Finance, Portfolio Manager	2007
Dana Burns Managing Director, Senior Portfolio Manager, Investment Grade Fixed Income	2014
JPMIM
Richard Figuly Managing Director, Lead Portfolio Manager	2024
Justin Rucker Managing Director, Portfolio Manager	2024
Andrew Melchiorre Managing Director, Portfolio Manager	2024
Edward Fitzpatrick III Managing Director, Portfolio Manager	2024

For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page [ ].

FUND SUMMARY: DIVIDEND VALUE FUND

Investment Objective

The Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[ ]%
Other Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Fee Waivers and/or Expense Reimbursements[1]	[ ]%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	[ ]%

[1]

The Fund’s investment adviser, The Variable Annuity Life Insurance Company (“VALIC”), has contractually agreed to waive its advisory fee until September 30, 2027, so that the advisory fee payable by the Fund to VALIC equals 0.60% on the first $250 million of the Fund’s average daily net assets, 0.57% on the next $250 million of the Fund’s average daily net assets, 0.52% on the next $500 million of the Fund’s average daily net assets and 0.47% on average daily net assets over $1 billion. This agreement may be modified or discontinued prior to such time only with the approval of the Board of Directors of VALIC Company I (“VC I”), including a majority of the directors who are not “interested persons” of VC I as defined in the Investment Company Act of 1940, as amended.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund will invest at least 80% of its net assets in dividend paying securities of value companies. For purposes of the Fund’s 80% investment policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “value metric” similar to those commonly used by third-party index providers or third-party vendors in value classifications, such as earnings growth, price-to-earnings or sales growth, among others.

The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities, including common stock, preferred stock and convertible securities. The Fund may invest in securities of companies with any market capitalization, but will generally focus on large cap securities. The Fund may invest up to 25% of its net assets in equity securities of foreign issuers, either directly or through depositary receipts. The foreign issuers in which the Fund may invest include issuers that are organized outside the United States and conduct their operations in the United States and other countries and other foreign issuers with market capitalizations generally of at least $10 billion.

In selecting portfolio securities, one of the Subadvisers will generally employ a value-oriented analysis, but may purchase equity securities based on a growth-oriented analysis when such securities pay dividends or the Subadviser believes such securities have particularly good prospects for capital appreciation. The other Subadviser typically emphasizes dividend paying equity securities with a focus placed upon current dividend levels as well as dividend growth over time and looks for potential for capital appreciation, sound or improving balance sheets and effective management teams that exhibit a desire to earn consistent returns for shareholders. The Fund may also invest in non-convertible preferred stock, securities of other investment companies and of real estate investment trusts (“REITs”), warrants and rights.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.

Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk. The investment style or strategy used by a subadviser may fail to produce the intended result. A subadviser ’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Dividend-paying Stocks Risk. The Fund’s emphasis on dividend-paying stocks could cause the Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends. There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.

Equity Securities Risk. The Fund invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Value Style Risk. Generally, “value” stocks are stocks of companies that a subadviser believes are currently undervalued in the marketplace. A subadviser’s judgment that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect and the price of the company’s stock may fall or may not approach the value the subadviser has placed on it.

Growth Style Risk. Generally, “growth” stocks are stocks of companies that a subadviser believes have anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market. In addition, the value of growth stocks may be more sensitive to changes in current or expected earnings than the value of other stocks, because growth stocks trade at higher prices relative to current earnings.

Convertible Securities Risk. Convertible security values may be affected by market interest rates, issuer defaults and underlying common stock values; security values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back the securities at a time unfavorable to the Fund.

Preferred Stock Risk. Unlike common stock, preferred stock generally pays a fixed dividend from a company’s earnings and may have a preference over common stock on the distribution of a company’s assets in the event of bankruptcy or liquidation. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Preferred stockholders typically do not have voting rights.

Income Producing Stock Availability Risk. Income producing common stock meeting the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors, thus limiting the ability of the Fund to produce current income while remaining fully diversified.

Large-Cap Companies Risk. Investing primarily in large-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rate of successful smaller companies, particularly during extended periods of economic expansion.

Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse social, political or economic developments here or abroad, changes in investor psychology, technological disruptions, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, trade wars, disease/virus outbreaks and epidemics). The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Mid-Cap Company Risk. Investing in mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.

Small-Cap Company Risk. Investing in small-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

Foreign Investment Risk. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.

Depositary Receipts Risk. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding the issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Warrants and Rights Risk. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Warrants and rights have no voting rights, pay no dividends and have no rights with respect to the assets of the issuer other than a purchase option. Prices of warrants and rights do not necessarily move in tandem with the prices of the underlying securities and therefore are highly volatile and speculative investments. Warrants and rights may lack a liquid secondary market for resale. They have no voting rights, pay no dividends and have no rights with respect to the assets of the issuer other than a purchase option. If a warrant or right held by the Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant or right.

Real Estate Investment Trusts Risk. REITs are trusts that invest primarily in commercial real estate, residential real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by the REIT. The performance of a REIT depends on current economic conditions and the types of real property in which it invests and how well the property is managed. If a REIT concentrates its investments in a geographic region or property type, changes in underlying real estate values may have an exaggerated effect on the value of the REIT.

Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. The Fund’s loans will be collateralized by securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, which subjects the Fund to the credit risk of the U.S. Government or the issuing federal agency or instrumentality. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the S&P 500® Index (a broad-based securities market index) and the Russell 1000® Value Index, which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.

Prior to July 7, 2021, the Fund was subadvised by BlackRock Investment Management, LLC (“BlackRock”) and SunAmerica Asset Management, LLC

(“SunAmerica”). Effective July 7, 2021, ClearBridge Investments, LLC (“ClearBridge”) replaced SunAmerica as a subadviser to the Fund.

The percentage of the Fund’s assets that each subadviser manages may, at the adviser’s discretion, change from time to time.

[Bar Chart to Come]

During the period shown in the bar chart:

Highest Quarterly Return:	[December 31, 2020	15.14%
Lowest Quarterly Return:	March 31, 2020	-25.14%]
Year to Date Most Recent Quarter:	June 30, 2026	[ ]%

Average Annual Total Returns (For the periods ended December 31, 2025)

	1 Year	5 Years	10 Years
Fund	[ ]%	[ ]%	[ ]%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%

Investment Adviser

The Fund’s investment adviser is VALIC.

The Fund is subadvised by BlackRock and ClearBridge.

Portfolio Managers

Name and Title	Portfolio Manager of the Fund Since
BlackRock
David Zhao Managing Director and Portfolio Manager	2017
Cem Inal Managing Director and Portfolio Manager	2025
ClearBridge
John Baldi Managing Director and Portfolio Manager	2021
Michael Clarfeld, CFA Managing Director and Portfolio Manager	2021

For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page [ ].

FUND SUMMARY: GLOBAL REAL ESTATE FUND

Investment Objective

The Fund seeks high total return through long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[ ]%
Other Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Fee Waivers and/or Expense Reimbursements[1]	[ ]%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	[ ]%

[1]

The Fund’s investment adviser, The Variable Annuity Life Insurance Company (“VALIC”), has contractually agreed to waive its advisory fee until September 30, 2027, so that the advisory fee payable by the Fund to VALIC equals 0.74% on the first $250 million of the Fund’s average daily net assets, 0.69% on the next $250 million of the Fund’s average daily net assets, and 0.64% on average daily net assets over $500 million. This agreement may be modified or discontinued prior to such time only with the approval of the Board of Directors of VALIC Company I (“VC I”), including a majority of the directors who are not “interested persons” of VC I as defined in the Investment Company Act of 1940, as amended.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of its net assets in a diversified portfolio of equity investments in real estate and real estate-related companies. A company is considered a “real estate company” or “real estate-related company” if at least 50% of its net assets, gross income, or net profits are attributable to ownership, development, construction, financing, management, or sale of commercial, industrial or residential real estate or interests therein. The Fund invests primarily in real estate investment trusts (“REITs”) and equity securities, including common and preferred stocks and convertible securities. The Fund’s investments in real estate and real estate-related companies may include real estate investment trusts, REIT-like structures, or real estate operating companies whose businesses and services are related to the real estate industry.

In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund may invest in foreign securities, including securities of issuers in emerging markets. The Fund expects to invest a substantial portion of its assets in foreign securities economically tied to Japan, the United Kingdom, Australia, Hong Kong, Singapore, China, Canada, and Continental Europe. The Fund considers an investment tied economically to a country if the investment is exposed to the economic risks and returns of such a country. From time to time, the Fund’s investments with respect to a particular country may comprise a substantial portion of its investment portfolio.

The Fund concentrates its investments in the real estate industry. The Fund’s Subadviser generally focuses on investing the Fund’s assets in equity real estate investment trusts (REITs) as well as similar entities formed under the laws of non-U.S. countries, but may also invest the fund’s assets in mortgage REITs, hybrid REITs, and other U.S. and foreign real estate-related investments, including emerging market real estate-related investments.

The Fund’s Subadviser may invest the Fund’s assets in real estate-related investments of any size. However, issuers of real estate-related investments tend to have small-to-medium capitalizations. The Fund’s Subadviser normally allocates the Fund’s investments across different REIT managers and property types but may from time to time focus the Fund’s investments in any one or a few of these areas.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Investors will be given at least 60 days written notice in advance of any change to the Fund’s 80% investment policy set forth above.

Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Focused Fund Risk. The Fund, because it may invest in a limited number of companies, may have more volatility in its net asset value and is considered to have more risk than a portfolio that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities decline in price.

Management Risk. The investment style or strategy used by a subadviser may fail to produce the intended result. A subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Real Estate Investments Risk. Securities of companies in the real estate industry are sensitive to several factors, such as changes in real estate values, interest rates, cash flow, occupancy rates, and greater company liabilities. Substantial investments in a particular industry or sector make the Fund’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular industry, group of industries, or sector than a fund that invests more broadly.

Real Estate Investment Trusts Risk. REITs are trusts that invest primarily in commercial real estate, residential real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by the REIT. The performance of a REIT depends on current economic conditions and the types of real property in which it invests and how well the property is managed. If a REIT concentrates its investments in a geographic region or property type, changes in underlying real estate values may have an exaggerated effect on the value of the REIT.

Equity Securities Risk. The Fund invests primarily in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Currency Risk. Because the Fund’s foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Such gains or losses may be substantial.

Emerging Markets Risk. In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.

Foreign Investment Risk. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.

Geographic Risk. If the Fund invests a significant portion of its assets in issuers located in a single country, a limited number of countries, or a particular geographic region, it assumes the risk that economic, political and social conditions in those countries or that region may have a significant impact on its investment performance.

Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse social, political or economic developments here or abroad, changes in investor psychology, technological disruptions, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, trade wars, disease/virus outbreaks and epidemics). The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Mid-Cap Company Risk. Investing in mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.

Small-Cap Company Risk. Investing in small-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate and may be volatile. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and illiquidity risk.

Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. The Fund’s loans will be collateralized by securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, which subjects the Fund to the credit risk of the U.S. Government or the issuing federal agency or instrumentality. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Short Position Risk. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the Fund will incur a loss on a short position, which is theoretically unlimited, if the price of the asset sold short increases from the short sale price. The counterparty to a short position or other market factors may prevent the Fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, the Fund’s short positions will cause the Fund to underperform the overall market and its peers that do not engage in shorting. If the Fund holds both long and short positions, and both positions decline simultaneously, the short positions will not provide any buffer (hedge) from declines in value of the Fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of the Fund’s returns.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the MSCI ACWI Index (net) (a broad-based securities market index) and the Financial Times Stock Exchange European Public Real Estate Association / National Association of Real Estate Investment Trusts (“FTSE EPRA NAREIT”) Developed Index (net), which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.

Effective May 1, 2023, Duff & Phelps Investment Management Co. (“Duff & Phelps”) and Massachusetts Financial Services Company (“MFS”) were engaged as subadvisers to the Fund, replacing Invesco Advisers, Inc. and Goldman Sachs Asset Management, L.P., which had served as subadvisers since the Fund’s inception. Effective October 1, 2026, MFS ceased serving as a subadviser to the Fund.

During the period shown in the bar chart:

Highest Quarterly Return:	[December 31, 2023	15.70%
Lowest Quarterly Return:	March 31, 2020	-24.41%]
Year to Date Most Recent Quarter:	June 30, 2026	[ ]%

Average Annual Total Returns (For the periods ended December 31, 2025)

	1 Year	5 Years	10 Years
Fund	[ ]%	[ ]%	[ ]%
MSCI ACWI Index (net)	[ ]%	[ ]%	[ ]%
FTSE EPRA/ NAREIT Developed Index (net)	[ ]%	[ ]%	[ ]%

Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.

The Fund is subadvised by Duff & Phelps.

Portfolio Managers

Name and Title	Portfolio Manager of the Fund Since
Duff & Phelps
Geoffrey Dybas, CFA Executive Managing Director and Senior Portfolio Manager, Head of Global Real Estate	2023
Frank Haggerty, Jr. CFA Senior Managing Director and Senior Portfolio Manager	2023

For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page [ ].

FUND SUMMARY: GROWTH FUND

Investment Objective

The Fund seeks long-term capital growth.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[ ]%
Other Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Fee Waivers and/or Expense Reimbursements[1]	[ ]%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	[ ]%

[1]

The Fund’s investment adviser, The Variable Annuity Life Insurance Company (“VALIC”), has contractually agreed to waive its advisory fee until September 30, 2027, so that the advisory fee payable by the Fund to VALIC equals 0.57% on the first $500 million of the Fund’s average daily net assets, 0.51% on the next $500 million of the Fund’s average daily net assets, 0.48% on the next $500 million of the Fund’s average daily net assets, and 0.45% on average daily net assets over $1.5 billion. This agreement may be modified or discontinued prior to such time only with the approval of the Board of Directors of VALIC Company I (“VC I”), including a majority of the directors who are not “interested persons” of VC I as defined in the Investment Company Act of 1940, as amended.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund attempts to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of growth companies. For purposes of the Fund’s 80% investment policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “growth metric” similar to those commonly used by third-party index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others.

Equity securities in which the Fund may invest consist of common stock and American Depositary Receipts (“ADRs”). Within the universe of growth companies, the Fund primarily invests in common stock of companies that are selected based on such factors as strong earnings, strong sales and revenue growth and capital appreciation potential. The Fund will emphasize common stock of companies with mid- to large-stock market capitalizations; however, the Fund also may invest in the common stock of small companies. The Fund may invest without limitation in the securities of foreign companies in the form of ADRs. In addition to ADRs, the Fund may also invest up to 20% of its total assets in securities of foreign companies, including companies located in emerging markets.

VALIC is the Fund’s investment adviser and BlackRock Investment Management, LLC (“BlackRock”) is the Fund’s subadviser. Approximately 25% of the Fund’s assets will be allocated to a passively managed strategy (the “Passive Strategy”), which seeks to track the Russell 1000® Growth Index (the “Underlying Index”), and the remainder of the Fund’s assets will be allocated to an actively managed strategy (the “Active Strategy”). The Fund’s target allocations among the strategies are subject to change at the discretion of VALIC, and actual allocations could vary substantially from the target allocations due to market valuation changes.

The Passive Strategy primarily seeks to track the Underlying Index by investing in all or substantially all of the stocks included in the Underlying Index, a strategy known as “replication.” In managing the Passive Strategy, the subadviser may, however, utilize an “optimization” strategy in circumstances in which replication is difficult or impossible. The goal of optimization is to select stocks which ensure that characteristics such as industry weightings, average market capitalizations and fundamental characteristics (e.g., price-to-book,

Price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Underlying Index. The subadviser may use derivatives in seeking to track the Underlying Index, including futures and total return swaps.

In managing the Active Strategy, the subadviser selects not less than 25 to not more than 45 companies through a process of both top-down macro-economic analysis of economic and business conditions, and bottom-up analysis of the business fundamentals of individual companies. Stocks are selected from a universe of companies that the subadviser believes have above average growth potential. The subadviser will make investment decisions based on judgments regarding several valuation parameters relative to anticipated rates of growth in earnings and potential rates of return on equity.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

The Fund is a non-diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund.

Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Index Risk. In attempting to track the performance of the index, the Fund may be more susceptible to adverse developments concerning a particular security, company or industry because the Fund generally will not use any defensive strategies to mitigate its risk exposure.

Failure to Match Index Performance Risk. The ability of the Fund to match the performance of the Index may be affected by, among other things, changes in securities markets, the manner in which performance of the Index is calculated, changes in the composition of the Index, the amount and timing of cash flows into and out of the Fund, commissions, portfolio expenses, and any differences in the pricing of securities by the Fund and the Index. When the Fund employs an “optimization” strategy, the Fund is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Fund may perform differently than the Index.

Management Risk. The investment style or strategy used by a subadviser may fail to produce the intended result. A subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Dividend-paying Stocks Risk. There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.

Equity Securities Risk. The Fund’s investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/ or economic trends and developments affecting industries or the securities market as a whole.

Currency Risk. Because the Fund’s foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Such gains or losses may be substantial.

Derivatives Risk. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors and may result in increased volatility or losses. The Fund may not be able to terminate or sell derivative positions, and a liquid secondary market may not always exist for derivative positions.

Foreign Investment Risk. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.

Depositary Receipts Risk. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding the issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Emerging Markets Risk. Investments in emerging markets are subject to all of the risks of investments in foreign securities, generally to a greater extent than in developed markets, and additional risks as well. Generally, the economic, social, legal, and political structures in emerging market countries are less diverse, mature and stable than those in developed countries. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries. Unlike most developed countries, emerging market countries may impose restrictions on foreign investment. These countries may also impose confiscatory taxes on investment proceeds or otherwise restrict the ability of foreign investors to withdraw their money at will.

Focused Fund Risk. The Fund, because it may invest in a limited number of companies, may have more volatility in its net asset value and is considered to have more risk than a portfolio that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities decline in price.

Growth Style Risk. Generally, “growth” stocks are stocks of companies that a subadviser believes have anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market. In addition, the value of growth stocks may be more sensitive to changes in current or expected earnings than the value of other stocks, because growth stocks trade at higher prices relative to current earnings.

Large- and Mid-Cap Companies Risk. Investing in large- and mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.

Small-Cap Company Risk. Investing in small-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse social, political or economic developments here or abroad, changes in investor psychology, technological disruptions, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, trade wars, disease/virus outbreaks and epidemics). The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Non-Diversification Risk. Because the Fund may invest in a smaller number of issuers, its value may be affected to a greater extent by the performance of any one of those issuers or by any single economic, political, market or regulatory event affecting any one of those issues than a fund that invests in a larger number of issuers.

Price Volatility Risk. The Fund’s investment strategy may subject the Fund’s portfolio to increased volatility. Volatility may cause the value of the Fund’s portfolio to fluctuate significantly in the short term.

Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. The Fund’s loans will be collateralized by securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, which subjects the Fund to the credit risk of the U.S. Government or the issuing federal agency or instrumentality. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the S&P® 500 (a broad-based securities market index) and the Russell 1000® Growth Index which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.

American Century Investment Management, Inc., served as subadviser of the Fund from its inception until September 30, 2019. SunAmerica Asset Management, LLC served as subadviser of the Passive Strategy from September 30, 2019 until April 30, 2025. BlackRock assumed subadvisory duties of the Active Strategy on September 30, 2019 and the Passive Strategy on April 30, 2025.

During the period shown in the bar chart:

Highest Quarterly Return:	[June 30, 2020	28.99%
Lowest Quarterly Return:	June 30, 2022	-22.49%]
Year to Date Most Recent Quarter:	June 30, 2026	[ ]%

Average Annual Total Returns (For the periods ended December 31, 2025)

	1 Year	5 Years	10 Years
Fund	[ ]%	[ ]%	[ ]%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%

Investment Adviser

The Fund’s investment adviser is VALIC.

The Fund is subadvised by BlackRock.

Portfolio Managers

Name and Title	Portfolio Manager of the Fund Since
Active Strategy
Reid Menge Managing Director and Portfolio Manager	2025
Sally Du, CFA Director and Portfolio Manager	2025
Passive Strategy
Jennifer Hsui, CFA Managing Director and Portfolio Manager	2025
Matt Waldron, CFA Managing Director and Portfolio Manager	2025
Peter Sietsema, CFA Managing Director and Portfolio Manager	2025
Steven White Director and Portfolio Manager	2025

For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page [ ].

FUND SUMMARY: INTERNATIONAL GROWTH FUND

Investment Objective

The Fund seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[ ]%
Other Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Fee Waivers and/or Expense Reimbursements[1]	[ ]%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	[ ]%

[1]

The Fund’s investment adviser, The Variable Annuity Life Insurance Company (“VALIC”), has contractually agreed to waive its advisory fee until September 30, 2027, so that the advisory fee payable by the Fund to VALIC equals 0.69% on the first $250 million of the Fund’s average daily net assets, 0.64% on the next $250 million of the Fund’s average daily net assets, 0.59% on the next $500 million of the Fund’s average daily net assets, and 0.54% on average daily net assets over $1 billion. This agreement may be modified or discontinued prior to such time only with the approval of the Board of Directors of the Fund, including a majority of the directors who are not “interested persons” of the Fund as defined in the Investment Company Act of 1940, as amended.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund’s subadviser uses a proprietary investment strategy to invest in companies that it believes will increase in value over time. The Fund attempts to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of growth companies. For purposes of the Fund’s 80% investment policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “growth metric” similar to those commonly used by third-party index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others.

Under normal market conditions, the subadviser seeks to achieve the Fund’s objective by investing primarily in established growth companies on an international basis, with capitalizations within the range of companies included in the MSCI ACWI ex USA Index. As of June 30, 2026, the market capitalization range of the companies in the MSCI ACWI ex USA Index was approximately $156.54 million to $1.864 trillion.

The subadviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the subadviser seeks high-quality, established companies that the subadviser believes have attractive valuations at the time of purchase relative to their growth potential. The subadviser typically favors companies it believes have sustainable competitive advantages that can be monetized through growth. The investment process integrates analysis of sustainability with respect to disruptive change, financial strength, environmental and social externalities and governance (also referred to as ESG). The subadviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria because the quality of the company’s business deteriorates or the price relative to the company’s intrinsic value is no longer attractive. The subadviser views incorporating ESG-related potential risks and opportunities within the investment process as important to ensure long-term stewardship of capital. Over extended time horizons, the subadviser believes that ESG risks are more likely to materialize and externalities not borne by the company are more likely to be priced into the value of securities. Since ESG risks could potentially impact the risk and reward profile of investment opportunities, the subadviser typically engages company management in constructive discussions on a range of ESG issues the subadviser deems materially important.

The Fund may invest in foreign securities, which may include emerging market securities. Under normal circumstances, the Fund invests at least 40% of its net assets in the securities of issuers from at least three countries outside of the United States. The Fund considers an issuer to be from a particular country (including the United States) or geographic region if: (i) its principal securities trading market is in that country or geographic region; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in that country or geographic region or has at least 50% of its assets in that country or geographic region; or (iii) it is organized under the laws of, or has a principal office in, that country or geographic region. The Fund may invest up to 35% of its total assets (excluding cash) in securities of issuers located in emerging market countries.

For purposes of maintaining exposure of at least 40% of the Fund’s assets to equity securities of issuers located or operating outside the United States, the Fund may also invest in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and other types of depositary receipts with respect to issuers located or operating outside the United States. The equity securities in which the Fund invests are denominated in both U.S. and non-U.S. currencies and include common stock.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk. The investment style or strategy used by a subadviser may fail to produce the intended result. A subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

ESG Investment Risk. The portfolio manager(s) may utilize ESG criteria, integrate ESG considerations and/or use related analyses to select investments for the Fund. These strategies may impact the Fund’s performance, including relative to similar funds that do not adhere to such ESG criteria, ESG integration and/or related analyses as part of the investment process. Additionally, the Fund’s adherence to these strategies in connection with identifying and selecting investments may require subjective and qualitative analysis and may be more difficult if data about a particular company or market is limited, such as with respect to issuers in emerging markets countries. The Fund may invest in companies that do not reflect the beliefs and values of any particular investor. Socially responsible norms differ by country and region, and a company’s ESG practices or a portfolio manager’s assessment of such may change over time. ESG characteristics may not be the only factors considered in selecting investments and as a result, the Fund’s investments may not have favorable ESG characteristics or high ESG ratings.

Foreign Investment Risk. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk. Economies and financial markets are becoming more connected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions.

Focused Fund Risk. The Fund, because it may invest in a limited number of companies, may have more volatility in its net asset value and is considered to have more risk than a portfolio that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities decline in price.

Consumer Discretionary Risk. To the extent that the Fund invests a substantial portion of its assets in the consumer discretionary sector, the Fund will be particularly susceptible to the risks associated with companies operating in such sector(s). Companies in the consumer discretionary sector are subject to risks, including fluctuations in the performance of the overall domestic and international economy, shipment and supply chain disruptions, interest rate changes, currency exchange rates, increased competition and consumer confidence. Performance of such companies may also be adversely affected by factors such as reduced disposable household income, reduced consumer spending, and changing demographics and consumer tastes.

Currency Risk. Because the Fund’s foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Such gains or losses may be substantial.

Depositary Receipts Risk. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding the issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Emerging Markets Risk. In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.

Equity Securities Risk. The Fund invests primarily in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Large-Cap Companies Risk. Investing primarily in large-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. During periods when equity securities experience heightened volatility, such as during periods of market, economic or financial uncertainty or distress, the Fund’s investments in equity securities may be subject to heightened risks. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rate of successful smaller companies, particularly during extended periods of economic expansion.

Mid-Cap Company Risk. Investing in mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.

Small-Cap Company Risk. Investing in small-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

Growth Style Risk. Generally, “growth” stocks are stocks of companies that a subadviser believes have anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market. In addition, the value of growth stocks may be more sensitive to changes in current or expected earnings than the value of other stocks, because growth stocks trade at higher prices relative to current earnings.

Liquidity Risk. If the active trading market for certain securities becomes limited or non-existent, it can become more difficult to sell the securities at or near their perceived value. This may cause the value of such securities and the Fund’s share price to fall dramatically. Illiquidity can be caused by, among other things, a drop in overall market trading volume, an inability to find a willing buyer, or legal restrictions on the securities’ resale.

Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse social, political or economic developments here or abroad, changes in investor psychology, technological disruptions, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, trade wars, disease/virus outbreaks and epidemics). The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. The Fund’s loans will be collateralized by securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, which subjects the Fund to the credit risk of the U.S. Government or the issuing federal agency or instrumentality. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the MSCI ACWI ex USA Index (net) (a broad-based securities market index), which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.

American Century Investment Management, Inc. served as subadviser of the Fund from its inception until March 7, 2018. Invesco Advisers, Inc. and Massachusetts Financial Services Company have served as co-subadvisers from June 20, 2005 to March 7, 2018. Morgan Stanley Investment Management Inc. (”MSIM Inc.“) assumed sole subadvisory duties of the Fund on March 8, 2018.

During the period shown in the bar chart:

Highest Quarterly Return:	[June 30, 2020	19.73%
Lowest Quarterly Return:	June 30, 2022	-20.31%]
Year to Date Most Recent Quarter:	June 30, 2026	[ ]%

Average Annual Total Returns (For the periods ended December 31, 2025)

	1 Year	5 Years	10 Years
Fund	[ ]%	[ ]%	[ ]%
MSCI ACWI ex USA Index (net)	[ ]%	[ ]%	[ ]%

Investment Adviser

The Fund’s investment adviser is VALIC.

The Fund is subadvised by MSIM Inc. MSIM Inc. has entered into an agreement whereby it may delegate certain of its investment advisory services to Morgan Stanley Investment Management Company (”MSIM Co.“) an affiliated investment adviser

Portfolio Managers

Name and Title	Portfolio Manager of the Fund Since
Kristian Heugh, CFA Managing Director and Lead Portfolio Manager	2018
Anil Agarwal Managing Director co-Portfolio Manager	2022
Lindsay Connor Managing Director, co-Portfolio Manager	2024

For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page [ ].

FUND SUMMARY: INTERNATIONAL SOCIALLY RESPONSIBLE FUND

Investment Objective

The Fund seeks to obtain growth of capital through investment, primarily in equity securities of companies which meet the social criteria established for the Fund.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[ ]%
Other Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Fee Waivers and/or Expense Reimbursements[1]	[ ]%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	[ ]%

[1]

The Fund’s investment adviser, The Variable Annuity Life Insurance Company (“VALIC”), has contractually agreed to waive its advisory fee until September 30, 2027, so that the advisory fee payable by the Fund to VALIC is equal to 0.410% on the first $500 million of the Fund’s average daily net assets, 0.385% on the next $500 million of the Fund’s average daily net assets, and 0.360% on average daily net assets over $1 billion. This agreement may be modified or discontinued prior to such time only with the approval of the Board of Directors of VALIC Company I (“VC I”), including a majority of the directors who are not “interested persons” of VC I as defined in the Investment Company Act of 1940, as amended.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of its net assets in the securities of companies that meet the Fund’s social criteria. The Fund will invest in issuers located in at least three different countries, with at least 40% of net assets in foreign securities, or if conditions are unfavorable, at least 30% of net assets in foreign securities. The Fund will generally invest in the equity securities of large- and mid-cap companies domiciled in Europe, Australasia and the Far East. To determine which companies meet the Fund’s social criteria, the subadviser incorporates into its investment process research services from an independent social research service, MSCI ESG Research, LLC (“MSCI ESG Research”). The Fund does not invest in the securities of companies that do not meet its social criteria. The Fund’s subadviser will generally assess whether a company continues to meet the social criteria on a monthly basis. The Fund may invest up to 20% of net assets in other securities of companies that meet the Fund’s social criteria, including preferred stock, convertible securities, and high quality money market securities and warrants. The Fund may engage in frequent and active trading of portfolio securities to achieve the Fund’s investment objective.

The principal investment technique of the Fund is to approximate the capitalization weighted total rate of return of the MSCI EAFE Index (net) (the “MSCI EAFE Index”), however, the Fund shall exclude securities screened out to meet the social criteria established for the Fund.

The portfolio managers select securities from the MSCI EAFE Index that meet the Fund’s social criteria, and by employing a statistical technique known as “optimization.” Through this selection process, the portfolio managers seek to select a portfolio of securities that will approximate the capitalization weighted total rate of return of the MSCI EAFE Index while maintaining similar risk characteristics to the MSCI EAFE Index. The MSCI EAFE Index is an equity index which captures large- and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. Because the Fund limits its selection to securities that meet its social criteria, not all of the securities in the MSCI EAFE Index are included in its portfolio, and the Fund’s holdings may be underweight or overweight particular securities, sectors or industries within the MSCI EAFE Index. The subadviser may use derivatives in seeking to track the performance of the MSCI EAFE Index, including futures and total return swaps.

The Fund’s social criteria are as follows:

The Fund does not invest in companies that have significant revenues derived from:

•	the manufacture or distribution of civilian firearms, military weapons or weapons delivery systems;
•	the manufacture or distribution of alcoholic beverages or tobacco products;
•	the operation of gambling-related businesses; and
•	the production of nuclear energy.

The Fund’s revenue criteria are established by the Fund’s subadviser and are applied based on MSCI ESG Research revenue calculations.

The Fund also excludes companies with low environmental, social and governance controversy scores, as determined and provided by MSCI ESG Research. MSCI ESG Research uses a rules based methodology to assess issuers on key environmental, social, and governance issues (“MSCI Controversy Case Score”), including: (1) environmental issues such as climate change, natural resources, pollution and waste, and environmental opportunities; (2) social issues such as human capital, product liability, stakeholder opposition and social opportunities; and (3) governance issues such as corporate governance and corporate behavior.

The Fund does not invest in companies that, based on low MSCI Controversy Case Scores:

•	have a history of poor labor-management relations;
•	engage in businesses or have products that have a severely negative impact on the environment;
•

have significant business operations in countries whose governments pose human rights concerns; operate businesses that have a significantly adverse impact on the communities in which they are located;

•

engage in businesses or have products that have a severely negative impact on their customers, which may include companies that have products that pose safety or health concerns, engage in practices that are anti-competitive or have marketing that is inappropriate or misleading; and

•	have a history of poor business ethics, which may include companies that have incidents of bribery or fraud, or poor governance structures.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above. Since the Fund’s definition of social criteria is not “fundamental,” VC I’s Board of Directors may change it without shareholder approval.

Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Derivatives Risk. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors and may result in increased volatility or losses. The Fund may not be able to terminate or sell derivative positions, and a liquid secondary market may not always exist for derivative positions.

Equity Securities Risk. The Fund invests primarily in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Failure to Match Index Performance Risk. The ability of the Fund to match the performance of the MSCI EAFE Index may be affected by, among other things, changes in securities markets, the manner in which performance of the MSCI EAFE Index is calculated, changes in the composition of the MSCI EAFE Index, the amount and timing of cash flows into and out of the Fund, commissions, portfolio expenses, and any differences in the pricing of securities by the Fund and the MSCI EAFE Index. When the Fund employs an “optimization” strategy, the Fund is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Fund may perform differently than the MSCI EAFE Index.

ESG Investment Risk. The Fund’s adherence to its social criteria and application of related analyses when selecting investments may negatively impact the Fund’s performance, including relative to similar funds that use different criteria, or to funds that do not adhere to such criteria or apply such analyses. Social criteria screening limits the availability of investment opportunities for the Fund. If the Fund changes its social criteria or a company stops meeting the Fund’s social criteria, the Fund will sell the affected investments even if this means the Fund loses money. The employment of an independent social research service to assess social criteria and reliance on potentially incomplete or inaccurate data may further negatively affect outcomes. The Fund may invest in companies that do not reflect the beliefs and values of any particular investor. Socially responsible norms differ by country and region, and a company’s practices or the Fund’s assessment of such may change over time.

Foreign Investment Risk. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.

Large- and Mid-Cap Companies Risk. Investing in large- and mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.

Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.

Geographic Risk. If the Fund invests a significant portion of its assets in issuers located in a single country, a limited number of countries, or a particular geographic region, it assumes the risk that economic, political and social conditions in those countries or that region may have a significant impact on its investment performance.

Currency Risk. Because the Fund’s foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Such gains or losses may be substantial.

Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse social, political or economic developments here or abroad, changes in investor psychology, technological disruptions, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, trade wars, disease/virus outbreaks and epidemics). The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. The Fund’s loans will be collateralized by securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, which subjects the Fund to the credit risk of the U.S. Government or the issuing federal agency or instrumentality. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Convertible Securities Risk. Convertible security values may be affected by market interest rates, issuer defaults and underlying common stock values; security values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back the securities at a time unfavorable to the Fund.

Preferred Stock Risk. Unlike common stock, preferred stock generally pays a fixed dividend from a company’s earnings and may have a preference over common stock on the distribution of a company’s assets in the event of bankruptcy or liquidation. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Preferred stockholders typically do not have voting rights.

Money Market Securities Risk. An investment in the Fund is subject to the risk that the value of its investments in high-quality short-term obligations (“money market securities”) may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.

Warrant Risk. A warrant entitles the holder to purchase a specified amount of securities at a pre-determined price. Warrants may not track the value of the securities the holder is entitled to purchase and may expire worthless if the market price of the securities is below the exercise price of the warrant.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the MSCI EAFE Index (net) (a broad-based securities market index), which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.

BlackRock Investment Management, LLC (“BlackRock”) assumed subadvisory responsibilities on April 30, 2025. Prior to this time, the Fund was subadvised by SunAmerica Asset Management, LLC.

During the period shown in the bar chart:

Highest Quarterly Return:	[December 31, 2022	18.68%
Lowest Quarterly Return:	March 31, 2020	-22.35%]
Year to Date Most Recent Quarter:	June 30, 2026	[ ]%

Average Annual Total Returns (For the periods ended December 31, 2025)

	1 Year	5 Years	10 Years
Fund	[ ]%	[ ]%	[ ]%
MSCI EAFE Index (net)	[ ]%	[ ]%	[ ]%

Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.

The Fund is subadvised by BlackRock.

Portfolio Managers

Name and Title	Portfolio Manager of the Fund Since
Jennifer Hsui, CFA Managing Director and Portfolio Manager	2025
Peter Sietsema, CFA Managing Director and Portfolio Manager	2025
Matt Waldron, CFA Managing Director and Portfolio Manager	2025
Steven White Director and Portfolio Manager	2025

For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page [ ].

FUND SUMMARY: INTERNATIONAL VALUE FUND

Investment Objective

The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[ ]%
Other Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Fee Waivers and/or Expense Reimbursements[1]	[ ]%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	[ ]%

[1]

The Fund’s investment adviser, The Variable Annuity Life Insurance Company (“VALIC”), has contractually agreed to waive its advisory fee until September 30, 2027, so that the advisory fee payable by the Fund to VALIC equals 0.66% on the first $250 million of the Fund’s average daily net assets, 0.61% on the next $250 million of the Fund’s average daily net assets, 0.56% on the next $500 million of the Fund’s average daily net assets and 0.51% on average daily net assets over $1 billion. This agreement may be modified or discontinued prior to such time only with the approval of the Board of Directors of the Fund, including a majority of the directors who are not “interested persons” of the Fund as defined in the Investment Company Act of 1940, as amended.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal market conditions, the Fund invests at least 80% of its net assets in securities of value companies. For purposes of the Fund’s 80% investment policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “value metric” similar to those commonly used by third-party index providers or third-party vendors in value classifications, such as earnings growth, price-to-earnings or sales growth, among others.

The Fund invests primarily in equity securities of foreign issuers. The Fund will invest in securities of at least three different countries, including the United States. The Fund normally invests in common stock, preferred stock, rights, warrants and American Depository Receipts (ADRs). The Fund may purchase securities across any market capitalization. The Fund may invest in derivatives, such as forward contracts (including forward foreign currency contracts), futures (including equity futures and index futures) and options (including options on stocks and indices), for both hedging and non-hedging purposes including, for example, for investment purposes to seek to enhance returns or, in certain circumstances, when holding a derivative is deemed preferable to holding the underlying asset. In particular, the Fund may invest in forward currency contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, or to adjust an underweight country exposure in its portfolio.

The Fund may also invest in equity index futures to manage exposure to the securities market and to maintain equity market exposure while managing cash flows.

The Fund defines the term “foreign issuer” with respect to whether an issuer is economically tied to a non-U.S. country. The Fund will make this determination by looking at a number of factors, including the domicile of the issuer’s senior management, the primary stock exchange on which the issuer’s security trades, the country from which the issuer produced the largest portion of its revenue, and its reporting currency.

The Fund is sub-advised by both Goldman Sachs Asset Management, L.P. (“GSAM”) and Columbia Management Investment Advisers, LLC (“Columbia”). GSAM selects investments using an investment philosophy and a valuation discipline designed to identify what GSAM believes are well-positioned, cash-generating businesses run by shareholder-oriented management teams. In the portion of the Fund subadvised by GSAM, the Fund expects to invest a majority of its assets in a diversified portfolio of equity investments of dividend-paying non- U.S. issuers. A substantial portion of the assets in GSAM’s sleeve are invested in the securities of issuers located in the developed countries of Western Europe and in Australia, Japan and New Zealand. The Fund’s investments in a particular developed country may exceed 25% of its investment portfolio.

Columbia employs fundamental analysis with risk management in identifying value opportunities and constructing the Fund’s portfolio. In selecting investments, Columbia considers, among other factors: businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors; various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value, with Columbia believing that companies with lower valuations are generally more likely to provide opportunities for capital appreciation; a company’s current operating margins relative to its historic range and future potential; and/or potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities or anticipated improvements in macroeconomic factors.

Columbia may sell a security when the security’s price reaches a target set by Columbia; if Columbia believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects; if other investments are more attractive; or for other reasons.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.

Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk. The investment style or strategy used by a subadviser may fail to produce the intended result. A subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk. The Fund invests predominantly in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Derivatives Risk. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors and may result in increased volatility or losses. The Fund may not be able to terminate or sell derivative positions, and a liquid secondary market may not always exist for derivative positions.

Large-Cap Companies Risk. Investing in large-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rate of successful smaller companies, particularly during extended periods of economic expansion.

Mid-Cap Company Risk. Investing in mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.

Small-Cap Company Risk. Investing in small-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a currency or other investment by taking an offsetting position (often through a derivative instrument, such as an option or forward contract). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

Warrant Risk. A warrant entitles the holder to purchase a specified amount of securities at a pre-determined price. Warrants may not track the value of the securities the holder is entitled to purchase and may expire worthless if the market price of the securities is below the exercise price of the warrant.

Dividend-paying Stocks Risk. There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.

Focused Fund Risk. The Fund, because it may invest in a limited number of companies, may have more volatility in its net asset value and is considered to have more risk than a portfolio that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities decline in price.

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

Foreign Investment Risk. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each, a “Foreign Custodian”), which involves the risk that some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Currency Risk. Because the Fund’s foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Such gains or losses may be substantial.

Depositary Receipts Risk. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding the issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Geographic Risk. If the Fund invests a significant portion of its assets in issuers located in a single country, a limited number of countries, or a particular geographic region, it assumes the risk that economic, political and social conditions in those countries or that region may have a significant impact on its investment performance.

Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse social, political or economic developments here or abroad, changes in investor psychology, technological disruptions, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, trade wars, disease/virus outbreaks and epidemics). The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Value Style Risk. Generally, “value” stocks are stocks of companies that a subadviser believes are currently undervalued in the marketplace. A subadviser’s judgment that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect and the price of the company’s stock may fall or may not approach the value the subadviser has placed on it.

Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. The Fund’s loans will be collateralized by securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, which subjects the Fund to the credit risk of the U.S. Government or the issuing federal agency or instrumentality. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the MSCI ACWI ex USA Index (net) (a broad-based securities market index) and MSCI EAFE Value Index (net), which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies. Effective April 29, 2024, the Fund changed its benchmark index against which the Fund measures its performance from the MSCI ACWI ex USA Index (net) to the MSCI EAFE Value Index (net). Fund management believes that the MSCI EAFE Value Index (net) is more representative of the securities in which the Fund invests. The Fund’s returns prior to April 29, 2024, as reflected in the bar chart and table, are the returns of the Fund when it followed different investment strategies. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.

GSAM and Columbia assumed subadvisory duties on April 29, 2024. From inception through September 9, 2018, Templeton Global Advisors Limited was subadviser to the Fund. From September 10, 2018 through April 29, 2024, Allspring Global Investments, LLC was subadviser to the Fund.

During the period shown in the bar chart:

Highest Quarterly Return:	[December 31, 2022	18.33%
Lowest Quarterly Return:	March 31, 2020]	-29.70%]
Year to Date Most Recent Quarter:	June 30, 2026	[ ]%

Average Annual Total Returns (For the periods ended December 31, 2025)

	1 Year	5 Years	10 Years
Fund	[ ]%	[ ]%	[ ]%
MSCI ACWI ex USA Index (net)	[ ]%	[ ]%	[ ]%
MSCI EAFE Value Index (net)	[ ]%	[ ]%	[ ]%

Investment Adviser

The Fund’s investment adviser is VALIC.

The Fund is subadvised by GSAM and Columbia.

Portfolio Managers

Name and Title	Portfolio Manager of the Fund Since
GSAM
Alexis Deladerrière, CFA Managing Director, Co-Portfolio
Manager Abhishek Periwal, CFA Managing Director, Co-Portfolio	2024
Manager	2024
Columbia
Fred Copper, CFA Senior Portfolio Manager	2024
Daisuke Nomoto, CMA (SAAJ) Senior Portfolio Manager	2024
Paul J. DiGiacomo, CFA Senior Portfolio Manager	2024

For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page [ ].

FUND SUMMARY: MID CAP STRATEGIC GROWTH FUND

Investment Objective

The Fund seeks long-term capital growth.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[ ]%
Other Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Subadvisers seek long-term capital growth by investing primarily in growth-oriented equity securities of domestic and foreign mid-cap companies.

Under normal circumstances, at least 80% of the Fund’s net assets will be invested in securities of mid-cap growth companies. For purposes of the Fund’s 80% investment policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “growth metric” similar to those commonly used by third-party index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others. Generally, mid-cap companies will include companies whose market capitalizations, at the time of purchase, range from the market capitalization of the smallest company included in the Russell Midcap® Growth Index to the market capitalization of the largest company in the Russell Midcap® Growth Index during the most recent 12-month period. As of June 30, 2026, the median stock by market capitalization in the Index was approximately $17.443 billion, and the largest stock was approximately $92.673 billion. The size of the companies in the Index changes with market conditions and the composition of the Index.

The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include emerging market securities. The securities in which the Fund may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Fund may also invest in private placements.

As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process, may not be determinative in deciding to include or exclude an investment from the portfolio, and may not be considered for every investment decision.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.

Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk. The investment style or strategy used by a subadviser may fail to produce the intended result. A subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Currency Risk. Because the Fund’s foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Such gains or losses may be substantial.

Equity Securities Risk. The Fund invests primarily in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

ESG Investment Risk. The Fund’s adherence to its ESG criteria and application of related analyses when selecting investments may impact the Fund’s performance, including relative to similar funds that do not adhere to such criteria or apply such analyses. Additionally, the Fund’s adherence to its ESG criteria and application of related analyses in connection with identifying and selecting investments may require subjective analysis and may be more difficult if data about a particular company or market is limited, such as with respect to issuers in emerging markets countries. The Fund may invest in companies that do not reflect the beliefs and values of any particular investor. Socially responsible norms differ by country and region, and a company’s ESG practices or the subadviser’s assessment of such may change over time. ESG characteristics may not be the only factors considered in selecting investments and as a result, the Fund’s investments may not have favorable ESG characteristics or high ESG ratings.

Foreign Investment Risk. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.

Emerging Markets Risk. In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.

Growth Style Risk. Generally, “growth” stocks are stocks of companies that a subadviser believes have anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market. In addition, the value of growth stocks may be more sensitive to changes in current or expected earnings than the value of other stocks, because growth stocks trade at higher prices relative to current earnings.

Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse social, political or economic developments here or abroad, changes in investor psychology, technological disruptions, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, trade wars, disease/virus outbreaks and epidemics). The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Mid-Cap Company Risk. Investing in mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.

Privately Placed Securities Risk. The Fund’s investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of Fund illiquidity to the extent the Fund may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability to arrive at a fair value for certain securities at certain times and could make it difficult for the Fund to sell certain securities.

Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. The Fund’s loans will be collateralized by securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, which subjects the Fund to the credit risk of the U.S. Government or the issuing federal agency or instrumentality. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Russell 3000® Index (a broad-based securities market index) and the Russell Midcap® Growth Index, which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.

Morgan Stanley Investment Management Inc. (“MSIM Inc.”) served as a subadviser from the Fund’s inception through December 7, 2015. Janus Henderson Investors

US LLC (“Janus”) assumed sub-advisory duties of the Fund effective December 7, 2015. PineBridge Investments LLC served as a subadviser from the Fund’s inception through March 22, 2011. Allianz Global Investors U.S. LLC (“AllianzGI”) served as a subadviser from March 22, 2011 through July 25, 2022. Voya Investment Management Co. LLC (“Voya IM”) assumed sub-advisory duties of the Fund from AllianzGI effective July 25, 2022.

The percentage of the Fund’s assets that each subadviser manages may, at the adviser’s discretion, change from time to time.

During the period shown in the bar chart:

Highest Quarterly Return:	[June 30, 2020	27.28%
Lowest Quarterly Return:	March 31, 2020	-21.73%]
Year to Date Most Recent Quarter:	June 30, 2026	[ ]%

Average Annual Total Returns (For the periods ended December 31, 2025)

	1 Year	5 Years	10 Years
Fund	[ ]%	[ ]%	[ ]%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%

Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.

The Fund is subadvised by Janus and Voya IM.

Portfolio Managers

Name and Title	Portfolio Manager of the Fund Since
Janus Brian Demain, CFA
Portfolio Manager	2015
Cody Wheaton, CFA
Portfolio Manager	2016
Voya IM
Jeffrey D. Parker, CFA, MBA Portfolio Manager, Head of Thematic Equities	2020
Raymond F. Cunha, CFA, MBA Senior Portfolio Manager and Equity Analyst, Portfolio Manager	2020
John Coyle, Jr. Portfolio Manager, Equity Analyst	2025

For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page [ ].

FUND SUMMARY: MID CAP VALUE FUND

Investment Objective

The Fund seeks capital growth through investment in equity securities of medium capitalization companies using a value-oriented investment approach.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[ ]%
Other Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Acquired Fund Fees and Expenses[1]	[ ]%
Total Annual Fund Operating Expenses[1]	[ ]%

[1]

The Total Annual Fund Operating Expenses for the Fund do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the Fund’s annual report, which reflects the net operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Fund as a result of investments in shares of one or more Underlying Funds.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of net assets in securities of mid-cap value companies. For purposes of the Fund’s 80% investment policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “value metric” similar to those commonly used by third-party index providers or third-party vendors in value classifications, such as earnings growth, price-to-earnings or sales growth, among others. Generally, mid-cap companies will include companies whose market capitalizations, at the time of purchase, range from the market capitalization of the smallest company included in the Russell Midcap® Index to the market capitalization of the largest company in the Russell Midcap® Index during the most recent 12-month period. As of June 30, 2026, the median stock by market capitalization in the Index was approximately $13.368 billion, and the largest stock was approximately $92.673 billion. The size of the companies in the Index changes with market conditions and the composition of the Index.

The Fund invests primarily in equity securities. The subadvisers use value-oriented investment approaches to identify companies in which to invest the Fund’s assets. Within the universe of value companies, the subadvisers generally select stocks that they believe meet one or more of the following criteria: (1) are undervalued relative to other securities in the same industry or market, (2) exhibit good or improving fundamentals, or (3) exhibit an identifiable catalyst (e.g., an event or company report that significantly affects the price of a security, such as an earnings report, new product launch, new legislation, or lawsuit) that could close the gap between market value and fair value over the next one to two years.

The Fund may invest up to 20% of its total assets in foreign securities. The Fund may also invest in depositary receipts, which are instruments issued by a bank that represent an interest in a foreign issuer’s securities.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.

Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk. The investment style or strategy used by the Fund may fail to produce the intended result. A subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Depositary Receipts Risk. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding the issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore are subject to illiquidity risk.

Equity Securities Risk. The Fund’s investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/ or economic trends and developments affecting industries or the securities market as a whole.

Foreign Investment Risk. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability.

Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.

Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse social, political or economic developments here or abroad, changes in investor psychology, technological disruptions, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, trade wars, disease/virus outbreaks and epidemics). The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Mid-Cap Company Risk. Investing in mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.

Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. The Fund’s loans will be collateralized by securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, which subjects the Fund to the credit risk of the U.S. Government or the issuing federal agency or instrumentality. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Value Style Risk. Generally, “value” stocks are stocks of companies that a subadviser believes are currently undervalued in the marketplace. A subadviser’s judgment that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect and the price of the company’s stock may fall or may not approach the value the subadviser has placed on it.

Performance Information

As a result of a reorganization which occurred on May 24, 2021 (the “Reorganization”), the Fund acquired all of the assets and liabilities of the Mid Cap Value Fund (the “Predecessor Fund”), a series of VALIC Company II. The returns presented for the Fund reflect the performance of the Predecessor Fund. The Fund had not yet commenced operations prior to the Reorganization. The performance information below is based on the performance of the Predecessor Fund for periods prior to the date of the Reorganization. The Fund and the Predecessor Fund had the same investment objectives, strategies and portfolio management team on the date of the Reorganization. The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Russell 3000® Index (a broad-based securities market index) and the Russell Midcap® Value Index, which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.

Wellington Management Company LLP (“Wellington Management”) assumed subadvisory duties on January 1, 2002. Boston Partners Global Investors, Inc. d/b/a Boston Partners (“Boston Partners”) assumed co-subadvisory duties of the Predecessor Fund on December 5, 2011. From March 21, 2011 to March 13, 2015, the Predecessor Fund was co-subadvised by Tocqueville Asset Management LP. From November 7, 2005 to December 2, 2011, the Predecessor Fund was co-subadvised by Nuveen Asset Management, LLC, previously named FAF Advisors, Inc.

The percentage of the Fund’s assets each subadviser manages may change from time-to-time at the discretion of the Fund’s investment adviser, VALIC.

During the period shown in the bar chart:

Highest Quarterly Return:	[December 31, 2020	24.58%
Lowest Quarterly Return:	March 31, 2020	-31.68%]
Year to Date Most Recent Quarter:	June 30, 2026	[ ]%

Average Annual Total Returns (For the periods ended December 31, 2025)

	1 Year	5 Years	10 Years
Fund	[ ]%	[ ]%	[ ]%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%

Investment Adviser

The Fund’s investment adviser is VALIC.

The Fund is subadvised by Boston Partners and Wellington Management.

Portfolio Managers

Name and Title	Portfolio Manager of the Fund Since
Boston Partners
Steven L. Pollack Senior Portfolio Manager	2011
Timothy Collard Portfolio Manager	2023
Wellington Management
Gregory J. Garabedian Senior Managing Director and Equity Portfolio Manager	2018

For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page [  ].

FUND SUMMARY: SMALL CAP GROWTH FUND

Investment Objective

The Fund seeks to provide long-term capital growth.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[ ]%
Other Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Fee Waivers and/or Expense Reimbursements1	[ ]%
Total Annual Fund Operating Expenses After FeeWaivers and/or Expense Reimbursements1	[ ]%

[1]

The Fund’s investment adviser, The Variable Annuity Life Insurance Company (“VALIC”), has contractually agreed to waive its advisory fee until September 30, 2027, so that the advisory fee payable by the Fund to VALIC equals 0.80% on the first $100 million of the Fund’s average daily net assets and 0.75% on average daily net assets over $100 million. This agreement will continue in effect from year to year thereafter and may be modified or discontinued prior to such time only with the approval of the Board of Directors of VALIC Company I (“VC I”), including a majority of the directors who are not “interested persons” of VC I.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal market conditions, the Fund invests at least 80% of its net assets in securities of small-cap growth companies. The Fund invests primarily in equity securities. For purposes of the Fund’s 80% investment policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “growth metric” similar to those commonly used by third-party index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others. Within the universe of growth companies, the Fund typically invests in securities of companies with a history of above-average growth in revenues, earnings, cash flows, and/or margin relative to peers, benchmarks, or consensus expectations, as well as companies expected to have above-average growth.

A company will be considered a small-cap company if its market capitalization, at the time of purchase, is equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period. As of June 30, 2026, the median stock by market capitalization in the Index was approximately $1.176 billion, and the largest stock was approximately $13.400 billion. The size of the companies in the Index changes with market conditions and the composition of the Index. The subadviser may continue to hold an investment for further capital growth opportunities even if, through market appreciation, the company’s market cap value exceeds these small cap measures.

The Fund is managed by two subadvisers, American Century Investment Management, Inc. (“American Century”) and T. Rowe Price Associates, Inc.(“T. Rowe Price”).

The American Century portfolio managers look for stocks of small-cap companies that they believe will increase in value over time, using an investment strategy developed by American Century. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings and revenues. The portfolio managers’ principal analytical technique involves the identification of companies with earnings and revenues that are not only growing but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods and companies whose growth rates are expected to accelerate. In addition to accelerating growth, portfolio managers also may consider investing in companies whose stocks demonstrate price strength relative to their peers. This means that the portfolio managers favor companies whose securities are the strongest performers compared to the overall market. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

T. Rowe Price manages the Fund’s investments in certain privately placed securities, but does not currently intend to invest in additional privately placed securities.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.

Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk. The investment style or strategy used by the Fund may fail to produce the intended result. A subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk. The Fund’s investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/ or economic trends and developments affecting industries or the securities market as a whole.

Growth Style Risk. Generally, “growth” stocks are stocks of companies that a subadviser believes have anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market. In addition, the value of growth stocks may be more sensitive to changes in current or expected earnings than the value of other stocks, because growth stocks trade at higher prices relative to current earnings.

Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse social, political or economic developments here or abroad, changes in investor psychology, technological disruptions, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, trade wars, disease/virus outbreaks and epidemics). The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. The Fund’s loans will be collateralized by securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, which subjects the Fund to the credit risk of the U.S. Government or the issuing federal agency or instrumentality. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Small-Cap Company Risk. Investing in small-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

Performance Information

As a result of a reorganization which occurred on May 24, 2021 (the “Reorganization”), the Fund acquired all of the assets and liabilities of the Small Cap Growth Fund (the “Predecessor Fund”), a series of VALIC Company II. The returns presented for the Fund reflect the performance of the Predecessor Fund. The Fund had not yet commenced operations prior to the Reorganization. The performance information below is based on the performance of the Predecessor Fund for periods prior to the date of the Reorganization. The Fund and the Predecessor Fund had substantially similar investment objectives and strategies.

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Russell 3000® Index (a broad-based securities market index) and the Russell 2000® Growth Index, which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.

T. Rowe Price was added as a subadviser for the fund effective May 24, 2021. American Century was added as a subadviser to the Fund effective September 30, 2024,

replacing J.P. Morgan Investment Management Inc., which served as subadviser to the Fund and to the Predecessor Fund since December 10, 2007.

During the period shown in the bar chart:

Highest Quarterly Return:	[June 30, 2020	37.73%
Lowest Quarterly Return:	June 30, 2022	-21.72%]
Year to Date Most Recent Quarter:	June 30, 2026	[ ]%

Average Annual Total Returns (For the periods ended December 31, 2025)

	1 Year	5 Years	10 Years
Fund	[ ]%	[ ]%	[ ]%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%

Investment Adviser

The Fund’s investment adviser is VALIC.

The Fund is subadvised by American Century and T. Rowe Price and sub-subadvised by T. Rowe Price Investment Management, Inc.

Portfolio Managers

Name and Title	Portfolio Manager of the Fund Since
American Century
Jackie Wagner, MBA Vice President and Senior Portfolio Manager	2024
Jeff Hoernemann, MBA, CFA Vice President and Portfolio Manager	2024
T. Rowe Price
Alexander Paul Roik Vice President and Portfolio Manager	2023

For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page [  ].

FUND SUMMARY: SMALL CAP VALUE FUND

Investment Objective

The Fund seeks to provide maximum long-term return, consistent with reasonable risk to principal, by investing primarily in securities of small-cap companies in terms of revenues and/or market capitalization.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[ ]%
Other Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of its net assets in securities of small-cap value companies. The Fund invests primarily in equity securities. For purposes of the Fund’s 80% investment policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “value metric” similar to those commonly used by third-party index providers or third-party vendors in value classifications, such as earnings growth, price-to-earnings or sales growth, among others.

A company will be considered a small-cap company if its market capitalization, at time of purchase, is equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period. As of June 30, 2026, the median stock by market capitalization in the Index was approximately $1.176 billion, and the largest stock was approximately $13.400 billion. The size of the companies in the Index changes with market conditions and the composition of the Index.

The subadvisers use a value-oriented approach. Within the universe of value companies, companies will be selected based upon valuation characteristics such as price-to-cash flow ratios which are at a discount to market averages. Although the Fund primarily invests in domestic issuers, the Fund is authorized to invest up to 25% of its assets in the securities of foreign issuers.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.

Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk. The investment style or strategy used by the Fund may fail to produce the intended result. A subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk. The Fund’s investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/ or economic trends and developments affecting industries or the securities market as a whole.

Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse social, political or economic developments here or abroad, changes in investor psychology, technological disruptions, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, trade wars, disease/virus outbreaks and epidemics). The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. The Fund’s loans will be collateralized by securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, which subjects the Fund to the credit risk of the U.S. Government or the issuing federal agency or instrumentality. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Small-Cap Company Risk. Investing in small-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

Value Style Risk. Generally, “value” stocks are stocks of companies that a subadviser believes are currently undervalued in the marketplace. A subadviser’s judgment that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect and the price of the company’s stock may fall or may not approach the value the subadviser has placed on it.

Performance Information

As a result of a reorganization which occurred on May 24, 2021 (the “Reorganization”), the Fund acquired all of the assets and liabilities of the Small Cap Value Fund (the “Predecessor Fund”), a series of VALIC Company II. The returns presented for the Fund reflect the performance of the Predecessor Fund. The Fund had not yet commenced operations prior to the Reorganization. The performance information below is based on the performance of the Predecessor Fund for periods prior to the date of the Reorganization. The Fund and the Predecessor Fund had the same investment objectives, strategies and portfolio management team on the date of the Reorganization.

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Russell 3000® Index (a broad-based securities market index) and the Russell 2000® Value Index, which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.

J.P. Morgan Investment Management Inc. (“JPMIM”) (and its predecessors) assumed management of the Predecessor Fund on January 1, 2002. SunAmerica Asset Management, LLC was a co-subadviser of the Predecessor Fund from February 28, 2010 to December 14, 2012. From February 8, 2010 to October 28, 2016, Wells Capital Management Incorporated (f/k/a Metropolitan West Capital Management, LLC) was a co-subadviser of the

Predecessor Fund. On October 29, 2016, JPMIM became the Predecessor Fund’s sole subadviser.

During the period shown in the bar chart:

Highest Quarterly Return:	[December 31, 2020	33.74%
Lowest Quarterly Return:	March 31, 2020	-36.20%]
Year to Date Most Recent Quarter:	June 30, 2026	[ ]%

Average Annual Total Returns (For the periods ended December 31, 2025)

	1 Year	5 Years	10 Years
Fund	[ ]%	[ ]%	[ ]%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%

Investment Adviser

The Fund’s investment adviser is VALIC.

The Fund is subadvised by JPMIM.

Portfolio Managers

Name and Title	Portfolio Manager of the Fund Since
Phillip Hart, CFA Managing Director, Head of U.S. Structured Equity Small and Mid Cap
Team and Co-Lead Manager	2012
Wonseok Choi Managing Director, Head of U.S. Structured Equity Quantitative Research and Co-Lead Manager	2019
Robert A. Ippolito, CFA Executive Director, Fundamental Research and Co-Lead Manager	2022
Akash Gupta, CFA, FRM Executive Director, Fundamental Research and Co-Lead Manager	2019

For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page [ ].

FUND SUMMARY: SYSTEMATIC GROWTH FUND

Investment Objective

The Fund seeks total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[ ]%
Other Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Fee Waivers and/or Expense Reimbursements[1]	[ ]%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	[ ]%

[1]

The Fund’s investment adviser, The Variable Annuity Life Insurance Company (“VALIC”), has contractually agreed to waive its advisory fee until September 30, 2027, so that the advisory fee payable by the Fund to VALIC equals 0.580% on the first $250 million of the Fund’s average daily net assets, 0.555% on the next $250 million of the Fund’s average daily net assets, 0.530% on the next 300 million of the Fund’s average daily net assets, 0.505% on the next $200 million of the Fund’s average daily net assets and 0.450% on the Fund’s average daily net assets over $1 billion. This agreement may be modified or discontinued prior to such time only with the approval of the Board of Directors of VALIC Company I (“VC I”), including a majority of the directors who are not “interested persons” of VC I as defined in the Investment Company Act of 1940, as amended.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund attempts to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of growth companies. For purposes of the Fund’s 80% investment policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “growth metric” similar to those commonly used by third-party index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others.

The Fund invests primarily in equity securities of issuers included in the Russell 1000® Growth Index (the “Index”) at the time of purchase. The Index is comprised of U.S. large- and mid-cap companies that exhibit certain growth characteristics, as defined by the index provider. As of June 30, 2026, the median stock by market capitalization in the Index was approximately $28.249 billion, and the largest stock was approximately $4.86 trillion. The size of the companies in the Index changes with market conditions and the composition of the Index. The size of the companies in which the Fund invests may be outside of this capitalization range and may change with market conditions as well.

The equity securities in which the Fund invests include common stock, preferred stock, convertible securities, rights, and warrants. The Fund may at times have significant exposure to one or more industries or sectors and may be overweight with respect to certain securities (i.e., the Fund will hold a greater percentage of those securities than the Index) and underweight with respect to others (i.e., the Fund will hold a lesser percentage of those securities than the Index). Such weightings may change over time.

Each of the Fund’s subadvisers manages a portion of the Fund’s assets using different investment strategies and techniques.

One subadviser employs a proprietary, dynamic multifactor approach to managing the Fund’s assets that is based on quantitative and qualitative research and analysis. In selecting securities, the subadviser seeks to allocate its portion of the Fund’s assets to equity securities the subadviser believes share complementary factor exposures. Factors are characteristics that are important in explaining the returns and risks of a group of securities. Among the factors that the subadviser uses to select equity securities for the Fund are: (1) mean reversion (e.g., stocks that are inexpensive relative to their historical fundamentals); (2) trend following (e.g., strong momentum and higher growth potential); and (3) risk aversion (e.g., financially healthy, stable, and lower volatility companies). In exceptional circumstances, the subadviser may exclude, remove, or include an issuer or security in the Fund’s portfolio where it believes the data available does not accurately reflect current events, or to adjust the risk profile of the Fund appropriately. The subadviser may engage in frequent and active trading of portfolio securities with respect to its portion of the Fund’s assets.

The other subadviser uses a rules-based methodology that emphasizes quantitatively based stock selection, portfolio construction, and efficient implementation to seek to capture common sources of active equity returns among factors. Among the factors that the subadviser’s methodology employs are: (1) value (i.e., how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow); (2) momentum (i.e., whether a company’s share price is trending up or down); (3) quality (i.e., profitability) and (4) low volatility (i.e., a relatively low degree of fluctuation in a company’s share price over time). The subadviser seeks to capitalize on the low correlations in returns across these factors by diversifying exposure to securities selected based on such factors. The subadviser may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the subadviser’s proprietary research.

The subadviser constructs its portion of the Fund’s portfolio by investing assets in the securities comprising the Index and adjusting the relative weight of each security based on the security’s attractiveness when evaluated based on the factors as described above, subject to the Fund being constrained to long-only positions. The subadviser will rebalance its portion of the Fund’s portfolio according to the process set forth above on a quarterly basis. The subadviser generally employs a strategy to continue to hold securities between quarterly rebalancings, even if there are adverse developments concerning a particular security, an industry, the economy, or the stock market generally. The subadviser may reduce the position size of a security or sell a security during quarterly rebalancings if the security no longer has favorable scores in one or more of the four factors.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

The Fund is a non-diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund.

Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk. The investment style or strategy used by a subadviser may fail to produce the intended result. A subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk. The Fund invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Growth Style Risk. Generally, “growth” stocks are stocks of companies that a subadviser believes have anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market. In addition, the value of growth stocks may be more sensitive to changes in current or expected earnings than the value of other stocks, because growth stocks trade at higher prices relative to current earnings.

Factor-Based Investing Risk. There can be no assurance that the factor selection process employed by the portfolio managers will enhance performance. Exposure to factors may detract from performance in some market environments, which may continue for prolonged periods.

Large- and Mid-Cap Companies Risk. Investing in large- and mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.

Preferred Stock Risk. Unlike common stock, preferred stock generally pays a fixed dividend from a company’s earnings and may have a preference over common stock on the distribution of a company’s assets in the event of bankruptcy or liquidation. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Preferred stockholders typically do not have voting rights.

Convertible Securities Risk. Convertible security values may be affected by market interest rates, issuer defaults and underlying common stock values; security values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back the securities at a time unfavorable to the Fund.

Warrants and Rights Risk. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Warrants and rights have no voting rights, pay no dividends and have no rights with respect to the assets of the issuer other than a purchase option. Prices of warrants and rights do not necessarily move in tandem with the prices of the underlying securities and therefore are highly volatile and speculative investments. Warrants and rights may lack a liquid secondary market for resale. They have no voting rights, pay no dividends and have no rights with respect to the assets of the issuer other than a purchase option. If a warrant or right held by the Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant or right.

Quantitative Investing Risk. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments from the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model.

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

Active Trading Risk. High portfolio turnover rates that are associated with active trading may result in higher transaction costs, which can adversely affect the Fund’s performance. Active trading tends to be more pronounced during periods of increased market volatility.

Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse social, political or economic developments here or abroad, changes in investor psychology, technological disruptions, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, trade wars, disease/virus outbreaks and epidemics). The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Non-Diversification Risk. Because the Fund may invest in a smaller number of issuers, its value may be affected to a greater extent by the performance of any one of those issuers or by any single economic, political, market or regulatory event affecting any one of those issues than a fund that invests in a larger number of issuers.

Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. The Fund’s loans will be collateralized by securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, which subjects the Fund to the credit risk of the U.S. Government or the issuing federal agency or instrumentality. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the S&P 500® Index (a broad-based securities market index) and the Russell 1000® Growth Index, which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies. Effective May 1, 2023, the Fund changed its benchmark index against which the Fund measures its performance from the S&P 500® Index to the Russell 1000® Growth Index. Fund management believes that the Russell 1000® Growth Index is more representative of the securities in which the Fund invests. The Fund’s returns prior to May 1, 2023, as reflected in the bar chart and table, are the returns of the Fund when it followed different investment strategies under the name “Blue Chip Growth Fund.” Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.

Effective May 1, 2023, Goldman Sachs Asset Management, L.P. (“GSAM”) and Wellington Management Company LLP (“Wellington Management”) assumed subadvisory responsibilities for the Fund. Prior to May 1, 2023, T. Rowe Price Associates, Inc. served as subadviser to the Fund.

During the period shown in the bar chart:

Highest Quarterly Return:	[June 30, 2020	27.59%
Lowest Quarterly Return:	June 30, 2022	-25.46%]
Year to Date Most Recent Quarter:	June 30, 2026	[ ]%

Average Annual Total Returns (For the periods ended December 31, 2025) year and comparing the Fund’s average annual returns to those of the S&P 500® Index (a broad-based securities 1

	1 Year	5 Years	10 Years
Fund	[ ]%	[ ]%	[ ]%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%

Investment Adviser

The Fund’s investment adviser is VALIC.

The Fund is subadvised by GSAM and Wellington Management.

Portfolio Managers

Name and Title	Portfolio Manager of the Fund Since
GSAM
Andrew Alford, MBA, PhD Managing Director and Portfolio Manager	2023
Karhan E. Akcoglu, PhD Vice President and Portfolio Manager	2021
Wellington Management
Matthew J. Kyller, CFA Managing Director and Portfolio Manager	2023
Thomas S. Simon, CFA, FRM Senior Managing Director and Portfolio Manager	2023

For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page [ ].

FUND SUMMARY: SYSTEMATIC VALUE FUND

Investment Objective

The Fund seeks total return through capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[ ]%
Other Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Fee Waivers and/or Expense Reimbursements[1]	[ ]%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	[ ]%

[1]

The Fund’s investment adviser, The Variable Annuity Life Insurance Company (“VALIC”), has contractually agreed to waive its advisory fee until September 30, 2027, so that the advisory fee payable by the Fund to VALIC equals 0.56% on the first $250 million of the Fund’s average daily net assets, 0.51% on the next $250 million of the Fund’s average daily net assets, 0.46% on the next $500 million of the Fund’s average daily net assets, and 0.41% on average daily net assets over $1 billion. This agreement may be modified or discontinued prior to such time only with the approval of the Board of Directors of VALIC Company I (“VC I”), including a majority of the directors who are not “interested persons” of VC I as defined in the Investment Company Act of 1940, as amended.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund attempts to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of value companies. For purposes of the Fund’s 80% investment policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “value metric” similar to those commonly used by third-party index providers or third-party vendors in value classifications, such as earnings growth, price-to-earnings or sales growth, among others.

The Fund invests primarily in equity securities of U.S. large- and mid-cap companies. Companies are determined to be large- or mid-cap based on the inclusion of their equity securities in the Russell 1000® Value Index, whose constituents are companies that exhibit certain value qualities, as defined by the index provider, such as lower price-to-book ratios and lower expected growth values. As of June 30, 2026, the median stock by market capitalization in the Index was approximately $15.922 billion, and the largest stock was approximately $4.24 trillion. The size of the companies in the Index changes with market conditions and the composition of the Index. The equity securities in which the Fund invests include common stock, preferred stock, convertible securities, rights and warrants.

The subadviser employs a proprietary, dynamic multi-factor approach to managing the Fund’s assets that is based on quantitative and qualitative research and analysis. In selecting securities, the subadviser seeks to allocate the Fund’s assets to equity securities that the subadviser believes share complementary factor exposures. Factors are characteristics that are important in explaining the returns and risks of a group of securities. Among the kinds of factors that the subadviser uses to select equity securities for the Fund are: (1) mean reversion (e.g., stocks that are inexpensive relative to their historical fundamentals); (2) trend following (e.g., strong momentum and higher growth potential); and (3) risk aversion (e.g., financially healthy, stable, and lower volatility companies). In exceptional circumstances, the subadviser may exclude, remove or include an issuer or security in the Fund where it believes the data available does not accurately reflect current events, or to adjust the risk profile of the Fund appropriately.

The subadviser may engage in frequent and active trading of portfolio securities to achieve the Fund’s investment objective.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk. The investment style or strategy used by a subadviser may fail to produce the intended result. A subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk. The Fund invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Factor-Based Investing Risk. With respect to a strategy that uses a factor-based process, there can be no assurance that the multi-factor selection process employed by the subadviser will enhance performance. Exposure to investment style factors may detract from performance in some market environments, which may continue for prolonged periods.

Preferred Stock Risk. Unlike common stock, preferred stock generally pays a fixed dividend from a company’s earnings and may have a preference over common stock on the distribution of a company’s assets in the event of bankruptcy or liquidation. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Preferred stockholders typically do not have voting rights.

Convertible Securities Risk. Convertible security values may be affected by market interest rates, issuer defaults and underlying common stock values; security values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back the securities at a time unfavorable to the Fund.

Warrants and Rights Risk. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Warrants and rights have no voting rights, pay no dividends and have no rights with respect to the assets of the issuer other than a purchase option. Prices of warrants and rights do not necessarily move in tandem with the prices of the underlying securities and therefore are highly volatile and speculative investments. Warrants and rights may lack a liquid secondary market for resale. They have no voting rights, pay no dividends and have no rights with respect to the assets of the issuer other than a purchase option. If a warrant or right held by the Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant or right.

Large- and Mid-Cap Companies Risk. Investing in large- and mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.

Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse social, political or economic developments here or abroad, changes in investor psychology, technological disruptions, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, trade wars, disease/virus outbreaks and epidemics). The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Value Style Risk. Generally, “value” stocks are stocks of companies that the index provider believes are currently undervalued in the marketplace based on a combination of variables. The index provider’s calculation to identify a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect and the price of the company’s stock may fall.

Quantitative Investing Risk. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments from the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model.

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

Active Trading Risk. High portfolio turnover rates that are associated with active trading may result in higher transaction costs, which can adversely affect the Fund’s performance. Active trading tends to be more pronounced during periods of increased market volatility.

Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. The Fund’s loans will be collateralized by securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, which subjects the

Fund to the credit risk of the U.S. Government or the issuing federal agency or instrumentality. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the S&P 500® Index (a broad-based securities market index) and the Russell 1000® Value Index, which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.

Effective October 1, 2019, the Fund’s investment strategy changed from investing in a combination of U.S. and foreign equity securities to investing solely in U.S. equity securities.

Prior to October 1, 2019, the Fund was subadvised by Barrow, Hanley, Mewhinney & Strauss, LLC. Wellington Management Company LLP (“Wellington Management”) assumed subadvisory duties for the Fund on October 1, 2019.

During the period shown in the bar chart:

Highest Quarterly Return:	[June 30, 2020	13.03%
Lowest Quarterly Return:	March 31, 2020	-25.91%]
Year to Date Most Recent Quarter:	June 30, 2026	[ ]%

Average Annual Total Returns (For the periods ended December 31, 2025)

	1 Year	5 Years	10 Years
Fund	[ ]%	[ ]%	[ ]%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%

Investment Adviser

The Fund’s investment adviser is VALIC.

The Fund is subadvised by Wellington Management.

Portfolio Managers

Name and Title	Portfolio Manager of the Fund Since
Thomas S. Simon, CFA, FRM Senior Managing Director and Portfolio Manager	2019
Matthew J. Kyller, CFA Managing Director and Portfolio Manager	2021

For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page [ ].

IMPORTANT ADDITIONAL INFORMATION

Purchases and Sales of Fund Shares

Shares of the Funds may only be purchased or redeemed through Variable Contracts offered by the separate accounts of VALIC or other participating life insurance companies and through qualifying retirement plans (“Plans”) and IRAs. Shares of each Fund may be purchased and redeemed each day the New York Stock Exchange is open, at the Fund’s net asset value determined after receipt of a request in good order.

The Funds do not have any initial or subsequent investment minimums. However, your insurance company may impose investment or account value minimums. The prospectus (or other offering document) for your Variable Contract contains additional information about purchases and redemptions of the Funds’ shares.

Tax Information

A Fund will not be subject to U.S. federal income tax so long as it qualifies as a regulated investment company and distributes its income and gains each year to its shareholders. However, contractholders may be subject to federal income tax (and a federal Medicare tax of 3.8% that applies to net income, including taxable annuity payments, if applicable) upon withdrawal from a Variable Contract. Contractholders should consult the prospectus (or other offering document) for the Variable Contract for additional information regarding taxation.

Payments to Broker-Dealers and

Other Financial Intermediaries

The Funds are not sold directly to the general public but instead are offered to registered and unregistered separate accounts of VALIC and its affiliates and to Plans and IRAs. The Funds and their related companies may make payments to the sponsoring insurance company or its affiliates for recordkeeping and distribution. These payments may create a conflict of interest as they may be a factor that the insurance company considers in including the Funds as underlying investment options in a variable contract. Visit your sponsoring insurance company’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

The Funds’ investment objectives, principal investment strategies and principal risks are summarized in their respective Fund Summaries. In addition to the principal strategies summarized therein, a Fund may from time-to-time invest in other securities and use other investment techniques. A full description of the Funds’ principal investment strategies and principal risks is included below. The risk of these non-principal securities and other investment techniques, as well as a full description of a Funds’ principal risks, are included in the section “Investment Risks” below. In addition to the securities and investment techniques described in this Prospectus, there are other securities and investment techniques in which the Funds may invest in limited instances. These other securities and investment techniques are listed in the Statement of Additional Information (“SAI”), which you may obtain free of charge (see back cover).

From time to time, certain Funds may take temporary defensive positions that are inconsistent with their principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. There is no limit on a Fund’s investments in money market securities for temporary defensive purposes. If a Fund takes such a temporary defensive position, it may not achieve its investment objective.

The investment objective and principal strategies for each of the Funds in this Prospectus are non-fundamental and may be changed by the Board of Directors of VALIC Company I (“VC I”) without investor approval. Investors will be given at least 60 days’ written notice in advance of any change to a Fund’s 80% policy. References to “net assets” in the Fund Summaries take into account any borrowings for investment purposes by a Fund. Unless stated otherwise, all percentages are calculated as of the time of purchase. A derivative that provides exposure to the types of investments that are included in a Fund’s 80% policy or exposure to one or more market risk factors associated with such investments will be counted towards compliance with the Fund’s 80% policy.

The Funds enter into contractual arrangements with various parties, including, among others, the Funds’ investment adviser, The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”), which provide services to the Funds. Shareholders are not parties to, or intended (or “third-party”) beneficiaries, of those contractual arrangements and those contractual arrangements cannot be enforced by shareholders.

This Prospectus and the SAI provide information concerning the Funds that you should consider in determining whether to purchase shares of the Funds. The Funds may make changes to this information from time to time. Neither this Prospectus nor the SAI is intended to give rise to any contract rights or other rights in any shareholder, other than any rights conferred by federal or state securities laws.

VALIC, as the investment adviser of the Funds, initially allocates the assets of certain Funds that have more than one Subadviser in a manner designed to maximize investment efficiency as well as properly reflect the investment style and provide complementary fit within the Funds. VALIC allocates subscriptions and redemptions equally among the multiple Subadvisers, unless VALIC determines that a different allocation of assets would be in the best interest of the respective Fund and its shareholders. VALIC periodically reviews the asset allocation in each Fund to determine the extent to which a portion of assets managed by a Subadviser differs from that portion initially allocated to the Subadviser. If VALIC determines that the difference is significant, VALIC may effect a re-balancing of a Fund’s assets and adjustment of the Fund’s allocation of cash flows among Subadvisers. However, VALIC reserves the right to reallocate assets from one Subadviser to another when it would be in the best interests of a Fund and its shareholders to do so. VALIC makes such determination based on a number of factors including to maintain a consistent investment style and to better reflect a Fund’s benchmark or its peers. In some instances, the effect of the reallocation will be to shift assets from a better performing Subadviser to a portion of the Fund with a relatively lower total return.

Core Bond Fund

The Fund seeks the highest possible total return consistent with conservation of capital through investments in medium- to high-quality fixed-income securities.

The Fund invests, under normal circumstances, at least 80% of its net assets in fixed-income securities. The Fund primarily invests in medium- to high-quality fixed-income securities, including corporate debt securities of domestic and foreign companies, or in securities issued or guaranteed by the U.S. Government such as treasury obligations, including treasury coupon strips and treasury principal strips, and other U.S. Government securities, mortgage-related and mortgage-backed or non-mortgage asset-backed securities. The Fund may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities at the subadviser’s discretion, including securities issued or guaranteed by the Federal National Mortgage Association (“FNMA”), the

Federal Home Loan Mortgage Corporation (“FHLMC”) or the Government National Mortgage Association. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, commercial mortgage-backed securities, mortgage pass-through securities and cash and cash equivalents. These securities may be structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest.

Although the Fund invests primarily in medium-to high-quality fixed-income securities, which are considered investment-grade, up to 20% of its net assets may be invested in lower-quality fixed-income securities (often referred to as “junk bonds”), including “sub-prime mortgages,” which are considered below investment-grade. A fixed-income security will be considered investment-grade if it is rated Baa3 or higher by Moody’s Investor Services, Inc. or BBB-or higher by S&P Global Ratings or determined to be of comparable quality by the subadviser. The Fund expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase.

The Fund may invest significantly in U.S. Government securities, which are securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Some U.S. Government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. Government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another.

For example, some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

Up to 40% of the Fund’s total assets may be invested in U.S. dollar-denominated fixed-income securities issued by foreign issuers, including fixed-income securities issued by issuers in emerging markets. Emerging market countries are countries that major international financial institutions and financial organizations, such as the World Bank and Bloomberg, generally consider to be less economically mature than developed nations, and include most countries in the world except Australia, Canada, Japan, New Zealand, the U.S., the United Kingdom and most western European countries and Hong Kong. These fixed-income securities are rated investment grade or higher at the time of investment (or the unrated equivalent). However, the subadvisers are not required to dispose of a security if its rating is downgraded.

Up to 20% of the Fund’s net assets may be invested in interest-bearing short-term investments, such as commercial paper, bankers’ acceptances, bank certificates of deposit, and other cash equivalents and cash.

One subadviser’s, investment strategy relies on many short-term factors, including current information about a company, investor interest, price movements of a company’s securities and general market and monetary conditions.

The other subadviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the subadviser looks for individual fixed income investments that it believes will perform well over market cycles. The subadviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity, legal provisions and the structure of the transaction.

Consequently, the Fund may engage in active and frequent trading of portfolio securities in an effort to achieve its investment objective.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

The Fund may also invest in equity securities as a non-principal investment strategy. Equity securities include common or preferred stocks, convertible securities, and warrants.

Please see the section titled “Investment Glossary – Investment Risks” for a discussion of the following risks of the Fund.

Principal Risks

Active Trading Risk, Asset-Backed Securities Risk, Call or Prepayment Risk, Credit Risk, Currency Risk, Emerging Markets Risk, Foreign Investment Risk, Interest Rate Risk, Junk Bond Risk, Management Risk, Market Risk, Mortgage-Backed Securities Risk, Securities Lending Risk and U.S. Government Obligations Risk

Non-Principal Risks

Cybersecurity and Artificial Intelligence Risk, Equity Securities Risk, Convertible Securities Risk, Operational Risk, Preferred Stock Risk, Temporary Defensive Investment Strategy Risk and Warrant Risk

Dividend Value Fund

The Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets in dividend paying securities of value companies. For purposes of the Fund’s 80% investment policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “value metric” similar to those commonly used by third-party index providers or third-party vendors in value classifications, such as earnings growth, price-to-earnings or sales growth, among others.

The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities, including common stock, preferred stock and convertible securities. The Fund may invest in securities of companies with any market capitalization, but will generally focus on large cap securities. The Fund may invest up to 25% of its net assets in equity securities of foreign issuers, either directly or through depositary receipts. The foreign issuers in which the Fund may invest include issuers that are organized outside the United States and conduct their operations in the United States and other countries and other foreign issuers with market capitalizations generally of at least $10 billion.

In selecting portfolio securities, one of the Subadvisers will generally employ a value-oriented analysis, but may purchase equity securities based on a growth-oriented analysis when such securities pay dividends or the Subadviser believes such securities have particularly good prospects for capital appreciation. The other Subadviser typically emphasizes dividend paying equity securities with a focus placed upon current dividend levels as well as dividend growth over time and looks for potential for capital appreciation, sound or improving balance sheets and effective management teams that exhibit a desire to earn consistent returns for shareholders.

The Fund may also invest in non-convertible preferred stock, securities of other investment companies and of real estate investment trusts (“REITs”), warrants and rights.

ClearBridge Investments, LLC believes that high quality companies with strong balance sheets coupled with strong dividend profiles are attractive candidates for long-term investment. The portfolio managers look for companies that they believe have assets or earnings power that are either unrecognized or undervalued. The portfolio managers typically emphasize dividend-paying equity securities with a focus placed upon current dividend levels as well as dividend growth over time. The portfolio managers also look for potential for capital appreciation, sound or improving balance sheets and effective management teams that exhibit a desire to earn consistent returns for shareholders. The portfolio managers may also consider the companies’ past growth rates, future earnings prospects, technological innovation and recognized industry leadership, as well as general market and economic factors. The portfolio managers will reassess any company held by the Fund that reduces or terminates its dividend payments to determine whether the Fund will continue to hold the security.

ClearBridge’s portfolio managers utilize the subadviser’s fundamental research analysts who, using their industry expertise, determine the material ESG (environmental, social and governance) factors facing both individual companies and industry sectors and engage with company management regarding the extent to which they promote best practices of such factors. ESG factors may include, but are not necessarily limited to, environmentally-friendly product initiatives, labor audits of overseas supply chains and strong corporate governance. The choice of ESG factors for any particular company reflects the specific industry.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Please see the section titled “Investment Glossary – Investment Risks” for a discussion of the following risks of the Fund.

Principal Risks

Convertible Securities Risk, Depositary Receipts Risk, Dividend-paying Stocks Risk, Equity Securities Risk, Foreign Investment Risk, Growth Style Risk, Income-Producing Stock Availability Risk, Large-Cap Companies Risk, Management Risk, Market Risk, Mid-Cap Company Risk, Preferred Stock Risk, Real Estate Investment Trusts Risk, Securities Lending Risk, Small-Cap Company Risk, Value Style Risk and Warrants and Rights Risk

Non-Principal Risks

Cybersecurity and Artificial Intelligence Risk, Operational Risk and Temporary Defensive Investment Strategy Risk

Global Real Estate Fund

The Fund seeks high total return through long-term growth of capital and current income.

The Fund invests, under normal circumstances, at least 80% of its net assets in a diversified portfolio of equity investments in real estate and real estate-related companies. A company is considered a “real estate company” or “real estate-related company” if at least 50% of its net assets, gross income, or net profits are attributable to ownership, development, construction, financing, management, or sale of commercial, industrial or residential real estate or interests therein. The Fund invests primarily in real estate investment trusts (“REITs”) and equity securities, including common and preferred stocks and convertible securities. The Fund’s investments in real estate and real estate-related companies may include REITs, REIT-like structures, or real estate operating companies whose businesses and services are related to the real estate industry.

In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund may invest in foreign securities, including securities of issuers in emerging markets. The Fund expects to invest a substantial portion of its assets in foreign securities economically tied to Japan, the United Kingdom, Australia, Hong Kong, Singapore, China, Canada, and Continental Europe. The Fund considers an investment tied economically to a country if the investment is exposed to the economic risks and returns of such a country. From time to time, the Fund’s investments with respect to a particular country may comprise a substantial portion of its investment portfolio.

The Fund concentrates its investments in the real estate industry. The Fund’s Subadviser generally focuses on investing the Fund’s assets in equity REITs as well as similar entities formed under the laws of non-U.S. countries, but may also invest the Fund’s assets in mortgage REITs, hybrid REITs, and other U.S. and foreign real estate-related investments, including emerging market real estate-related investments. Under normal market conditions, the Fund’s Subadviser intends to invest at least 35% of the Fund’s assets in non-U.S. issuers, unless market conditions outside of the U.S. are deemed less favorable by the portfolio managers, in which case the subadviser may invest in the securities of U.S. issuers to a greater degree. The Fund’s Subadviser normally invests in real estate-related securities of issuers in developed countries but may also invest in real estate-related securities of issuers in emerging market countries.

The Fund’s Subadviser may invest the Fund’s assets in real estate-related investments of any size. However, issuers of real estate-related investments tend to have small-to-medium capitalizations. The Fund’s Subadviser normally allocates the Fund’s investments across different REIT managers and property types but may from time to time focus the Fund’s investments in any one or a few of these areas.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Please see the section titled “Investment Glossary – Investment Risks” for a discussion of the following risks of the Fund.

Principal Risks

Currency Risk, Emerging Markets Risk, Equity Securities Risk, Focused Fund Risk, Foreign Investment Risk, Geographic Risk, Management Risk, Market Risk, Mid-Cap Company Risk, Real Estate Investment Trusts Risk, Real Estate Investments Risk, Securities Lending Risk, Short Position Risk, Small-Cap Company Risk and Synthetic Securities Risk

Non-Principal Risks

Cybersecurity and Artificial Intelligence Risk, Illiquidity Risk, Operational Risk and Temporary Defensive Investment Strategy Risk

Growth Fund

The Fund seeks long-term capital growth.

The Fund attempts to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of growth companies. For purposes of the Fund’s 80% investment policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “growth metric” similar to those commonly used by third-party index providers or third-party vendors in growth classifications, such as earnings growth, price-to- earnings or sales growth, among others.

Equity securities in which the Fund may invest consist of common stock and American Depositary Receipts (“ADRs”). Within the universe of growth companies, the Fund primarily invests in common stock of companies that are selected based on such factors as strong earnings, strong sales and revenue growth and capital appreciation potential. The Fund will emphasize common stock of companies with mid- to large-stock market capitalizations; however, the Fund also may invest in the common stock of small companies. The Fund may invest without limitation in the securities of foreign companies in the form of ADRs. In addition to ADRs, the Fund may also invest up to 20% of its total assets in securities of foreign companies, including companies located in emerging markets.

VALIC is the Fund’s investment adviser and BlackRock Investment Management, LLC (“BlackRock”) is the Fund’s subadviser. Approximately 25% of the Fund’s assets will be allocated to a passively managed strategy (the “Passive Strategy”), which seeks to track the Russell 1000® Growth Index (the “Underlying Index”), and the remainder of the Fund’s assets will be allocated to an actively managed strategy (the “Active Strategy”). The Fund’s target allocations among the strategies are subject to change at the discretion of VALIC, and actual allocations could vary substantially from the target allocations due to market valuation changes.

The Passive Strategy primarily seeks to track the Underlying Index by investing in all or substantially all of the stocks included in the Underlying Index, a strategy known as “replication.” In managing the Passive Strategy, the subadviser may, however, utilize an “optimization” strategy in circumstances in which replication is difficult or impossible, such as if the Fund has low asset levels and cannot replicate, to reduce trading costs or to gain exposure to securities that the Fund cannot access directly. The goal of optimization is to select stocks which ensure that characteristics such as industry weightings, average market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Underlying Index. Stocks not in the Underlying Index may be held before or after changes in the composition of the Underlying Index or if they have characteristics similar to stocks in the Underlying Index. Because the Fund may not always hold all of the stocks included in the Underlying Index, and because the Fund has expenses and the Underlying Index does not, the passively managed portion of the Fund will not duplicate the Underlying Index’s performance precisely. However, the subadviser believes there should be a close correlation between the Underlying Index’s performance and that of the Passive Strategy that tracks the performance of the Underlying Index, in both rising and falling markets. The subadviser may use derivatives in seeking to track the Underlying Index, including futures and total return swaps.

In managing the Active Strategy, the subadviser selects not less than 25 to not more than 45 companies through a process of both top-down macro-economic analysis of economic and business conditions, and bottom-up analysis of the business fundamentals of individual companies. The Fund will emphasize common stock of companies with mid to large stock market capitalizations; however, the Fund also may invest in the common stock of small companies. Stocks are selected from a universe of companies that the subadviser believes have above average growth potential. The subadviser will make investment decisions based on judgments regarding several valuation parameters relative to anticipated rates of growth in earnings and potential rates of return on equity.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

The Fund is a non-diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund.

The Fund may invest to a limited extent in the following types of investments: convertible securities, preferred stocks, rights and warrants, fixed-income securities, other investment companies including ETFs, illiquid securities, privately placed and restricted securities and repurchase agreements and purchase and sale contracts.

The Fund may also use futures contracts for both hedging and non-hedging purposes including, for example, to hedge its portfolio against market, interest rate and currency risks, to enhance Fund returns and to manage its cash position. The Fund currently intends to use futures contracts in non-principal amounts.

Please see the section titled “Investment Glossary – Investment Risks” for a discussion of the following risks of the Fund.

Principal Risks

Currency Risk, Depositary Receipts Risk, Derivatives Risk, Dividend-paying Stocks Risk, Emerging Markets Risk, Equity Securities Risk, Failure to Match Index Performance Risk, Focused Fund Risk, Foreign Investment Risk, Growth Style Risk, Index Risk, Large- and Mid-Cap Companies Risk, Management Risk, Market Risk, Non-Diversification Risk, Price Volatility Risk, Sector Risk, Securities Lending Risk and Small-Cap Company Risk

Non-Principal Risks

Convertible Securities Risk, Counterparty Risk, Credit Risk, Cybersecurity and Artificial Intelligence Risk, Foreign Sovereign Debt Risk, Hedging Risk, Illiquidity Risk, Interest Rate Risk, Investment Company Risk, Leverage Risk, Operational Risk, Preferred Stock Risk, Privately Placed Securities Risk, Repurchase Agreements and Purchase and Sale Contracts Risk, Temporary Defensive Investment Strategy Risk, U.S. Government Obligations Risk and Warrant Risk

International Growth Fund

The Fund seeks capital appreciation.

The Fund’s subadviser uses a proprietary investment strategy to invest in companies that it believes will increase in value over time. The Fund attempts to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of growth companies. For purposes of the Fund’s 80% investment policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “growth metric” similar to those commonly used by third-party index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others.

Under normal market conditions, the subadviser seeks to achieve the Fund’s objective by investing primarily in established growth companies on an international basis, with capitalizations within the range of companies included in the MSCI ACWI ex USA Index. As of June 30, 2026, the market capitalization range of the companies in the MSCI ACWI ex USA Index was approximately $156.54 million to $1.864 trillion.

The subadviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the subadviser seeks high-quality, established companies that the subadviser believes have attractive valuations at the time of purchase relative to their growth potential. The subadviser typically favors companies it believes have sustainable competitive advantages that can be monetized through growth. The investment process integrates analysis of sustainability with respect to disruptive change, financial strength, environmental and social externalities and governance (also referred to as ESG). The subadviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria because the quality of the company’s business deteriorates or the price relative to the company’s intrinsic value is no longer attractive. The subadviser views incorporating ESG-related potential risks and opportunities within the investment process as important to ensure long-term stewardship of capital. Over extended time horizons, the subadviser believes that ESG risks are more likely to materialize and externalities not borne by the company are more likely to be priced into the value of securities. Since ESG risks could potentially impact the risk and reward profile of investment opportunities, the subadviser typically engages company management in constructive discussions on a range of ESG issues the subadviser deems materially important.

The Fund may invest in foreign securities, which may include emerging market securities. Under normal circumstances, the Fund invests at least 40% of its net assets in the securities of issuers from at least three countries outside of the United States. The Fund considers an issuer to be from a particular country (including the United States) or geographic region if: (i) its principal securities trading market is in that country or geographic region; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in that country or geographic region or has at least 50% of its assets in that country or geographic region; or (iii) it is organized under the laws of, or has a principal office in, that country or geographic region. The Fund may invest up to 35% of its total assets (excluding cash) in securities of issuers located in emerging market countries.

For purposes of maintaining exposure of at least 40% of the Fund’s assets to equity securities of issuers located or operating outside the United States, the Fund may also invest in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and other types of depositary receipts with respect to issuers located or operating outside the United States. The equity securities in which the Fund invests are denominated in both U.S. and non-U.S. currencies and include common stock.

The Fund’s subadviser utilizes fundamental research to drive the investment process. The subadviser studies on an ongoing basis company developments, including business strategy and financial results.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

The Fund may also invest in privately placed and restricted securities. In addition, the Fund may invest in currency options to enhance returns or hedge against the decline in the value of a currency. The Fund will not concentrate its assets in any single industry but may from time to time invest a higher percentage of its assets in companies conducting business in various industries within an economic sector.

Please see the section titled “Investment Glossary – Investment Risks” for a discussion of the following risks of the Fund.

Principal Risks

Consumer Discretionary Risk, Currency Risk, Depositary Receipts Risk, Emerging Markets Risk, Equity Securities Risk, ESG Investment Risk, Focused Fund Risk, Foreign Investment Risk, Growth Style Risk, Large-Cap Companies Risk, Liquidity Risk, Management Risk, Market Risk, Mid-Cap Company Risk, Securities Lending Risk and Small-Cap Company Risk

Non-Principal Risks

Counterparty Risk, Cybersecurity and Artificial Intelligence Risk, Derivatives Risk, Non-Hedging Foreign Currency Trading Risk, Operational Risk, Privately Placed Securities Risk, Sector Risk and Temporary Defensive Investment Strategy Risk

International Socially Responsible Fund

The Fund seeks to obtain growth of capital through investment, primarily in equity securities of companies which meet the social criteria established for the Fund.

The Fund invests, under normal circumstances, at least 80% of its net assets in the securities of companies that meet the Fund’s social criteria. The Fund will invest in issuers located in at least three different countries, with at least 40% of net assets in foreign securities, or if conditions are unfavorable, at least 30% of net assets in foreign securities. The Fund will generally invest in the equity securities of large- and mid-cap companies domiciled in Europe, Australasia and the Far East. To determine which companies meet the Fund’s social criteria, the subadviser incorporates into its investment process research services from an independent social research service, MSCI ESG Research, LLC (“MSCI ESG Research”). The Fund does not invest in the securities of companies that do not meet its social criteria. The Fund’s subadviser will generally assess whether a company continues to meet the social criteria on a monthly basis. The Fund may invest up to 20% of net assets in other securities of companies that meet the Fund’s social criteria, including preferred stock, convertible securities, and high quality money market securities and warrants. The Fund may engage in frequent and active trading of portfolio securities to achieve the Fund’s investment objective.

The principal investment technique of the Fund is to approximate the capitalization weighted total rate of return of the MSCI EAFE Index (net) (the “MSCI EAFE Index”), however, the Fund shall exclude securities screened out to meet the social criteria established for the Fund.

The portfolio managers select securities from the MSCI EAFE Index that meet the Fund’s social criteria, and by employing a statistical technique known as “optimization.” Through this selection process, the portfolio managers seek to select a portfolio of securities that will approximate the capitalization weighted total rate of return of the MSCI EAFE Index while maintaining similar risk characteristics to the MSCI EAFE Index. The MSCI EAFE Index is an equity index which captures large- and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. Because the Fund limits its selection to securities that meet its social criteria, not all of the securities in the MSCI EAFE Index are included in its portfolio, and the Fund’s holdings may be underweight or overweight particular securities, sectors or industries within the MSCI EAFE Index. The subadviser may use derivatives in seeking to track the performance of the MSCI EAFE Index, including futures and total return swaps.

The Fund’s social criteria are as follows:

The Fund does not invest in companies that have significant revenues derived from:

•	the manufacture or distribution of civilian firearms, military weapons or weapons delivery systems;
•	the manufacture or distribution of alcoholic beverages or tobacco products;
•	the operation of gambling-related businesses; and
•	the production of nuclear energy.

The Fund’s revenue criteria are established by the Fund’s subadviser and are applied based on MSCI ESG Research revenue calculations.

The Fund also excludes companies with low environmental, social and governance controversy scores, as determined and provided by MSCI ESG Research. MSCI ESG Research uses a rules based methodology to assess issuers on key environmental, social, and governance issues (“MSCI Controversy

Case Score”), including: (1) environmental issues such as climate change, natural resources, pollution and waste, and environmental opportunities; (2) social issues such as human capital, product liability, stakeholder opposition and social opportunities; and (3) governance issues such as corporate governance and corporate behavior.

The Fund does not invest in companies that, based on low MSCI Controversy Case Scores:

•	have a history of poor labor-management relations;
•	engage in businesses or have products that have a severely negative impact on the environment;
•

have significant business operations in countries whose governments pose human rights concerns; operate businesses that have a significantly adverse impact on the communities in which they are located;

•

engage in businesses or have products that have a severely negative impact on their customers, which may include companies that have products that pose safety or health concerns, engage in practices that are anti-competitive or have marketing that is inappropriate or misleading; and

•	have a history of poor business ethics, which may include companies that have incidents of bribery or fraud, or poor governance structures.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Since the Fund’s definition of social criteria is not “fundamental,” VC I’s Board of Directors may change it without shareholder approval. When deciding to make changes to the criteria, the Board will consider, among other things, new or revised state laws that govern or affect the investments of public funds.

Please see the section titled “Investment Glossary – Investment Risks” for a discussion of the following risks of the Fund.

Principal Risks

Convertible Securities Risk, Currency Risk, Derivatives Risk, Equity Securities Risk, ESG Investment Risk, Failure to Match Index Performance Risk, Foreign Investment Risk, Geographic Risk, Large- and Mid-Cap Companies Risk, Market Risk,

Money Market Securities Risk, Preferred Stock Risk, Securities Lending Risk and Warrant Risk

Non-Principal Risks

Cybersecurity and Artificial Intelligence Risk, Operational Risk and Temporary Defensive Investment Strategy Risk

International Value Fund

The Fund seeks long-term growth of capital.

Under normal market conditions, the Fund invests at least 80% of its net assets in securities of value companies. For purposes of the Fund’s 80% investment policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “value metric” similar to those commonly used by third-party index providers or third-party vendors in value classifications, such as earnings growth, price-to-earnings or sales growth, among others.

The Fund invests primarily in equity securities of foreign issuers. The Fund will invest in securities of at least three different countries, including the United States. The Fund normally invests in common stock, preferred stock, rights, warrants and American Depository Receipts (ADRs). The Fund may purchase securities across any market capitalization. The Fund may invest in derivatives, such as forward contracts (including forward foreign currency contracts), futures (including equity futures and index futures) and options (including options on stocks and indices), for both hedging and non-hedging purposes including, for example, for investment purposes to seek to enhance returns or, in certain circumstances, when holding a derivative is deemed preferable to holding the underlying asset. In particular, the Fund may invest in forward currency contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, or to adjust an underweight country exposure in its portfolio.

The Fund may also invest in equity index futures to manage exposure to the securities market and to maintain equity market exposure while managing cash flows.

The Fund defines the term “foreign issuer” with respect to whether an issuer is economically tied to a non-U.S. country. The Fund will make this determination by looking at a number of factors, including the domicile of the issuer’s senior management, the primary stock exchange on which the issuer’s security trades, the country from which the issuer produced the largest portion of its revenue, and its reporting currency.

The Fund is sub-advised by both Goldman Sachs Asset Management, L.P. (“GSAM”) and Columbia Management Investment Advisers, LLC (“Columbia”). GSAM selects investments using an investment philosophy and a valuation discipline designed to identify what GSAM believes are well-positioned, cash-generating businesses run by shareholder-oriented management teams. In the portion of the Fund subadvised by GSAM, the Fund expects to invest a majority of its assets in a diversified portfolio of equity investments of dividend-paying non-U.S. issuers. A substantial portion of the assets in GSAM’s sleeve are invested in the securities of issuers located in the developed countries of Western Europe and in Australia, Japan and New Zealand. The Fund’s investments in a particular developed country may exceed 25% of its investment portfolio.

Columbia employs fundamental analysis with risk management in identifying value opportunities and constructing the Fund’s portfolio. In selecting investments, Columbia considers, among other factors: businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors; various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value, with Columbia believing that companies with lower valuations are generally more likely to provide opportunities for capital appreciation; a company’s current operating margins relative to its historic range and future potential; and/or potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities or anticipated improvements in macroeconomic factors.

Columbia may sell a security when the security’s price reaches a target set by Columbia; if Columbia believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects; if other investments are more attractive; or for other reasons.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Please see the section titled “Investment Glossary – Investment Risks” for a discussion of the following risks of the Fund.

Principal Risks

Currency Risk, Depositary Receipts Risk, Derivatives Risk, Dividend-paying Stocks Risk, Equity Securities Risk, Focused Fund Risk, Foreign Investment Risk, Geographic Risk, Hedging Risk, Large-Cap Companies Risk, Management Risk, Market Risk, Mid-Cap Company Risk, Sector Risk, Securities Lending Risk, Small-Cap Company Risk, Value Style Risk and Warrant Risk

Non-Principal Risks

Credit Risk, Cybersecurity and Artificial Intelligence Risk, Emerging Markets Risk, ESG Investment Risk, Foreign Sovereign Debt Risk, Interest Rate Risk, Non-Hedging Foreign Currency Trading Risk, Operational Risk, Temporary Defensive Investment Strategy Risk and U.S. Government Obligations Risk

Mid Cap Strategic Growth Fund

The Fund seeks long-term capital growth.

The Subadvisers seek long-term capital growth by investing primarily in growth-oriented equity securities of domestic and foreign mid-cap companies.

Under normal circumstances, at least 80% of the Fund’s net assets will be invested in securities of mid-cap growth companies. For purposes of the Fund’s 80% investment policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “growth metric” similar to those commonly used by third-party index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others. Generally, mid-cap companies will include companies whose market capitalizations, at the time of purchase, range from the market capitalization of the smallest company included in the Russell Midcap® Growth Index to the market capitalization of the largest company in the Russell Midcap® Growth Index during the most recent 12-month period. As of June 30, 2026, the median stock by market capitalization in the Index was approximately $17.443 billion, and the largest stock was approximately $92.673 billion. The size of the companies in the Index changes with market conditions and the composition of the Index.

The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include emerging market securities. The securities in which the Fund may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Fund may also invest in private placements.

As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process, may not be determinative in deciding to include or exclude an investment from the portfolio, and may not be considered for every investment decision.

The Subadvisers’ investment process follows a flexible investment program in seeking to achieve the Fund’s investment objective. The Subadvisers seek to invest in established and emerging high quality companies they believe have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Subadvisers typically favor companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/ reward. A Subadviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

As part of its non-principal investment strategies, the Fund may purchase and sell options, futures contracts and options on futures contracts for hedging purposes. The Fund may also invest up to 10% of its net assets in real estate investment trusts (“REITs”). The Fund may invest in fixed income securities and initial public offerings (“IPOs”).

The Fund may invest in privately placed securities. In addition, the Fund may invest in convertible securities.

The Fund may utilize foreign currency forward exchange contracts, which are derivatives, in connection with its investments in foreign securities.

Please see the section titled “Investment Glossary – Investment Risks” for a discussion of the following risks of the Fund.

Principal Risks

Currency Risk, Emerging Markets Risk, Equity Securities Risk, ESG Investment Risk, Foreign Investment Risk, Growth Style Risk, Management Risk, Market Risk, Mid-Cap Company Risk, Privately Placed Securities Risk and Securities Lending Risk

Non-Principal Risks

Convertible Securities Risk, Credit Risk, Currency Risk, Cybersecurity and Artificial Intelligence Risk, Derivatives Risk, Hedging Risk, Illiquidity Risk, Interest Rate Risk, IPO Risk, Non-Hedging Foreign Currency Trading Risk, Operational Risk, Real Estate Investment Trusts Risk and Temporary Defensive Investment Strategy Risk

Mid Cap Value Fund

The Fund seeks capital growth through investment in equity securities of medium capitalization companies using a value-oriented investment approach.

The Fund invests, under normal circumstances, at least 80% of net assets in securities of mid-cap value companies. For purposes of the Fund’s 80% investment policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “value metric” similar to those commonly used by third-party index providers or third-party vendors in value classifications, such as earnings growth, price-to-earnings or sales growth, among others. Generally, mid-cap companies will include companies whose market capitalizations, at the time of purchase, range from the market capitalization of the smallest company included in the Russell Midcap® Index to the market capitalization of the largest company in the Russell Midcap® Index during the most recent 12-month period. As of June 30, 2026, the median stock by market capitalization in the Index was approximately $13.368 billion, and the largest stock was approximately $92.673 billion. The size of the companies in the Index changes with market conditions and the composition of the Index.

The Fund invests primarily in equity securities. The subadvisers use value-oriented investment approaches to identify companies in which to invest the Fund’s assets. Within the universe of value companies, the subadvisers generally select stocks that they believe meet one or more of the following criteria: (1) are undervalued relative to other securities in the same industry or market, (2) exhibit good or improving fundamentals, or (3) exhibit an identifiable catalyst (e.g., an event or company report that significantly affects the price of a security, such as an earnings report, new product launch, new legislation, or lawsuit) that could close the gap between market value and fair value over the next one to two years.

In determining whether a company is exhibiting good or improving fundamentals, each subadviser conducts extensive research, which generally consists of reviewing a company’s business prospects, including its financial strength, business plans, industry, position and/or management experience. Each subadviser’s valuation techniques are a key component to the Fund’s investment approach.

The Fund may invest up to 20% of its total assets in foreign securities. The Fund may also invest in depositary receipts, which are instruments issued by a bank that represent an interest in a foreign issuer’s securities.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

From time to time, certain of the Fund’s subadvisers may invest in small or large-cap companies, preferred stock and real estate investment trusts (“REITs”) on a non-principal basis.

Please see the section titled “Investment Glossary – Investment Risks” for a discussion of the following risks of the Fund.

Principal Risks

Depositary Receipts Risk, Equity Securities Risk, Foreign Investment Risk, Management Risk, Market Risk, Mid-Cap Company Risk, Securities Lending Risk and Value Style Risk

Non-Principal Risks

Cybersecurity and Artificial Intelligence Risk, Large-Cap Companies Risk, Operational Risk, Preferred Stock Risk, Real Estate Investment Trusts Risk, Small-Cap Company Risk and Temporary Defensive Investment Strategy Risk

Small Cap Growth Fund

The Fund seeks to provide long-term capital growth.

Under normal market conditions, the Fund invests at least 80% of its net assets in securities of small-cap growth companies. The Fund invests primarily in equity securities. For purposes of the Fund’s 80% investment policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “growth metric” similar to those commonly used by third-party index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others. Within the universe of growth companies, the Fund typically invests in securities of companies with a history of above-average growth in revenues, earnings, cash flows, and/or margin relative to peers, benchmarks, or consensus expectations, as well as companies expected to have above-average growth.

A company will be considered a small-cap company if its market capitalization, at the time of purchase, is equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period. As of June 30, 2026, the median stock by market capitalization in the Index was approximately $1.176 billion, and the largest stock was approximately $13.400 billion. The size of the companies in the Index changes with market conditions and the composition of the Index. The subadviser may continue to hold an investment for further capital growth opportunities even if, through market appreciation, the company’s market cap value exceeds these small cap measures.

The Fund is managed by two subadvisers, American Century Investment Management, Inc. (“American Century”) and T. Rowe Price Associates, Inc.(“T. Rowe Price”).

The American Century portfolio managers look for stocks of small-cap companies that they believe will increase in value over time, using an investment strategy developed by American Century. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings and revenues. The portfolio managers’ principal analytical technique involves the identification of companies with earnings and revenues that are not only growing but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods and companies whose growth rates are expected to accelerate. In addition to accelerating growth, portfolio managers also may consider investing in companies whose stocks demonstrate price strength relative to their peers. This means that the portfolio managers favor companies whose securities are the strongest performers compared to the overall market. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

T. Rowe Price manages the Fund’s investments in certain privately placed securities, but does not currently intend to invest in additional privately placed securities.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Although the American Century portfolio managers intend to invest the Fund’s assets primarily in U.S. securities, the Fund may invest in securities of foreign companies when these securities meet the portfolio managers’ standards of selection as part of the Fund’s non-principal investment strategies. Investments in privately placed securities are a non-principal investment strategy of the Fund.

In the event of adverse market, economic, political, or other conditions, the Fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities, or short-term debt securities. To the extent the Fund assumes a defensive position it will not be pursuing its objective of long-term capital growth.

The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. A higher portfolio turnover rate may indicate higher transaction costs and may affect the Fund’s performance. Higher portfolio turnover also may result in the realization and distribution of capital gains, including short-term capital gains.

Please see the section titled “Investment Glossary – Investment Risks” for a discussion of the following risks of the Fund.

Principal Risks

Equity Securities Risk, Growth Style Risk, Management Risk, Market Risk, Securities Lending Risk and Small-Cap Company Risk

Non-Principal Risks

Active Trading Risk, Cybersecurity and Artificial Intelligence Risk, Foreign Investment Risk, Operational Risk, Privately Placed Securities Risk and Temporary Defensive Investment Strategy Risk

Small Cap Value Fund

The Fund seeks to provide maximum long-term return, consistent with reasonable risk to principal, by investing primarily in securities of small-cap companies in terms of revenues and/or market capitalization.

The Fund invests, under normal circumstances, at least 80% of its net assets in securities of small-cap value companies. The Fund invests primarily in equity securities. For purposes of the Fund’s 80% investment policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “value metric” similar to those commonly used by third-party index providers or third-party vendors in value classifications, such as earnings growth, price-to-earnings or sales growth, among others.

A company will be considered a small-cap company if its market capitalization, at time of purchase, is equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period. As of June 30, 2026, the median stock by market capitalization in the Index was approximately $1.176 billion, and the largest stock was approximately $13.400 billion. The size of the companies in the Index changes with market conditions and the composition of the Index.

The subadvisers use a value-oriented approach. Within the universe of value companies, companies will be selected based upon valuation characteristics such as price-to-cash flow ratios which are at a discount to market averages. The subadvisers invest in companies that are attractively valued relative to their peers, with conservative management teams, high quality earnings and strong momentum characteristics. Stocks that are deemed unattractive based on their value, quality or momentum characteristics become candidates for sale. The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

Although the Fund primarily invests in domestic issuers, the Fund is authorized to invest up to 25% of its assets in the securities of foreign issuers.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

As part of the Fund’s non-principal investment strategies, the subadvisers regularly use exchange-traded futures to manage the Fund’s cash.

Please see the section titled “Investment Glossary – Investment Risks” for a discussion of the following risks of the Fund.

Principal Risks

Equity Securities Risk, Management Risk, Market Risk, Securities Lending Risk, Small-Cap Company Risk and Value Style Risk

Non-Principal Risks

Active Trading Risk, Cybersecurity and Artificial Intelligence Risk, Derivatives Risk, Foreign Investment Risk, Investment Company Risk, Operational Risk and Temporary Defensive Investment Strategy Risk

Systematic Growth Fund

The Fund seeks total return.

The Fund attempts to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of growth companies. For purposes of the Fund’s 80% investment policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “growth metric” similar to those commonly used by third-party index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others.

The Fund invests primarily in equity securities of issuers included in the Russell 1000® Growth Index (the “Index”) at the time of purchase. The Index is comprised of U.S. large- and mid-cap companies that exhibit certain growth characteristics, as defined by the index provider. As of June 30, 2026, the median stock by market capitalization in the Index was approximately $28.249 billion, and the largest stock was approximately $4.86 trillion. The size of the companies in the Index changes with market conditions and the composition of the Index. The size of the companies in which the Fund invests may be outside of this capitalization range and may change with market conditions as well.

The equity securities in which the Fund invests include common stock, preferred stock, convertible securities, rights, and warrants. The Fund may at times have significant exposure to one or more industries or sectors and may be overweight with respect to certain securities (i.e., the Fund will hold a greater percentage of those securities than the Index) and underweight with respect to others (i.e., the Fund will hold a lesser percentage of those securities than the Index). Such weightings may change over time.

Each of the Fund’s subadvisers manages a portion of the Fund’s assets using different investment strategies and techniques.

One subadviser employs a proprietary, dynamic multifactor approach to managing the Fund’s assets that is based on quantitative and qualitative research and analysis. In selecting securities, the subadviser seeks to allocate its portion of the Fund’s assets to equity securities the subadviser believes share complementary factor exposures. Factors are characteristics that are important in explaining the returns and risks of a group of securities. Among the factors that the subadviser uses to select equity securities for the Fund are: (1) mean reversion (e.g., stocks that are inexpensive relative to their historical fundamentals); (2) trend following (e.g., strong momentum and higher growth potential); and (3) risk aversion (e.g., financially healthy, stable, and lower volatility companies). In exceptional circumstances, the subadviser may exclude, remove, or include an issuer or security in the Fund’s portfolio where it believes the data available does not accurately reflect current events, or to adjust the risk profile of the Fund appropriately. The subadviser may engage in frequent and active trading of portfolio securities with respect to its portion of the Fund’s assets.

The other subadviser uses a rules-based methodology that emphasizes quantitatively based stock selection, portfolio construction, and efficient implementation to seek to capture common sources of active equity returns among factors. Among the factors that the subadviser’s methodology employs are: (1) value (i.e., how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow); (2) momentum (i.e., whether a company’s share price is trending up or down); (3) quality (i.e., profitability) and (4) low volatility (i.e., a relatively low degree of fluctuation in a company’s share price over time). The subadviser seeks to capitalize on the low correlations in returns across these factors by diversifying exposure to securities selected based on such factors. The subadviser may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the subadviser’s proprietary research.

The subadviser constructs its portion of the Fund’s portfolio by investing assets in the securities comprising the Index and adjusting the relative weight of each security based on the security’s attractiveness when evaluated based on the factors as described above, subject to the Fund being constrained to long-only positions. The subadviser will rebalance its portion of the Fund’s portfolio according to the process set forth above on a quarterly basis. The subadviser generally employs a strategy to continue to hold securities between quarterly rebalancings, even if there are adverse developments concerning a particular security, an industry, the economy, or the stock market generally. The subadviser may reduce the position size of a security or sell a security during quarterly rebalancings if the security no longer has favorable scores in one or more of the four factors.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

The Fund is a non-diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund.

Please see the section titled “Investment Glossary – Investment Risks” for a discussion of the following risks of the Fund.

Principal Risks

Active Trading Risk, Convertible Securities Risk, Equity Securities Risk, Factor-Based Investing Risk, Growth Style Risk, Large- and Mid-Cap Companies Risk, Management Risk, Market Risk, Non-Diversification Risk, Preferred Stock Risk, Quantitative Investing Risk, Sector Risk, Securities Lending Risk and Warrants and Rights Risk

Non-Principal Risks

Cybersecurity and Artificial Intelligence Risk, Operational Risk and Temporary Defensive Investment Strategy Risk

Systematic Value Fund

The Fund seeks total return through capital appreciation.

The Fund attempts to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of value companies. For purposes of the Fund’s 80% investment policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “value metric” similar to those commonly used by third-party index providers or third-party vendors in value classifications, such as earnings growth, price-to-earnings or sales growth, among others.

The Fund invests primarily in equity securities of U.S. large- and mid-cap companies. Companies are determined to be large- or mid-cap based on the inclusion of their equity securities in the Russell 1000® Value Index, whose constituents are companies that exhibit certain value qualities, as defined by the index provider, such as lower price-to-book ratios and lower expected growth values. As of June 30, 2026, the median stock by market capitalization in the Index was approximately $15.922 billion, and the largest stock was approximately $4.24 trillion. The size of the companies in the Index changes with market conditions and the composition of the Index. The equity securities in which the Fund invests include common stock, preferred stock, convertible securities, rights and warrants.

The subadviser employs a proprietary, dynamic multi-factor approach to managing the Fund’s assets that is based on quantitative and qualitative research and analysis. In selecting securities, the subadviser seeks to allocate the Fund’s assets to equity securities that the subadviser believes share complementary factor exposures. Factors are characteristics that are important in explaining the returns and risks of a group of securities. Among the kinds of factors that the subadviser uses to select equity securities for the Fund are: (1) mean reversion (e.g., stocks that are inexpensive relative to their historical fundamentals); (2) trend following (e.g., strong momentum and higher growth potential); and (3) risk aversion (e.g., financially healthy, stable, and lower volatility companies). In exceptional circumstances, the subadviser may exclude, remove or include an issuer or security in the Fund where it believes the data available does not accurately reflect current events, or to adjust the risk profile of the Fund appropriately.

The subadviser may engage in frequent and active trading of portfolio securities to achieve the Fund’s investment objective.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

As part of its non-principal investment strategies, the Fund may also invest in equity securities of U.S. small cap companies. In addition, it may invest in futures contracts and exchange-traded funds to manage the Fund’s cash position and real estate investment trusts.

Please see the section titled “Investment Glossary – Investment Risks” for a discussion of the following risks of the Fund.

Principal Risks

Active Trading Risk, Convertible Securities Risk, Equity Securities Risk, Factor-Based Investing Risk, Large- and Mid-Cap Companies Risk, Management Risk, Market Risk, Preferred Stock Risk, Quantitative Investing Risk, Sector Risk, Securities Lending Risk, Value Style Risk and Warrants and Rights Risk

Non-Principal Risks

Cybersecurity and Artificial Intelligence Risk, Derivatives Risk, Investment Company Risk, Operational Risk, Real Estate Investment Trusts Risk, Small-Cap Company Risk and Temporary Defensive Investment Strategy Risk

INVESTMENT GLOSSARY

Investment Risks

Active Trading Risk. A strategy used whereby a Fund may engage in frequent trading of portfolio securities in an effort to achieve its investment objective. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. During periods of increased market volatility, active trading may be more pronounced. In the “Financial Highlights” section, each Fund’s portfolio turnover rate is provided for each of the last five years.

Asset-Backed Securities Risk. Asset-backed securities are bonds or notes that are normally supported by a specific property. If the issuer fails to pay the interest or return the principal when the bond matures, then the issuer must give the property to the bondholders or noteholders. Examples of assets supporting asset-backed securities include credit card receivables, retail installment loans, home equity loans, auto loans, and manufactured housing loans.

Non-mortgage asset-backed securities represent interests in “pools” of assets, including consumer loans or receivables held in trust. Certain non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities or of mortgage related securities issued by private issuers to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.

Consumer Discretionary Risk. To the extent that a Fund invests a substantial portion of its assets in the consumer discretionary sector, the Fund will be particularly susceptible to the risks associated with companies operating in such sector(s). Companies in the consumer discretionary sector are subject to risks, including fluctuations in the performance of the overall domestic and international economy, shipment and supply chain disruptions, interest rate changes, currency exchange rates, increased competition and consumer confidence. Performance of such companies may also be adversely affected by factors such as reduced disposable household income, reduced consumer spending, and changing demographics and consumer tastes.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a security, loan or derivative held by a Fund becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.

Cybersecurity and Artificial Intelligence Risk. Intentional cybersecurity breaches include: unauthorized access to systems, networks, or devices (such as through “hacking” activity); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws).

A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause a Fund, VALIC, a subadviser, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, or financial loss. In addition, such incidents could affect issuers in which a Fund invests, and thereby cause a Fund’s investments to lose value.

The rapid development and widespread adoption of artificial intelligence (“AI”) technologies present significant risks. To the extent AI is integrated into the operations of a Fund, its service providers, or the issuers in which a Fund invests, it introduces a range of risks that could significantly impact financial performance and operational stability. For example, AI’s reliance on large data sets and complex algorithms can lead to inaccuracies, biases, and incomplete outputs, potentially causing operational errors, investment losses, reputational harm, legal liability, and competitive harm to these entities. The evolving regulatory landscape surrounding AI adds another layer of uncertainty, as new regulations could limit the development and use of these technologies. Additionally, AI technologies may be exploited by malicious actors for cyberattacks, market manipulation, and fraud, further exacerbating risks. The potential for AI to disrupt markets and business operations is substantial, and the full extent of these risks is difficult to predict.

Depositary Receipts Risk. Depositary receipts, which are generally considered foreign securities, include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global

Depositary Receipts (“GDRs”) and others. ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a U.S. bank. EDRs (issued in Europe) and GDRs (issued throughout the world) each evidence a similar ownership arrangement. ADRs in which a Fund may invest may be sponsored or unsponsored. There may be less information available about foreign issuers of unsponsored ADRs. Depositary receipts, such as ADRs and other depositary receipts, including GDRs and EDRs, are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore are subject to illiquidity risk. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities to which they may be connected.

Derivatives Risk. Unlike stocks and bonds that represent actual ownership of a stock or bond, derivatives are instruments that “derive” their value from securities issued by a company, government, or government agency, such as futures and options. In certain cases, derivatives may be purchased for non-speculative investment purposes or to protect (“hedge”) against a change in the price of the underlying security. There are some investors who take higher risk (“speculate”) and buy derivatives to profit from a change in price of the underlying security. The Funds may purchase derivatives to hedge their investment portfolios and to earn additional income in order to help achieve their objectives. Generally, the Funds do not buy derivatives to speculate. Futures contracts and options may not always be successful hedges. Their prices can be highly volatile, using them could lower Fund total return, and the potential loss from the use of futures can exceed a Fund’s initial investment in such contracts.

The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can significantly increase a Fund’s exposure to market and credit risk. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by a Fund will not correlate with the underlying instruments or such Fund’s other investments. A small investment in derivatives can have a potentially large impact on a Fund’s performance. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms. Certain types of derivatives involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk and credit risk.

Credit Risk. The use of many derivative instruments involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. Additionally, credit default swaps could result in losses if the subadviser does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

Forward Currency Contracts Risk. A forward foreign currency contract or “currency forward” is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Currency forwards are generally used to protect against uncertainty in the level of future exchange rates. Currency forwards do not eliminate fluctuations in the prices of the underlying securities (or other positions) a Fund owns or intends to acquire, but they do fix a rate of exchange in advance. Currency forwards limit the risk of loss due to a decline in the value of the hedged currencies, but at the same time they limit any potential gain that might result should the value of the currencies increase. The use of forward contracts involves the risk of mismatching a Fund’s objective under a forward contract with the value of securities denominated in a particular currency. Such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which a Fund’s securities (or other positions) are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.

Forwards Risk. Forwards are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, a Fund faces the risk that its counterparties may not perform their obligations. Forward contracts on many commodities are not regulated by the CFTC and therefore, a Fund will not receive any benefit of CFTC or SEC regulation when trading forwards on those commodities. Forwards on currencies are subject to certain CFTC regulations including, when the forwards are cash-settled, rules applicable to swaps.

Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a currency or other investment, by taking an offsetting position (often through a derivative instrument, such as an option or forward contract). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

Hybrid Instruments Risk. Hybrid instruments, such as indexed or structured securities, can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero. In addition, another type of hybrid instrument is a participatory note, which is issued by banks or broker-dealers and is designed to offer a return linked to a particular underlying equity, debt, currency or market.

Illiquidity Risk. Illiquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Lack of Availability Risk. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the subadviser may wish to retain a Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that the Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Leverage Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in the Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. A Fund may not be able to terminate or liquidate a derivative under some market conditions, which could result in substantial losses. Pursuant to Rule 18f-4 under the 1940 Act, a Fund must either use derivatives in a limited manner or comply with an outer limit on the amount of leverage-related risk that the Fund may obtain based on value-at-risk, among other things.

Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analysis that in many cases are different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If the subadviser incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to track. For example, a swap agreement on an ETF may not correlate perfectly with the index upon which the ETF is based because a Fund’s return is net of fees and expenses.

Options and Futures are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, instruments or a market or economic index. An option gives its owner the right, but not the obligation, to buy (“call”) or sell (“put”) a specified amount of a security (or other instrument) at a specified price within a specified time period. Certain Funds may purchase listed options on various indices in which the Funds may invest. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Funds may also purchase and write (sell) option contracts on swaps, commonly referred to as swaptions. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms. When a Fund purchases an OTC swaption, it increases its credit risk exposure to the counterparty.

Futures Risk. Futures are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, instruments or a market or economic index. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. A futures contract is considered a derivative because it derives its value from the price of the underlying commodity, security or financial index. The prices of futures contracts can be volatile and futures contracts may lack liquidity. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying commodity, security or financial index.

Options Risk. Options are subject to sudden price movements and are highly leveraged, in that payment of a relatively small purchase price, called a premium, gives the buyer the right to acquire an underlying security or reference asset that has a face value substantially greater than the premium paid. The buyer of an option risks losing the entire purchase price of the option. The writer, or seller, of an option risks losing the difference between the purchase price received for the option and the price of the security or reference asset underlying the option that the writer must purchase or deliver upon exercise of the option. There is no limit on the potential loss.

A Fund may buy or sell put and call options that trade on U.S. or foreign exchanges. A Fund may also buy or sell OTC options, which subject the Fund to the risk that a counterparty may default on its obligations. In selling (referred to as “writing”) a put or call option, there is a risk that, upon exercise of the option, the Fund may be required to buy (for written puts) or sell (for written calls) the underlying investment at a disadvantageous price. A Fund may write call options on a security or other investment that the Fund owns (referred to as “covered calls”). If a covered call sold by a Fund is exercised on an investment that has increased in value above the call price, the Fund will be required to sell the investment at the call price and will not be able to realize any profit on the investment above the call price. Options purchased on futures contracts on foreign exchanges may be exposed to the risk of foreign currency fluctuations against the U.S. dollar.

Regulatory Risk. New rules and regulations could, among other things, restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity. The costs of derivatives transactions also may increase due to regulatory requirements imposed on clearing members, which may cause clearing members to raise their fees to cover the costs of additional capital requirements and other regulatory changes applicable to the clearing members. While the regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that the mechanisms imposed under the regulations will achieve that result. The implementation of new regulations with respect to derivatives generally has increased the costs of trading in these instruments and, as a result, may affect returns to investors in a Fund.

Swaps Risk. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a particular foreign currency), or in a “basket” of securities representing a particular index. The absence of a central exchange or market for swap transactions may lead, in some instances, to difficulties in trading and valuation, especially in the event of market disruptions. CFTC rules require certain interest rate and credit default swaps to be executed through a centralized exchange or regulated facility and be cleared through a regulated clearinghouse. Although this clearing mechanism is designed to reduce counterparty credit risk, in some cases it may disrupt or limit the swap market and may not result in swaps being easier to trade or value. As certain swaps become more standardized, the CFTC may require other swaps to be centrally cleared and traded, which may make it more difficult for a Fund to use swaps to meet its investment needs. A Fund also may not be able to find a clearinghouse willing to accept a swap for clearing. In a cleared swap, a central clearing organization will be the counterparty to the transaction. The Fund will assume the risk that the clearinghouse may be unable to perform its obligations. There are several different types of swaps:

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Credit Swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party upon the occurrence of specified credit events.

•	Currency Swaps involve the exchange of the parties’ respective rights to make or receive payments in specified currencies.

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Equity Swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.

•	Interest Rate or Inflation Swaps are contracts between two counterparties who agree to swap cash flows based on the inflation rate against fixed cash flows.

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Mortgage Swaps are similar to interest-rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, upon which the value of the interest payments is based, is tied to a reference pool or pools of mortgages.

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Total Return Swaps (sometimes referred to as contracts for difference) are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component.

Credit Default Swaps Risk. A credit default swap is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no default or other designated credit event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a default or designated credit event does occur, the seller of credit protection must pay the buyer of credit protection the full value of the reference obligation. Credit default swaps increase counterparty risk when a Fund is the buyer. CFTC rules require that certain credit default swaps be executed through a centralized exchange or regulated facility and be cleared through a regulated clearinghouse. As a general matter, these requirements have increased costs in connection with trading these instruments.

Interest Rate Swaps and Related Derivatives Risk. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

Tax Risk. The use of certain derivatives may cause a Fund to realize higher amounts of ordinary income or short-term capital gain, to suspend or eliminate holding periods of positions, and/or to defer realized losses, potentially increasing the amount of taxable distributions, and of ordinary income distributions in particular. A Fund’s use of derivatives may be limited by the requirements for taxation of a Fund as a regulated investment company. The tax treatment of derivatives may be affected by changes in legislation, regulations or other legal authority that could affect the character, timing and amount of a Fund’s taxable income or gains and distributions to shareholders.

Diversification Risk. Each Fund’s diversification policy limits the amount that the Fund may invest in certain securities. Each Fund’s diversification policy is also designed to comply with the diversification requirements of the Internal Revenue Code (the “Code”) as well as the 1940 Act. Except as noted in the Fund Summaries, all of the Funds are diversified under the 1940 Act. All of the Funds are expected to satisfy the Code’s diversification requirements.

Non-Diversification Risk. A Fund that is considered a non-diversified investment company may invest a larger portion of its assets in the stock of a single company than a diversified investment company, and thus can invest in a smaller number of securities. As a result, such Fund’s value will be affected to a greater extent by the performance of any one company than would be a diversified investment company.

Dividend-paying Stocks Risk. There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.

Equity Securities Risk. Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of the issuing company and on market and economic conditions. If you own an equity security, you own a part of the company that issued it. Companies sell equity securities to get the money they need to grow.

Stocks are one type of equity security. Generally, there are three types of stocks:

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Common stock — Each share of common stock represents a part of the ownership of the company. The holder of common stock participates in the growth of the company through increasing stock price and receipt of dividends. If the company runs into difficulty, the stock price can decline and dividends may not be paid.

•	Preferred stock — Each share of preferred stock usually allows the holder to get a set dividend before the common stock shareholders receive any dividends on their shares.

•	Convertible preferred stock — A stock with a set dividend which the holder may exchange for a certain amount of common stock.

Stocks are not the only type of equity security. Other equity securities include but are not limited to convertible securities, depositary receipts, warrants, rights and partially paid shares, investment company securities, real estate securities, convertible bonds and ADRs, EDRs and GDRs. More information about these equity securities is included elsewhere in this Prospectus or contained in the SAI.

Equity securities are subject to the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices fluctuate from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, the performance of different types of equity securities may rise or decline under varying market conditions — for example, “value” stocks may perform well under circumstances in which the prices of “growth” stocks in general have fallen, or vice versa.

Convertible Securities Risk. Convertible securities are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company. A convertible security is only considered an equity security if the exercise price of the convertible security is less than the fair market value of the security issuable upon conversion of such convertible security. The values of the convertible securities in which a Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. At times a convertible security may be more susceptible to fixed-income security related risks, while at other times such a security may be more susceptible to equity security related risks. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and a price that is unfavorable to a Fund.

Preferred Stock Risk. Unlike common stock, preferred stock generally pays a fixed dividend from a company’s earnings and may have a preference over common stock on the distribution of a company’s assets in the event of bankruptcy or liquidation. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Preferred stock usually does not require the issuer to pay dividends and may permit the issuer to defer dividend payments. Deferred dividend payments could have adverse tax consequences for the Fund and may cause the preferred stock to lose substantial value. Preferred stock usually does not require the issuer to pay dividends and may permit the issuer to defer dividend payments.

Warrants and Rights Risk. Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public, as in the case of a corporate action. Warrants are rights to buy common stock of a company at a specified price during the life of the warrant.

Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Warrants and rights have no voting rights, pay no dividends and have no rights with respect to the assets of the issuer other than a purchase option. Prices of warrants and rights do not necessarily move in tandem with the prices of the underlying securities and therefore are highly volatile and speculative investments. Warrants and rights may lack a liquid secondary market for resale. If a warrant or right is not exercised by the date of its expiration, it may expire worthless if the market price of the securities is below the exercise price of the warrant.

ESG Investment Risk. The portfolio manager(s) may utilize ESG criteria, integrate ESG considerations and/or use related analyses to select investments for a Fund. These strategies may impact the Fund’s performance, including relative to similar funds that do not adhere to such ESG criteria, ESG integration and/or related analyses as part of the investment process. Additionally, a Fund’s adherence to these strategies in connection with identifying and selecting investments may require subjective and qualitative analysis and may be more difficult if data about a particular company or market is limited, such as with respect to issuers in emerging markets countries. A Fund may invest in companies that do not reflect the beliefs and values of any particular investor. Socially responsible norms differ by country and region, and a company’s ESG practices or a portfolio manager’s assessment of such may change over time. ESG characteristics may not be the only factors considered in selecting investments and as a result, a Fund’s investments may not have favorable ESG characteristics or high ESG ratings.

ESG Investment Risk (International Socially Responsible Fund). A Fund’s adherence to its social criteria and application of related analyses when selecting investments may negatively impact the Fund’s performance, including relative to similar funds that use different criteria, or to funds that do not adhere to such criteria or apply such analyses. Social criteria screening limits the availability of investment opportunities for the Fund. If the Fund changes its social criteria or a company stops meeting the Fund’s social criteria, the Fund will sell the affected investments even if this means the Fund loses money. The employment of an independent social research service to assess social criteria could also negatively impact a Fund’s performance, as such service may cause different outcomes in assessing the Fund’s social criteria than if the Fund were to not use such service or were to select a different research service. Additionally, a Fund’s adherence to its social criteria and application of related analyses in connection with identifying and selecting investments may require subjective and qualitative analysis and may be more difficult if data about a particular company or market is limited. A Fund’s social criteria may be dependent upon information and data that may be incomplete, inaccurate or unavailable. A Fund may invest in companies that do not reflect the beliefs and values of any particular investor. Socially responsible norms differ by country and region, and a company’s practices or a Fund’s assessment of such may change over time.

Factor-Based Investing Risk. There can be no assurance that the multi-factor selection process employed by the subadviser will enhance performance. Exposure to investment style factors may detract from performance in some market environments, which may continue for prolonged periods.

Failure to Match Index Performance Risk. The ability of the Fund to match the performance of the Underlying Index or the Index may be affected by, among other things, changes in securities markets, the manner in which performance of the Underlying Index or the Index is calculated, changes in the composition of the Underlying Index or the Index, the amount and timing of cash flows into and out of the Fund, commissions, portfolio expenses, and any differences in the pricing of securities by the Fund and the Underlying Index or the Index. When the Fund employs an “optimization” strategy, the Fund is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Fund may perform differently than the Underlying Index or the Index.

Focused Fund Risk. The Fund, because it may invest in a limited number of companies, may have more volatility in its net asset value and is considered to have more risk than a portfolio that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities decline in price.

Foreign Investment Risk. Foreign investments are investments of issuers that are economically tied to a non-U.S. country. Except as otherwise described in a Fund’s principal investment strategies or Additional Information about the Funds’ Investment Strategies and Investment Risks sections, or as determined by a Fund’s subadviser, a Fund will deem an issuer to be economically tied to a non-U.S. country by looking at a number of factors, including the domicile of the issuer’s senior management, the primary stock exchange on which the issuer’s security trades, the country from which the issuer produced the largest portion of its revenue, and its reporting currency. Foreign investments include, but are not limited to, securities issued by foreign governments or their agencies and instrumentalities, foreign corporate and government bonds, foreign equity securities, securities issued by foreign investment companies and passive foreign investment companies, and ADRs or other similar securities that represent interests in foreign equity securities, such as EDRs and GDRs. A Fund’s investments in foreign securities may also include securities from emerging market issuers.

Investments in foreign countries are subject to a number of risks. Investments in foreign securities involve risks in addition to those associated with investments in domestic securities due to changes in currency exchange rates, unfavorable political, social and legal developments or economic and financial instability, for example. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S government. Foreign investments will also be affected by local political or economic developments and governmental actions by the United States or other governments. Consequently, foreign securities may be less liquid, more volatile and more difficult to price or sell than U.S. securities, which means a subadviser may at times be unable to sell foreign investments at desirable prices. Foreign settlement procedures may also involve additional risks. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations. These risks are heightened for emerging markets issuers. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors. A Fund investing in foreign securities may also be subject to the following risks:

Brexit Risk. On January 31, 2020, the United Kingdom (the “UK”) withdrew from the European Union (“EU”) (commonly referred to as “Brexit”). The UK’s withdrawal was subject to a transition period that ended on December 31, 2020, and the UK and EU entered into a new trading relationship effective January 1, 2021. Although Brexit has occurred, the UK-EU relationship continues to evolve, including with respect to areas not comprehensively addressed by the current framework (including certain services and financial services). Brexit has caused, and may continue to cause, volatility in UK, EU, and global markets and may negatively affect issuers and markets through, among other things, business and trade disruptions, increased volatility and illiquidity, currency fluctuations, potentially lower economic growth, and legal and regulatory uncertainty (including the potential for divergent UK and EU laws and regulations). These developments could adversely affect the value, liquidity, and/or valuation of a Fund’s investments (including investments in issuers with significant UK or EU exposure) and could make it more difficult for the Fund to enter into, value, or dispose of certain investments on favorable terms.

Emerging Markets Risk. An emerging market country is generally one with a low or middle income economy that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by VALIC or subadviser. An “emerging market” country is generally any country that is included in the MSCI Emerging Markets Index. The risks associated with investments in foreign securities are heightened in connection with investments in the securities of issuers in developing or “emerging market” countries. Generally, the economic, social, legal, and political structures in emerging market countries are less diverse, mature and stable than those in developed countries. Unlike most developed countries, emerging market countries may impose restrictions on foreign investment. These countries may also impose confiscatory taxes on investment proceeds or otherwise restrict the ability of foreign investors to withdraw their money at will. In addition, there may be less publicly available information about emerging market issuers due to differences in regulatory, accounting, auditing, and financial recordkeeping standards and available information may be unreliable or outdated.

Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. The securities markets in emerging market countries tend to be smaller and less mature than those in developed countries, and they may experience lower trading volumes. As a result, investments in emerging market securities may be less liquid and their prices more volatile than investments in developed countries. The fiscal and monetary policies of emerging market countries may result in high levels of inflation or deflation or currency devaluation. As a result, investments in emerging market securities may be subject to abrupt and severe price changes. Investments in emerging market securities may be more susceptible to investor sentiment than investments in developed countries. Emerging market securities may be adversely affected by negative perceptions about an emerging market country’s stability and prospects for continued growth.

Risks associated with investments in emerging markets may include delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments, and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries. A Fund may be exposed to emerging market risks directly (through certain futures contracts and other derivatives whose values are based on emerging market indices or securities).

European Exposure Risk. The Economic and Monetary Union of the European Union requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels, and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have significant adverse effects on the economies of EU member countries. Responses to financial problems by EU countries may not produce the desired results, may limit future growth and economic recovery, may result in social unrest, or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. A number of countries in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments. Additionally, companies operating within the EU face increasingly burdensome regulations and operating requirements. In some cases, U.S. companies may also be subject to adverse protectionist measures or heightened regulation. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU, such as the departure of the United Kingdom (the “UK”), referred to as “Brexit”, could place the departing member’s currency and banking system under severe stress or even in jeopardy. An exit by other member states will likely result in increased volatility, illiquidity, and potentially lower economic growth in the affected markets, which will adversely affect the Fund’s investments.

Foreign Currency Risk. Currency transactions include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to enhance returns. Funds buy foreign currencies when they believe the value of the currency will increase. If it does increase, they sell the currency for a profit. If it decreases, they will experience a loss. A Fund may also buy foreign currencies to pay for foreign securities bought for the Fund or for hedging purposes. Because a Fund’s foreign investments are generally held in foreign currencies, a Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Such gains or losses may be substantial.

A Fund may not fully benefit from or may lose money on forward currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund’s holdings. A Fund’s ability to use forward foreign currency transactions successfully depends on a number of factors, including the forward foreign currency transactions being available at prices that are not too costly, the availability of liquid markets and the ability of the Fund managers to accurately predict the direction of changes in currency exchange rates. Currency exchange rates may be volatile and may be affected by, among other factors, the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls and speculation. A security may be denominated in a currency that is different from the currency where the issuer is domiciled. Currency transactions are subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

The value of a Fund’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of a Fund’s non-U.S. dollar-denominated securities.

In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

Foreign Sovereign Debt Risk. To the extent a Fund invests in foreign sovereign debt securities, it may be subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political, social and economic considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans.

Geographic Risk. If a Fund invests a significant portion of its assets in issuers located in a single country, a limited number of countries, or a particular geographic region, it assumes the risk that economic, political and social conditions in those countries or that region may have a significant impact on its investment performance.

Fixed-Income Securities Risk. Fixed-income securities include a broad array of short-, medium- and long-term obligations, including notes and bonds. Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to changes in relative values of currencies. Fixed-income securities represent indebtedness of the issuer and generally involve an obligation of the issuer to pay interest on either a current basis or at the maturity of the security and to repay the principal amount of the security at maturity. Others do not provide for repayment of a principal amount. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders.

Fixed-income securities include, but are not limited to, U.S. and foreign corporate fixed-income securities, including convertible securities (bonds, debentures, notes and other similar instruments) and corporate commercial paper, mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or “indexed” securities, preferred or preference stock, catastrophe bonds, and loan participations; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; fixed-income securities issued by states or local governments and their agencies, authorities and other instrumentalities; obligations of foreign governments or their subdivisions, agencies and instrumentalities; obligations of international agencies or supranational entities; and certain types of short-term investments. Short-term investments include, but are not limited to, money market securities, such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers’ acceptances and certificates of deposit. These securities provide a Fund with sufficient liquidity to meet redemptions and cover expenses. Commercial paper is a specific type of corporate note, with terms to maturity less than a year and short-term notes often payable in less than 270 days. Most commercial paper matures in 50 days or less. Fixed-income securities may be acquired with warrants attached. For more information about specific income securities see the SAI.

Investments in fixed-income securities include U.S. Government securities. U.S. Government securities are issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Some U.S. Government securities are issued or unconditionally guaranteed by the U.S. Treasury. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. Government securities are neither direct obligations of, nor guaranteed by the U.S. Treasury; however, they involve federal sponsorship. For example, some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. For more information about mortgage-backed fixed-income securities see “Mortgage-and Asset-Backed Securities” below.

In addition to those discussed above, investments in fixed-income securities may also include:

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Agency Discount Notes are high credit quality, short term debt instruments issued by federal agencies and government sponsored enterprises. These securities are issued at a discount to their par value.

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Asset-Backed Securities issued by trusts and special purpose corporations are backed by a pool of assets, such as credit card or automobile loan receivables representing the obligations of a number of different parties.

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Corporate Debt Instruments (Bonds, Notes and Debentures) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

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Municipal Securities are debt obligations issued by or on behalf of states, territories and possessions of the U.S. and District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal securities may be affected by uncertainties regarding their tax status, legislative changes or rights of municipal-securities holders.

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Zero-Coupon Bonds, Deferred Interest Bonds and PIK Bonds. Zero coupon and deferred interest bonds are debt obligations issued or purchased at a significant discount from face value. A step-coupon bond is one in which a change in interest rate is fixed contractually in advance. PIK bonds are debt obligations that provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations.

•	Preferred Stocks receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

Fixed-income markets may periodically experience heightened volatility, reduced liquidity, credit deterioration, and increased default risk. During such periods, the willingness of market participants to extend credit may decline, and borrowers may find it more difficult to obtain financing on favorable terms, if at all. These conditions can reduce the value of debt securities, including asset-backed and mortgage-backed securities. Market stress may arise suddenly, making it difficult to identify risks and opportunities or to predict the duration of adverse conditions. Securities in which a Fund invests may become less liquid in response to market developments or adverse investor perceptions. In some cases, traditional market participants may be less willing to make a market in certain debt instruments, which can further affect liquidity. Illiquid investments may be harder to value, especially in volatile markets, and if a Fund is forced to sell such investments to meet redemptions or for other cash needs, the Fund may suffer a loss.

Bonds Risk. Bonds are one type of fixed-income security and are sold by governments on the local, state, and federal levels, and by companies. There are many different kinds of bonds. For example, each bond issue has specific terms. U.S. Government bonds are guaranteed by the federal government to pay interest and principal. Revenue bonds are usually only paid from the revenue of the issuer. An example of that would be an airport revenue bond. Debentures are a very common type of corporate bond (a bond sold by a company). Payment of interest and return of principal is subject to the company’s ability to pay. Convertible bonds are corporate bonds that can be exchanged for stock.

Investing in a bond is like making a loan for a fixed period of time at a fixed interest rate. During the fixed period, the bond pays interest on a regular basis. At the end of the fixed period, the bond matures and the investor usually gets back the principal amount of the bond. Fixed periods to maturity are categorized as short term (generally less than 12 months), intermediate (one to 10 years), and long term (10 years or more).

Investment grade bonds are bonds that are rated at least BBB– by S&P Global Ratings (“S&P®”) or Fitch Ratings (“Fitch”), or Baa by Moody’s Investors Service, Inc. (“Moody’s”) or, if unrated, are determined by the subadviser to be of comparable quality at the time of purchase. The SAI has more detail about ratings.

Bonds that are rated Baa by Moody’s or BBB by S&P® or Fitch have speculative characteristics. Bonds that are unrated or rated below Baa3 by Moody’s or BBB– by S&P® or Fitch have speculative characteristics. Bonds that do not meet the credit quality standards of an investment grade security (commonly referred to as high yield, high risk or junk bonds) are regarded, on balance, as predominantly speculative. Changes in economic conditions or other circumstances are more likely to weaken the issuer’s capacity to pay interest and principal in accordance with the terms of the obligation than is the case with higher rated bonds. While such bonds may have some quality and protective characteristics, these are outweighed by uncertainties or risk exposures to adverse conditions. Lower rated bonds may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds. For example, a projected economic downturn or the possibility of an increase in interest rates could cause a decline in high-yield, high-risk bond prices because such an event might lessen the ability of highly leveraged high yield issuers to meet their principal and interest payment obligations, meet projected business goals, or obtain additional financing. In addition, the secondary trading market for lower-medium and lower-quality bonds may be less liquid than the market for investment grade bonds. This potential lack of liquidity may make it more difficult to accurately value certain of these lower-grade portfolio securities.

Call or Prepayment Risk. During periods of falling interest rates, a bond issuer may “call”—or repay—its high-yielding bonds before their maturity date. Typically, such repayments will occur during periods of falling interest rates requiring a Fund to invest in new securities with lower interest rates. This will reduce the stream of cash payments that flow through a Fund and result in a decline in a Fund’s income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price.

Credit Risk. The value of a fixed-income security is directly affected by an issuer’s ability to pay principal and interest on time. If a Fund invests in fixed-income securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by a Fund fails to pay an obligation on a timely basis, otherwise defaults; or is perceived by other investors to be less creditworthy. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government.

The creditworthiness of an issuer is always a factor in analyzing fixed income securities. “High quality” instruments have a very strong capacity to pay interest and repay principal; they reflect the issuers’ high creditworthiness and low risk of default. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. Issuers with low credit ratings typically issue junk bonds. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

Extension Risk. The risk that an issuer will exercise its right to pay principal on an obligation held by a Fund (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances the value of the obligation will decrease, and a Fund will also suffer from the inability to invest in higher yielding securities.

Interest Rate Risk. The volatility of fixed-income securities is due principally to changes in interest rates. The market value of money market securities and other fixed-income securities usually tends to vary inversely with the level of interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. As interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact a Fund’s performance. Any future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.

Junk Bonds Risk. A portion of a Fund’s investments may be invested in high yielding, high risk fixed income securities, commonly known as junk bonds. These securities can range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. Investments in junk bonds involve significantly greater credit risk, market risk and interest rate risk compared to higher rated fixed income securities because issuers of junk bonds are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. Accordingly, these investments could decrease in value and therefore negatively impact a Fund. In addition, the secondary market for junk bonds may not be as liquid as that for higher rated fixed income securities. As a result, a Fund may find it more difficult to value junk bonds or sell them and may have to sell them at prices significantly lower than the values assigned to them by a Fund.

Illiquidity Risk. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and a Fund’s share price may fall dramatically. Moreover, a Fund may have to hold such securities longer than it would like and may have to forego other investment opportunities. The inability of a Fund to dispose of securities promptly or at a reasonable price could impair a Fund’s ability to raise cash for redemptions or other purposes. Funds that invest in non-investment grade fixed income securities and emerging market country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within a particular investment category, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions. Derivatives may also be subject to illiquidity risk.

Liquidity Risk for Mortgage- and Asset-Backed Securities. In recent years, the market for mortgage-backed securities has experienced substantially, often dramatically, lower valuations and greatly reduced liquidity. Markets for other asset-backed securities have similarly been affected. These instruments are increasingly subject to liquidity constraints, price volatility, credit downgrades and unexpected increases in default rates, and therefore may be more difficult to value and more difficult to dispose of than previously. As noted above, a Fund may invest in mortgage- and asset-backed securities and therefore may be exposed to these increased risks.

Income Producing Stock Availability Risk. Income producing common stock meeting the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors, thus limiting the ability of the Fund to produce current income while remaining fully diversified.

Index Risk. Certain Funds are managed to track an index, which will result in a Fund’s performance being closely tied to the performance of the index. As a result, a Fund generally will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively managed mutual fund. In addition, a Fund’s returns may deviate from those of the index it seeks to track as a result of, among other factors, fund operating expenses, transaction costs and delays in investing cash.

Investment Company Risk. An ETF or investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the performance of a Fund investing in these instruments. Investments in ETFs and investment companies involve substantially the same risks as investing directly in the instruments held by these entities. However, the total return from such investments will be reduced by the operating expenses and fees of the ETF or investment company. In addition, a Fund that invests in shares of an ETF or another investment company bears a proportionate share of the ETF or other investment company’s expenses. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Fund could lose money investing in an ETF.

Disruptions in the markets for the securities held by the other investment companies purchased or sold by the Fund could result in losses on the Fund’s investment in such securities. Other investment companies also have fees that increase their costs versus owning the underlying securities directly.

Exchange-Traded Funds (“ETFs”) Risk. ETFs are a type of investment company bought and sold on a securities exchange. An ETF trades like common stock. While some ETFs are passively-managed and seek to replicate the performance of a particular market index or segment, other ETFs are actively-managed and do not track a particular market index or segment, thereby subjecting investors to active management risk. A Fund could purchase an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the securities underlying the ETF, although an ETF has management fees which increase its cost. A Fund’s ability to invest in ETFs is limited by the Investment Company Act of 1940, as amended (the “1940 Act”).

Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. However, ETFs are subject to the following risks that do not apply to conventional mutual funds: (i) the market price of an ETF’s shares may trade at a premium or a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of an ETF will continue to be met or remain unchanged. In addition, a passively-managed ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and a Fund could lose money investing in an ETF. See “Investment Company Risk.”

IPO Risk. A Fund’s purchase of shares issued as part of, or a short period after a company’s initial public offering (“IPO”) exposes it to risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

Management Risk. Different investment styles and strategies tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The investment style or strategy used by each Fund may fail to produce the intended result. Moreover, a Fund may outperform or underperform funds that employ a different investment style or strategy. A subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Generally, stocks with growth characteristics can have relatively wide price swings as a result of their potentially high valuations, while stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. The share price of a Fund that holds stocks with growth and value characteristics may be negatively affected by either set of risks, as discussed in more detail below.

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Growth Style Risk. Generally, “growth” stocks are stocks of companies that a subadviser believes have anticipated earnings ranging from steady to accelerated growth. These companies may include those offering innovative or unique products and services, or those operating in industries experiencing increasing demand or rapid expansion. These stocks may be volatile for several reasons. The value of growth stocks may be more sensitive to changes in current or expected earnings than the value of other stocks, because growth stocks trade at higher prices relative to current earnings. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines more than other stocks. Growth stocks may, however, benefit from significant price appreciation when companies meet or exceed growth forecasts, as the market often rewards such performance with higher valuations. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market. Growth investing may also involve sector or industry concentration risk, as growth opportunities can be clustered in specific areas of the market (such as technology or healthcare), potentially increasing exposure to sector-specific volatility.

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Value Style Risk. Generally, “value” stocks are stocks of companies that a subadviser believes are currently undervalued in the marketplace. A subadviser’s judgments that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect and the price of the company’s stock may fall or may not approach the value the subadviser has placed on it.

Market Capitalization Risk. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding common stock (or similar securities) of the company at the time of purchase. The market capitalization of the companies in which the Funds invest, and in the indexes described below, change over time. The Funds determine relative market capitalizations using U.S. standards. Accordingly, a Fund’s non-U.S. investments may have large capitalizations relative to market capitalizations of companies based outside the United States. A Fund will not automatically sell or cease to purchase stock of a company that it already owns just because the company’s market capitalization grows or falls outside this range. With respect to all Funds, except as noted in a Fund Summary or in the section entitled “Additional Information About the Funds’ Investment Objectives, Strategies and Risks”:

Large-Cap companies will generally include companies whose market capitalizations are equal to or greater than the market capitalization of the smallest company in the Russell 1000® Index during the most recent 12-month period. As of July 31, 2026, the median stock by market capitalization in the Index was approximately $[ ] billion and the largest stock by market capitalization was $[ ] trillion.

Mid-Cap companies will generally include companies whose market capitalizations range from the market capitalization of the smallest company included in the S&P MidCap 400® and Russell Midcap® Indices to the market capitalization of the largest company in the S&P MidCap 400® and Russell Midcap® Indices during the most recent 12-month period. As of July 31, 2026, the market capitalization range of the companies in the S&P MidCap 400® Index was approximately $[ ] billion to $[ ] billion. As of July 31, 2026, the median stock by market capitalization in the Russell Midcap® Index was approximately $[ ] billion and the largest stock by market capitalization was $[ ] billion, and the weighted-average market capitalization was approximately $[ ] billion.

Small-Cap companies will generally include companies whose market capitalizations are equal to or less than the market capitalization of the largest company in the Russell 2000® Index during the most recent 12-month period. As of December 31, 2025, the median stock by market capitalization in the Russell 2000® Index was approximately $[ ] billion and the largest stock by market capitalization was $[ ] billion.

Large-Cap Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Fund’s value may not rise as much as the value of funds that emphasize smaller capitalization companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rate of successful smaller companies, particularly during extended periods of economic expansion.

Mid-Cap Companies Risk. The risk that mid-cap companies, which usually do not have as much financial strength as very large companies, may not be able to do as well in difficult times. Investing in mid-cap companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. Securities of mid-cap companies are also subject to the risks of small-cap companies, to a lesser extent.

Small-Cap Companies Risk. Investing in small companies involves greater risk than is customarily associated with larger companies. Stocks of small companies are subject to more abrupt or erratic price movements than larger company stocks. Small companies often are in the early stages of development and have limited product lines, operating histories, market access for products, financial resources, access to new capital, or depth and experience in management. Such companies seldom pay significant dividends that could cushion returns in a falling market. In addition, these companies may be more affected by intense competition from larger companies, and the trading markets for their securities may be less liquid and more volatile than securities of larger companies. This means that a Fund could have greater difficulty selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility. Also, it may take a substantial period of time before a Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

Market Risk. A Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse social, political, regulatory or economic developments in the United States or abroad, changes in investor psychology, technological disruptions, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, trade wars, disease/virus, outbreaks and epidemics). The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, a Subadviser’s assessment of companies held in a Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like markets generally, the investment performance of a Fund will fluctuate, so an investor may lose money over short or even long periods.

Money Market Securities Risk. All of the Funds may invest part of their assets in high quality money market securities payable in U.S. dollars. A money market security is a high quality, short-term debt obligation that is eligible for inclusion in money market fund portfolios, in accordance with Rule 2a-7 under the 1940 Act.

These high quality money market securities include:

•	Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
•	Certificates of deposit and other obligations of domestic banks having total assets in excess of $1 billion.
•	Commercial paper sold by corporations and finance companies.
•	Corporate debt obligations with remaining maturities of 13 months or less.
•	Repurchase agreements, money market securities of foreign issuers if payable in U.S. dollars, asset-backed securities, loan participations, adjustable rate securities, and variable rate demand notes.

An investment in a Fund is subject to the risk that the value of its investments in high-quality short-term obligations (“money market securities”) may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.

Mortgage-Backed Securities Risk. Mortgage-backed securities include, but are not limited to, mortgage pass-through securities, collateralized mortgage obligations and commercial mortgage-backed securities.

Mortgage pass-through securities represent interests in “pools” of mortgage loans secured by residential or commercial real property. Payments of interest and principal on these securities are generally made monthly, in effect “passing through” monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Mortgage-backed securities are subject to interest rate risk and prepayment risk.

Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. Government (i.e., securities guaranteed by Government National Mortgage Association (“GNMA”)) or guaranteed by agencies or instrumentalities of the U.S. Government (i.e., securities guaranteed by FNMA or FHLMC, which are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations). Mortgage-backed securities created by non-governmental issuers (such as commercial banks, private mortgage insurance companies and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Collateralized mortgage obligations (“CMOs”) are hybrid mortgage-backed instruments. CMOs may be collateralized by whole mortgage loans or by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity. CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Funds, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying a Fund’s diversification tests.

Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-backed or asset-backed securities. Mortgage-backed securities include mortgage pass-through securities described above and securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, such as mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities. These securities may be structured in classes with rights to receive varying proportions of principal and interest.

Mortgage-backed securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause a Fund to invest the proceeds in less attractive investments or increase the volatility of their prices. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates. See also “Liquidity Risk for Mortgage- and Asset-Backed Securities.”

Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and a Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Non-Hedging Foreign Currency Trading Risk. A Fund may engage in forward foreign currency transactions for speculative purposes. A Fund may purchase or sell foreign currencies through the use of forward contracts based on the subadviser’s judgment regarding the direction of the market for a particular foreign currency or currencies. In pursuing this strategy, the subadviser seeks to profit from anticipated movements in currency rates by establishing “long” and/or “short” positions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the subadviser’s expectations may produce significant losses for the Fund. Some of the transactions may also be subject to interest rate risk.

Operational Risk. The Funds are exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Funds’ service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Funds seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks, such as disruptions in trading, valuation, shareholder servicing, or regulatory reporting even in the absence of a cybersecurity event.

Price Volatility Risk. The Fund’s investment strategy may subject the Fund’s portfolio to increased volatility. Volatility may cause the value of the Fund’s portfolio to fluctuate significantly in the short term.

Privately Placed Securities Risk. Certain Funds’ investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of Fund illiquidity to the extent a Fund may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability to arrive at a fair value for certain securities at certain times and could make it difficult for a Fund to sell certain securities.

Quantitative Investing Risk. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments from the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model.

Real Estate Investment Trusts Risk. Real Estate Investment Trusts (“REITs”) pool investors’ funds for investments primarily in commercial real estate properties. Like mutual funds, REITs have expenses, including advisory and administration fees that are paid by their shareholders. As a result, shareholders will absorb an additional layer of fees when a Fund invests in REITs. The performance of any Fund’s REITs holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REITs performance. When a REIT focuses its investments in particular sub-sectors of the real estate industry or particular geographic regions, the REIT’s performance would be especially sensitive to developments that significantly affected those particular sub-sectors or geographic regions. Due to their dependence on the management skills of their managers, REITs may underperform if their managers are incorrect in their assessment of particular real estate investments. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for a Fund, including significantly reducing the return to a Fund on its investment in such company.

Real Estate Investments Risk. Real estate investments are subject to market risk, interest rate risk and credit risk. In addition, securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that companies in the real estate industry concentrate investments in particular geographic regions or property types.

Repurchase Agreements Risk. Repurchase agreements are agreements in which the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon price and date. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause a Fund’s income and the value of a Fund to decline. A repurchase agreement requires the seller of the security to buy it back at a set price at a certain time. If a Fund enters into a repurchase agreement, it is really making a short-term loan (usually for one day to one week). The Funds may enter into repurchase agreements only with well-established securities dealers or banks that are members of the Federal Reserve System. All the Funds in this Prospectus may invest in repurchase agreements.

The risk in a repurchase agreement is the failure of the seller to be able to buy the security back. If the value of the security declines, a Fund may have to sell at a loss.

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector.

Because a Fund may allocate relatively more assets to certain sectors than others, a Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by such a Fund.

At times, a Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making such a Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Fund’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a fund that invests more broadly.

Securities Lending Risk. Each Fund may make secured loans of its portfolio securities for purposes of realizing additional income. No lending may be made with any companies affiliated with VALIC. The Funds will only make loans to broker-dealers and other financial institutions deemed by State Street Bank and Trust Company (the “securities lending agent”) to be creditworthy. The securities lending agent also holds the cash and the portfolio securities of VC I. Each loan of portfolio securities will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. As with other extensions of credit, securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. A Fund may lose money if the Fund does not recover the securities and/or the value of the collateral or the value of investments made with cash collateral falls. Such events may also trigger adverse tax consequences for a Fund. To the extent that either the value of the cash collateral or a Fund’s investments of the cash collateral declines below the amount owed to a borrower, such Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral should the borrower fail financially. Engaging in securities lending could also have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in a Fund.

Short Position Risk. Because a Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the Fund will incur a loss on a short position, which is theoretically unlimited, if the price of the asset sold short increases from the short sale price. The counterparty to a short position or other market factors may prevent a Fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, a Fund’s short positions will cause the Fund to underperform the overall market and its peers that do not engage in shorting. If a Fund holds both long and short positions, and both positions decline simultaneously, the short positions will not provide any buffer (hedge) from declines in value of the Fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of a Fund’s returns.

Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and illiquidity risk.

Tax Risk. The use of certain derivatives may cause a Fund to realize higher amounts of ordinary income or short-term capital gain, to suspend or eliminate holding periods of positions, and/or to defer realized losses, potentially increasing the amount of taxable distributions, and of ordinary income distributions in particular. A Fund’s use of derivatives may be limited by the requirements for taxation of a Fund as a regulated investment company. The tax treatment of derivatives may be affected by changes in legislation, regulations or other legal authority that could affect the character, timing and amount of a Fund’s taxable income or gains and distributions to shareholders.

Temporary Defensive Investment Strategy Risk. From time to time, the Funds may take temporary defensive positions that are inconsistent with their principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. There is no limit on Fund investments in money market securities for temporary defensive purposes. If the Funds take such a temporary defensive position, they may not achieve their investment objectives.

U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and are generally considered to have low credit risk. Unlike U.S. Treasury obligations, securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

About the Indices

Unlike mutual funds, the indices do not incur expenses. If expenses were deducted, the actual returns of the indices would be lower.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

The FTSE EPRA NAREIT Developed Index (net) is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

The MSCI ACWI Index (net)* is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 47 country indexes comprising 23 developed and 24 emerging market country indexes. The developed market country indexes included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indexes included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

The MSCI ACWI ex USA Index (net)* is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends.

The MSCI Emerging Markets Index (net)SM* is a free float-adjusted market capitalization index that is designed to measure the equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 24 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

The MSCI EAFE Index (Europe, Australasia, Far East) (net)* is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

The MSCI EAFE Value Index (net)* is a subset of the MSCI EAFE Index, and constituents of the index include securities from Europe, Australasia and the

Far East. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Value Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap value market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap value market.

The Russell 1000® Index is a market capitalization-weighted benchmark index made up of the 1000 largest U.S. stocks in the Russell 3000® Index.

The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.

The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 3000® Index follows the 3,000 largest U.S. companies, based on total market capitalization.

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

* The net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

Additional Information About the Russell 2000® Index. The Russell 2000® Index is a trademark/service mark of the Frank Russell Trust Company.

Additional Information About the S&P Indexes. “Standard & Poor’s®,” “S&P®,” “S&P 500®” and “S&P MidCap 400®” are trademarks of S&P.

ACCOUNT INFORMATION

VC I Shares

VC I is an open-end management investment company and may offer shares of the Funds for sale at any time. However, VC I offers shares of the Funds only to registered and unregistered separate accounts of VALIC and its affiliates and to qualifying retirement plans (previously defined as the “Plans”) and IRAs.

Buying and Selling Shares

As a participant in a Variable Contract, Plan, or IRA, you do not directly buy shares of the Funds that make up VC I. Instead, you buy units in either a registered or unregistered separate account of VALIC or of its affiliates or through a trust or custodial account under a Plan or an IRA. When you buy these units, you specify the Funds in which you want the separate account, trustee or custodian to invest your money. The separate account, trustee or custodian in turn, buys the shares of the Funds according to your instructions. After you invest in a Fund, you participate in Fund earnings or losses in proportion to the amount of money you invest. When you provide instructions to buy, sell, or transfer shares of a Fund, the separate account, trustee or custodian does not pay any sales or redemption charges related to these transactions. The value of such transactions is based on the next calculation of net asset value after the orders are placed with the Fund.

For certain investors, there may be rules or procedures regarding the following:

•	any minimum initial investment amount and/or limitations on periodic investments;
•	how to purchase, redeem or exchange your interest in the Funds;
•	how to obtain information about your account, including account statements; and
•	any fees applicable to your account.

For more information on such rules or procedures, you should review your Variable Contract prospectus, Plan document or custodial agreement. The Funds do not currently foresee any disadvantages to participants arising out of the fact that they may offer their shares to separate accounts of various insurance companies to serve as the investment medium for their variable annuity and variable life insurance contracts. Nevertheless, the Board of Directors intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the Funds and shares of another Fund may be substituted. This might force a Fund to sell portfolio securities at disadvantageous prices. In addition, VC I reserves the right to refuse to sell shares of any Fund to any separate account, plan sponsor, trustee or custodian, or financial intermediary, or may suspend or terminate the offering of shares of any Fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the Fund.

Execution of requests. VC I is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next net asset value (“NAV”) to be calculated after the request is accepted by VC I. If the order is received by VC I, or the insurance company as its authorized agent, before VC I’s close of business (generally 4:00 p.m., Eastern time), the order will receive that day’s closing price. If the order is received after that time, it will receive the next business day’s closing price.

Normally, VC I redeems Fund shares within seven days when the request is received in good order, but may postpone redemptions beyond seven days when: (i) the New York Stock Exchange is closed for other than weekends and customary holidays, or trading on the New York Stock Exchange becomes restricted; (ii) an emergency exists making disposal or valuation of the Fund’s assets not reasonably practicable; or (iii) the U.S. Securities and Exchange Commission (“SEC”) has so permitted by order for the protection of VC I’s shareholders. For these purposes, the SEC determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist. The New York Stock Exchange is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday (observed), Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas.

Your redemption proceeds typically will be sent within three business days after your request is submitted, but in any event, within seven days. Under normal circumstances, VC I expects to meet redemption requests by using cash or cash equivalents in a Fund’s portfolio or by selling portfolio assets to generate cash. During periods of stressed market conditions, a Fund may be more likely to limit cash redemptions and may determine to pay redemption proceeds by borrowing under a line of credit.

Frequent or Short-term Trading

The Funds, which are offered only through Variable Contracts, Plans or IRAs, are intended for long-term investment and not as frequent short-term trading (“market timing”) vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not purchase shares of the Funds. The Board of Directors has adopted policies and procedures with respect to market timing activity as discussed below. VC I believes that market timing activity is not in the best interest of the participants of the Funds. Due to the disruptive nature of this activity, it can adversely impact the ability of the subadvisers to invest assets in an orderly, long-term manner. In addition, market timing can disrupt the management of the Fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; and large asset swings that decrease the Fund’s ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Fund performance.

The Funds, directly or through certain investment companies in which a Fund invests (the “Underlying Funds”), may invest in foreign securities and/or high yield fixed income securities (often referred to as “junk bonds”), may be particularly vulnerable to market timing. Market timing in a Fund that invests significantly in foreign securities may also occur because of time zone differences between the foreign markets on which the Fund’s international portfolio securities trade and the time as of which the Fund’s net asset value is calculated. Market timing in a Fund that invests significantly in junk bonds may occur if market prices are not readily available for a Fund’s junk bond holdings. Market timers might try to purchase shares of the Funds based on events occurring after foreign market closing prices are established but before calculation of the Fund’s net asset value, or if they believe market prices for junk bonds are not accurately reflected by the Fund. One of the objectives of VC I’s fair value pricing procedures is to minimize the possibilities of this type of market timing (see “How Shares are Valued”).

Shares of the Funds are generally held through insurance company separate accounts, Plans or through a trust or custodial account (“Financial Intermediaries”). The ability of VC I to monitor transfers made by the participants in separate accounts or Plans maintained by Financial Intermediaries is limited by the institutional nature of Financial Intermediaries’ omnibus accounts. VC I’s policy is that the Funds will rely on the Financial Intermediaries to monitor market timing within the Funds to the extent that VC I believes that each Financial Intermediary’s practices are reasonably designed to detect and deter transactions that are not in the best interest of the Funds.

There is no guarantee that VC I will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not VC I detects it, if market timing occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above. In situations in which VC I becomes aware of possible market timing activity, it will notify the Financial Intermediary in order to help facilitate the enforcement of such entity’s market timing policies and procedures. VC I has entered into agreements with various Financial Intermediaries that require such intermediaries to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a participant identified as having engaged in frequent trades. VC I reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from a Financial Intermediary, whether directly or by transfer, including orders that have been accepted by a Financial Intermediary, that VC I determines not to be in the best interest of the Fund. Such rejections, restrictions or refusals will be applied uniformly without exception.

You should review your Variable Contract prospectus, Plan document or custodial agreement for more information regarding market timing, including any restrictions, limitations or fees that may be charged on trades made through a Variable Contract, Plan or IRA. Any restrictions or limitations imposed by the Variable Contract, Plan or IRA may differ from those imposed by VC I.

Payments in Connection with Distribution

VALIC and its affiliates may receive revenue sharing payments from certain Subadvisers to the Funds in connection with certain administrative, marketing and other servicing activities, which payments help offset costs for education, marketing activities and training to support sales of the Funds, as well as occasional gifts, entertainment or other compensation as incentives. Payments may be derived from investment management fees received by the subadvisers.

Selective Disclosure of Portfolio Holdings

VC I’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities are described in the SAI.

How Shares are Valued

The NAV for a Fund is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern Time) by dividing the net assets of the Fund by the number of outstanding shares. The NAV for each Fund also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Fund. As a result, the value of the Fund’s shares may change on days when you will not be able to purchase or redeem your shares. The value of the investments held by each Fund are determined by VALIC, as the “valuation designee”, pursuant to its valuation procedures. The Board of Directors oversees the valuation designee and at least annually reviews its valuation policies and procedures. Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued by the valuation designee at fair value in accordance with valuation procedures. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds. In addition, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

Investments in registered investment companies that do not trade on an exchange are valued at the end of the day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security principally traded. The prospectus for any such open-end funds should explain the circumstances under which these funds use fair value pricing and the effect of using fair value pricing.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation or if there is no sale on the day of valuation, at the last reported bid price. If a security’s price is available from more than one exchange, a Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of a security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the valuation designee determines that closing prices do not reflect the fair value of the securities, the valuation designee will adjust the previous closing prices in accordance with potentially material amounts, and will not beneficially or pricing procedures to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities and foreign equity futures contracts, a Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Certain Funds may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the value of such foreign securities may change on days when the Funds are not open to purchases or redemptions.

During periods of extreme volatility or market crisis, a Fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to seven business days or longer, or as allowed by federal securities laws.

Dividends and Capital Gains

Dividends from Net Investment Income

For each Fund, dividends from net investment income are declared and paid annually. Dividends from net investment income are automatically reinvested for you into additional shares of the Fund.

Distributions from Capital Gains

When a Fund sells a security for more than it paid for that security, a capital gain results. For each Fund, distributions from capital gains, if any, are normally declared and paid annually. Distributions from capital gains are automatically reinvested for you into additional shares of the Fund.

Tax Consequences

As the owner of a Variable Contract, a participant under your employer’s Variable Contract or Plan or as an IRA account owner, you will not be directly affected by the federal income tax consequences of distributions, sales or redemptions of Fund shares. You should consult your Variable Contract prospectus, Plan document, custodial agreement or your tax professional for further information concerning the federal income tax consequences to you of investing in the Funds.

The Funds will annually designate certain amounts of their dividends paid as eligible for the dividend received deduction. If a Fund incurs foreign taxes, it will elect to pass-through allowable foreign tax credits. These designations and elections will benefit VALIC, in adversely affect you or the Funds. The benefits to VALIC will not be passed to you or the Funds.

MANAGEMENT

Investment Adviser

VALIC is a stock life insurance company which has been in the investment advisory business since 1960 and is the investment adviser for each of the Funds. VALIC is an indirect wholly-owned subsidiary of Corebridge Financial, Inc. (“Corebridge”). VALIC is located at 2919 Allen Parkway, 8th floor, Houston, Texas 77019.

VALIC serves as investment adviser through an Investment Advisory Agreement with VC I. As investment adviser, VALIC oversees the day-to-day operations of each Fund and supervises the purchase and sale of Fund investments. VALIC employs investment subadvisers that make investment decisions for the Funds.

The investment advisory agreement between VALIC and VC I provides for VC I to pay all expenses not specifically assumed by VALIC. Examples of the expenses paid by VC I include transfer agency fees, custodial fees, the fees of outside legal and auditing firms, the costs of reports to shareholders and expenses of servicing shareholder accounts. These expenses are allocated to each Fund in a manner approved by the Board of Directors. For more information on these agreements, see the “Investment Adviser” section in the SAI.

Investment Subadvisers

VALIC works with investment subadvisers for each Fund. Subadvisers are financial services companies that specialize in certain types of investing. The subadviser’s role is to make investment decisions for the Fund according to each Fund’s investment objective and restrictions. VALIC compensates the subadvisers out of the fees it receives from each Fund.

According to the agreements VALIC has with the subadvisers, VALIC will receive investment advice for each Fund. Under these agreements VALIC gives the subadvisers the authority to buy and sell securities for the subadvised Funds. However, VALIC retains the responsibility for the overall management of these Funds. The subadvisers may buy and sell securities for each Fund with broker-dealers and other financial intermediaries that they select. The subadvisers may place orders to buy and sell securities of these Funds with a broker-dealer affiliated with the subadvisers, as allowed by law. This could include any affiliated futures commission merchants.

The 1940 Act permits the subadvisers, under certain conditions, to place an order to buy or sell securities with an affiliated broker. One of these conditions is that the commission received by the affiliated broker cannot be greater than the usual and customary brokers commission if the sale was completed on a securities exchange. VC I has adopted procedures, as required by the 1940 Act, which provide that any commissions received by a subadviser’s affiliated broker may be considered reasonable and fair if compared to the commission received by other brokers for the same type of securities transaction.

The Securities Exchange Act of 1934 prohibits members of national securities exchanges from effecting exchange transactions for accounts that they or their affiliates manage, except as allowed under rules adopted by the SEC. VC I and the subadvisers have entered into written contracts, as required by the 1940 Act, to allow a subadviser’s affiliate to effect these types of transactions for commissions. The 1940 Act generally prohibits a subadviser or a subadviser’s affiliate, acting as principal, from engaging in securities transactions with a Fund, without an exemptive order from the SEC.

VALIC and the subadvisers may enter into simultaneous purchase and sale transactions for the Funds or affiliates of the Funds.

In selecting the subadvisers, the Board of Directors carefully evaluated: (i) the nature and quality of the services expected to be rendered to the Fund(s) by the subadviser; (ii) the distinct investment objective and policies of the Fund(s); (iii) the history, reputation, qualification and background of the subadvisers’ personnel and its financial condition; (iv) its performance track record; and (v) other factors deemed relevant. The Board of Directors also reviewed the fees to be paid by VALIC to each subadviser. VALIC compensates each subadviser from the investment advisory fees paid to VALIC by VC I, on behalf of the respective Fund(s). With respect to all Funds, a discussion of the basis for the Board of Directors’ approval of the investment subadvisory agreements is available in VC I’s most recent semi-annual report for the period ended November 30, 2025. For information on obtaining an annual or semi-annual report to shareholders, see the section “Interested in Learning More.”

VC I relies upon an exemptive order from the SEC that permits VALIC, subject to certain conditions, to enter into subadvisory agreements relating to the Funds with unaffiliated subadvisers approved by the Board without obtaining shareholder approval. The exemptive order permits VALIC, subject to the approval of the Board but without shareholder approval, to employ unaffiliated subadvisers for new or existing funds, change the terms of subadvisory agreements with unaffiliated subadvisers or continue the employment of existing unaffiliated subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any changes that are made pursuant to the exemptive order within 60 days of hiring a new subadviser or making a material change to an existing subadvisory agreement. The order also permits the Funds to disclose fees paid to subadvisers on an aggregate, rather than individual, basis. In addition, pursuant to no-action relief, the SEC Staff has extended multi-manager relief to any affiliated subadviser, provided certain conditions are met. The Funds’ shareholders have approved the Funds’ reliance on the no-action relief. VALIC will determine if and when a Fund should rely on the no-action relief. The Prospectus will be updated in advance of the no-action relief being relied upon by a Fund.

The SAI provides information regarding the portfolio managers listed below, including other accounts they manage, their ownership interest in the Fund(s) that they serve as portfolio manager, and the structure and method used by the subadviser to determine their compensation.

The Subadvisers are:

American Century Investment Management, Inc.

BlackRock Investment Management, LLC

Boston Partners Global Investors, Inc. d/b/a Boston Partners

ClearBridge Investments, LLC

Columbia Management Investment Advisers, LLC

Goldman Sachs Asset Management, L.P.

Janus Henderson Investors US LLC

J.P. Morgan Investment Management Inc.

Morgan Stanley Investment Management Inc.

PineBridge Investments LLC

T. Rowe Price Associates, Inc.

Voya Investment Management Co. LLC

Wellington Management Company LLP

Small Cap Growth Fund

American Century Investment Management, Inc. (“American Century”)

4500 Main Street, Kansas City, MO 64111

American Century is wholly owned, directly by American Century Companies, Inc. (“ACC”). The Stowers Institute for Medical Research (“SIMR”) controls ACC by virtue of its beneficial ownership of more than 25% of the voting securities of ACC. SIMR is part of a not-for-profit biomedical research organization dedicated to finding the keys to the causes, treatments, and prevention of disease. As of June 30, 2026, the assets under management of American Century were $[ ] billion.

A portion of the assets of the Small Cap Growth Fund is managed by a team of American Century portfolio managers comprised of Jackie Wagner and Jeff Hoernemann.

Jackie Wagner is a vice president and senior portfolio manager for American Century. Ms. Wagner, who joined American Century in 2005 as a financial analyst on the firm’s financial research team, was promoted to investment analyst in 2009 and then promoted to portfolio manager in 2015. She holds a bachelor’s degree in business administration and an MBA from the University of Missouri-Kansas City.

Jeff Hoernemann is a vice president and portfolio manager for American Century. Mr. Hoernemann, who joined American Century in 2014 as a senior investment analyst, has worked in the investment industry since 2005. Previously, he was a senior investment analyst at Scout Investments. Prior to that, he was a senior research analyst at Feltl and Company in Minneapolis. He has also held roles at UBS Global Asset Management and Dougherty and Company. He holds a bachelor’s degree from Hamline University and an MBA from the University of St. Thomas. He is a CFA® charter holder and a member of the CFA Institute.

Dividend Value Fund

Growth Fund

International Socially Responsible Fund

BlackRock Investment Management, LLC (“BlackRock”)

1 University Square Drive, Princeton, NJ 08540

BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc. BlackRock and its affiliates offer a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the U.S. and in non-U.S. markets. As of June 30, 2026, the assets under management of BlackRock, Inc. (including its subsidiaries) were $[ ] trillion. Equity Index and ETF assets: $[ ] trillion.

A portion of the assets of the Dividend Value Fund is managed by a team of BlackRock portfolio managers comprised of David Zhao and Cem Inal. Mr. Zhao is a Managing Director and portfolio manager at BlackRock. Prior to joining BlackRock in 2016, he was Global Equity Senior Research Analyst and Principal at Pzena Investment Management for 11 years. Mr. Inal joins from AllianceBernstein, where he served as Chief Investment Officer of U.S. Large Cap Value Equities. He brings more than three decades of experience in value investing and a disciplined approach that closely aligns with the team’s philosophy and process.

A portion of the assets of the Growth Fund is managed by Reid Menge, Sally Du, CFA, Jennifer Hsui, CFA, Peter Sietsema, CFA, Matt Waldron, CFA, and Steven White. The International Socially Responsible Fund is managed by Jennifer Hsui, CFA, Peter Sietsema, CFA, Matt Waldron, CFA, and Steven White.

Reid Menge, Managing Director, is co-portfolio manager on BlackRock’s Technology team, brings deep expertise in technology and innovation-areas that now represent nearly three-quarters of the Russell 1000 Growth Index-and has a proven record of driving performance. Mr. Menge is also a co-Portfolio Manager on BlackRock’s Technology strategies. Prior to joining BlackRock in 2014, Mr. Menge was an Associate Director of Equity Research at UBS covering global technology. From 2006 to 2009, he was an investment research Analyst at Citigroup responsible for global software. From 2003 to 2006, Mr. Menge was a member of the Prudential Equity Group where he was responsible for enterprise software coverage. Mr. Menge began his investment career in 2001 at Credit Suisse First Boston as an Analyst for fixed income sales. Mr. Menge earned a BA degree in history from Cornell University in 2001.

Sally Du, CFA, Director, is co-portfolio manager, who leads the Quantitative Alpha Research Group within BlackRock’s U.S. Equity platform and is a co-portfolio manager on the U.S. Core Equity strategies. Ms. Du embeds discipline into the team’s stock selection and portfolio construction process, working in close partnership with BlackRock Systematic as a strategic advisor on portfolio design and risk management. Ms. Du began her career at BlackRock in 2007. Ms. Du holds a master’s degree in engineering from Columbia University and a bachelor’s degree in mathematics with honors from the University of California, Berkeley. She is a CFA charterholder.

Jennifer Hsui, CFA, Managing Director, is Global Head of Index Equity Investments within BlackRock Global Markets & Index Investments (“BGM”). She leads the team responsible for delivering investment quality across roughly $5 trillion of BlackRock’s equity index funds and ETFs. Jennifer is a member of the BlackRock Global Operating Committee. BlackRock Global Markets and Index Investments provides clients with superior market access and index investment outcomes. Our shared mission across these functions is to deliver investment, trading, financing and risk management excellence for clients every minute of every day, and to champion investor progress by relentlessly pursuing better ways for clients to access expanding investment opportunities. Ms. Hsui’s service with the firm dates back to 2006, including her years with Barclays Global Investors (BGI), which merged with BlackRock in 2009. Prior to her current role, Ms. Hsui was CIO and co-Head of Index Equity, with responsibility for setting direction, establishing policy, and guiding investment decisions across Index Equity products. Prior to joining BGI, she worked as an equity research analyst covering the medical devices industry at RBC Capital Markets. Ms. Hsui earned a BS degree in economics and biology from the University of California, Berkeley.

Peter Sietsema, CFA, Director and Senior Portfolio Manager within Blackrock’s Index Equity Team. Mr. Sietsema is the Head of North America Portfolio Management and leverages market expertise, a deep understanding of benchmark methodologies, and technology to consistently deliver precise investment performance. Mr. Sietsema’s service with the firm dates back to 2007, including his years with Barclays Global Investors (BGI), which merged with BlackRock in 2009. At BGI, he was a portfolio manager within the US Index Portfolio Management group in San Francisco. Mr. Sietsema began his career as Senior Manager of Alternative Investments at State Street. Mr. Sietsema earned a BS degree in business administration from California State University, Sacramento, in 2001. He is a CFA charter holder and holds the FINRA Series 7 and 63 licenses.

Matt Waldron, CFA, Managing Director, is US Head of International Portfolio Management within BlackRock Global Markets & Index Investments (“BGM”). He is responsible for the overall management of ETFs, CTFs, and Institutional SMAs that are predominantly invested in developed and emerging markets. Mr. Waldron’s service with the firm dates back to 2003. Prior to his current role, Mr. Waldron was a portfolio manager in Blackrock’s Multi Asset Client Solutions Group(BMACS), where he was responsible for the management of asset allocation portfolios for Institutional and HNW clients. Prior to joining BlackRock in 2003, Mr. Waldron was a research analyst at Monarch Capital Holdings LLC., an event-driven, long-short hedge fund. Mr. Waldron earned a BA degree in finance from the University of Delaware.

Steven White, Director, is Co-CIO for Index Equity Investments within BlackRock Global Markets & Index Investments (“BGM”) Steven co-leads the CIO function, which is responsible for leading efforts to drive scale, quality and risk-managed investment outcomes for clients. Within the function he has direct responsibilities for investment risk and performance oversight across the global book as well as Index Equities Index Advocacy function which looks to enhance benchmark methodologies managed to by the team. Steven also oversees the Active Risk Index ETF PM team in the Americas and is a member of the Index Equity Leadership Team. Prior to his current role, Steven held multiple roles within BlackRock including sales, research, and portfolio management. Prior to BlackRock Steven worked at Bank of America Merrill Lynch for four years. He has a bachelor’s degree in Economics and MBA from San Diego State University.

Mid Cap Value Fund

Boston Partners Global Investors, Inc. d/b/a Boston Partners (“Boston Partners”)

One Beacon Street - 30th Floor, Boston, MA 02108

Boston Partners is an indirect wholly-owned subsidiary of ORIX Corporation of Japan. Boston Partners is a value equity asset manager with $[ ] billion in assets under management as of June 30, 2026.

A portion of the Mid Cap Value Fund is managed by Steven L. Pollack, CFA, and Timothy Collard.

Mr. Pollack is a portfolio manager for the Boston Partners Mid Cap Value Equity product. He has been with Boston Partners since May of 2000. Mr. Pollack began his career in the investment industry in 1984.

Mr. Collard is a Portfolio Manager for the Boston Partners Mid Cap Value Equity product. Mr. Collard joined Boston Partners as an analyst in 2018. He began his career in the investment industry in 2005.

Dividend Value Fund

ClearBridge Investments, LLC (“ClearBridge”)

One Madison Avenue, New York, NY 10010

ClearBridge is a wholly-owned indirect subsidiary of Franklin Resources, Inc. ClearBridge is an investment adviser that manages US and international equity investment strategies for institutional and individual investors. ClearBridge has been committed to delivering long-term results through active management for more than 60 years and bases its investment decisions on fundamental research and the insights of seasoned portfolio management teams.

As of June 30, 2026, ClearBridge’s assets under management were approximately $[ ] billion, including $[ ] billion for which ClearBridge provides non-discretionary investment models to managed account sponsors. For purposes of this statement, ClearBridge consists of ClearBridge Investments, LLC and its affiliated managers whose businesses have been operationally integrated with ClearBridge’s, including ClearBridge Investments Limited and its subsidiaries in Australia and a part of Franklin Templeton Investments Corp. doing business as ClearBridge Investments in Canada. In addition, the assets under management reflected above include the assets under management of Franklin Real Asset Advisors whose business has been aligned with ClearBridge.

A portion of the assets of the Dividend Value Fund is managed by a team consisting of John Baldi and Michael Clarfeld, CFA.

Mr. Baldi is a Managing Director and Portfolio Manager of ClearBridge and has 27 years of industry experience. He joined the Firm in 2004. Prior to joining ClearBridge, he was a Senior Analyst covering specialty finance at JPMorgan Chase.

Mr. Clarfeld is a Managing Director and Portfolio Manager of ClearBridge and has 25 years of industry experience. He joined the Firm in 2006. Prior to joining ClearBridge, Mr. Clarfeld was an equity analyst with Hygrove Partners, LLC and a financial analyst with Goldman Sachs.

International Value Fund

Columbia Management Investment Advisers, LLC (“Columbia”)

290 Congress Street, Boston, Massachusetts 02210

Columbia is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial, Inc. Columbia’s management experience covers all major asset classes, including equity securities, debt instruments and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, Columbia acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries. Columbia managed $[ ] billion in assets as of June 30, 2026.

The International Value Fund is managed by Fred Copper, CFA, Daisuke Nomoto, CMA (SAAJ), and Paul J. DiGiacomo, CFA.

Mr. Copper joined one of the Columbia Management legacy firms or acquired business lines in 2005. Mr. Copper began his investment career in 1990 and earned a B.S. from Boston College and an M.B.A. from the University of Chicago.

Mr. Nomoto joined one of the Columbia Management

legacy firms or acquired business lines in 2005. Mr. Nomoto began his investment career in 1993 and earned a B.A. from Shiga University, Japan.

Mr. DiGiacomo joined Columbia in 2006. Mr. DiGiacomo began his investment career in 2001 and earned a B.S. in civil engineering from Brown University and an M.B.A. from the Tuck School of Business at Dartmouth College.

Global Real Estate Fund

Duff & Phelps Investment Management Co. (“Duff & Phelps”)

10 South Wacker Drive, 19th Floor, Chicago, IL 60606 Duff & Phelps, an affiliate of Virtus Investment Partners, Inc. (“VIP”), acts as a subadviser to mutual funds and as an adviser or subadviser to closed-end mutual funds and to institutional clients. Duff & Phelps (together with its predecessor) has been in the investment advisory business for more than 70 years. Duff & Phelps manages approximately $15.2 billion as of June 30, 2026.

Duff & Phelps manages a portion of the Global Real Estate Fund using a team of portfolio managers. The team consists of Geoffrey Dybas, CFA and Frank Haggerty, Jr., CFA. Mr. Dybas, Executive Managing Director and Senior Portfolio Manager, heads the Duff & Phelps Global Real Estate Securities Team and serves as a senior portfolio manager for all strategies managed by the team. Mr. Dybas joined Duff & Phelps in 1995. Mr. Haggerty, Senior Managing Director and Senior Portfolio Manager, is responsible for portfolio management for all dedicated REIT strategies managed by the Duff & Phelps Global Real Estate Securities Team. Mr. Haggerty joined Duff & Phelps in 2005.

International Value Fund Systematic Growth Fund

Goldman Sachs Asset Management, L.P. (“GSAM”)

200 West Street New York, NY 10282

GSAM has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman Sachs & Co. LLC (“Goldman”). As of June 30, 2026, GSAM, including its investment advisory affiliates, had assets under supervision of approximately $[ ] trillion. Assets under supervision include assets under management and other client assets for which Goldman does not have full discretion.

The team responsible for managing the International Value Fund is Alexis Deladerrière, CFA and Abhishek Periwal, CFA.

Mr. Deladerrière is a partner in Fundamental Equity within Goldman Sachs Asset Management. He serves as the co-deputy CIO of Fundamental Equity Alexis also oversees portfolio management and investment research for the team’s global and international equity strategies. He is a portfolio manager for a number of flagship strategies, including Global Equity Partners, International Equity ESG and International Equity Income. Alexis joined the Fundamental Equity team as a research analyst in London in 2002 and relocated to New York in 2017. He was named managing director in 2015 and partner in 2022. Over his 23-year investment career, Alexis has had research responsibility for a number of sectors across multiple geographies, including financials, consumer and technology. He now focuses on innovative clean tech companies that enable the climate transition. Alexis earned a master’s degree in Finance, Economics and General Management from École Supérieure de Commerce de Paris (ESCP) in 2003 and was awarded the Chartered Financial Analyst (CFA) designation in 2006.

Mr. Periwal is a portfolio manager for international equity strategies within the Fundamental Equity team, including the International Equity Income strategy. Mr. Periwal joined GSAM in 2007 as an investment analyst.

The team responsible for managing the Systematic Growth Fund is Andrew Alford and Karhan E. Akcoglu.

Mr. Alford is a managing director in Quantitative Investment Strategies (QIS) within Goldman Sachs Asset Management, serving as co-head of equity research. He joined Goldman Sachs in 1998 on the QIS equity alpha research team and became head of equity alpha research in 2000. Mr. Alford became a senior portfolio manager in 2005, and joined the Quantitative Equity Solutions team in 2011 as head of research. He became head of environmental, social, and governance (ESG) research in 2019, and assumed his current role in 2022. Mr. Alford was named managing director in 2004.

Prior to joining the firm, Mr. Alford was an accounting professor at the Wharton School of the University of Pennsylvania and the Massachusetts Institute of Technology Sloan School of Management. He has also served as an academic fellow in the Office of Economic Analysis at the Securities and Exchange Commission in Washington, DC.

Mr. Alford is a member of the Research Committee for the Institute for Quantitative Research in Finance (Q Group).

Mr. Alford earned a BS in Information and Computer Science from the University of California at Irvine in 1984 and an MBA and PhD from the Graduate School of Business at The University of Chicago in 1986 and 1990, respectively.

Mr. Akcoglu is head of portfolio management for the ActiveBeta Equity Strategies business within Goldman Sachs Asset Management’s Rules-Based Factor Investing Strategies platform. He is responsible for portfolio management, including portfolio construction and risk management of global developed and emerging market equity portfolios and custom indexes. Mr. Akcoglu has held various roles within the Global Markets Division and, more recently, within Goldman Sachs Asset Management, focused on developing mathematical and analytical tools across a variety of factor-based strategies.

Immediately before joining the ActiveBeta team in 2021, Mr. Akcoglu served as Head of Strats for the ActiveBeta, Alternative Investment Strategies, and Macro Alpha businesses within Goldman Sachs Asset Management’s Quantitative Investment Strategies platform. In this role, he oversaw the development of quantitative analytical tools driving portfolio construction and risk management of long-only and long-short factor-based portfolios investing in global equities, commodities, currencies, and fixed-income instruments.

Before joining Goldman Sachs Asset Management in 2018, Mr. Akcoglu was head of Trading Strats for the macro Systematic Trading Strategies (STS) business within the Global Markets Division of Goldman Sachs. He held this position since 2011, initially based out of London and subsequently New York, and oversaw the development and risk management of rules-based index products for factor exposures across currencies, commodities, and fixed income. Before this, Mr. Akcoglu led the development of the analytics underpinning the Goldman Sachs Commodity Index (GSCI) and developed customized, enhanced commodity index products for exposure to commodity market factor dynamics in long-only and beta-neutral long-short formats. In this capacity, Mr. Akcoglu has previously served on the S&P GSCI Index Advisory Panel. Mr. Akcoglu originally joined Goldman Sachs in 2002 upon earning a Ph.D. in Computer Science from Yale University and an Hon.B.Sc. in Computer Science and Mathematics from the University of Toronto.

Mid Cap Strategic Growth Fund

Janus Henderson Investors US LLC (“Janus”)

151 Detroit Street, Denver, CO 80206

Janus is an indirect subsidiary of Janus Henderson Group Ltd., a privately held global asset management firm with principal operations in financial asset management businesses that had approximately $[ ] billion in assets under management as of June 30, 2026. Janus (together with its predecessors) has served as an investment adviser since 1970.

Co-Portfolio Managers Brian Demain and Cody Wheaton are responsible for the day-to-day management of the Fund. Mr. Demain, as lead Portfolio Manager, has the authority to exercise final decision-making on the overall portfolio.

Brian Demain, CFA, is Executive Vice President and Co-Portfolio Manager of Enterprise Portfolio, which he has managed or co-managed since November 2007. Mr. Demain is also Portfolio Manager of other Janus accounts. He joined Janus in 1999 as a securities analyst. Mr. Demain holds the Chartered Financial Analyst designation. Mr. Demain received his Bachelor of Arts degree in economics from Princeton University, graduating summa cum laude and Phi Beta Kappa.

Cody Wheaton, CFA, is Executive Vice President and Co-Portfolio Manager of Enterprise Portfolio, which he has co-managed since July 2016. Mr. Wheaton is also Portfolio Manager of other Janus accounts and performs duties as a research analyst. He joined Janus in 2001 as a research analyst. Mr. Wheaton holds the Chartered Financial Analyst designation. Mr. Wheaton received his Bachelor of Arts degree in economics and government from Dartmouth College.

Core Bond Fund

Small Cap Value Fund

J.P. Morgan Investment Management Inc. (“JPMIM”)

270 Park Avenue, New York, NY 10017

JPMIM is an indirect wholly owned subsidiary of JPMorgan Chase & Co. As of June 30, 2026, JPMIM and its affiliates managed over $[ ] trillion in assets.

The Core Bond Fund is managed by Richard Figuly, Justin Rucker, Andy Melchiorre, and Ed Fitzpatrick.

Mr. Figuly, managing director, has been an employee of JPMorgan or its predecessor firms since 1993. Mr. Figuly is a member of JPMorgan’s Global Fixed Income, Currency & Commodities (“GFICC”) group and Head of Core Bond Investment Team with responsibility for managing certain JPMorgan funds and institutional taxable bond portfolios.

Mr. Rucker, managing director, has been an employee of JPMorgan since 2006, is a member of the GFICC group and a portfolio manager responsible for managing Long Duration and Core Bond portfolios.

Mr. Melchiorre, managing director, has been an employee of JPMIM since 2012. Mr. Melchiorre is a member of the GFICC group and a portfolio manager responsible for managing Core Bond and MBS portfolios.

Mr. Fitzpatrick III, managing director, has been an employee of JPMIM since 2013. Mr. Fitzpatrick III is a member of the GFICC group and is the Head of the U.S. Rates Team, responsible for managing government bond portfolios for institutional clients as well as recommending U.S. rates & derivatives strategies across GFICC portfolios.

The Small Cap Value Fund is managed by Phillip D. Hart, CFA, Wonseok Choi, Akash Gupta, CFA, FRM, and Robert A. Ippolito, CFA.

Phillip D. Hart, CFA, a Managing Director of JPMIM and CFA charterholder, is the lead portfolio manager for the Fund and is primarily responsible for portfolio construction. Mr. Hart has worked as a portfolio manager for the U.S. Structured Equity Team at JPMIM since 2009 and has been employed by the firm since 2003. Prior to becoming a portfolio manager, he was a qualitative research analyst within this group.

Wonseok Choi, Managing Director and director of U.S. Equity Quantitative Research is responsible for Strategic Quantitative Research. This entails all aspects of process enhancements including, but not limited to: factors to be included in the investment process as well as refinements to existing factors and portfolio construction as well as our big data efforts.

Akash Gupta, CFA, FRM, an Executive Director, is a research analyst and portfolio manager on the U.S. Structured Equity team. An employee since 2004, Mr. Gupta previously spent over three years in the sell-side Equity Research Group, focusing on the electronics manufacturing supply chain sector. He is also a CFA charterholder and a certified Financial Risk Manager (FRM).

Robert A. Ippolito, CFA, an Executive Director and CFA charterholder, has served as a portfolio manager of the Fund since May 2021. An employee since 2009, Mr. Ippolito has worked as a portfolio manager in the U.S. Structured Equity Small and Mid-Cap Group since 2021. Prior to becoming a portfolio manager, Mr. Ippolito was a fundamental research analyst within the group.

International Growth Fund

Morgan Stanley Investment Management Inc. (“MSIM Inc.”)

1585 Broadway, New York, NY 10036

MSIM Inc. is a subsidiary of Morgan Stanley and conducts a worldwide portfolio management business providing a broad range of services to customers in the United States and abroad. MSIM Inc. is located at 1585 Broadway, New York, NY 10036. As of June 30, 2026, MSIM Inc. and its affiliated asset management companies had approximately $[ ] trillion in assets under management.

Morgan Stanley Investment Management Company (“MSIM Co.”) serves as the sub-subadviser to the Fund. MSIM Co. is located at 23 Church Street, #16-01 Capital Square, Singapore, Singapore 049481. The firm is a wholly-owned subsidiary of Morgan Stanley, a publicly owned financial services company.

The International Growth Fund is managed by members of the Global Opportunity team. The team consists of portfolio managers and analysts. Kristian Heugh is the lead portfolio manager and Anil Agarwal and Lindsay Connor are the co-portfolio managers and are jointly and primarily responsible for the Fund’s day-to-day management. Mr. Heugh has been associated with the Adviser and its affiliates in an investment management capacity since 2001. Mr. Agarwal has been associated with the Sub-Adviser in an investment management capacity since 2020 and in an investment research capacity since 2001. Ms. Connor has been associated with the Adviser since 2023.

Core Bond Fund

PineBridge Investments LLC (“PineBridge”)

Park Avenue Tower, 65 East 55th Street, New York, New York 10022

PineBridge Investments LLC is a wholly-owned indirect subsidiary of MetLife Inc. (“MetLife”), and is now part of MetLife Investment Management, the institutional asset management business of MetLife.

PineBridge is an independent asset manager with over 60 years of experience in emerging and developed markets, having built an extensive platform of asset allocation, fixed income, equity, private equity, and hedge fund-of-fund investment capabilities to meet diverse client needs. As of June 30, 2026, PineBridge managed approximately $[ ] billion.

Teams make decisions for the Funds, as noted below. Each team meets regularly to review portfolio holdings and discuss purchase and sale activity.

Investment decisions for the Core Bond Fund are made by a team including John Yovanovic, CFA, Robert Vanden Assem, CFA, and Dana Burns. Mr. Yovanovic, Managing Director and Co – Head of Leveraged Finance joined PineBridge in 2001. He became a Portfolio Manager of high-yield bonds in 2005. Mr. Vanden Assem, Managing Director and Head of Developed Markets and Investment Grade Fixed Income joined PineBridge in 2001 and is responsible for the portfolio management of high-grade total rate of return portfolios and long/short portfolios. Mr. Burns, Managing Director of Investment Grade Fixed Income, joined the firm in 2007. He is a senior portfolio manager within the Investment Grade Credit team and is responsible for the management of high-grade institutional and retail fixed-income portfolios. The team meets regularly to review portfolio holdings and discuss purchase and sale activity.

Small Cap Growth Fund

T. Rowe Price Associates, Inc. (“T. Rowe Price”)

1307 Point Street, Baltimore, Maryland 21231

T. Rowe Price, which was founded by Thomas Rowe Price, Jr. in 1937, is one of the pioneers of the growth stock theory of investing. Its approach to managing money is based on proprietary research and a strict investment discipline developed over seven decades. The firm, which is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly owned financial services company, is one of the nation’s leading no-load fund managers. As of June 30, 2026, T. Rowe Price and its affiliates had approximately $[ ] trillion in assets under management.

T. Rowe Price is responsible for sub-advising a portion of the Small Cap Growth Fund. This portion is managed by an investment advisory committee, chaired by Alexander Paul Roik. The committee chairman has the day-to-day responsibility for managing the Fund’s private placements. Mr. Roik joined T. Rowe Price in 2013 and his investment experience dates from that time. During the past five years, he has served as an equity investment analyst, associate portfolio manager and co-portfolio manager.

Mid Cap Strategic Growth Fund

Voya Investment Management Co. LLC (“Voya IM”)

200 Park Avenue, New York, NY 10166

Voya IM is a wholly owned subsidiary of Voya Investment Management LLC (“Voya IM LLC”), a registered investment adviser, which in turn is a wholly owned subsidiary of VIM

Holdings LLC, a Delaware limited liability company. Voya Financial, Inc., a publicly traded company (NYSE: VOYA), holds a 76% economic stake in VIM Holdings LLC through its subsidiary Voya Holdings Inc. As of July 25, 2022, Allianz SE, a stock corporation organized and existing under the laws of the European Union and the Federal Republic of Germany, holds an indirect 24% economic stake in VIM Holdings LLC as a result of a transaction combining Voya IM LLC with the assets and teams comprising specified transferred strategies formerly managed by Allianz Global Investors

U.S. LLC. Voya IM began business as an investment adviser on November 6, 1972, under the name of Aetna Capital Management, Inc. As of June 30, 2026, Voya IM had $[ ] million in total assets under management. Voya IM assets of $[ ] million are calculated on a market value basis for all accounts. Voya IM assets of $[ ] million, as reported in Voya Financial SEC filings, represent revenue generating assets for which Voya Investment Management LLC and the registered investment advisers it wholly owns, has full discretionary investment management responsibility.

A portion of the assets of the Mid Cap Strategic Growth Fund is managed by Jeffrey D. Parker, CFA, MBA, Raymond F. Cunha, CFA, MBA, and John Coyle.

Mr. Parker, CFA, MBA, is head of fundamental thematic equities at Voya Investment Management. He joined the firm following Voya’s acquisition of the substantial majority of Allianz Global Investors U.S. (“AllianzGI”) business, where he was a senior portfolio manager, managing director and CIO Equity U.S. Jeffrey also oversaw all U.S. equity strategies and served as co-manager of the disciplined equity and small and mid-cap strategies. Prior to that at AllianzGI, he was head of the growth team and had portfolio management responsibilities for large and mid-cap growth products. Prior to that, he was an assistant portfolio manager at Eagle Asset Management and a senior consultant at Andersen Consulting. Jeffrey earned a BBA from University of Miami and an MBA from Vanderbilt University. He is a CFA® Charterholder.

Mr. Cunha, CFA, MBA, is a senior portfolio manager and an equity analyst on the fundamental thematic team at Voya Investment Management. He joined the firm following Voya’s integration of certain assets and teams comprising the substantial majority of Allianz Global Investors U.S. (“AllianzGI”) business, where he was a senior portfolio manager and director with portfolio management and research responsibilities for the U.S. small and mid-cap. Prior to that, Raymond also led portfolio manager on the AllianzGI global space strategy and prior to that a senior industrials research analyst. Previously, Raymond was a vice president and senior analyst at State Street Global Advisor and an analyst and portfolio manager in the U.S. active quantitative strategies group at State Street. Raymond earned a BA in business from the University of Massachusetts and an MBA from Boston University. He is a CFA® Charterholder and a member of The Boston Security Analysts Society.

Mr. Coyle is a portfolio manager and an equity analyst on the fundamental thematic team at Voya Investment Management. He joined the firm following Voya’s integration of certain assets and teams comprising the substantial majority of Allianz Global Investors U.S. (“AllianzGI”) business, where he was a portfolio manager and director with research responsibilities for the U.S. small-mid cap and global space team covering a wide array of companies across technology, consumer, and cyclical sectors. Prior to that, John was a vice president and research associate at Barclays and Lehman Brothers covering the U.S. building products and homebuilding sectors. John earned a BBA in finance, cum laude from Louisiana State University.

Mid-Cap Value Fund

Systematic Growth Fund

Systematic Value Fund

Wellington Management Company LLP (“Wellington Management”)

280 Congress Street, Boston, Massachusetts 02210

Wellington Management is a Delaware limited liability partnership and is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of June 30, 2026, Wellington Management and its investment advisory affiliates had investment management authority with respect to approximately $[ ] trillion in assets.

The Mid Cap Value Fund is managed by Gregory J. Garabedian. Mr. Garabedian is a Senior Managing Director and Equity Portfolio Manager of Wellington Management and Manager of the Mid Cap Value Fund since 2018. Mr. Garabedian joined Wellington Management as an investment professional in 2006.

The Systematic Growth Fund is managed by Thomas S. Simon, CFA, FRM, and Matthew J. Kyller, CFA. Mr. Simon is Senior Managing Director and portfolio manager of Wellington Management. Mr. Simon joined Wellington Management in 2009 and has been an investment professional since 2001. Mr. Kyller is the Managing Director and portfolio manager of Wellington Management. Mr. Kyller joined Wellington Management as an investment professional in 2015.

The Systematic Value Fund is managed by Thomas S. Simon, CFA, FRM, and Matthew J. Kyller, CFA. Mr. Simon is Senior Managing Director and portfolio manager of Wellington Management. Mr. Simon joined Wellington Management in 2009 and has been an investment professional since 2001. Mr. Kyller is the Managing Director and portfolio manager of Wellington Management. Mr. Kyller joined Wellington Management as an investment professional in 2015.

How VALIC is Paid for its Services

Each Fund pays VALIC a monthly fee based on a percentage of average daily net assets.

A discussion of the basis for the Board of Directors’ approval of the investment advisory agreement is available in VC I’s most recent semi-annual report for the period ended November 30, 2025. For information on obtaining an annual or semi-annual report to shareholders, see the section “Interested in Learning More.” Here is a list of the percentages each Fund paid VALIC for the fiscal year ended May 31, 2026.

Fund	Fee
Core Bond Fund	[ ]%
Dividend Value Fund	[ ]%
Global Real Estate Fund	[ ]%
Growth Fund	[ ]%
International Growth Fund	[ ]%
International Socially Responsible Fund	[ ]%
International Value Fund	[ ]%
Mid Cap Strategic Growth Fund	[ ]%
Mid Cap Value Fund	[ ]%
Small Cap Growth Fund	[ ]%
Small Cap Value Fund	[ ]%
Systematic Growth Fund	[ ]%
Systematic Value Fund	[ ]%

The Investment Advisory Agreement entered into with each Fund does not limit how much the Funds pay in expenses each year. However, VALIC has contractually agreed to cap certain Fund expenses by waiving a portion of its advisory fee or reimbursing certain expenses, as shown in the Annual Fund Operating Expenses in such Fund’s Summary

For those Funds with an Advisory Fee Waiver Agreement, the Advisory Fee Waiver Agreement may be modified or discontinued prior to the date set forth in the Fund’s Summary, only with the approval of the Board of Directors of VC I, including a majority of the directors who are not “interested persons” of VC I as defined in the 1940 Act.

Additional Information About Fund Expenses

Commission Recapture Program. A commission recapture arrangement includes those arrangements under which products or services (other than execution of securities transactions) or commissions are recaptured for a client from or through a broker-dealer, in exchange for directing the client’s brokerage transactions to that broker-dealer who commits to returning a portion of its commission to the respective Fund. The Board has determined that a commission recapture arrangement with Capital Institutional Services, Inc. is in the best interest of certain Funds and their shareholders. Through the commission recapture program, a portion of certain Funds’ expenses have been reduced. “Other Expenses,”

as reflected in the Annual Fund Operating Expenses in each Fund Summary, do not take into account this expense reduction and, therefore, may be higher than the actual expenses of the Fund. For more information about the commission recapture program, see the SAI.

Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by a Fund as a result of investments in shares of one or more mutual funds, hedge funds, private equity funds or other pooled investment vehicles. Such fees and expenses will vary based on a Fund’s allocation of assets to, and the annualized expenses of, the particular acquired fund.

Expense Limitations. VALIC has contractually agreed to reimburse the expenses of certain Funds through September 30, 2027, so that the Funds’ Total Annual Fund Operating Expenses do not exceed the limits set forth in the agreement. For the purposes of the waived fee and reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Funds’ business. This agreement will be renewed in terms of one year unless terminated by the Board of Directors prior to any such renewal.

FINANCIAL HIGHLIGHTS

The following Financial Highlights tables are intended to help you understand each Fund’s financial performance for the past 5 years, or, if shorter, the period of the Fund’s operations. With respect to the Core Bond Fund, Mid Cap Value Fund, Small Cap Growth Fund and Small Cap Value Fund, the Financial Highlights information presented for a Fund prior to May 24, 2021 is the financial history of its Predecessor Fund. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned on an investment in a Fund (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited by [ ], whose report, along with each Fund’s financial statements, is included in the VC I’s Annual Financial Statements and Other Information for the fiscal year ended May 31, 2026, as filed with the SEC on Form N-CSR, which is available upon request. Per share data assumes that you held each share from the beginning to the end of each fiscal year. Total return assumes that you bought additional shares with dividends paid by the Fund.

[Financial Highlights Tables to Come]

INTERESTED IN LEARNING MORE?

The Statement of Additional Information (“SAI”) incorporated by reference into this prospectus contains additional information about VC I’s operations.

Further information about the Funds’ investments is available in VC I’s annual and semi-annual reports to shareholders and in annual and semi-annual financial statements (“Form N-CSR”). VC I’s annual report discusses market conditions and investment strategies that significantly affected the Funds’ performance results during their last fiscal year. In the Form N-CSR, you will find the Funds’ annual and semi-annual financial statements.

The Variable Annuity Life Insurance Company (“VALIC”) can provide you with a free copy of these materials or other information about VC I with respect to each Fund. You may reach VALIC by calling 1-800-448-2542 or by writing to P.O. Box 15648, Amarillo, Texas 79105-5648. VC I’s prospectus, SAI, annual and semi-annual shareholder reports, and Form N-CSR are available online at https://www.corebridgefinancial.com/rs/prospectus-and-reports/ annuities#underlyingfunds.

The Securities and Exchange Commission (“SEC”) maintains copies of these documents, which are available on the EDGAR Database on the SEC’s web site at http://www.sec.gov. You may also request a paper copy from the SEC electronically at publicinfo@sec.gov. A duplicating fee will be assessed for all copies provided by the SEC.

VALIC Company I

P.O. Box 3206

Houston, TX 77252-3206

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED JULY 31, 2026

VALIC Company I

VALIC Company I (“VC I”) is a mutual fund complex made up of 36 separate funds. Each of the funds has its own investment objective. This Statement of Additional Information relates to the following 13 funds (each, a “Fund” and collectively, the “Funds”):

Ticker Symbol:
CORE BOND FUND	VCBDX
DIVIDEND VALUE FUND	VCIGX
GLOBAL REAL ESTATE FUND	VGREX
GROWTH FUND	VCULX
INTERNATIONAL GROWTH FUND	VCINX
INTERNATIONAL SOCIALLY RESPONSIBLE FUND	VCSOX
INTERNATIONAL VALUE FUND	VCFVX
MID CAP STRATEGIC GROWTH FUND	VMSGX
MID CAP VALUE FUND	VVMCX
SMALL CAP GROWTH FUND	VVSGX
SMALL CAP VALUE FUND	VVSCX
SYSTEMATIC GROWTH FUND	VCBCX
SYSTEMATIC VALUE FUND	VBCVX

STATEMENT OF ADDITIONAL INFORMATION

PART B

[•], 2026

This Statement of Additional Information (“SAI”) is not a prospectus and contains information in addition to that in the Prospectus for VALIC Company I (“VC I”). It should be read in conjunction with the Prospectus. The SAI relates to the Prospectus dated [•], 2026. VC I’s audited financial statements with respect to the Funds are incorporated into this SAI by reference to its [Annual Financial Statements and Other Information for the fiscal year ended May 31, 2026, as filed with the SEC on Form N-CSR (the “2026 Annual Financial Statements”)]. You may request a copy of the [2026 Annual Financial Statements] at no charge by calling 1-800-448-2542 or by writing to P.O. Box 15648, Amarillo, Texas 79105-5648.

i

GENERAL INFORMATION AND HISTORY

VALIC Company I (“VC I”) was incorporated in Maryland on December 7, 1984, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. Pursuant to an Investment Advisory Agreement with VC I and subject to the authority of VC I’s Board of Directors (the “Board”), VALIC (the “Adviser”) serves as the investment adviser to each Fund (as defined below) and conducts the business and affairs of VC I. Additionally, VALIC has engaged one or more investment subadvisers (each hereinafter referred to as a “Subadviser” and collectively as the “Subadvisers”) to provide investment subadvisory services for each Fund subject to VALIC’s oversight. VC I consists of separate investment portfolios (hereinafter collectively referred to as the “Funds” or individually as a “Fund”), each of which is, in effect, a separate mutual fund issuing its own separate class of shares of common stock.

VC I issues shares of common stock of each Fund to certain employer-sponsored retirement plans (primarily, but not exclusively, governmental plans; collectively, the “Plans” and each, a “Plan”), individual retirement accounts (“IRAs”) and registered and unregistered separate accounts of VALIC and its affiliates to fund variable annuity contracts or variable life policies (the “Contracts”).

VC I was originally named VALIC Series Portfolio Company. The name changed to American General Series Portfolio Company (“AGSPC”) on January 14, 1985, to North American Funds Variable Product Series I on October 1, 2000, and to VALIC Company I on December 31, 2001. The individual Fund names also changed on December 31, 2001, as noted below. On May 1, 2008, the name changed to AIG Retirement Company I; and it was renamed VALIC Company I on May 1, 2009.

Name Prior to 10/1/2000	Name from 10/2000 to 12/31/2001	Name effective 12/31/2001

N/A (new fund 11/1/2000)	Systematic Growth Fund	Systematic Growth Fund

N/A (new fund 12/19/2012)	North American – AG Core Bond Fund N/A	Core Bond Fund

American General Mid Cap Value Fund	North American- AG Neuberger Berman MidCap Value Fund	Mid Cap Value Fund

American General Small Cap Growth Fund	North American – J.P. Morgan Small Cap	Small Cap Growth Fund

American General Small Cap Value Fund	North American Small Cap Value Fund	Small Cap Value Fund

Effective August 27, 2004, the Growth Fund, formerly named the “Opportunities Fund,” was reorganized with and into the Systematic Growth Fund. Effective as of the close of business on May 26, 2006, the Large Cap Growth Fund was reorganized with and into the Growth Fund (formerly, the VALIC Ultra Fund). Effective December 10, 2007, the VALIC Ultra Fund changed its name to the Growth Fund. Effective June 4, 2010, the Core Value Fund changed its name to the Dividend Value Fund. Effective October 1, 2011, the International Growth I Fund changed its name to the International Growth Fund. Effective September 10, 2018, the Foreign Value Fund changed its name to International Value Fund. Effective June 4, 2019, the Global Social Awareness Fund changed its name to the International Socially Responsible Fund. Effective September 30, 2019, the Broad Cap Value Income Fund changed its name to the Systematic Value Fund. Effective December 31, 2001, the North American-T. Rowe Price Blue Chip Growth Fund changed its name to the Blue Chip Growth Fund. Effective May 1, 2023, the Blue Chip Growth Fund changed its name to the Systematic Growth Fund.

On April 19, 2021 and May 24, 2021, certain Funds (“Acquiring Funds”) acquired all of the assets and liabilities of certain series of VC I and/or VALIC Company II (“VC II”) (“Target Funds”), as set forth in the below tables (each, a “Reorganization” and collectively, the “Reorganizations”). With respect to those Reorganizations that occurred on May 24, 2021 (the “May Reorganizations”), certain series of VC II are considered the accounting and performance survivors of their Reorganizations (each, a “Predecessor Fund” and collectively, the “Predecessor Funds”); accordingly, certain financial history presented in this SAI for those Acquiring Funds that participated in the May Reorganizations is that of the Predecessor Funds, as applicable.

The following Reorganizations occurred on April 19, 2021 with respect to the Portfolios:

Acquiring Fund	Target Fund(s)

Mid Cap Strategic Growth Fund	Mid Cap Growth Fund, a series of VC II

Systematic Value Fund	Large Cap Value Fund, a series of VC II Value Fund, a series of VC I

The following Reorganizations occurred on May 24, 2021 with respect to the Portfolios:

Acquiring Fund	Target Fund(s)

Core Bond Fund	Capital Conservation Fund, a series of VC I

Core Bond Fund, a series of VC II*

Mid Cap Value Fund	Mid Cap Value Fund, a series of VC II*

Small Cap Growth Fund	Small Cap Aggressive Growth Fund, a series of VC I

Small Cap Fund, a series of VC I

Small Cap Growth Fund, a series of VC II*

Small Cap Value Fund	Small Cap Value Fund, a series of VC II*

*	Predecessor Fund of the respective Reorganization(s).

INVESTMENT RESTRICTIONS

The Funds have each adopted certain fundamental investment restrictions which, unlike the other investment objective(s), policies, and investment program of each Fund, may only be changed with the consent of a majority of the outstanding voting securities of the particular Fund. The 1940 Act defines such a majority as the lesser of (i) 67% or more of the voting securities present in person or by proxy at a shareholders’ meeting, if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund’s outstanding voting securities.

The fundamental investment restrictions and operating policies of each Fund are listed below. The percentage limitations referenced in some of the restrictions are to be determined at the time of purchase. However, percentage limitations for illiquid investments and borrowings apply at all times. Calculation of each Fund’s total assets for compliance with any of the investment restrictions or any other restrictions will not include cash collateral held in connection with securities lending activities.

In applying the limitations on investments in any one industry (concentration), the Funds may use industry classifications based, where applicable, on industry classification guides such as Baseline, Bridge Information Systems, Reuters, or S&P Stock Guide, Global Industry Classification Standard (“GICS”) information obtained from Bloomberg L.P. and Moody’s International, or Barra, and/or the industry classifications set forth in the prospectus of the issuing company of the investment. Further, regarding the securities of one or more issuers conducting their principal business activities in the same industry: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments, (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, (iii) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and (iv) personal credit and business credit businesses will be considered separate industries.

Fundamental Investment Restrictions

Each Fund may not:

1.

Borrow money except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

2.

Engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

3.

Lend money or other assets except to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

4.

Issue senior securities except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

5.

Purchase or sell real estate except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

6.

Purchase or sell commodities or contracts related to commodities except to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

7.

All Funds, except the Global Real Estate Fund: Except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction, make any investment if, as a result, the Fund’s investments will be concentrated in any one industry.

8.

Global Real Estate Fund: Except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction, make any investment if, as a result, the Fund’s investments will be concentrated in any one industry, except that the Fund will concentrate its investments in the real estate industry.

The Funds’ fundamental investment restrictions will be interpreted broadly. For example, the restrictions will be interpreted to refer to the 1940 Act and the related rules as they are in effect from time to time, and to interpretations and modifications of or relating to the 1940 Act by the SEC and others as they are given from time to time. When a policy provides that an investment practice may be conducted as permitted by the 1940 Act, the policy will be interpreted to mean either that the 1940 Act expressly permits the practice or that the 1940 Act does not prohibit the practice.

The following descriptions of the 1940 Act may assist investors in understanding the above restrictions.

With respect to fundamental investment restriction number 1 above, the 1940 Act permits a Fund to borrow money in amounts of up to one-third of the Fund’s total assets from banks for any purpose, and to borrow up to an additional 5% of the Fund’s total assets from banks or other lenders for temporary purposes. (The Fund’s total assets include the amounts being borrowed.) To limit the risks attendant to borrowing, the 1940 Act requires a Fund to maintain an “asset coverage” of at least 300% of the amount of its borrowings (other than the 5% temporary borrowings); provided that in the event that the Fund’s asset coverage falls below 300%, the Fund is required to reduce the amount of its borrowings so that it meets the 300% asset coverage threshold within three days (not including Sundays and holidays). Asset coverage means the ratio that the value of the Fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Certain trading practices and investments may be considered to be borrowings and thus subject to the 1940 Act restrictions. The investment restriction will be interpreted to permit a Fund to engage in trading practices and investments that may be considered to be borrowings to the extent consistent with the 1940 Act and applicable SEC and SEC staff interpretive positions and guidance. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending are not considered to be borrowings under the restriction. Practices and investments that consistent with applicable SEC and SEC staff interpretive positions and guidance.

With respect to fundamental investment restriction number 2 above, the 1940 Act permits a Fund to engage in the underwriting business or underwrite the securities of other issuers within certain limits. A Fund engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an underwriter under the 1933 Act. Under the 1933 Act, an underwriter may be liable for material omissions or misstatements in an issuer’s registration statement or prospectus. Securities purchased from an issuer and not registered for sale under the 1933 Act are considered restricted securities. There may be a limited market for these securities. If these securities are registered under the 1933 Act, they may then be eligible for sale but participating in the sale may subject the seller to underwriter liability. These risks could apply to a Fund if it invests in restricted securities. Although it is not believed that the application of the 1933 Act provisions described above would cause a Fund to be engaged in the business of underwriting, investment restriction number 2 above will be interpreted not to prevent a Fund from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

With respect to fundamental investment restriction number 3 above, the 1940 Act permits a Fund to make loans within certain limits. The fundamental investment restriction permits a Fund to engage in securities lending, enter into repurchase agreements, acquire debt and other securities (to the extent deemed lending) and allows the Fund to lend money and other assets, in each case to the fullest extent permitted by the 1940 Act. SEC staff interpretations currently prohibit funds from lending portfolio securities of more than one-third of their total assets. The fundamental investment restriction will be interpreted not to prevent a Fund from purchasing or investing in debt obligations and loans. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments, as well as delays in the settlement of securities transactions, will not be considered loans under the restriction.

With respect to fundamental investment restriction number 4, the 1940 Act prohibits a Fund from issuing “senior securities,” which are defined as Fund obligations that have a priority over the Fund’s shares with respect to the payment of dividends or the distribution of Fund assets, except that a Fund may borrow money in amounts of up to one-third of the Fund’s total assets from banks for any purpose. A Fund also may borrow up to an additional 5% of its total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities. The issuance of senior securities by a Fund can increase the speculative character of the Fund’s outstanding shares through leveraging. Leveraging of the Fund through the issuance of senior securities magnifies the potential for gain or loss on monies, because even though the Fund’s net assets remain the same, the total risk to investors is increased to the extent of the Fund’s gross assets. The fundamental investment restriction will be interpreted not to prevent collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, or the posting of initial or variation margin.

With respect to fundamental investment restriction number 5, the 1940 Act does not prohibit a Fund from owning real estate; however, a Fund is limited in the amount of illiquid investments it may purchase (real estate is generally considered illiquid). Investing in real estate may involve risks, including that real estate is generally considered illiquid and may be difficult to value and sell. Owners of real estate may be subject to various liabilities, including environmental liabilities. To the extent that investments in real estate are considered illiquid, Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) limits a Fund’s acquisition of any illiquid investment, if at any time, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The restriction will be interpreted to permit a Fund to invest in real estate-related companies, companies whose businesses consist in whole or in part of investing in real estate, instruments (like mortgages) that are secured by real estate or interests therein, or real estate investment trust securities.

With respect to fundamental investment restriction number 6, the 1940 Act does not prohibit a Fund from owning commodities, whether physical commodities or contracts related to physical commodities (such as oil or grains and related futures contracts), or financial commodities and contracts related to financial commodities (such as currencies). However, a Fund is limited in the amount of illiquid investments it may purchase. To the extent that investments in commodities are considered illiquid, the Liquidity Rule limits a Fund’s acquisition of any illiquid investment, if at any time, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. If a Fund were to invest in a physical commodity or a physical commodity-related instrument, the Fund would be subject to the additional risks of the particular physical commodity and its related market. The value of commodities and commodity-related instruments may be extremely volatile and may be affected either directly or indirectly by a variety of factors. There also may be storage charges and risks of loss associated with physical commodities. The restriction will be interpreted to permit investments in exchange-traded funds that invest in physical and/or financial commodities.

With respect to fundamental investment restriction numbers 7 and 8, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. A fund that invests a significant percentage of its total assets in a single industry may be particularly susceptible to adverse events affecting that industry and may be more risky than a fund that does not concentrate in an industry. The fundamental investment restriction will be interpreted to refer to concentration as it may be determined from time to time. The fundamental investment restriction also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions (other than private activity municipal debt securities whose principal and interest payments are derived principally from the revenues and the assets of a non-governmental user); and repurchase agreements collateralized by any of such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. Finally, the restriction will be interpreted to give broad authority to the Funds as to how to classify issuers within or among industries.

Diversification

Each Fund, except for the Systematic Growth Fund and Growth Fund, is currently classified as a diversified fund under the 1940 Act. This means that the Fund (other than the Systematic Growth Fund and Growth Fund) may not purchase securities of an issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, with respect to 75% of its total assets, (a) more than 5% of the Fund’s total assets would be invested in securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, the Fund can invest more than 5% of its assets in one issuer. Under the 1940 Act, the Fund cannot change its classification from diversified to non-diversified without shareholder approval.

Each of the Systematic Growth Fund and Growth Fund is currently classified as a non-diversified fund under the 1940 Act. As a result, each Fund is limited only by its own investment restrictions as to the percentage of its assets that may be invested in the securities of any one issuer. However, in spite of the flexibility under the 1940 Act, each Fund still has to meet quarterly diversification requirements under the Code in order to qualify as a regulated investment company. As a result of the Code’s diversification requirements, each Fund may not have the latitude to take full advantage of the relative absence of 1940 Act diversification requirements.

INVESTMENT PRACTICES

The Funds may assume temporary defensive positions in response to adverse market, economic, political or other conditions. The Funds may invest up to 100% of their total assets in high-quality, short-term debt securities and money market instruments for this purpose. These short-term debt securities and money market instruments include: shares of money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. When a Fund is in a defensive position, the opportunity to achieve its investment objective is limited. To the extent a Fund invests in money market mutual funds when in a defensive position, you will indirectly bear the cost of the money market funds’ advisory fees and operational fees.

EQUITY & EQUITY-LINKED INSTRUMENTS

Equity Securities

Applicability: All Funds (other than Core Bond Fund)

The Funds may invest in equity securities. Equity securities include common stock, preferred stock, securities convertible into common or preferred stock, warrants or rights to acquire common stock, including options, and depositary receipts. Equity securities are subject to financial and market risks and can be expected to fluctuate in value.

Preferred Securities. There are two basic types of preferred securities, traditional and hybrid-preferred securities. Traditional preferred securities consist of preferred stock issued by an entity taxable as a corporation. Preferred stocks, which may offer fixed or floating rate dividends, are perpetual instruments and considered equity securities. Preferred securities are subordinated to senior debt instruments in a company’s capital structure, in terms of priority to corporate income and claim to corporate assets, and therefore will be subject to greater credit risk than debt instruments. Alternatively, hybrid-preferred securities may be issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated trust or partnership of the corporation, generally in the form of preferred interests in subordinated debentures or similarly structured securities. The hybrid-preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. Hybrid-preferred securities are considered debt securities. Due to their similar attributes, the Adviser also considers senior debt perpetual issues, certain securities with convertible features as well as exchange-listed senior debt issues that trade with attributes of exchange-listed perpetual and hybrid-preferred securities to be part of the broader preferred securities market.

Convertible Securities

Applicability: All Funds

Each Fund may invest in convertible securities of foreign or domestic issuers. A convertible security is a security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in a corporation’s capital structure but are usually subordinated to similar nonconvertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security’s underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.

A Fund may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying common stock, or sell it to a third party. Thus, a Fund may not be able to control whether the issuer of a convertible security chooses to convert that security. If the issuer chooses to do so, this action could have an adverse effect on a Fund’s ability to achieve its investment objective(s).

In keeping with the objectives of the Systematic Growth Fund and Core Bond Fund, convertible bonds will be treated as equity securities for purposes of each Fund’s investment policies and restrictions.

Master Limited Partnerships

Applicability: All Funds

Each of the Funds that may invest in equity securities may also invest in master limited partnerships (“MLPs”) or limited partnerships. Certain companies are organized as master limited partnerships in which ownership interests are publicly traded. MLPs often own several properties or businesses (or directly own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (including a Fund if it invests in an MLP) are not involved in the day-to-day management of the partnership. They are allocated income and capital gains associated with the partnership project in accordance with the terms established in the partnership agreement.

Individuals and certain other non-corporate entities, such as partnerships, may claim a deduction for 20% of “qualified publicly traded partnership income,” such as income from MLPs. However, the law does not include any provision for a regulated investment company to pass the character of its qualified publicly traded partnership income through to its shareholders. As a result, an investor who invests directly in MLPs will be able to receive the benefit of that deduction, while a shareholder in a Fund will not.

The risks of investing in an MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be less protections afforded investors in an MLP than investors in a corporation. Additional risks involved with investing in an MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or the oil and gas industries.

Partnership Securities

Applicability: Growth Fund, International Growth Fund and Systematic Growth Fund only

The Funds may invest in securities issued by publicly traded partnerships or MLPs (together referred to as “PTPs/MLPs”) publicly traded on stock exchanges or markets in the United States such as the New York Stock Exchange and NASDAQ.

These entities are various forms of partnerships or limited liability companies that elect to be taxed as partnerships for U.S. federal income tax purposes. Generally PTPs/MLPs are operated under the supervision of one or more managing partners or members. Limited partners, unit holders, or members (such as a Fund if it invests in a partnership) are not involved in the day-to-day management of the company. Limited partners, unit holders, or members are allocated income and capital gains associated with the partnership project in accordance with the terms of the partnership or limited liability company agreement.

Risks involved with investing in PTPs/MLPs include, among other things, risks associated with the (i) partnership structure itself and (ii) specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

At times PTPs/MLPs may potentially offer relatively high yields compared to common stocks. Because PTPs/MLPs are generally treated as “pass-through” entities for tax purposes, they do not ordinarily pay income tax, but pass their earnings on to unit holders (except in the case of some publicly traded firms that may be taxed as corporations). See also “Master Limited Partnerships.”

Warrants and Rights

Applicability: All Funds (other than Core Bond Fund)

The Funds may invest in or acquire warrants or rights offerings to purchase equity or fixed income securities. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed-income securities at the same coupon rate. A decline in interest rates would permit a Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. In addition, the value of warrants does not, necessarily, in all cases change to the same extent as the value of the underlying securities to which they relate. These factors can make warrants more speculative than other types of investments. Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public, sometimes as a result of a corporate action. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that a Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights’ and warrants’ expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

FIXED-INCOME INSTRUMENTS

Fixed-Income Securities

Applicability: All Funds

Each Fund may invest in fixed-income securities, also referred to as debt securities. Fixed-income securities may be considered high-quality if they are rated at least Aa by Moody’s Investors Service, Inc. (“Moody’s”) or its equivalent by any other Nationally Recognized Statistical Ratings Organization (“NRSRO”) or, if unrated, are determined to be of equivalent investment quality. High-quality fixed-income securities are considered to have a very strong capacity to pay principal and interest. Fixed-income securities are considered investment grade if they are rated, for example, at least Baa3 by Moody’s or BBB- by S&P Global Ratings (“S&P”) or Fitch Ratings, or, if not rated, are determined to be of equivalent investment quality. Investment grade fixed-income securities are regarded as having an adequate capacity to pay principal and interest. Lower-medium and lower-quality securities that do not meet the credit quality standards of an investment grade security (commonly known as “junk bonds”) are regarded on balance as high risk and predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. The Subadvisers will not necessarily dispose of an investment grade security that has been downgraded to below investment grade. See Appendix A regarding “Description of Credit Rating Symbols and Definitions” for a description of each rating category and a more complete description of lower-medium and lower-quality fixed-income securities and their risks.

The maturity of fixed-income securities may be considered long- (ten plus years), intermediate- (one to ten years), or short-term (thirteen months or less). In general, the principal values of longer-term securities fluctuate more widely in response to changes in interest rates than those of shorter-term securities, providing greater opportunity for capital gain or risk of capital loss. A decline in interest rates usually produces an increase in the value of fixed-income securities, while an increase in interest rates generally reduces their value.

Inflation-Indexed Bonds

Applicability: Core Bond Fund, Global Real Estate Fund, International Value Fund, Mid Cap Value Fund, Small Cap Growth Fund and Small Cap Value Fund

Each Fund, in accordance with its investment objective(s), policies and investment programs, may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal values are periodically adjusted according to the rate of inflation. Interest payments are made to bondholders semi-annually and are made up of two components: a fixed “real coupon” or spread, and a variable coupon linked to an inflation index. Accordingly, payments will increase or decrease each period as a result of changes in the inflation index. In a period of deflation payments may decrease to zero, but in any event will not be less than zero. Inflation-indexed bonds generally are issued at an interest rate lower than typical bonds, but are expected to retain their principal value over time. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing principal value, which has been adjusted for inflation.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is anticipated that securities with other maturities will be issued in the future. The securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year reached 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, then real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), then investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Lower Rated Fixed-Income Securities (“Junk Bonds”)

Applicability: Core Bond Fund, Dividend Value Fund, Global Real Estate Fund (up to 10% of its total assets), International Growth Fund, International Value Fund, Mid-Cap Value Fund, Systematic Growth Fund, and Systematic Value Fund

The Fund may invest in below investment grade fixed-income securities. Issuers of lower rated securities (or, if unrated, securities that are determined to be of equivalent investment quality) (“high yield” securities, commonly known as “junk bonds”) may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer’s inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower-rated securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.

Lower-rated, fixed income securities frequently have call or redemption features which would permit an issuer to repurchase the security from a Fund. If a call were exercised by the issuer during a period of declining interest rates, a Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Fund and dividends to shareholders.

A Fund may have difficulty disposing of certain lower-rated, fixed income securities because there may be a thin trading market for such securities. The secondary trading market for high-yield securities is generally not as liquid as the secondary market for higher-rated securities. Reduced secondary market liquidity may have an adverse impact on market price and a Fund’s ability to dispose of particular issues when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as deterioration in the creditworthiness of the issuer.

Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of lower-rated, fixed income securities, particularly in a thinly traded market. Factors adversely affecting the market value of lower-rated, fixed income securities are likely to adversely affect a Fund’s net asset value. In addition, a Fund may incur additional expenses to the extent it is required to seek recovery upon the default of a portfolio holding or to participate in the restructuring of the obligation.

There are risks involved in applying credit ratings as a method for evaluating lower-rated, fixed income securities. For example, credit ratings evaluate the safety of principal and interest payments, not the market risks involved in lower-rated, fixed income securities. Since credit rating agencies may fail to change the credit ratings in a timely manner to reflect subsequent events, the Adviser or the Subadviser will monitor the issuers of lower-rated, fixed income securities in a Fund to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the debt securities’ liquidity stays within the parameters of the Fund’s investment policies. The Subadviser will not necessarily dispose of a portfolio security when its ratings have been changed.

Investments in already defaulted securities pose an additional risk of loss, should nonpayment of principal and interest continue, in respect of such securities. Even if such securities are held to maturity, recovery of a Fund’s initial investment and any anticipated income or appreciation is uncertain. In addition, a Fund may incur additional expenses to the extent that it is required to seek recovery relating to the default in the payment of principal or interest on such securities or otherwise protect its interests. A Fund may be required to liquidate other portfolio securities to satisfy annual distribution obligations of the Fund in respect of accrued interest income on securities which are subsequently written off, even though such Fund has not received any cash payments of such interest.

U.S. Government Obligations

Applicability: All Funds

Each Fund may invest in a variety of debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities include a variety of Treasury securities that differ primarily in their interest rates, the length of their maturities and dates of issuance. Treasury bills are obligations issued with maturities of one year or less. Treasury notes are generally issued with maturities from one to ten years. Treasury bonds are generally issued with maturities of more than ten years. Obligations issued by agencies and instrumentalities of the U.S. Government, which may be purchased by each Fund, also vary in terms of their maturities at the time of issuance.

U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and are generally considered to have minimal credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the FHLMC, the FNMA and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Brady Bonds

Applicability: Core Bond Fund, Mid Cap Value Fund, Small Cap Growth Fund and Systematic Growth Fund

Each Fund, in accordance with its investment objective(s), policies and investment program, may invest in “Brady Bonds.” Brady Bonds are debt securities, generally denominated in U.S. dollars, issued under the framework of the “Brady Plan.” This was an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. The Brady Plan framework, as it has developed, contemplates the exchange of external commercial bank debt for newly issued bonds (Brady Bonds). Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. Brady Bonds generally have maturities of between 15 and 30 years from the date of issuance and have traded at a deep discount from their face value. In addition to Brady Bonds, a Fund may invest in emerging market governmental obligations issued as a result of debt restructuring agreements outside of the scope of the Brady Plan.

Agreements implemented under the Brady Plan have been designed to achieve debt and debt service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Brady Bonds have typically traded at a deep discount from their face value. Certain sovereign bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due at maturity (typically 15 to 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the International Monetary Fund, the World Bank and the debtor nations’ reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. A Fund may purchase Brady Bonds with no or limited collateralization, and would be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds. Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transnational securities depositories.

International Bonds

Applicability: All Funds (other than Small Cap Value Fund)

Each Fund, in accordance with its investment practices and policies, may invest in international bonds, which include U.S. dollar-denominated bonds issued by foreign corporations for which the primary trading market is in the United States (“Yankee Bonds”), or for which the primary trading market is abroad (“Euro Bonds”). International bonds may involve special risks and considerations not typically associated with investing in U.S. companies, including differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. Additionally, dispositions of foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including withholding taxes. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. A Fund’s investment in international bonds also may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between currencies of different nations, by exchange control regulations and by indigenous economic and political developments.

Catastrophe Bonds

Applicability: Core Bond Fund, Mid Cap Value Fund, Small Cap Growth Fund and Systematic Growth Fund

Each Fund, in accordance with its investment objective(s), policies and investment program, may invest in “catastrophe bonds.” Catastrophe bonds are fixed-income securities, for which the return of principal and payment of interest is contingent on the nonoccurrence of a specific “trigger” catastrophic event, such as a hurricane or an earthquake, or other occurrence that leads to physical or economic loss. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other onshore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund investing in the bond may lose a portion or its entire principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some catastrophe bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the catastrophe bonds provide for extensions of maturity that are mandatory or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, catastrophe bonds may also expose the Fund to certain unanticipated risks, including, but not limited to, issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

Catastrophe bonds may expose a Fund to liquidity risk. See “Illiquid Investments” below for more information with respect to the risks associated with illiquid investments. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Catastrophe bonds are typically rated, and a Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.

Structured Notes

Applicability: All Funds

Subject to its individual investment practices and policies, each Fund may purchase structured notes. Structured notes are derivative fixed-income securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent a Fund invests in these securities, however, a Subadviser will analyze these securities in its overall assessment of the effective duration of the Fund’s portfolio in an effort to monitor the Fund’s interest rate risk.

Zero Coupon Securities

Applicability: All Funds

In accordance with its investment practices and policies, each Fund may invest in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest.

Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

The discount on zero coupon securities (“original issue discount”) must be taken into income ratably by a Fund prior to the receipt of any actual payments. Because the Fund must distribute substantially all of its net income to its shareholders each year for income and excise tax purposes, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its distribution requirements.

The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

Adjustable Rate Instruments

Applicability: All Funds

Each Fund may invest in adjustable rate money market instruments. Adjustable rate instruments (i.e., variable rate and floating rate instruments) are instruments that have interest rates that are adjusted periodically, according to a set formula. The maturity of some adjustable rate instruments may be shortened under certain special conditions described more fully below.

Variable rate instruments are obligations (usually certificates of deposit) that provide for the adjustment of their interest rates on predetermined dates or whenever a specific interest rate changes. A variable rate instrument whose principal amount is scheduled to be paid in 13 months or less is considered to have a maturity equal to the period remaining until the next readjustment of the interest rate. Many variable rate instruments are subject to demand features which entitle the purchaser to resell such securities to the issuer or another designated party, either (i) at any time upon notice of usually 30 days or less, or (ii) at specified intervals, not exceeding 13 months, and upon 30 days’ notice. A variable rate instrument subject to a demand feature is considered to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

Floating rate instruments (generally corporate notes, bank notes, or Eurodollar certificates of deposit) have interest rate reset provisions similar to those for variable rate instruments and may be subject to demand features like those for variable rate instruments. The maturity of a floating rate instrument is considered to be the period remaining until the principal amount can be recovered through demand.

In the case of adjustable rate instruments that are not subject to a demand feature, a Fund is reliant on the secondary market for liquidity. The lack of a liquid secondary market may have an adverse impact on the market price of an instrument and a Fund’s ability to dispose of particular issues when necessary to meet a Fund’s liquidity needs or in response to a specific economic event such as deterioration in the creditworthiness of the issuer. As a result of possible extended settlement periods, a Fund may be required to sell other investments or temporarily borrow to meet its cash needs, including satisfying redemption requests.

In certain circumstances, some adjustable rate instruments may not be deemed to be securities, and in the event of fraud or misrepresentation by an issuer, purchasers of these types of instruments, such as a Fund, will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, purchasers generally must rely on the contractual provisions in the instrument itself and common-law fraud protections under applicable state law.

Bank Obligations

Applicability: All Funds

Each Fund may invest in bank obligations. Bank obligations in which the Funds may invest include certificates of deposit, bankers’ acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Fund will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid investments.

The Funds limit investments in United States bank obligations to obligations of United States banks (including foreign branches) which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC. A Fund also may invest in certificates of deposit of savings and loan associations (federally or state chartered and federally insured) having total assets in excess of $1 billion.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibility that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

Eurodollar Obligations

Applicability: All Funds

Each Fund, in accordance with its investment objective(s), policies, and investment program, may invest in Eurodollar obligations, including Eurodollar bonds and Eurodollar certificates of deposit. A Eurodollar obligation is a security denominated in U.S. dollars and originated principally in Europe, giving rise to the term Eurodollar.

Such securities are not registered with the SEC and generally may only be sold to U.S. investors after the initial offering and cooling-off periods. The market for Eurodollar securities is dominated by foreign-based investors and the primary trading market for these securities is London.

Eurodollar obligations, including Eurodollar bonds and Eurodollar certificates of deposit, are principally obligations of foreign branches of U.S. banks. These instruments represent the loan of funds actually on deposit in the U.S. VC I believes that the U.S. bank would be liable in the event that its foreign branch failed to pay on its U.S. dollar denominated obligations. Nevertheless, the assets supporting the liability could be expropriated or otherwise restricted if located outside the U.S. Exchange controls, taxes, or political and economic developments also could affect liquidity or repayment. Due to possibly conflicting laws or regulations, the foreign branch of the U.S. bank could maintain and prevail in the view that the liability is solely its own, thus exposing a Fund to a possible loss. Such U.S. dollar denominated obligations of foreign branches of FDIC member U.S. banks are not covered by the FDIC’s standard insurance limit if they are payable only at an office of such a bank located outside the U.S., Puerto Rico, Guam, American Samoa, and the Virgin Islands.

Moreover, there may be less publicly available information about foreign issuers whose securities are not registered with the SEC and such foreign issuers may not be subject to the accounting, auditing, and financial reporting standards applicable to issuers registered domestically. In addition, foreign issuers, stock exchanges, and brokers generally are subject to less government regulation. There are, however, no risks of currency fluctuation since the obligations are U.S. dollar denominated.

Each Fund, other than the Systematic Value Fund, in accordance with its investment objective(s), policies and investment program, may purchase and sell Eurodollar futures contracts, which enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in a foreign prime lending interest rate to which many interest swaps and fixed-income securities are linked.

Variable Rate Demand Notes (“VRDNs”)

Applicability: [All Funds]

Each Fund may invest in VRDNs. VRDNs are either taxable or tax-exempt obligations containing a floating or variable interest rate adjustment formula, together with an unconditional right to demand payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days.

DERIVATIVES

Derivatives

Applicability: All Funds

A derivative is any financial instrument whose value is derived from the value of other assets (such as stocks), reference rates or indices. Rule 18f-4 under the 1940 Act (“Rule 18f-4” or the “Derivatives Rule”) regulates the ability of a Fund to enter into derivative transactions and other leveraged transactions. Derivative transactions are defined by Rule 18f-4 to include (i) any swap, security-based swap, futures contract, forward contract, option, any combination of the foregoing, or any similar instrument, under which a Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (ii) any short sale borrowing; (iii) any reverse repurchase agreement or similar financing transaction, if a Fund elects to treat them as derivatives transactions; and (iv) when-issued or forward-settling securities and non-standard settlement cycle securities, unless such transactions meet certain requirements.

Unless a Fund qualifies as a Limited Derivatives User (defined below), Rule 18f-4 requires a Fund to establish a derivatives risk management program, appoint a derivatives risk manager, and carry out enhanced reporting to the Board, the Securities and Exchange Commission (“SEC”) and the public regarding the Fund’s derivatives activities. In addition, the Derivatives Rule establishes limits on the derivatives transactions that a Fund may enter into based on the value-at-risk (“VaR”) of the Fund inclusive of derivatives. A Fund will generally satisfy the limits under the Derivatives Rule if the VaR of its portfolio (inclusive of derivatives transactions) does not exceed 200% of the VaR of its “designated reference portfolio.” The “designated reference portfolio” is a representative unleveraged index or the Fund’s own portfolio absent derivatives holdings, as determined by the Fund’s derivatives risk manager. This limits test is referred to as the “Relative VaR Test.” If a Fund determines that the Relative VaR Test is not appropriate for it in light of its strategy, subject to specified conditions, the Fund may instead comply with the “Absolute VaR Test.” A Fund will satisfy the Absolute VaR Test if the VaR of its portfolio does not exceed 20% of the value of the Fund’s net assets.

A Fund is not required to comply with the above requirements if it adopts and implements written policies and procedures reasonably designed to manage the Fund’s derivatives risk and its derivatives exposure does not exceed 10 percent of its net assets (as calculated in accordance with Rule 18f-4) (a “Limited Derivatives User”).

Options and Futures Contracts

Applicability: All Funds

Each Fund may invest in options and futures contracts as described in more detail herein. Options and futures are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index. An option gives its owner the right, but not the obligation, to buy (“call”) or sell (“put”) a specified amount of a security or other assets at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, or security or basket of securities at a specified future date and price. Options and Futures (defined below) are generally used for either hedging or income enhancement purposes. Funds may also use options and Futures for other purposes, including, without limitation, to facilitate trading, to increase or decrease a Fund’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Fund’s securities or an increase in prices of securities that may be purchased, or to generate income.

Options on securities may be traded on a national securities exchange or in the over-the-counter (“OTC”) market, options on futures contracts may be traded only on a designated contract market regulated by the Commodity Futures Trading Commission (the “CFTC”) and options on commodities and currencies are generally traded in the OTC market. The Core Bond Fund, Global Real Estate Fund, Growth Fund, International Growth Fund, International Value Fund, Mid Cap Strategic Growth Fund, Mid Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Systematic Growth Fund and Systematic Value Fund may use OTC options.

Risks to the Funds of entering into option contracts include market risk, assignment risk (i.e., the risk that a clearinghouse will assign an exercise notice to an option writer which will require the holder to settle the option rather than allowing the option to expire while retaining the premium) and, with respect to OTC options, illiquidity risk and counterparty risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Options can be either purchased or written (i.e., sold). A call option written by a Fund obligates the Fund to sell specified securities, commodities, or other assets to the holder of the option at a specified price or to deliver a net cash settlement amount equal to the difference between specified prices if the option is exercised at any time before expiration. One purpose of writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, a Fund may forgo the opportunity to profit from an increase in the market price of the underlying security.

A put option written by a Fund obligates a Fund to purchase specified securities from the option holder at a specified price or to deliver a net cash settlement amount equal to the difference between specified prices if the option is exercised at any time before expiration. One purpose of writing such options is to generate additional income for a Fund through the premiums received. However, in return for the option premium, a Fund accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities’ market value at the time of purchase.

The following is more detailed information concerning options on securities, commodity options, futures and options on futures:

Options on Securities. Each Fund, except for the Core Bond Fund, may invest in options on securities. When a Fund writes (i.e., sells) a call option (“call”) on a security it receives a premium and, if the option is physically settled, agrees to sell the underlying security or basket of securities to a purchaser of a corresponding call on the same security during the call period (usually not more than nine months) at a fixed price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. A Fund may also write call options that are cash settled. Under cash settlement, instead of purchasing the underlying security or basket of securities upon exercise, the Fund is required to pay the holder cash equal to the intrinsic profit embedded in the option based on the difference between specified prices. In both cases, a Fund has retained the risk of loss should the price of the underlying security or of the basket of securities decline during the call period, which may be offset to some extent by the premium.

To terminate its obligation on a call it has written, a Fund may sell its position or may purchase a corresponding call in a “closing purchase transaction.” A profit or loss will be realized, depending upon whether the net of the amount of the option transaction costs and the premium received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call expires unexercised, because a Fund retains the premium received (and, if the option was “covered,” the Fund would also retain the underlying security). If a Fund could not effect a closing purchase transaction due to lack of a market, it may be required to hold the callable securities until the call expired or was exercised. In the case of OTC options, the options writer may be able to negotiate a termination of the option contract.

When a Fund purchases a call (other than in a closing purchase transaction), it pays a premium and has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price or, if the call is cash settled, to receive the intrinsic profit (which is often measured based on the difference between the strike price and the market price of the underlying security or basket on the exercise date). A Fund generally benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and a Fund will lose its premium payment and the right to purchase the underlying investment. In some cases, however, a call option can serve as a hedge for other securities or trading strategies held by the Fund. For example, if a Fund enters into a short sale on securities, a long call option that references those securities can protect the Fund against losses in closing out the short position by establishing a fixed purchase price.

A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period or, if the option is cash settled, an obligation to settle by paying the intrinsic profit. The premium a Fund receives from writing a put option represents a profit as long as the price of the underlying investment remains above the exercise price (or, if the option is cash settled, the difference between the specified prices does not exceed the specified difference). However, a Fund has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price (or, if cash settled, to pay the intrinsic profit), even though the value of the investment may fall below the exercise price. If the put expires unexercised, a Fund (as the writer of the put) realizes a gain in the amount of the premium. If the put is exercised, a Fund must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time. In that case, a Fund may incur a loss equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred. A put option may be used to hedge other securities or trading strategies. For example, like a long call option, a cash-settled put option can protect the Fund against losses in closing out a short position in the referenced securities.

A Fund may sell or effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put. In the case of an OTC put option, the Fund may be able to negotiate a termination. A Fund will realize a profit or loss from sale, a termination or a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option.

When a Fund purchases a put, it pays a premium and has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price (or, if cash settled, to receive a cash payment equal to the intrinsic profit). Buying a put on an investment a Fund owns enables the Fund to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling such underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date, and the Fund will lose its premium payment and the right to sell the underlying investment pursuant to the put. The put may, however, be sold prior to expiration (whether or not at a profit). A long put option is often used as a hedge against depreciation in the value of securities held by a Fund.

Buying a put on an investment a Fund does not own permits the Fund either to resell the put or buy the underlying investment and sell it at the exercise price. The resale price of the put generally will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and as a result the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in the stock market, a Fund may be able to exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities. Under Rule 18f-4, a Fund is limited in the positions in options that it is authorized to enter into and, assuming the Fund is not a Limited Derivatives User, the Fund is required to implement a derivatives risk management program and appoint a derivatives risk manager to oversee its entry into derivatives, including options.

In the case of a listed put option, as long as the obligation of a Fund as the put writer continues, it may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring a Fund to take delivery of the underlying security against payment of the exercise price. If the Fund writes an OTC put option, it will be responsible for purchasing the underlying security from the option counterparty (or paying the counterparty the intrinsic profit, for a cash-settled put option) upon exercise. A Fund has no control over when it may be required to purchase the underlying security, since the owner of the put option determines if and when to exercise the option. This obligation terminates upon expiration of the put, or such earlier time at which a Fund liquidates the option, negotiates a termination of an OTC option or effects a closing purchase transaction by purchasing a put of the same series as that previously sold. Once a Fund has been assigned an exercise notice for a listed option, it is thereafter not allowed to effect a closing purchase transaction.

The purchase of a spread option on a security gives a Fund the right to put, or sell, a security at a fixed dollar spread or fixed yield spread in relationship to another security. Covered options spread is a strategy sometimes used by one or more Funds. Under a covered options spread, the Fund owns the securities referenced by two call options sold by the Fund or two put options purchased by the Fund at different strike price levels. The risk to a Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. Similarly, the risk to a Fund in selling covered spread options is that the Fund may be required to sell the securities under both options, and the cost of doing so may be greater than the premium received. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing credit quality spreads (i.e., the yield spread between high quality and lower quality securities). Such protection is provided only during the life of the spread option.

Options on Foreign Currencies. Each Fund, except for the Core Bond Fund, may invest in options on foreign currencies. Puts and calls are also written and purchased on foreign currencies in an attempt to protect against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. Most currency options are entered into on an OTC basis.

As with other kinds of option transactions, the writing of an option on currency will constitute only a partial hedge, up to the amount of the premium received. A Fund could be required to purchase or sell currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund’s position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

The Growth Fund, International Value Fund and Mid Cap Strategic Growth Fund may purchase put options on foreign currencies that correlate with the Fund’s portfolio securities in order to minimize or hedge against anticipated declines in the exchange rate of the currencies in which the Fund’s securities are denominated and may purchase call options on foreign currencies that correlate with its portfolio securities to take advantage of anticipated increases in exchange rates.

The Growth Fund, International Growth Fund, International Value Fund and Mid Cap Strategic Growth Fund may write covered call and put options on foreign currencies that correlate with its portfolio securities in order to earn additional income or in the case of call options written to minimize or hedge against anticipated declines in the exchange rate of the currencies in which the Fund’s securities are denominated.

Options on Securities Indices. The Systematic Growth Fund and Systematic Value Fund may invest in options on securities indices. Puts and calls on broad-based securities indices are similar to puts and calls on securities except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or Futures (as defined below). When a Fund buys a call on a securities index, it pays a premium. During the call period, upon exercise of a call by a Fund, a seller of a corresponding call on the same investment will pay the Fund an amount of cash to settle the call if the closing level of the securities index upon which the call is based is greater than the exercise price of the call. That cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the “multiplier”) which determines the total dollar value for each point of difference. When a Fund buys a put on a securities index, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Fund’s exercise of its put, to deliver to the Fund an amount of cash to settle the put if the closing level of the securities index upon which the put is based is less than the exercise price of the put. That cash payment is determined by the multiplier, in the same manner as described above as to calls.

The use of options subjects a Fund to a number of risks, including market risk and, in the case of OTC options, counterparty risk. In addition, options may not succeed depending upon market conditions. For example, if a Subadviser’s predictions of future movements in the securities markets do not materialize, the use of options may exacerbate the adverse consequences to the Fund (e.g., by reducing available cash available for distribution or reinvestment) and may leave the Fund in a worse position than if options had not been used. Other risks of using options include contractions and unexpected movements in the prices of the assets underlying the options and bankruptcy of the counterparty.

Futures. Each Fund may enter into futures contracts for various purposes including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or rates to manage duration and yield curve positioning, or to enhance income or total return. The Growth Fund, International Value Fund, Mid Cap Strategic Growth Fund, Systematic Growth Fund and Systematic Value Fund may utilize currency futures contracts and both listed and unlisted futures contracts and options thereon.

Interest rate futures contracts, foreign currency futures contracts and stock and bond index futures contracts, including futures on U.S. Government securities (together, “Futures”) are used primarily for hedging purposes, and from time to time with the goal of enhancing return. Futures are also often used to adjust exposure to various equity or fixed income markets or as a substitute for investments in underlying securities (or other) markets, referred to as the “cash” markets. Upon entering into a Futures transaction, a Fund is required to deposit initial margin equal to a percentage (generally less than 10%) of the contract value with a futures commission merchant (the “futures broker”) for posting with the applicable clearinghouse. As the Future is marked to market to reflect changes in its market value, exchanges of margin, known as “variation margin,” are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Prior to expiration of the Future, if a Fund elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Fund, and any loss or gain is realized for tax purposes. All Futures transactions are effected through a clearinghouse associated with the exchange on which the Futures are traded. Some Futures are physically-settled, which means that, unless the Future is closed out prior to the maturity date, the Fund would be required to deliver or take delivery of the referenced asset. Other Futures are cash-settled, which means that the Fund would be required to pay or receive cash equal to the intrinsic profit in the contract.

The primary risk to the Funds of entering into Futures is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying instrument. Futures involve, to varying degrees, risk of loss in excess of the variation margin as disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. There may not always be a liquid market for Futures and, as a result, a Fund may be unable to close out its contracts at a time that is advantageous or as necessary to avoid physical settlement. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to liquidate other investments, including at disadvantageous times. The Fund may enter into arrangements with futures brokers to take on for the Fund physical settlement obligations in the event that the Fund fails to close out a position prior to the maturity date.

Interest rate futures contracts are purchased or sold generally to manage duration and yield curve positioning and for hedging purposes to attempt to protect against the effects of interest rate changes on a Fund’s current or intended investments in fixed income securities, as well as for other purposes. For example, if a Fund owned long-term bonds and interest rates were expected to increase, that Fund might sell interest rate futures contracts. Such a sale would have much the same effect as selling some of the long-term bonds in that Fund’s portfolio. However, since the Futures market is generally more liquid than the underlying bond or “cash” market, the use of interest rate futures contracts as a hedging technique allows a Fund to hedge its interest rate risk without having to sell its portfolio securities. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of that Fund’s interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the net asset value of that Fund from declining as much as it otherwise would have. On the other hand, if interest rates were expected to decline, interest rate futures contracts may be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Since the fluctuations in the value of the interest rate futures contracts should be similar to that of long-term bonds, a Fund could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash became available or the market had stabilized. At that time, the interest rate futures contracts could be liquidated and that Fund’s cash reserves could then be used to buy long-term bonds in the cash market.

The structure of swap futures blends certain characteristics of existing OTC swaps and futures products. Unlike most swaps traded in the OTC market that are so-called “par” swaps with a fixed market value trading on a rate basis, swap futures have fixed notional coupons and trade on a price basis. In addition, swap futures are constant maturity products that will not mature like OTC swaps, but rather represent a series of 10-year instruments expiring quarterly. Because swap futures are traded on an exchange, there is no bilateral counterparty or default risk, although, like all futures contracts, a Fund could experience delays and/or losses associated with the bankruptcy of a broker through which the Fund engages in futures transactions. Investing in swap futures is subject to the same risks of investing in futures, which is described above.

Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect a Fund’s current or intended investments from broad fluctuations in stock or bond prices. For example, a Fund may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund’s securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or in part, by gains on the Futures position. When a Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.

Foreign currency futures contracts are generally entered into for hedging or income enhancement purposes to attempt to protect a Fund’s current or intended investments from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. For example, a Fund may sell futures contracts on a foreign currency when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the Futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Fund’s loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities since a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

Conversely, a Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing Futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When a Fund purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Fund will sustain losses on its futures position, which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

Foreign currency futures contracts provide similar economics to forward contracts except they are generally not physically-settled, require mandatory margining and trade on an exchange.

Unlisted Futures contracts, which may be purchased or sold only by the Core Bond Fund, Growth Fund, International Value Fund, Mid Cap Strategic Growth Fund, Mid Cap Value Fund, Small Cap Growth Fund and Small Cap Value Fund, like unlisted options, are not traded on an exchange and, generally, are not as actively traded as listed Futures contracts or listed securities. Such Futures contracts generally do not have the following elements: standardized contract terms, margin requirements relating to price movements, clearing organizations that guarantee counterparty performance, open and competitive trading in centralized markets, and public price dissemination. These elements in listed instruments serve to facilitate their trading and accurate valuation. As a result, the accurate valuation of unlisted Futures contracts may be difficult. In making such determination, the value of unlisted Futures contracts will be based upon the “face amount” of such contracts. In addition, it may be difficult or even impossible, in some cases, to close out an unlisted Futures contract, which may, in turn, result in significant losses to the Fund. Such unlisted Futures contracts will be considered by the Fund to be illiquid investments.

Options on Futures. Options on Futures include options on interest rate futures contracts, stock and bond index futures contracts and foreign currency futures contracts. Each Fund may also purchase call and put options on Futures contracts and write call options on Futures contracts of the type which the particular Fund is authorized to enter into. Each Fund may also write covered put options on stock index futures contracts.

The writing of a call option on a long Futures contract on a securities index may be used as a partial hedge against declining prices of the securities in the portfolio that are correlated to the referenced index. Similar to a covered call on a security, if the Futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the portfolio holdings. Similarly, the writing of a put option on a Futures contract on a securities index may be used as a partial hedge against increasing prices of securities held by the Fund that are correlated with the index referenced under the terms of the Futures contract. If the Futures price at expiration of the put option is higher than the exercise price, a Fund will retain the full amount of the option premium that provides a partial hedge against any increase in the price of securities the Fund intends to purchase. If a put or call option a Fund has written is exercised, the Fund will incur a loss, which will be reduced by the amount of the premium it receives.

A Fund may purchase options on Futures for hedging purposes, instead of purchasing or selling the underlying Futures contract. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, a Fund could, in lieu of selling a Futures contract, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or part, by a profit on the option. If the market decline does not occur, the Fund will suffer a loss equal to the price of the put. Where it is projected that the value of securities to be acquired by a Fund will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, a Fund could purchase call options on Futures, rather than purchasing the underlying Futures contract. If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Fund will suffer a loss equal to the price of the call but the securities the Fund intends to purchase may be less expensive.

Limitations on entering into Futures Contracts and Options on Futures. Transactions in options on Futures by a Fund are subject to limitations established by the CFTC and each of the exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more exchanges or brokers. Thus, the number of options a Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same or an affiliated investment adviser. Position limits also apply to Futures contracts. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

No Fund will enter into any Futures contract or purchase any option thereon if immediately thereafter the total amount of its assets required to be on deposit as initial margin to secure its obligations under such futures contracts, plus the amount of premiums paid by it for outstanding options to purchase futures contracts, exceeds 5% of the market value of its net assets; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. This is a policy of each Fund that is permitted to use options and futures contracts. Further, each Fund has an operating policy which provides that it will not enter into custodial arrangements with respect to initial or variation margin deposits or marked-to-market amounts unless the custody of such initial and variation margin deposits and marked-to-market amounts are in compliance with current SEC or CFTC staff interpretive positions or no-action letters or rules adopted by the SEC.

Commodity Exchange Act Regulation. Each Fund is operated by persons who have claimed an exclusion, granted to operators of registered investment companies like the Funds, from registration as a “commodity pool operator” with respect to each Fund under the Commodity Exchange Act (the “CEA”), and, therefore, are not subject to registration or regulation with respect to the Fund under the CEA. As a result, each Fund is limited in its ability to use Futures (which include futures on broad-based securities indexes and interest rate futures) or options on Futures, engage in certain swaps transactions or make certain other investments (whether directly or indirectly through investments in other investment vehicles) for purposes other than “bona fide hedging,” as defined in the rules of the CFTC. With respect to transactions other than for bona fide hedging purposes, either: (1) the aggregate initial margin and premiums required to establish the Fund’s positions in such investments may not exceed 5% of the liquidation value of its portfolio (after accounting for unrealized profits and unrealized losses on any such investments and calculated in accordance with CFTC Rule 4.5); or (2) the aggregate net notional value of such instruments, determined at the time the most recent position was established, may not exceed 100% of the liquidation value of its portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, a Fund is also subject to certain marketing limitations imposed by CFTC Rule 4.5.

Swap Agreements

Applicability: All Funds (other than Dividend Value Fund and Mid Cap Strategic Growth Fund)

Generally, a swap contract is a privately negotiated agreement between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. As a result of regulation implemented pursuant to Title VII of The Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”), these transactions are characterized as “swaps” and “security-based swaps.” Swaps are regulated by the CFTC and include swaps referencing any commodity, broad-based index (including indices of credit default swaps), treasury securities, and currency. Security-based swaps are treated as securities for purposes of the Securities Act and the Securities Exchange Act of 1934, are regulated by the SEC, and include swaps on single securities (other than treasury securities), baskets of securities and narrow indices of securities, single name credit default swaps and narrow indices of credit default swaps, and loans.

Swaps and security-based swaps are often traded in the OTC market but, in some cases, as a result of CFTC regulations implementing provisions in Title VII of Dodd-Frank, certain interest rate swaps and swaps on broad-based indices of credit default swaps must be traded on a swap execution facility and cleared through a CFTC-regulated clearinghouse. OTC swap contracts are typically marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Although some swaps are reset daily, for many swaps any change in market value is recorded as an unrealized gain or loss and the Fund and counterparty would not exchange such gains or losses until a predetermined quarterly or other periodic reset date. In connection with these contracts, specified types of securities and cash are required to be posted daily as variation margin for all swaps and for those security-based swaps traded in the OTC market with swap dealers regulated by the regulators of U.S. banks, bank holding companies and other regulated depository institutions (the “Prudential Regulators”). Initial margin is currently required to be posted by the Funds for swaps.

The SEC has adopted margin requirements for security-based swaps which went effective October 2021.

Under internal policies, the Funds will not enter into any mortgage swap, interest-rate swap, cap or floor transaction unless the unsecured commercial paper, senior debt, or the claims paying ability of the other party thereto is rated either AA or A-1 or better by S&P or Aa or P-1 or better by Moody’s, or is determined to be of equivalent quality by the applicable Subadviser.

Credit Default Swap Agreement

The Core Bond Fund, Global Real Estate Fund, International Growth Fund and Systematic Growth Fund may enter into credit default swap agreements (“credit default swaps”) for various purposes, including managing credit risk (i.e., hedging), enhancing returns, obtaining synthetic long or short exposure to fixed income instruments through a more liquid investment vehicle or speculation.

Credit default swaps are bilateral contracts in which one party makes periodic fixed-rate payments or a one-time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event occurring with respect to a referenced issuer, obligation or index. As a seller of protection on a credit default swap, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap unless or until there is a credit event with respect to the referenced issuer, obligation or index. As the seller, a Fund would agree to pay to the buyer a cash amount reflecting the value of the referenced issuer, obligation or index upon the occurrence of a credit event affecting such issuer, obligation or index, in exchange for a stream of fixed rate payments or a specified single payment. Although credit default swaps were historically settled physically through delivery of specified securities, they are now generally cash settled in an amount established by an auction process operated by the International Swaps and Derivatives Association. Credit default swaps on a single instrument or issuer are treated as security-based swaps and regulated by the SEC. Referenced instruments may include any type of fixed income security, including sovereign securities, corporate securities and asset-backed securities.

Credit default swaps on credit indices are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one-time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a writedown, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. Credit indices are typically broad-based indices and, as a result, these swaps are treated as swaps subject to CFTC regulation. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Credit default swap agreements on credit indices (“CDXs”) are indices of credit default swaps designed to track segments of the credit default swap market and provide investors with exposure to specific reference baskets of issuers of bonds or loans. The CDX reference baskets are priced daily and rebalanced every six months in conjunction with leading market makers in the credit industry. While investing in CDXs will increase the universe of bonds and loans to which a Fund is exposed, such investments entail risks that are not typically associated with investments in other debt instruments. The liquidity of the market for CDXs will be subject to liquidity in the secured loan and credit derivatives markets. CDXs are regulated as swaps by the CFTC.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging country as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement, valued based on an auction process. Notional amounts of credit default swaps are partially offset by upfront payments received upon entering into the agreement, or net amounts received from the settlement of protection credit default swaps entered into by a Fund for the same referenced entity or entities.

Currency Swaps. The Core Bond Fund, Global Real Estate Fund, International Growth Fund, Mid Cap Value Fund, Small Cap Growth Fund and Small Cap Value Fund may enter into currency swaps. Currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of currency swap contracts may extend for many years. Currency swaps are usually negotiated with commercial and investment banks. Some currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows. These instruments generally are considered to be swaps regulated by the CFTC.

Equity Swaps Agreements. The Core Bond Fund, Global Real Estate Fund, International Growth Fund, International Value Fund, Mid Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund and Systematic Value Fund may enter into equity swap agreements (“equity swaps”) for various purposes, including to hedge exposure to market risk or to gain exposure to a security, basket or narrow-based index (e.g., generally nine or fewer securities). Equity swaps, a type of total return swap, are security-based swaps that are securities, regulated by the SEC that are typically entered into for the purpose of investing in a security, basket or narrow-based index without owning or taking physical custody of securities. Counterparties to the Fund on equity swaps on single name securities, baskets or narrow-based indices are required to be registered as security-based swap dealers.

An equity swap on a broad based index is a swap that is regulated by the CFTC. As is required with respect to dealers in all swaps, counterparties doing business as a dealer must be registered with the CFTC as a swaps dealer or satisfy the de minimis exception from such registration.

Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Fund will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an equity swap defaults, the Fund’s risk of loss consists of the net amount of payment that the Fund is contractually entitled to receive, if any. The Fund currently is required to post variation margin to and collect variation margin from counterparties to equity swaps that are CFTC regulated or entered into with a swap dealer subject to regulation by the Prudential Regulators. In addition, securities-based swaps that are equity swaps and that are entered into with non-bank counterparties are subject to posting and collection of variation margin. Equity swaps are also subject to initial margining requirements.

Index Swaps. The Core Bond Fund, Global Real Estate Fund, International Growth Fund, Mid Cap Value Fund, Small Cap Growth Fund and Small Cap Value Fund may enter into index swaps. Index swaps involve the exchange of value based on changes in an index, such as the Consumer Price Index (“CPI”), that could provide inflation protection or provide a hedge to such inflation-indexed securities.

Inflation Swaps. Inflation swap agreements are contracts, regulated as swaps by the CFTC, in which one party agrees to pay the cumulative percentage increase in a price index, such as the CPI, over the term of the swap (with some lag on the referenced inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used to protect net asset value of the Fund against an unexpected change in the rate of inflation measured by an inflation index. Inflation swap agreements entail the risk that a party will default on its payment obligations to the Fund thereunder. The Fund will enter into inflation swaps on a net basis (i.e., the two payment streams are netted out at maturity with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

The value of inflation swap agreements are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of an inflation swap agreement. Additionally, payments received by the Fund from swap transactions, such as inflation swap agreements and other types of swaps discussed below, will result in taxable income, either as ordinary income or capital gains, rather than tax-exempt income, which will increase the amount of taxable distributions received by shareholders.

Interest Rate Caps, Collars and Floors. Certain Funds may invest in interest rate caps, collars and floors. These transactions are regulated by the CFTC as swaps. Generally, entering into interest rate caps, collars and floors is often done to protect against interest rate fluctuations and hedge against fluctuations in the fixed income market. The purchase of an interest-rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest-rate cap. The purchase of an interest-rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. An interest-rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Since interest rate caps, floors and collars are individually negotiated, each Fund expects to achieve an acceptable degree of correlation between its portfolio investments and its swap, cap, floor and collar positions.

Interest Rate Swap Agreements. The Core Bond Fund, Global Real Estate Fund, International Growth Fund, Mid Cap Value Fund, Small Cap Growth Fund and Small Cap Value Fund may enter into interest rate swap agreements (“interest rate swaps”) for various purposes, including managing exposure to fluctuations in interest rates or for speculation. Interest rate swaps are CFTC regulated swaps and involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Funds will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to an interest rate swap defaults, the Fund’s risk of loss consists of the net discounted amount of interest payments that the Fund is contractually entitled to receive, if any. Certain interest rate swaps are required to be traded on a swap execution facility and centrally cleared.

Mortgage Swaps. A specific type of interest rate swap in which certain Funds may invest is a mortgage swap. Mortgage swaps are regulated by the CFTC as swaps and are similar to interest-rate swaps in that they represent commitments to pay and receive interest. In a mortgage swap, cash flows based on a group of mortgage pools are exchanged for cash flows based on a floating interest rate. The return on a mortgage swap is affected by changes in interest rates, which affect the prepayment rate of the underlying mortgages upon which the mortgage swap is based.

Options on Swaps. Certain Funds may enter into swaptions. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms. swaptions are regulated by the CFTC as swaps.

Total Return Swaps. The Core Bond Fund, Global Real Estate Fund, International Growth Fund, International Socially Responsible Fund, International Value Fund, Mid Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Systematic Growth Fund and Systematic Value Fund may enter into total return swaps. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. Total return swap agreements on commodities are regulated by the CFTC as swaps and involve commitments where cash flows are exchanged based on the price of a commodity and based on a fixed or variable rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Risks of Entering into Swap Agreements. Risks to the Funds of entering into swap agreements include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, the Funds may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform, the possibility that there is no liquid market for these agreements and the possibility that swaps entered into as hedging transactions will not effectively hedge the risk sought to be hedged. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the Subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Fund may suffer a loss.

Regulations enacted by the CFTC under Dodd-Frank require the Fund to clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (a “CCP”). To clear a swap with the CCP, the Fund will submit the swap to, and post collateral with a futures broker that is a clearinghouse member. The Fund may enter into the swap with a swap dealer other than the futures broker (the “Executing Dealer”) and arrange for the swap to be transferred to the futures broker for clearing. It may also enter into the swap with the futures broker itself. The CCP, the futures broker and the Executing Dealer are all subject to regulatory oversight by the CFTC. A default or failure by a CCP or a futures broker, or the failure of a swap to be transferred from an Executing Dealer to the futures broker for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies.

Hybrid Instruments

Applicability: All Funds

Hybrid instruments, including indexed and structured securities, combine the elements of derivatives, including futures contracts or options, with those of debt, preferred equity or a depository instrument (each, a “Hybrid Instrument” and collectively, “Hybrid Instruments”). Each of the Funds may invest in Hybrid Instruments (such as notes, bonds and debentures), up to 10% of its total assets. Generally, a Hybrid Instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles or commodities (collectively, “Underlying Assets”) or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively, “Benchmarks”). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid Instruments may be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the Fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and the Fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark. The risks of a particular Hybrid Instrument will depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the Hybrid Instrument, which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid Instruments may also carry illiquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption (or sale) value of such an investment could be zero. In addition, because the purchase and sale of Hybrid Instruments could take place in an OTC market without the guarantee of a central clearing organization or in a transaction between a Fund and the issuer of the Hybrid Instrument, the creditworthiness of the counterparty or issuer of the Hybrid Instrument would be an additional risk factor the Fund would have to consider and monitor. Hybrid Instruments also may not be subject to regulation by the CFTC (which generally regulates the trading of commodity interests by U.S. persons), the SEC (which regulates the offer and sale of securities by and to U.S. persons), or any other governmental regulatory authority.

The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of a Fund. Accordingly, a Fund that so invests will limit its investments in Hybrid Instruments to 10% of its total assets.

Hybrid instruments include “market access products,” which are often referred to as equity-linked notes. A market access product is a derivative security with synthetic exposure to an underlying local foreign stock. They include, for example, warrants, zero strike options, and total return swaps. Market access products are subject to the same risks as direct investments in securities of foreign issuers. If the underlying stock decreases in value, the market access product will decrease commensurately. In addition, market access products are subject to counterparty risk due to the fact that the security is issued by a broker. If the broker suffers a significant credit event and cannot perform under the terms of the agreement, an access product may lose value regardless of the strength of the underlying stock. Hybrid Instruments also include Participation Notes and Participatory Notes (“P-notes”). P-notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. If the P-note were held to maturity, the issuer would pay to, or receive from, the purchaser the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The holder of a P-note that is linked to a particular underlying security or instrument may be entitled to receive any dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. P-notes involve transaction costs. Investments in P-notes involve the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate. In addition, there can be no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the underlying value of the security, instrument or market that it seeks to replicate. Due to liquidity and transfer restrictions, the secondary markets on which a P-note is traded may be less liquid than the market for other securities, or may be completely illiquid, which may also affect the ability of a Fund to accurately value a P-note. P-notes typically constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, which subjects a Fund that holds them to counterparty risk (and this risk may be amplified if a Fund purchases P-notes from only a small number of issuers).

Hybrid Instruments also include structured investments, which are securities having a return tied to an underlying index or other security or asset. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“Structured Securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The Funds may invest in classes of Structured Securities that are either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts. Certain issuers of structured securities may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds’ investments in these structured securities may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act. Contingent convertible securities (sometimes referred to as “CoCos”) are a type of hybrid security that under certain circumstances either (i) converts into common shares of the issuer or (ii) undergoes a principal write-down. The mandatory conversion/write-down provision might relate, for instance, to maintenance of a capital minimum, whereby falling below the minimum would trigger the automatic conversion. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero; and conversion would deepen the subordination of the investor, hence worsening standing in a bankruptcy. Should an instrument undergo a write-down, investors may lose some or all of their original investment.

Foreign Currency Exchange Transactions and Forward Contracts

Applicability: All Funds

Each Fund may enter into forward contracts. Forward contracts involve bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is entered into.

Forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Institutions that deal in forward currency contracts, however, are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. Funds may use forward contracts to reduce certain risks of their respective investments and/or to attempt to enhance return. Each of the Funds may invest in forward contracts consistent with their respective investment goals and investment strategies. To the extent that a substantial portion of a Fund’s total assets, adjusted to reflect the Fund’s net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

Dodd-Frank, which is described below, includes forward foreign exchange transactions (but not bona fide spot foreign exchange transactions) in the definition of “swap” and therefore contemplates that certain of these contracts may be exchange-traded, cleared by a clearinghouse and regulated by the CFTC. A limited category of forward foreign exchange transactions was excluded from certain of the Dodd-Frank regulations, as permitted thereunder, by the Secretary of the United States Department of the U.S. Treasury (“Treasury”) and therefore that class of forward foreign currency contracts as well as bona fide spot foreign exchange transactions, which are settled through delivery of the foreign currency, will not be subject to full regulation by the CFTC, public reporting or to mandatory margining by counterparties and the Fund under regulations of the CFTC and the Prudential Regulators. As a result, a Fund may not receive certain of the benefits of CFTC regulation or of mandatory bilateral margining for certain of its trading activities, including certain forward contracts although such forward contracts will be subject to the limits set forth in the Derivatives Rule.

Forward contracts are generally used to protect against uncertainty in the level of future exchange rates, although they may be used with the goal of enhancing returns. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase. Moreover, costs involved in entering into forward contracts will reduce the benefit of such contracts.

Forward contracts may also be entered into with respect to specific transactions. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in (or affected by fluctuations in, in the case of American Depositary Receipts (“ADRs”)) a foreign currency, or when a Fund anticipates receipt of dividend payments in a foreign currency, the Fund may desire to “lock-in” the U.S. dollar price of the security or the U.S. dollar equivalent of such payment by entering into a forward contract, for a fixed amount of U.S. dollars per unit of foreign currency. Entry into a forward contract or a spot contract may also be used to facilitate the purchase or sale of the underlying foreign security or to close-out an existing forward contract. A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between: the date on which the security is purchased and the date it is sold; the date on which a purchase is planned and the date it is effected; the date on which a dividend payment is declared and the date on which such payment is made or received; and the date on which a hedging transaction is entered into and the date it is terminated.

Forward contracts are also used to lock in the U.S. dollar value of portfolio positions (“position hedge”). In a position hedge, for example, when a Fund believes that a particular foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the portfolio securities denominated in (or affected by fluctuations in, in the case of ADRs) such foreign currency, or when a Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that foreign currency for a fixed dollar amount in exchange for U.S. dollars. In this situation, a Fund may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Fund believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated (“cross-hedging”). Another example of a cross-hedge may involve a Fund entering into a forward contract to sell a fixed Euro amount and to enter into a forward contract to buy a fixed amount of a different currency. A Fund may also hedge investments denominated in a foreign currency by entering into forward currency contracts with respect to a foreign currency that is expected to correlate to the currency in which the investments are denominated (“proxy hedging”).

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the forward contract is entered into and the date it is sold. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Fund to sustain losses on these contracts and transaction costs.

At or before the maturity of a forward contract requiring a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract, net of related transaction costs.

The cost to a Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved, but transaction costs are charged through a spread. Because such contracts are not traded on an exchange, a Fund must evaluate the credit and performance risk of each particular counterparty under a forward contract as well as the pricing or spread offered.

Although a Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Fund may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Foreign exchange dealers generally do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

When-Issued, Delayed Delivery and Forward Commitment Securities

Applicability: All Funds

Each Fund may purchase securities on a when-issued or delayed-delivery basis or purchase or sell securities on a forward commitment basis beyond the customary settlement time. These transactions involve a commitment by each Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued and delayed-delivery purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges. The Funds will generally purchase securities on a when-issued or delayed-delivery basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or negotiate a commitment after entering into it. The Funds may realize capital gains or losses in connection with these transactions. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date.

Rule 18f-4 under the 1940 Act permits a Fund to enter into when-issued or forward-settling securities and non-standard settlement cycles securities notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided such transactions meet certain Rule 18f-4 requirements. See “Derivatives” above and “Investment Restrictions” below.

MORTGAGE-RELATED & REAL ESTATE SECURITIES

Mortgage-Related Securities

Applicability: All Funds

All Funds, except the Mid Cap Strategic Growth Fund, may invest in mortgage-related securities to the extent such investments are consistent with the Fund’s investment objective(s) and strategies. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations.

Mortgage-Backed Securities

Applicability: All Funds (other than Mid Cap Strategic Growth Fund)

Mortgage-backed securities include, but are not limited to, securities issued by the Government National Mortgage Association (“Ginnie Mae” or “GNMA”), the Federal National Mortgage Association (“Fannie Mae” or “FNMA”), and Freddie Mac Federal Home Loan Mortgage Corporation (“Freddie Mac,” or “FHLMC”). These securities represent ownership in a pool of mortgage loans. They differ from conventional bonds in that principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, a Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor.

Like other fixed income securities, when interest rates rise, the value of mortgage-backed securities with prepayment features will generally decline. In addition, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The weighted average life of such securities is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

Ginnie Mae is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. Fannie Mae and Freddie Mac are each a government-sponsored enterprise. Both issue mortgage-related securities that contain guarantees as to timely payment of interest and principal but that are not backed by the full faith and credit of the U.S. government.

Mortgage Pass-Through Securities

Interests in pools of mortgage-related securities differ from other forms of fixed income securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments.

In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase.

The principal governmental guarantors of mortgage-related securities are GNMA, FNMA and FHLMC. GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”).

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and FHLMC. FNMA is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates (“PCs”) which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets VC I’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Certain Funds may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, a Subadviser determines that the securities meet VC I’s quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to the Funds’ industry concentration restrictions, set forth above under “Investment Restrictions,” by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular “industry” or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

Collateralized Mortgage Obligations (“CMOs”)

Each Fund, except the Mid Cap Strategic Growth Fund, may invest in CMOs. A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

CMOs are structured in multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

Commercial Mortgage-Backed Securities

Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Additional Information about Freddie Mac and Fannie Mae

The volatility and disruption that impacted the capital and credit markets during late 2008 and into 2009 led to increased market concerns about Freddie Mac’s and Fannie Mae’s ability to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the federal government. On September 7, 2008, both Freddie Mac and Fannie Mae were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”). Under the plan of conservatorship, the FHFA assumed control of, and generally has the power to direct, the operations of Freddie Mac and Fannie Mae, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers.

In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement (“SPA”) with each of Fannie Mae and Freddie Mac pursuant to which the U.S. Treasury agreed to purchase 1,000 shares of senior preferred stock with an initial liquidation preference of $1 billion and obtained warrants and options for the purchase of common stock of each of Fannie Mae and Freddie Mac. Under the SPAs as currently amended, the U.S. Treasury has pledged to provide financial support to a GSE in any quarter in which the GSE has a net worth deficit as defined in the respective SPA. The SPAs contain various covenants that severely limit each enterprise’s operations.

The conditions attached to entering into the SPAs place significant restrictions on the activities of Freddie Mac and Fannie Mae. Freddie Mac and Fannie Mae must obtain the consent of the U.S. Treasury to, among other things, (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock, (ii) issue capital stock of any kind, (iii) terminate the conservatorship of the FHFA except in connection with a receivership, or (iv) increase its debt beyond certain specified levels. In addition, significant restrictions are placed on the maximum size of each of Freddie Mac’s and Fannie Mae’s respective portfolios of mortgages and mortgage-backed securities, and the purchase agreements entered into by Freddie Mac and Fannie Mae provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year.

Recent developments indicate that the FHFA and the U.S. Treasury are actively working on plans to end the conservatorship. In 2025, the FHFA released a scorecard emphasizing the need for Fannie Mae and Freddie Mac to operate in a safe and sound manner while promoting equitable access to affordable housing. The U.S. Treasury and FHFA have outlined guidelines for a potential release from conservatorship, which include public consultations and maintaining certain operational restrictions during the transition period. Discussions about the privatization of Fannie Mae and Freddie Mac have gained momentum, with proposals for IPOs being considered. These developments could significantly impact their capital structures, creditworthiness, and the broader mortgage market. The timeline for their full privatization remains uncertain.

The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator, the restrictions placed on Freddie Mac’s and Fannie Mae’s operations and activities as a result of the senior preferred stock investment made by the U.S. Treasury, market responses to developments at Freddie Mac and Fannie Mae, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed security guaranteed by Freddie Mac and Fannie Mae, including any such mortgage-backed security held by a Fund.

Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The SPAs are intended to enhance each of Fannie Mae’s and Freddie Mac’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed. The FHFA recently announced plans to consider taking Fannie Mae and Freddie Mac out of conservatorship. Should Fannie Mae and Freddie Mac be taken out of conservatorship, it is unclear whether the U.S. Treasury would continue to enforce its rights or perform its obligations under the SPAs. It is also unclear how the capital structure of Fannie Mae and Freddie Mac would be constructed post-conservatorship, and what effects, if any, the privatization of Fannie Mae and Freddie Mac will have on their creditworthiness and guarantees of certain mortgage-backed securities. Accordingly, should the FHFA take Fannie Mae and Freddie Mac out of conservatorship, there could be an adverse impact on the value of their securities, which could cause a Fund’s investments to lose value.

Other Mortgage-Related Securities

Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals, mortgage dollar rolls or stripped mortgage-backed securities. Other mortgage-related securities may be equity or fixed income securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO residuals

CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. See “Mortgage-Related Securities – Other Mortgage-Related Securities—Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption there from, may not have been registered under the Securities Act of 1933, as amended (the “Securities Act”). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a Fund’s limitations on investments in illiquid investments.

Mortgage Dollar Rolls

The Core Bond Fund, International Value Fund, Mid Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Systematic Growth Fund and Systematic Value Fund may invest in mortgage dollar rolls. In a “dollar roll” transaction, a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A “dollar roll” can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. The dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to a Fund generally must: (i) be collateralized by the same types of underlying mortgages; (ii) be issued by the same agency and be part of the same program; (iii) have a similar original stated maturity; (iv) have identical net coupon rates; (v) have similar market yields (and therefore price); and (vi) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received must be within 1.0% of the initial amount delivered.

Stripped Mortgage-Backed Securities (“SMBSs”)

All Funds, except the Mid Cap Strategic Growth Fund, may invest in SMBSs to the extent such investments are consistent with a Fund’s investment objective(s) and strategies.

SMBSs are derivative multi-class mortgage securities. SMBSs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBSs are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBSs will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

While IOs and POs are generally regarded as being illiquid, such securities may be deemed to be liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Fund’s net asset value per share. Only government IOs and POs backed by fixed-rate mortgages and determined to be liquid under established guidelines and standards may be considered liquid securities not subject to a Fund’s limitation on investments in illiquid investments.

Credit Risk Transfer Securities

Credit risk transfer securities are investments with returns based on the performance of a specified pool of mortgage loans and can be in the form of fixed- or floating-rate notes issued by or structured products (e.g., credit linked notes) sponsored by the Federal Home Loan Mortgage Corporation (“Freddie Mac,” or “FHLMC”), the Federal National Mortgage Association (“Fannie Mae” or “FNMA”) or other mortgage market participants. Typically, such securities are issued at par and have stated

final maturities. The securities are structured so that their interest and principal payments depend on the principal payments and default performance of a specific reference pool of residential mortgage loans acquired by the sponsoring entity (“Reference Obligations”). The sponsor selects the pool of Reference Obligations based on certain eligibility criteria, which will directly affect the performance of the securities. Such securities are issued in tranches to which are allocated certain principal repayments and credit losses corresponding to the seniority of the particular tranche. Each tranche of securities will have credit exposure to the Reference Obligations and the yield to maturity will be directly related to the amount and timing of certain defined credit events on the Reference Obligations, any prepayments by borrowers and any removals of a Reference Obligation from the pool.

The risks associated with an investment in credit risk transfer securities will be different than the risks associated with an investment in mortgage-backed securities issued by Fannie Mae and Freddie Mac, or other government-sponsored enterprises. Credit risk transfer securities are not secured by the Reference Obligation or the mortgaged properties. The securities may be considered high risk and complex securities.

Real Estate Securities and Real Estate Investment Trusts (“REITs”)

Applicability: All Funds (other than Core Bond Fund)

Each Fund may invest in real estate securities. Real estate securities are equity securities consisting of (i) common stocks, (ii) rights or warrants to purchase common stocks, (iii) securities convertible into common stocks and (iv) preferred stocks issued by real estate companies. A real estate company is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or that has at least 50% of its assets invested in real estate. Each Fund may also invest in REITs. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs which combine the characteristics of equity and mortgage REITs (hybrid REITs). Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be listed and traded on national securities exchanges or can be traded privately between individual owners. A Fund may invest in both publicly and privately traded REITs. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”). A Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Fund.

Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risks.

A direct REIT shareholder may claim a 20% “qualified business income” deduction for ordinary REIT dividends, and a regulated investment company paying dividends attributable to such income (reduced by allocable expenses) may pass through this special treatment to its shareholders, provided that holding period and other requirements are met by a Fund and the shareholders.

The Global Real Estate Fund will invest the majority of its assets in equity REITs, but may invest up to 10% of its total assets in any combination of mortgage REITs and hybrid REITs. The Systematic Value Fund may invest up to 15% of its net assets in real estate securities and REITs.

ASSET-BACKED & STRUCTURED SECURITIES

Asset-Backed Securities

Applicability: All Funds (other than International Growth Fund, International Value Fund and Systematic Value Fund)

Each Fund may invest in asset-backed securities (unrelated to first mortgage loans) that represent fractional interests in pools of retail installment loans, both secured (such as certificates for automobile receivables) and unsecured, and leases, or revolving credit receivables both secured and unsecured (such as credit card receivable securities). These assets are generally held by a trust and payments of principal and interest, or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying loans, leases, or receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying loans, leases or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objective(s) and policies, a Fund may invest in other asset-backed securities that may be developed in the future.

Each of the Funds listed above may invest in certain asset-backed securities known as structured investment vehicles (“SIVs”). SIVs are legal entities that are sponsored by banks, broker-dealers or other financial firms specifically created for the purpose of issuing particular securities or instruments. A SIV purchases mostly highly rated medium- and long-term, fixed income assets and issues shorter-term, highly rated commercial paper and medium-term notes at lower rates to investors. SIVs typically purchase finance company debt which is focused in large banks and may also include exposure to investment banks, insurance, and other finance companies. SIVs also invest in credit card, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, and asset-backed securities. SIVs are often leveraged and securities issued by SIVs may have differing credit ratings. Investments in SIVs present issuer risks, although they may be subject to a guarantee or other financial support by the sponsoring entity. Investments in SIVs may be more volatile, less liquid and more difficult to price accurately than other types of investments. Because SIVs depend on short-term funding through the issuance of new debt, if there is a slowdown in issuing new debt or if a demand for the new debt declines significantly, the SIVs may have to liquidate assets at a loss. Also, to the extent that SIVs’ assets represent investments in finance companies, a Fund may have significant exposure to the financial services market and disruptions in that market could result in lower valuations of the Fund’s holdings of SIV securities.

Collateralized Bond Obligations, Collateralized Loan Obligations and Other Collateralized Debt Obligations

Applicability: Systematic Growth Fund

Certain Funds may invest in each of collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust that is often backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities such as high-yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. CBOs, CLOs and other CDOs may charge management fees and administrative expenses.

For CBOs, CLOs and other CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, and market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.

The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the instrument in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CBOs, CLOs and other CDOs may lack liquidity. However, an active dealer market may exist for CBOs, CLOs and other CDOs, allowing them to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Funds’ Prospectus (e.g., interest rate risk and default risk), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the risk that Funds may invest in CBOs, CLOs or other CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Loan Participations and Assignments

Applicability: All Funds (other than International Growth Fund, International Value Fund and Systematic Value Fund)

Each Fund, may invest in loan participations and assignments. Loan participations include investments in fixed and floating rate loans (“Loans”) arranged through private negotiations between an issuer of sovereign or corporate debt obligations and one or more financial institutions (“Lenders”). Investments in Loans are expected in most instances to be in the form of participations in Loans (“Participations”) and assignments of all or a portion of Loans (“Assignments”) from third parties. In the case of Participations, a Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of the insolvency of the Lender selling the Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. A Fund will acquire Participations only if the Lender interposed between the Fund and the borrower is determined by the Subadviser to be creditworthy. When a Fund purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, the Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Fund’s ability to dispose of particular Assignments or Participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for a Fund to assign a value to these securities for purposes of valuing the Fund and calculating its net asset value.

The highly leveraged nature of many such Loans may make such Loans especially vulnerable to adverse changes in economic or market conditions. Assignments, Participations and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and there may be no liquid market for such securities as described above. Participations and Assignments may be considered liquid, as determined by a Fund’s Subadviser.

In certain circumstances, Loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower or an arranger, Lenders and purchasers of interests in Loans, such as the Fund, will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks, and there may be less publicly available information about Loans than about securities. Instead, in such cases, Lenders generally rely on the contractual provisions in the Loan agreement itself and common-law fraud protections under applicable state law.

FOREIGN & INTERNATIONAL INVESTMENTS

Foreign Securities

Applicability: All Funds (other than Core Bond Fund)

Each Fund may invest in foreign securities. Foreign securities are securities of issuers that are economically tied to a non-U.S. country. Except as otherwise described in a Fund’s principal investment strategies or as determined by a Fund’s subadviser, a Fund will consider an issuer to be economically tied to a non-U.S. country by looking at a number of factors, including the domicile of the issuer’s senior management, the primary stock exchange on which the issuer’s security trades, the country from which the issuer produced the largest portion of its revenue, and its reporting currency. A foreign security includes corporate debt securities of foreign issuers (including preferred or preference stock), certain foreign bank obligations and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development, the Asian Development Bank and the Inter-American Development Bank. In addition, each Fund may invest in non-U.S. dollar-denominated foreign securities, in accordance with its specific investment objective(s), investment programs, policies, and restrictions. Investing in foreign securities may involve advantages and disadvantages not present in domestic investments. There may be less publicly available information about securities not registered domestically, or their issuers, than is available about domestic issuers or their domestically registered securities. Stock markets outside the U.S. may not be as developed as domestic markets, and there may also be less government supervision of foreign exchanges and brokers. Foreign securities may be less liquid or more volatile than U.S. securities. Trade settlements may be slower and could possibly be subject to failure. In addition, brokerage commissions and custodial costs with respect to foreign securities may be higher than those for domestic investments. Accounting, auditing, financial reporting and disclosure standards for foreign issuers may be different than those applicable to domestic issuers. Non-U.S. dollar-denominated foreign securities may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations (including currency blockage) and a Fund may incur costs in connection with conversions between various currencies. Foreign securities may also involve risks due to changes in the political or economic conditions of such foreign countries, the possibility of expropriation of assets or nationalization, and possible difficulty in obtaining and enforcing judgments against foreign entities.

See “Recent Market Events” below for more information with respect to the risks associated with foreign securities.

Emerging Markets

Applicability: All Funds (other than Core Bond Fund, Systematic Growth Fund and Systematic Value Fund)

Each Fund, in accordance with its investment objective(s), policies and investment programs, may make investments in companies located in emerging market countries. Investments in companies domiciled in emerging market countries may be subject to additional risks. Specifically, volatile social, political and economic conditions may expose investments in emerging or developing markets to economic structures that are generally less diverse and mature. Emerging market countries may have less stable political systems than those of more developed countries. As a result, it is possible that recent favorable economic developments in certain emerging market countries may be suddenly slowed or reversed by unanticipated political or social events in such countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Another risk is that the small current size of the markets for such securities and the currently low or nonexistent volume of trading can result in a lack of liquidity and in greater price volatility. In addition, there may be an absence of a capital market structure or market-oriented economy in certain emerging market countries. If a Fund’s securities will generally be denominated in foreign currencies, the value of such securities to the Fund will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund’s securities. In addition, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain emerging market currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

A further risk is that the existence of national policies may restrict a Fund’s investment opportunities and may include restrictions on investment in issuers or industries deemed sensitive to national interests. Also, some emerging market countries may not have developed structures governing private or foreign investment and may not allow for judicial redress for injury to private property.

Chinese Securities

Applicability: Global Real Estate Fund and International Value Fund only

A Fund may invest in securities of companies domiciled in the People’s Republic of China (“China” or the “PRC”). Investing in these securities involves special risks, including, but not limited to, an authoritarian government, less developed or less efficient trading markets, nationalization of assets, currency fluctuations or blockage, and restrictions on the repatriation of invested capital. In addition, there is no guarantee that the current rapid growth rate of the Chinese economy will continue, and the trend toward economic liberalization and disparities in wealth may result in social disorder. China is considered to be an emerging market and therefore carries high levels of risk associated with emerging markets. China has experienced security concerns, such as terrorism and strained international relations, as well as major health crises. These health crises include, but are not limited to, the rapid and pandemic spread of novel viruses commonly known as SARS, MERS, and Coronavirus. Such health crises could exacerbate political, social and economic risks previously mentioned.

In addition, trade tensions between the United States and China have raised concerns about economic stability, with both countries implementing increased tariffs on each other’s imports. This situation has created uncertainty regarding the success of trade negotiations and the potential for a prolonged trade war, which could negatively impact global economic conditions. China’s growing trade surplus with the United States has heightened the risk of trade disputes, potentially leading to significant reductions in international trade and adverse effects on China’s export industry. The imposition of tariffs and trade restrictions could also negatively impact the economies and financial markets of Hong Kong and Taiwan. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

Stock Connect. A Fund may invest in eligible exchange-traded funds and local equity Chinese securities (“Stock Connect Securities ”) of certain Chinese-domiciled companies (together, “Stock Connect Securities”) listed and traded on the Shanghai Stock Exchange (“SSE”) through the Shanghai-Hong Kong Stock Connect program and on the Shenzhen Stock Exchange (“SZSE”) through the Shenzhen-Hong Kong Stock Connect program (each, a “Stock Connect” and collectively, “Stock Connects”) or on such other stock exchanges in China which participate in Stock Connect from time to time. Each Stock Connect is a securities trading and clearing links program developed by Hong Kong Exchanges and Clearing Limited (“HKEX”), the SSE or SZSE, as applicable, and the China Securities Depository and Clearing Corporation Limited (“CDCC”) that, among other things, permits foreign investment in the PRC via brokers in Hong Kong.

The Shanghai-Hong Kong Stock Connect program launched in November 2014 and the Shenzhen-Hong Kong Stock Connect program launched in December 2016, and there is no certainty as to how the regulations governing them will be applied or interpreted. Significant risks exist with respect to investing in Stock Connect Securities through a Stock Connect. Stock Connect Securities may only be bought from, or sold to, a Fund when both the PRC and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Accordingly, if one or both markets are closed on a U.S. trading day, a Fund may not be able to dispose of its shares in a timely manner and this could adversely affect the Fund’s performance. The Stock Connect Securities market has a higher propensity for trading suspensions than many other global equity markets. Trading suspensions in certain stocks could lead to greater market execution risk and costs for a Fund. In addition, same day trading is not permitted on the Stock Connect Securities market, which may inhibit a Fund’s ability to enter into or exit trades on a timely basis. PRC regulations require the pre-delivery of cash or securities to a broker before the market opens on the day of selling. If the cash or securities are not in the broker’s possession before the market opens on that day, the sell order will be rejected, which may limit a Fund’s ability to dispose of its Stock Connect Securities purchased through a Stock Connect in a timely manner.

Although no individual investment quotas or licensing requirements apply to investors in Stock Connects, trading through Stock Connects is subject to daily investment quota limitations, which may change. Once these quota limitations are reached, buy orders for Stock Connect Securities through a Stock Connect will be rejected, which could adversely affect a Fund’s ability to pursue its investment strategy. Stock Connect Securities purchased through a Stock Connect may only be sold through a Stock Connect and are not otherwise transferrable. Although Stock Connect Securities must be designated as eligible to be traded on a Stock Connect, such shares may lose their eligibility at any time, in which case they may be sold but cannot be purchased through a Stock Connect. Moreover, since all trades of eligible Stock Connect Securities through a Stock Connect must be settled in Renminbi (“RMB”), a Fund must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed. Notably, different fees, costs and taxes are imposed on foreign investors acquiring Stock Connect Securities obtained through a Stock Connect, and these fees, costs and taxes may be higher than comparable fees, costs and taxes imposed on owners of other securities providing similar investment exposure. There is also no assurance that RMB will not be subject to devaluation.

Any devaluation of RMB could adversely affect a Fund’s investments. If a Fund holds a class of shares denominated in a local currency other than RMB, the Fund will be exposed to currency exchange risk if the Fund converts the local currency into RMB for investments in Stock Connect Securities. A Fund may also incur conversion costs.

A Fund’s Stock Connect Securities are held in an omnibus account and registered in nominee name, with Hong Kong Securities Clearing Company Limited (“HKSCC”) (a clearing house operated by HKEX) serving as nominee for the Fund. The exact nature and rights of a Fund as the beneficial owner of shares through HKSCC as nominee is not well defined under PRC law, and the exact nature and enforcement methods of those rights under PRC law are also unclear. As a result, the title to these shares, or the rights associated with them (i.e., participation in corporate actions, shareholder meetings, etc.) cannot be assured.

Variable Interest Entities. Chinese operating companies sometimes rely on variable interest entity (“VIE”) structures to raise capital from non-Chinese investors, even though such arrangements are not formally recognized under Chinese law, because of Chinese government limitations or prohibitions on direct foreign ownership in certain industries, such as restrictions on foreign ownership of telecommunications companies and prohibitions on ownership of educational institutions. In a VIE structure, a series of contractual arrangements are entered into between a holding company domiciled outside of China and a Chinese operating company or companies, which are intended to mimic direct ownership in the operating company, but in many cases these arrangements have not been tested in court and it is not clear that the contracts are enforceable or that the structures will otherwise work as intended. The offshore holding company, which is not a Chinese operating company but is a holding company formed outside of China and the U.S., then issues exchange-traded shares sold to the public, including non-Chinese investors (such as a Fund). Shares of the offshore entity purchased by a Fund would not be equity ownership interests in the Chinese operating company.

Through these structures, the China-based issuer can consolidate the Chinese operating company in its financial statements, although whether the China-based issuer maintains legal control of the Chinese operating company is a matter of Chinese law. Under this structure, the Chinese operating company, in which the China-based issuer cannot hold an equity interest, typically holds licenses and other assets that the China-based issuer cannot hold directly.

The China Securities Regulatory Commission (“CSRC”) released the “Trial Administrative Measures of Overseas Securities Offering and Listing by Domestic Companies” (the “Trial Measures”). The Trial Measures require Chinese companies that pursue listings outside of mainland China, including those that do so using the VIE structure, to make a filing with the CSRC. The Trial Measures suggest that companies already listed using an existing VIE structure will be grandfathered. While the Trial Measures do not prohibit the use of VIE structures, this does not serve as a formal endorsement either.

The offshore entity’s control over the Chinese operating company is predicated entirely on contracts with the Chinese operating company, not equity ownership. As a result, the VIE structure may not be as effective as direct ownership in controlling entities organized in China, which often hold the licenses necessary to conduct the company’s business in China. Additionally, evolving laws and regulations and inconsistent enforcement, application or interpretation thereof could lead to the VIE’s failure to obtain or maintain licenses and permits to do business in China. There is a risk that the offshore company or the VIE (i) may be unable to receive or maintain any required governmental permissions or approvals or (ii) inadvertently conclude that such permissions or approvals are not required and that applicable laws, regulations, or interpretations change and these entities are required to obtain such permissions or approvals in the future. The VIE structures used by Chinese operating companies pose risks to investors that are not present in other organizational structures. For example, exerting control through contractual arrangements may be less effective than direct equity ownership, and a company may incur substantial costs to enforce the terms of the arrangements, including those relating to the distribution of funds among the entities, because of, among other things, legal uncertainties and jurisdictional limits. Control over, and funds due from, the VIE may be jeopardized if the natural person or persons that hold the equity interest in the VIE breach the terms of the agreement. As a result, the U.S. listed offshore entity could have limited control and lose any control over the VIE.

A Fund’s interest would be subject to legal, operational and other risks associated with a Chinese operating company’s use of the VIE structure. Although the CSRC currently does not object to the use of VIE structures, at any time, the Chinese government could determine that the contractual arrangements constituting part of the VIE structure do not comply with applicable law or regulations, these laws or regulations could change or be interpreted differently in the future, and the Chinese government may otherwise intervene in or exert influence over VIE structures or the related Chinese operating companies.

Further, the Chinese government could determine that the agreements establishing the VIE structure do not comply with Chinese law and regulations, including those related to restrictions on foreign ownership, which could subject a China-based issuer to penalties, revocation of business and operating licenses, or forfeiture of ownership interests. A China-based issuer’s control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the agreements, is subject to legal proceedings, or if any physical instruments, such as chops and seals, are used without the China-based issuer’s authorization to enter into contractual arrangements in China. Additionally, Chinese tax authorities may disregard the VIE structure, resulting in increased tax liabilities.

If any of these or similar risks or developments materialize, a Fund’s investment in the offshore entity may suddenly and significantly decline in value or become worthless because of, among other things, difficulty enforcing (or mobility to enforce) the contractual arrangements or materially adverse effects on the Chinese operating company’s performance. A Fund could experience significant losses with no recourse available in these circumstances.

Depositary Receipts

Applicability: All Funds

Each Fund may invest in depositary receipts. Depositary receipts include ADRs, European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other similar securities convertible into securities of foreign issuers. ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank and traded on a United States exchange or in an OTC market. GDRs, EDRs and other types of depositary receipts are typically issued by foreign depositaries, although they may also be issued by U.S. depositaries, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Depositary receipts may not necessarily be denominated in the same currency as the securities into which they may be converted.

Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers. This limits the Funds’ exposure to foreign exchange risk.

Depositary receipts may be sponsored or unsponsored. A sponsored depositary receipt is issued by a depositary that has an exclusive relationship with the issuer of the underlying security. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States. Holders of unsponsored depositary receipts generally bear all the costs associated with establishing the unsponsored depositary receipt. The depositary of unsponsored depositary receipts is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the holders of the unsponsored depositary receipt voting rights with respect to the deposited securities or pool of securities. For purposes of a Fund’s investment policies, its investments in depositary receipts will be deemed to be investments in the underlying securities.

Passive Foreign Investment Companies

Applicability: All Funds

Each Fund may invest in passive foreign investment companies (“PFICs”). PFICs are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Funds must pay if these investments are profitable, the Funds may make various elections permitted by the tax laws. These elections could require that the Funds recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

BORROWING, LENDING & FINANCING TRANSACTIONS

Borrowing

Applicability: All Funds

All of the Funds are authorized to borrow money to the extent permitted by applicable law. The 1940 Act permits each Fund to borrow up to 33 1/3% of its total assets from banks for any purpose. In addition, each Fund may borrow up to 5% of its total assets for temporary purposes. In seeking to enhance performance, a Fund may borrow for investment purposes and may pledge assets to secure such borrowings. From time to time, a Fund may agree to restrict the extent to which it may borrow money, as a condition to having a line of credit or other type of lending facility.

To the extent a Fund borrows for investment purposes, borrowing creates leverage which is a speculative characteristic. This practice may help increase the net asset value of the assets allocated to these Funds in an amount greater than would otherwise be the case when the market values of the securities purchased through borrowing increase. In the event the return on an investment of borrowed monies does not fully recover the costs of such borrowing, the value of the Fund’s assets would be reduced by a greater amount than would otherwise be the case. The effect of leverage will therefore tend to magnify the gains or losses to the Fund as a result of investing the borrowed monies. During periods of substantial borrowings, the value of the Fund’s assets would be reduced due to the added expense of interest on borrowed monies. Each of the Funds is authorized to borrow, and to pledge assets to secure such borrowings, up to the maximum extent permissible under the 1940 Act (i.e., presently 50% of net assets). The time and extent to which the Funds may employ leverage will be determined by the respective Subadviser in light of changing facts and circumstances, including general economic and market conditions, and will be subject to applicable lending regulations of the Board of Governors of the Federal Reserve Board.

Any such borrowing will be made pursuant to the requirements of the 1940 Act and, unless the loan is for temporary purposes in an amount not exceeding 5% of the value of total assets, will be made only to the extent that the value of each Fund’s assets less its liabilities, other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing. If the value of a Fund’s assets, so computed, should fail to meet the 300% asset coverage requirement, the Fund is required, within three business days, to reduce its bank debt to the extent necessary to meet such requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale. Interest on money borrowed is an expense the Fund would not otherwise incur, so that it may have little or no net investment income during periods of substantial borrowings. Since substantially all of a Fund’s assets fluctuate in value, but borrowing obligations are fixed when the Fund has outstanding borrowings, the net asset value of a Fund correspondingly will tend to increase and decrease more when the Fund’s assets increase or decrease in value than would otherwise be the case. Each Fund’s policy regarding borrowing is a fundamental policy, described in the section “Fundamental Investment Restrictions” above, which may not be changed without approval of the shareholders of the Fund.

Interfund Borrowing and Lending Program

Applicability: All Funds

VC I has received exemptive relief from the SEC which permits a Fund to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of participating Funds, including the requirement that no Fund may borrow from the program unless it receives a more favorable interest rate than would be available to any of the participating Funds from a typical bank for a comparable transaction. In addition, a Fund may participate in the program only if and to the extent that such participation is consistent with the Fund’s investment objective and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight but could have a maximum duration of seven days. Loans may be called on one business day’s notice. A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Board of the participating Funds. To the extent a Fund is actually engaged in borrowing through the interfund lending program, the Fund will comply with its investment policy or restriction on borrowing.

Lending Portfolio Securities

Applicability: All Funds

Each Fund (a “Lending Fund”) may make secured loans of its portfolio securities in amounts up to 30% of its total assets in accordance with its investment practices and policies. The lending of portfolio securities may increase the average annual return to shareholders. Lending of portfolio securities also involves certain risks to the Lending Funds.

Collateral Requirements. Securities loans are made to broker-dealers and other financial institutions approved by the Custodian and pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the loaned securities marked to market value on a daily basis. These loans of portfolio securities will be made only when the Custodian considers the borrowing broker-dealers or financial institutions to be creditworthy and of good standing and the interest and/or fees earned from such loans to justify the attendant risks. These loans of portfolio securities will be made only when the Custodian considers the borrowing broker-dealers or financial institutions to be creditworthy and of good standing and the interest earned from such loans to justify the attendant risks. The collateral received will consist of cash, U.S. Government securities, letters of credit or such other collateral as permitted by interpretations or rules of the SEC and agreed upon by the Lending Fund and the Custodian. The initial collateral received shall have a value of 102% or 105% of the market value of the loaned securities for domestic securities and non-domestic securities, respectively. There will be a daily procedure to ensure that the pledged collateral is equal in value to at least 100% of the value of the securities loaned. Under such procedure, the value of the collateral pledged by the borrower as of any particular business day will be determined on the next succeeding business day. If such value is less than 100% of the value of the securities loaned, the borrower will be required to pledge additional collateral. A Lending Fund may suffer losses if the value of the securities in which cash collateral is invested declines.

Rights with Respect to Loaned Securities. While the securities are on loan, the Lending Funds will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the cash collateral or a fee from the borrower.

Any loan of portfolio securities by any Lending Fund will be callable at any time by the Lending Fund upon notice of five business days and returned to the Lending Fund within a period of time specified in the respective securities loan agreement and in no event later than the end of the customary settlement period for such loaned securities. When voting or consent rights which accompany loaned securities pass to the borrower, the Lending Fund may call the loan, in whole or in part as appropriate, to permit the exercise of such rights if the matters involved would have a material effect on that Lending Fund’s investment in the securities being loaned. Although the Lending Funds’ programs allow for the recall of securities for any reason, VALIC may determine not to vote securities on loan and it may not always be possible for securities on loan to be recalled in time to be voted.

Termination of Loans. If the borrower fails to maintain the requisite amount of collateral, the loan will automatically terminate and the Lending Fund will be permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in receiving additional collateral or in the recovery of the securities or, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially.

On termination of the loan, the borrower will be required to return the securities to the Lending Fund. Any gain or loss in the market price during the loan would inure to the Lending Fund. The Lending Fund may pay reasonable finders, administrative and custodial fees in connection with a loan of its securities. There can be no assurance that the risks described above will not adversely affect the Lending Fund.

Securities Lending Agreement. VC I, on behalf of each Lending Fund, has entered into a Securities Lending Authorization Agreement (the “Securities Lending Agreement”) with State Street Bank and Trust Company (“State Street”) (the “securities lending agent”) pursuant to which the securities lending agent implements and administers the Lending Funds’ securities lending program. Under the Securities Lending Agreement, the securities lending agent provides the following services, among others: (i) selects borrowers from its list of approved borrowers and executes a securities loan agreement as agent on behalf of each Lending Fund with each such borrower; (ii) negotiates the terms of securities loan agreements and certain individual securities loans, including fees; (iii) directs the delivery of loaned securities; (iv) monitors and credits to a Lending Fund distributions on loaned securities (e.g., interest and dividends); (v) receives and holds, on behalf of a Lending Fund, collateral from borrowers, monitors the daily value of loaned securities and directs the payment of additional collateral or the return of excess collateral, as required; (vi) invests cash collateral in connection with any loaned securities; (vii) establishes and maintains records with respect to securities lending activities; and (viii) terminates securities loans and arranges for the return of loaned securities to a Lending Fund at loan termination.

The following table shows the dollar amounts of income and fees/compensation related to the securities lending activities of each Lending Fund for the year ended May 31, 2026:

Gross income from securities lending activities	Fees and/or compensation for securities lending activities and related services						Aggregate fees/ compensation for securities lending activities	Net income from securities lending activities
	Fees paid to Securities lending agent from a revenue split	Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	Administrative fees not included in revenue split	Indemnification fees not included in revenue split	Rebate (paid to borrower)	Other fees not included in revenue split
Core Bond Fund	[•]	[•]	[•]	[•]	[•]	[•]	[•]	[•]	[•]
Dividend Value Fund	[•]	[•]	[•]	[•]	[•]	[•]	[•]	[•]	[•]
Global Real Estate Fund	[•]	[•]	[•]	[•]	[•]	[•]	[•]	[•]	[•]
Growth Fund	[•]	[•]	[•]	[•]	[•]	[•]	[•]	[•]	[•]
International Growth Fund	[•]	[•]	[•]	[•]	[•]	[•]	[•]	[•]	[•]
International Socially Responsible Fund	[•]	[•]	[•]	[•]	[•]	[•]	[•]	[•]	[•]
International Value Fund	[•]	[•]	[•]	[•]	[•]	[•]	[•]	[•]	[•]
Mid Cap Strategic Growth Fund	[•]	[•]	[•]	[•]	[•]	[•]	[•]	[•]	[•]
Mid Cap Value Fund	[•]	[•]	[•]	[•]	[•]	[•]	[•]	[•]	[•]
Small Cap Growth Fund	[•]	[•]	[•]	[•]	[•]	[•]	[•]	[•]	[•]
Small Cap Value Fund	[•]	[•]	[•]	[•]	[•]	[•]	[•]	[•]	[•]
Systematic Growth Fund	[•]	[•]	[•]	[•]	[•]	[•]	[•]	[•]	[•]
Systematic Value Fund	[•]	[•]	[•]	[•]	[•]	[•]	[•]	[•]	[•]

Risks of Lending Portfolio Securities. Securities lending involves exposure to other risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

A Fund could also lose money if it does not recover the securities and/or the value of the collateral or the value of investments made with cash collateral falls. To the extent that the value of a Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security.

There is also a risk that when lending portfolio securities, the securities may not be available to a Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in a Fund.

Repurchase Agreements

Applicability: All Funds

Repurchase agreements typically obligate a seller, at the time it sells securities to a Fund, to repurchase the securities at a specific future time and price. The price for which the Fund resells the securities is calculated to exceed the price the Fund initially paid for the same securities, thereby determining the yield during the Fund’s holding period. This results in a fixed market rate of interest, agreed upon by that Fund and the seller, which is accrued as ordinary income. Most repurchase agreements mature within seven days although some may have a longer duration. The underlying securities constitute collateral for these repurchase agreements, which are considered loans under the 1940 Act.

Each Fund may hold commercial paper, certificates of deposit, and government obligations (including government guaranteed obligations) subject to repurchase agreements with certain well established domestic banks and certain broker-dealers, including primary government securities dealers, approved as creditworthy by the Subadvisers pursuant to guidelines and procedures established by VC I’s Board. Unless the Fund participates in a joint repurchase transaction, the underlying security must be a high-quality domestic money market security (unless the Fund’s investment objective(s), policies and investment program permit the use of foreign money market securities), and the seller must be a well-established securities dealer or bank that is a member of the Federal Reserve System. To the extent a Fund participates in a joint repurchase transaction, the collateral will consist solely of U.S. Government obligations. Repurchase agreements are generally for short periods, usually less than a week.

The Funds may not sell the underlying securities subject to a repurchase agreement (except to the seller upon maturity of the agreement). During the term of the repurchase agreement, the Funds (i) retain the securities subject to the repurchase agreement as collateral securing the seller’s obligation to repurchase the securities, (ii) monitor on a daily basis the market value of the securities subject to the repurchase agreement, and (iii) require the seller to deposit with VC I’s Custodian collateral equal to any amount by which the market value of the securities subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. In the event that a seller defaults on its obligation to repurchase the securities, the Funds must hold the securities until they mature or may sell them on the open market, either of which may result in a loss to a Fund if, and to the extent that, the values of the securities decline. Additionally, the Funds may incur disposition expenses when selling the securities. Bankruptcy proceedings by the seller may also limit or delay realization and liquidation of the collateral by a Fund and may result in a loss to that Fund. The Subadvisers will evaluate the creditworthiness of all banks and broker-dealers with which VC I proposes to enter into repurchase agreements. The Funds will not invest in repurchase agreements that do not mature within seven days if any such investment, together with any illiquid investments held by a Fund, exceeds 15% of the value of that Fund’s total assets.

Reverse Repurchase Agreements

Applicability: All Funds (other than Dividend Value Fund, Growth Fund, International Growth Fund and International Socially Responsible Fund)

The Core Bond Fund, Global Real Estate Fund, International Value Fund, Mid Cap Strategic Growth Fund, Mid Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Systematic Growth Fund and Systematic Value Fund, in accordance with their individual investment practices and policies, may enter into reverse repurchase agreements. Reverse repurchase agreements may be entered into with brokers, dealers, domestic and foreign banks or other financial institutions that have been determined by the Adviser or a Subadviser to be creditworthy. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Fund. The Fund’s investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. A Fund will enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is expected to be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s repurchase obligation, and the Fund’s use of proceeds of the agreement may effectively be restricted pending such decision. See “Investment Restrictions.”

Rule 18f-4 under the 1940 Act permits a Fund to enter into reverse repurchase agreements and similar financing transactions notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided the Fund either complies with the 300% asset coverage ratio with respect to such transactions and any other borrowings in the aggregate or treats such transactions as derivatives transactions under Rule 18f-4. See “Derivatives” and “Investment Restrictions” above.

Short Sales

Applicability: All Funds (other than International Value Fund)

Short sales in equity securities are effected by selling a security that a Fund does not own but which it borrows. To complete a short sale, a Fund must: (1) borrow the security to deliver it to the purchaser and (2) buy that same security in the market to return it to the lender. When a Fund makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Fund replaces the borrowed securities. A Fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

Short sales by the Fund involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

Short sales in debt securities are generally effected through reverse repurchase transactions. Under a reverse repurchase transaction, a Fund would sell a bond to a counterparty for cash and an agreement to resell the bond to the Fund at an agreed price. Reverse repurchase transactions subject Funds to substantially the same risks as short sales of equity securities.

Each Fund, other than the International Value Fund, may engage in short sales “against the box.” A short sale is “against the box” to the extent that a Fund contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. A short sale against the box of an “appreciated financial position” (e.g., appreciated stock) is generally treated as a sale by the Fund for U.S. federal income tax purposes. A Fund will generally recognize any gain (but not loss) for U.S. federal income tax purposes at the time that it makes a short sale against the box.

The Core Bond Fund and Global Real Estate Fund may also engage in “short sales other than against the box.” In short sales other than against the box, a Fund sells a security it does not own to a purchaser at a specified price. To complete short sales other than against the box, a Fund must: (1) borrow the security to deliver it to the purchaser and (2) buy that same security in the market to return it to the lender. Each Fund will engage in short sales other than against the box when its portfolio manager anticipates that the security’s market purchase price will be less than its borrowing price. Short sales other than against the box involve the same fundamental risk as short sales against the box, as described above. In addition, short sales other than against the box carry risks of loss if the value of a security sold short increases prior to the scheduled delivery date and a Fund must pay more for the security than it has received from the purchaser in the short sale. Each Fund will limit the total market value of short sales other than against the box to 5% of its assets with no more than 1% of its assets in any single issuer.

The Derivatives Rule treats short sales of securities as derivatives and subjects such transactions to the VaR limits, unless a Fund entering into such transactions is a Limited Derivatives User. In addition, the Derivatives Rule treats certain securities lending transactions entered into by a Fund to facilitate short sales, fails or similar transactions by third parties as transactions that are similar to reverse repurchase transactions and as senior securities, as described in Section 18 of the 1940 Act. Rule 18f-4 limits the ability of Funds to enter into short selling transactions and may limit their ability to lend portfolio securities, unless the collateral for such transactions was limited to cash and cash equivalents.

LIQUIDITY & RESTRICTED INVESTMENTS

Illiquid Investments

Applicability: All Funds

Under the Liquidity Rule, no more than 15% of the Fund’s net assets may be invested in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If illiquid investments exceed 15% of the Fund’s net assets, the Liquidity Rule and the Liquidity Program (as defined below) require that certain remedial actions be taken. Investment of the Fund’s assets in illiquid investments may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where the Fund’s operations require cash, such as when the Fund redeems shares or pays dividends, and could result in the Fund borrowing to meet short-term cash requirements or incurring capital losses on the sale of illiquid investments.

Liquidity Risk Management

Applicability: All Funds

The Liquidity Rule requires open-end funds, such as the Funds, to establish a liquidity risk management program and enhance disclosures regarding fund liquidity. As required by the Liquidity Rule, each Fund has implemented its liquidity risk management program (the “Liquidity Program”), and the Board has appointed VALIC as the liquidity risk program administrator of the Liquidity Program. Under the Liquidity Program, VALIC assesses, manages, and periodically reviews each Fund’s liquidity risk and classifies each investment held by a Fund as a “highly liquid investment,” “moderately liquid investment,” “less liquid investment” or “illiquid investment.” The Liquidity Rule defines “liquidity risk” as the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The liquidity of a Fund’s portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program. To the extent that an investment is deemed to be an illiquid investment or a less liquid investment, the Fund can expect to be exposed to greater liquidity risk.

Restricted Securities

Applicability: All Funds

Securities that have not been registered under the Securities Act, are referred to as “private placements” or “restricted securities” and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. There will generally be a lapse of time between a mutual fund’s decision to sell an unregistered security and the registration of such security promoting the sale. Adverse market conditions could impede a public offering of such securities. When purchasing unregistered securities, a Fund will generally seek to obtain the right of registration at the expense of the issuer (except in the case of Rule 144A securities, discussed below).

A large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

Commercial paper issues in which a Fund’s net assets may be invested include securities issued by major corporations without registration under the Securities Act in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act (“Section 4(a)(2) paper”). Section 4(a)(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(a)(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(a)(2) paper, thus providing liquidity. Section 4(a)(2) paper issued by a company that files reports under the Securities Exchange Act of 1934, as amended, is generally eligible to be sold in reliance on the safe harbor of Rule 144A described above.

Privately Placed Securities

Applicability: All Funds

Each of the Funds may invest in privately placed securities, to the extent consistent with their investment objectives, which are subject to resale restrictions and may additionally be limited by restrictions on investments in illiquid investments or Rule 144A securities.

OTHER INVESTMENT VEHICLES & PRACTICES

Other Investment Companies

Applicability: All Funds

Each Fund may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), up to the maximum extent permissible under the 1940 Act. Investments in other investment companies are subject to statutory limitations prescribed by the 1940 Act. Except for investments in money market funds permitted by Rule 12d1-1, Section 12(d) of the 1940 Act prohibits a Fund from acquiring more than 3% of the voting shares of any other investment company, and prohibits more than 5% of a Fund’s total assets being invested in securities of any one investment company or more than 10% of its total assets being invested in securities of all investment companies, unless the Fund is able to rely on and meet the requirements of one or more rules under the 1940 Act that permit investments in other investment companies in excess of these limits, such as Rule 12d1-4. In addition, to the extent a Fund has knowledge that its shares are purchased by another investment company in reliance on the provisions of paragraph (G) of Section 12(d)(1) of the 1940 Act, the Fund will not acquire shares of other affiliated or unaffiliated registered open-end investment companies or registered unit investment trusts in reliance on paragraph (F) or (G) of Section 12(d)(1) of the 1940 Act. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Investments in other investment companies are subject to market and selection risk.

An ETF trades like common stock. ETFs are typically designed to represent a fixed portfolio of securities designed to track a particular market index. ETFs may be passively- or actively-managed. Funds purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities.

Initial Public Offerings (“IPOs”)

Applicability: All Funds

The Funds may invest in IPOs. As such, a portion of each Fund’s returns may be attributable to the Fund’s investments in IPOs. There is no guarantee that as a Fund’s assets grow it will be able to experience significant improvement in performance by investing in IPOs.

A Fund’s purchase of shares issued as part of, or a short period after, companies’ IPOs, exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

Unseasoned Issuers

Applicability: All Funds (other than Internationally Socially Responsible Fund, Mid Cap Strategic Growth Fund, Mid Cap Value Fund, Systematic Growth Fund and Systematic Value Fund)

The Funds may invest in unseasoned issuers. Unseasoned issuers are companies that have (together with their predecessors) generally operated for less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned issuers are more speculative and entail greater risk than do investments in companies with an established operating record.

Corporate Actions

Applicability: All Funds

From time to time, the issuer of a security held in a Fund’s portfolio may initiate a corporate action relating to that security. Corporate actions may be mandatory (e.g., calls, cash dividends, exchanges, mergers, spin-offs, stock dividends and stock splits) or voluntary (e.g., rights offerings, exchange offerings, and tender offers). Corporate actions may cause a decline in market value or credit quality of the issuer’s stocks or bonds due to factors including an unfavorable market response or a resulting increase in the issuer’s debt. Added debt may significantly reduce the credit quality and market value of an issuer’s bonds.

In the event of a mandatory corporate action, a Fund will not actively add to its position and generally will dispose of the securities as soon as reasonably practicable. These securities may be brand new and as a result might fail certain screens or even investment strategy restrictions (such as not being in the right index, etc). In circumstances in which a Fund elects to participate in a voluntarily corporate action, such actions may enhance the value of the Fund’s investment portfolio. In cases where the Adviser or Subadviser receives sufficient advance notice of a voluntary corporate action, it will exercise its discretion, in good faith, to determine whether the Fund will participate in that corporate action. If it does not receive sufficient advance notice of a voluntary corporate action, the Fund may not be able to timely elect to participate in that corporate action. Participation or lack of participation in a voluntary corporate action may result in a negative impact on the value of the Fund’s investment portfolio.

GENERAL RISKS

Cybersecurity and Artificial Intelligence Risk

Applicability: All Funds

Operational and financial risk resulting from the internet and computer technology is referred to as cybersecurity risk. Cybersecurity incidents can result from deliberate attacks such as gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption, or from unintentional events, such as the inadvertent release of confidential information. Information systems failure (e.g., hardware and software malfunctions), cyber-attacks, user error or other disruptions to the confidentiality, integrity, or availability of the electronic systems of a Fund, a Fund’s Advisor, Subadvisor, distributor and other service providers (e.g., index and benchmark providers, accountants, custodians, transfer agents and administrators) or the issuers of securities in which a Fund invests have the ability to cause disruptions and negatively impact a Fund’s business operations, potentially resulting in financial losses to a Fund.

The occurrence of such events could also result in, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ systems, interference with or denial of service attacks on websites and other operational disruptions and unauthorized release of confidential customer information, inability to process shareholder transactions, including the processing of orders for or with the Funds, impact the ability to calculate net asset values, cause the release and possible destruction of confidential information, and/or subject a Fund or Fund’s service providers to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage, as well as possible reimbursement or other compensation costs, and/or additional compliance costs. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. While each Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems, and there can be no assurance that a Fund or its service providers will be able to avoid cyber-attacks or information security breaches in the future.

The rapid development and widespread adoption of artificial intelligence (“AI”) technologies present significant risks. To the extent AI is integrated into the operations of the Fund, its service providers, or the issuers in which the Fund invests, it introduces a range of risks that could significantly impact financial performance and operational stability. For example, AI’s reliance on large data sets and complex algorithms can lead to inaccuracies, biases, and incomplete outputs, potentially causing operational errors, investment losses, reputational harm, legal liability, and competitive harm to these entities. The evolving regulatory landscape surrounding AI adds another layer of uncertainty, as new regulations could limit the development and use of these technologies. Additionally, AI technologies may be exploited by malicious actors for cyberattacks, market manipulation, and fraud, further exacerbating risks.

The Adviser may seek to use AI in its business, operating, and investment activities, and expects the Fund’s service providers, including any sub-advisers, and the issuers in which the Fund invests to do the same. The extent of AI usage will vary across these entities, and while the Adviser will periodically update its policies and procedures for AI use, risks that the Adviser cannot control, such as misuse, remain. The competitive landscape may also be affected as AI technologies evolve, potentially rendering certain investment products or services obsolete. The potential for AI to disrupt markets and business operations is substantial, and the full extent of these risks is difficult to predict.

Recent Market Events

Applicability: All Funds

During certain periods over the past two decades, the U.S. and global financial markets have experienced depressed valuations, decreased liquidity, unprecedented volatility and heightened uncertainty. These conditions may continue, recur, worsen or spread. Those events that have contributed to these market conditions include, but are not limited to, geopolitical events (including terrorism, sanctions and war); trade wars; infectious disease epidemics and pandemics; natural disasters; measures to address budget deficits; changes in oil and commodity prices; and public sentiment. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken numerous steps to support financial markets, including, but not limited to, providing liquidity in fixed income, commercial paper and other markets, implementing stimulus packages and providing tax breaks. The withdrawal or reduction of this support or failure of efforts to respond to a crisis could negatively affect financial markets, as well as the value and liquidity of certain securities. In addition, this support and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The current market environment could make identifying and assessing investment risks and opportunities in connection with the management of the Funds’ portfolios more challenging.

Recent political and diplomatic events within the United States, such as a contentious political environment, changes in party control, budget disagreements, and debt ceiling threats, may significantly impact investor confidence and financial markets. Additionally, concerns about the U.S. Government’s credit quality or a potential default could lead to increased market volatility, higher interest rates, and reduced liquidity in U.S. Treasury securities, with severe consequences for both the U.S. and global economies. Changes in U.S. policy, such as the implementation of tariffs and other trade-related initiatives, could disrupt global markets, increasing economic and market risks, among others. Trade disputes and retaliatory actions, like embargoes, may reduce company profitability, decrease international trade, and negatively impact global economic growth, with unpredictable duration and extent, potentially causing significant market disruptions and affecting certain industries, global supply chains, inflation, and growth.

In addition, a number of countries have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and many financial markets have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread. Responses to the financial problems by governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world.

Europe and U.K. Developments

Investments in European issuers may be affected by political, regulatory and economic developments within the European Union (“EU”), the Eurozone and the United Kingdom (“UK”), and by the high degree of interdependence among European economies and financial institutions. Periods of fiscal strain or banking-sector stress in one member state can transmit to others through trade, funding and confidence channels, affecting liquidity, credit conditions and asset valuations across the region. Eurozone members are subject to common monetary policy administered by the European Central Bank (“ECB”) and to fiscal and budgetary frameworks that may not address country-specific conditions. Policy actions by European authorities may not achieve intended results and can have unforeseen market effects. The UK’s withdrawal from the EU and subsequent UK/EU regulatory divergence continue to create legal, policy and market uncertainties that may affect European and UK issuers, currencies and market liquidity.

European markets are sensitive to changes in interest-rate and currency regimes (including the euro and British pound) and to sanctions, export controls and other geopolitical measures that may alter index composition, investability and trading liquidity (for example, in connection with the Russia-Ukraine conflict discussed below). Certain countries in Central and Eastern Europe remain less developed and can exhibit emerging-market characteristics, including thinner liquidity, greater political and economic volatility, and more limited corporate disclosure and shareholder protections. European markets may also be affected by terrorist attacks and large-scale migration pressures, which can disrupt economic activity and policy responses and contribute to volatility in currencies, funding markets and risk assets. Market dislocations in Europe can lead to increased volatility, wider bid-ask spreads and valuation uncertainty, and, in stressed environments, some European instruments have experienced negative yields; such conditions could recur and adversely affect the Funds’ performance.

Russian Invasion of Ukraine

In late February 2022, Russia launched a large-scale invasion of Ukraine. The extent and duration of Russia’s military actions and the consequences of such actions are impossible to predict, but has resulted in, and may continue to result in, significant market disruptions, including in the commodities markets, and may negatively affect global supply chains, global growth and inflation. In response to Russia’s recent military invasion of Ukraine, the United States, the European Union and other countries have imposed broad-ranging economic sanctions on certain Russian individuals and Russian entities. To the extent covered by the sanctions, a Fund is currently restricted from trading in Russian securities, including those in its portfolio. In addition certain, index providers have removed Russian securities from their indices, some of which may be designated as benchmarks for the Fund. Accordingly, any portfolio repositioning in light of these changes may result in increased transaction costs and higher tracking error, including as a measure of risk against the Fund’s benchmark index or, for index funds, the correlation between a fund’s performance and that of the index it seeks to track. It is unknown when, or if, sanctions may be lifted or the Fund’s ability to trade in Russian securities will resume. Even if a Fund does not have direct exposure to securities of Russian issuers, the potential for wider conflict in the region or globally may increase volatility and uncertainty in the financial markets. These and any related events could adversely affect the Fund’s performance and the value and liquidity of an investment in the Fund.

See “Emerging Markets – Russian Securities” above for more information with respect to the risks associated with investing in Russian securities.

Israel-Hamas War and Other Conflicts in the Middle East

The ongoing conflict between Israel and Hamas, which began in October 2023, presents significant risks to the global economy and financial markets. The hostilities have led to increased market volatility, particularly affecting sectors such as oil and natural gas, and have disrupted global supply chains. The unpredictable duration and potential escalation of the conflict pose further risks to regional and global economies.

Geopolitical tensions or armed conflict involving Iran, and any related disruptions in the Persian Gulf or the Strait of Hormuz, could impair crude oil and liquefied natural gas shipping, increase energy price volatility, affect inflation expectations and interest rates, and adversely impact issuers with energy-sensitive input costs or transportation exposures.

Additionally, other Middle Eastern conflicts, including, but not limited to, instability in Lebanon, Syria, Yemen, Iraq and Afghanistan, contribute to broader geopolitical tensions and economic uncertainties. These conflicts have the potential to cause significant market disruptions and affect investor confidence.

Infectious Illnesses

The impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by infectious illnesses may exacerbate other pre-existing political, social and economic risks in certain countries, and the impact of an outbreak may last for a prolonged period of time.

Notwithstanding business continuity planning and other controls that are designed to mitigate operational risks related to significant business disruptions, there is no guarantee that epidemics or pandemics will not disrupt the operations of a Fund and its service providers. These disruptions could adversely affect a Fund and its shareholders.

Whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political, financial and/or social difficulties, these events could negatively affect the value and liquidity of the Fund’s investments.

SUPPLEMENTAL INFORMATION ABOUT DERIVATIVES AND THEIR USE

The Fund’s custodian, State Street, or a securities depository acting for the custodian, will act as each Fund’s escrow agent, through the facilities of the Options Clearing Corporation (“OCC”), as to the securities on which the Fund has written listed options on securities or as to other acceptable escrow securities, so that no margin will be required for such transaction. OCC will release the securities on the expiration of the option or upon a Fund’s entering into a closing transaction.

A listed securities option position may be closed out only on a market that provides secondary trading for options of the same series and there is no assurance that a liquid secondary market will exist for any particular option. A Fund’s option activities may affect its turnover rate and brokerage commissions. The exercise by a Fund of puts on securities will result in the sale of related investments, increasing fund turnover. Although such exercise is within a Fund’s control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys a put or call, sells a call, or buys or sells an underlying investment in connection with the exercise of a put or call. Such commissions may be higher than those that would apply to direct purchases or sales of such underlying investments. Premiums paid for options are small in relation to the market value of the related investments, and consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in a Fund’s net asse value being more sensitive to changes in the value of the underlying investments. Listed securities options are subject to position limits established by the applicable exchanges, with respect to listed options, and by the Financial Industry Regulatory Authority, with respect to OTC options.

Transactions in listed options on futures by a Fund are subject to limitations established by each of the exchanges and, in some cases, the CFTC governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more exchanges or brokers. Thus, the number of options a Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same or an affiliated investment adviser. Position limits also apply to Futures. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

Dodd-Frank, enacted in July 2010, includes provisions that comprehensively regulate OTC derivatives, such as OTC foreign currency transactions (subject to exemption from the Treasury of physically-settled forward contracts from many of the requirements), interest rate swaps, Swaptions, mortgage swaps, caps, collars and floors, and other OTC derivatives that a Fund may employ in the future. Dodd-Frank authorizes the SEC and the CFTC to mandate that a substantial portion of derivatives be executed through regulated markets or facilities, and/or be submitted for clearing to regulated clearinghouses (as discussed below, the CFTC has mandated that certain interest rate swaps and index-based credit default swaps must be centrally cleared and traded through a regulated market or facility). Derivatives submitted for central clearing will be subject to minimum initial and variation margin requirements set by the relevant clearinghouse. The CFTC and Prudential Regulators also have imposed variation margin requirements on non-cleared OTC derivatives. The SEC finalized non-cleared margin requirements for security-based swaps that became effective in October 2021. OTC derivatives intermediaries typically demand the unilateral ability to increase a counterparty’s collateral requirements for cleared OTC derivatives beyond any regulatory and clearinghouse minimums. These requirements may increase the amount of collateral a Fund is required to provide and the costs associated with OTC derivatives transactions.

In addition, regulations adopted by global prudential regulators require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as a Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these requirements, as well as potential additional government regulation and other developments in the market, could adversely affect the Fund’s ability to terminate existing derivatives agreements or to realize amounts to be received under such agreements. The implementation of these requirements with respect to derivatives, along with implementation of initial margin posting and additional regulations under Dodd-Frank regarding clearing, mandatory trading and reporting of derivatives, may increase the costs and risks to a Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund.

As discussed above, OTC derivatives are subject to counterparty risk, whereas the exposure to default for cleared derivatives is assumed by the exchange’s clearinghouse. However, a Fund will not face a clearinghouse directly but rather through an OTC derivatives intermediary that is registered with the CFTC and/or SEC to act as a clearing member. The Fund may therefore face the indirect risk of the failure of another clearing member customer to meet its obligations to its clearing member. Such scenario could arise due to a default by the clearing member on its obligations to the clearinghouse, triggered by a customer’s failure to meet its obligations to the clearing member.

The SEC and CFTC also have required, or may in the future require, a substantial portion of derivative transactions that are currently executed on a bilateral basis in the OTC markets to be executed through a regulated securities, futures, or swap exchange or execution facility. Certain CFTC-regulated derivatives are already subject to these rules and the CFTC expects to subject additional OTC derivatives to such trade execution rules in the future. The SEC has adopted similar requirements on the OTC derivatives that it regulates. Such requirements may make it more difficult and costly for a Fund to enter into highly tailored or customized transactions. They may also render certain strategies in which a Fund might otherwise engage impossible or so costly that they will no longer be economical to implement. If a Fund decides to become a direct member of one or more of these exchanges or execution facilities, the Fund will be subject to all of the rules of the exchange or execution facility, which would bring additional risks and liabilities, and potential additional regulatory requirements.

OTC derivatives dealers are currently required to register with the CFTC and, with respect to security-based swaps, are required to register with the SEC. Dealers are subject to new minimum capital and margin requirements, business conduct standards, disclosure requirements, reporting and recordkeeping requirements, transparency requirements, position limits, limitations on conflicts of interest, and other regulatory burdens. These requirements further increase the overall costs for OTC derivatives dealers, which costs may be passed along to the Funds as market changes continue to be implemented.

In addition, the CFTC and the United States commodities exchanges impose limits referred to as “speculative position limits” on the maximum net long or net short speculative positions that any person may hold or control in any particular futures or options contracts traded on United States commodities exchanges. For example, the CFTC currently imposes speculative position limits on a number of agricultural commodities (e.g., corn, oats, wheat, soybeans and cotton) and United States commodities exchanges currently impose speculative position limits on many other commodities. In October 2020, the CFTC adopted new rules regarding speculative position limits. These rules impose position limits on certain futures and options on futures contracts, as well as physical commodity swaps that are “economically equivalent” to such contracts. A Fund could be required to liquidate positions it holds in order to comply with such limits, or may not be able to fully implement trading instructions generated by its trading models, in order to comply with such limits. Any such liquidation or limited implementation could result in substantial costs to a Fund.

As noted above in “Derivatives,” the Derivatives Rule imposes limits on the amount of derivatives a Fund may enter into, treats derivatives as senior securities, and requires Funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

In 2020, the CFTC adopted final amendments to Part 190 of its regulations, which govern bankruptcy proceedings for futures brokers and derivatives clearing organizations. The amendments enhance protections available to the Fund and shareholders of the Funds upon the bankruptcy of such intermediaries, who act in respect to cleared derivatives.

All of these regulations have enhanced the protections available to funds engaged in derivatives transactions but have also increased the costs of engaging in such transactions.

Possible Risk Factors in Derivatives. Participation in the options or Futures markets and in currency exchange transactions involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. If an Adviser’s or Subadviser’s predictions of movements in the direction of the securities, foreign currency and interest rate markets are inaccurate, the adverse consequences to a Fund may leave the Fund in a worse position than if such strategies were not used. There is also a risk in using short hedging by selling Futures to attempt to protect against decline in value of the Fund securities (due to an increase in interest rates) that the prices of such Futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of the Fund’s securities.

If a Fund establishes a position in the debt securities markets as a temporary substitute for the purchase of individual debt securities (long hedging) by buying Futures and/or calls on such Futures or on debt securities, it is possible that the market may decline; if a Subadviser then determines not to invest in such securities at that time because of concerns as to possible further market decline or for other reasons, the Fund will realize a loss that is not offset by a reduction in the price of the debt securities purchased.

INVESTMENT ADVISER

VALIC serves as the investment adviser to each of the Funds pursuant to an investment advisory agreement (“Advisory Agreement”) dated January 13, 2025 that was last approved by the Board on [August 4-5, 2026]. Under the Advisory Agreement, each Fund pays VALIC an annual fee, payable monthly, based on its average daily net assets.

VALIC is a stock life insurance company organized on August 20, 1968, under the Texas Insurance Code as a successor to The Variable Annuity Life Insurance Company of America, a District of Columbia insurance company organized in 1955. VALIC’s sole business consists of offering fixed and variable (and combinations thereof) retirement annuity contracts, IRAs and Plans. VALIC is an indirect, wholly owned subsidiary of Corebridge Financial, Inc. (“Corebridge”). VALIC is located at 2919 Allen Parkway, 8th floor, Houston, Texas 77019.

Pursuant to the Advisory Agreement, VC I retains VALIC to manage each Fund’s day-to-day operations, to prepare the various reports and statements required by law, and to conduct any other recurring or nonrecurring activity which a Fund may need to continue operations. As permitted by the Advisory Agreement, VALIC has entered into subadvisory agreements with various Subadvisers, which agreements provide that the Subadviser will be responsible for the investment and reinvestment of the assets of a Fund, maintaining a trading desk, and placing orders for the purchase and sale of portfolio securities. The Advisory Agreement provides that VC I pay all expenses not specifically assumed by VALIC under the Advisory Agreement. Examples of the expenses paid by VC I include, but are not limited to, transfer agency fees, custodial fees, the fees of outside legal and auditing firms, the costs of reports to shareholders, and expenses of servicing shareholder accounts (e.g., daily calculation of the net asset value).

VC I pays VALIC a monthly fee calculated daily at the following annual percentages of each Fund’s assets:

Fund Name	Advisory Fee Rate

Core Bond Fund[1]	0.500% on the first $200 million 0.450% on the next $300 million and 0.400% on assets over $500 million
Dividend Value Fund[2]	0.750% on the first $250 million 0.720% on the next $250 million 0.670% on the next $500 million and 0.620% on assets over $1 billion
Global Real Estate Fund[3]	0.750% on the first $250 million 0.700% on the next $250 million and 0.650% on assets over $500 million
Growth Fund[4]	0.730% on the first $500 million 0.670% on the next $500 million 0.640% on the next $500 million and 0.610% on assets over $1.5 billion
International Growth Fund[5]	0.950% on the first $250 million 0.900% on the next $250 million 0.850% on the next $500 million and 0.800% on assets over $1 billion
International Socially Responsible Fund[6]	0.500% on the first $500 million 0.475% on the next $500 million and 0.450% on assets over $1 billion
International Value Fund[7]	0.730% on the first $250 million 0.680% on the next $250 million 0.630% on the next $500 million and 0.580% on assets over $1 billion
Mid Cap Strategic Growth Fund	0.700% on the first $250 million 0.650% on the next $250 million and 0.600% on assets over $500 million

Fund Name	Advisory Fee Rate

Mid Cap Value Fund[8]	0.750% on the first $100 million 0.725% on the next $150 million 0.700% on the next $250 million 0.675% on the next $250 million and 0.650% on assets over $750 million
Small Cap Growth Fund[9]	0.850% on the first $100 million and 0.800% on assets over $100 million
Small Cap Value Fund	0.750% on the first $50 million and 0.650% on assets over $50 million
Systematic Growth Fund[10]	0.750% on the first $250 million 0.725% on the next $250 million and 0.700% on assets over $500 million
Systematic Value Fund[11]	0.700% of the first $250 million 0.650% on the next $250 million 0.600% on the next $500 million and 0.550% on assets over $1 billion

[1]

Pursuant to an Advisory Fee Waiver Agreement, VALIC has contractually agreed to waive the Fund’s advisory fees in order that such fees equal: 0.470% of the first $200 million of the Fund’s average daily net assets, 0.420% on the next $300 million of the Fund’s average daily net assets, 0.370% over $500 million of the Fund’s average daily net assets. Prior to April 29, 2024, the Fund did not have an advisory fee waiver.

[2]

Pursuant to an Advisory Fee Waiver Agreement, VALIC has contractually agreed to waive the Fund’s advisory fees in order that such fees equal: 0.590% of the first $250 million of the Fund’s average daily net assets, 0.560% on the next $250 million of the Fund’s average daily net assets, 0.510% on the next $500 million of the Fund’s average daily net assets, and 0.460% on average daily net assets over $1 billion. From October 1, 2024 to September 27, 2026, VALIC had contractually agreed to waive the Fund’s advisory fees in order that such fees equaled: 0.600% of the first $250 million of the Fund’s average daily net assets, 0.570% on the next $250 million of the Fund’s average daily net assets, 0.520% on the next $500 million of the Fund’s average daily net assets, and 0.470% on average daily net assets over $1 billion. Prior to September 30, 2024, VALIC had contractually agreed, effective August 3, 2021, to waive the Fund’s advisory fees in order that such fees equaled: 0.64% on the first $250 million of the Fund’s average daily net assets, 0.61% on the next $250 million of the Fund’s average daily net assets, 0.56% on the next $500 million of the Fund’s average daily net assets, and 0.51% on average daily net assets over $1 billion.

[3]

Pursuant to an Advisory Fee Waiver Agreement, VALIC has contractually agreed to waive the Fund’s advisory fees in order that such fees equal: 0.710% of the first $250 million of the Fund’s average daily net assets, 0.660% on the next $250 million of the Fund’s average daily net assets, 0.610% over $500 million of the Fund’s average daily net assets. From October 1, 2024 to September 27, 2026, VALIC had contractually agreed to waive the Fund’s advisory fees in order that such fees equaled: 0.740% of the first $250 million of the Fund’s average daily net assets, 0.690% on the next $250 million of the Fund’s average daily net assets, 0.640% over $500 million of the Fund’s average daily net assets. Prior to September 30, 2024, the Fund did not have an advisory fee waiver.

[4]

Pursuant to an Advisory Fee Waiver Agreement, VALIC has contractually agreed to waive the Fund’s advisory fees in order that such fees equal: 0.570% on the first $500 million of the Fund’s average daily net assets, 0.510% on the next $500 million of the Fund’s average daily net assets, 0.480% on the next $500 million of the Fund’s average daily net assets, and 0.450% on average daily net assets over $1.5 billion.

[5]

Pursuant to an Advisory Fee Waiver Agreement, VALIC has contractually agreed to waive the Fund’s advisory fees in order that such fees equal: 0.690% of the first $250 million of the Fund’s average daily net assets, 0.640% on the next $250 million of the Fund’s average daily net assets, 0.590% on the next $500 million of the Fund’s average daily net assets, and 0.540% on average daily net assets over $1 billion. Prior to September 30, 2024, VALIC had contractually agreed, effective August 3, 2021, to waive the Fund’s advisory fees in order that such fees equaled: 0.75% on the first $250 million of the Fund’s average daily net assets, 0.70% on the next $250 million of the Fund’s average daily net assets, 0.65% on the next $500 million of the Fund’s average daily net assets, and 0.60% on average daily net assets over $1 billion.

[6]

Pursuant to an Advisory Fee Waiver Agreement, VALIC has contractually agreed to waive the Fund’s advisory fee in order that such fees equal 0.410% on the first $500 million of the Fund’s average daily net assets, 0.385% on the next $500 million of the Fund’s average daily net assets, and 0.360% on average daily net assets over $1 billion.

[7]

Pursuant to an Advisory Fee Waiver Agreement, VALIC has contractually agreed to waive the Fund’s advisory fees in order that such fees equal: 0.66% on the first $250 million of the Fund’s average daily net assets, 0.610% on the next $250 million of the Fund’s average daily net assets, 0.560% on the next $500 million of the Fund’s average daily net assets, and 0.510% on average daily net assets over $1 billion. Prior to September 30, 2024, the Fund did not have an advisory fee waiver.

[8]

Pursuant to an Advisory Fee Waiver Agreement, VALIC has contractually agreed to waive the Fund’s advisory fees, effective September 28, 2026, in order that such fees equal: 0.730% on the first $100 million, 0.705% on the next $150 million, 0.680% on the next $250 million, 0.655% on the next $250 million, and 0.630% on assets over $750 million.

[9]

Pursuant to an Advisory Fee Waiver Agreement, VALIC has contractually agreed to waive the Fund’s advisory fees in order that such fees equal: 0.800% on the first $100 million of the Fund’s average daily net assets, and 0.750% on average daily net assets over $100 million. Prior to September 30, 2024, VALIC had contractually agreed, effective August 3, 2021, to waive the Fund’s advisory fees in order that such fees equaled: 0.82% on the first $100 million of the Fund’s average daily net assets, and 0.77% on average daily net assets over $100 million.

[10]

Pursuant to an Advisory Fee Waiver Agreement, VALIC has contractually agreed to waive the Fund’s advisory fees in order that such fees equal: 0.580% of the first $250 million of the Fund’s average daily net assets, 0.555% on the next $250 million of the Fund’s average daily net assets, 0.530% on the next $300 million of the Fund’s average daily net assets, 0.505% on the next $200 million of the Fund’s average daily net assets, and 0.450% of the Fund’s average daily net assets over $1 billion.

[11]

Pursuant to an Advisory Fee Waiver Agreement, VALIC has contractually agreed to waive the Fund’s advisory fees in order that such fees equal: 0.560% on the first $250 million of the Fund’s average daily net assets, 0.510% on the next $250 million of the Fund’s average daily net assets, 0.460% on the next $500 million of the Fund’s average daily net assets, and 0.410% on average daily net assets over $1 billion. Prior to September 30, 2024, VALIC had contractually agreed, effective August 3, 2021, to waive the Fund’s advisory fees in order that such fees equal: 0.40% on the first $250 million of the Fund’s average daily net assets, 0.35% on the next $250 million of the Fund’s average daily net assets, 0.30% on the next $500 million of the Fund’s average daily net assets, and 0.25% on average daily net assets over $1 billion.

The below table sets forth the total advisory fees received by VALIC from each Fund pursuant to the Advisory Agreement for the last three fiscal years. The percentages and amounts shown in the table do not reflect any fee waivers and/or expense reimbursements.

	2026				2025		2024
Fund Name	% of Net Assets		Dollar Amount		% of Net Assets	Dollar Amount	% of Net Assets	Dollar Amount
Core Bond Fund	[	•]	[	•]	0.41%	10,698,944	0.41%	11,022,926
Dividend Value Fund	[	•]	[	•]	0.71%	5,243,807	0.71%	5,366,871
Global Real Estate Fund	[	•]	[	•]	0.74%	2,523,231	0.75%	2,006,528
Growth Fund	[	•]	[	•]	0.67%	11,405,725	0.68%	9,841,191
International Growth Fund	[	•]	[	•]	0.93%	3,479,895	0.93%	3,665,477
International Socially Responsible Fund	[	•]	[	•]	0.50%	2,441,291	0.50%	2,138,843
International Value Fund	[	•]	[	•]	0.71%	3,162,620	0.71%	3,445,736
Mid Cap Strategic Growth Fund	[	•]	[	•]	0.64%	6,685,502	0.64%	5,899,306
Mid Cap Value Fund	[	•]	[	•]	0.70%	5,207,719	0.71%	4,442,995
Small Cap Growth Fund	[	•]	[	•]	0.81%	4,225,544	0.81%	4,427,826
Small Cap Value Fund	[	•]	[	•]	0.66%	2,267,547	0.66%	2,784,196
Systematic Growth Fund	[	•]	[	•]	0.72%	7,212,725	0.72%	6,458,369
Systematic Value Fund	[	•]	[	•]	0.68%	3,100,356	0.68%	2,937,188

The below table sets forth the advisory fees retained by VALIC with respect to the Funds after paying all subadvisory fees to the Subadvisers of the Funds for the past three fiscal years. The percentages and amounts shown in the table do not reflect any fee waivers and/or expense reimbursements.

	2026				2025		2024
Fund Name	% of Net Assets		Dollar Amount		% of Net Assets	Dollar Amount	% of Net Assets	Dollar Amount
Core Bond Fund	[	•]	[	•]	0.29%	7,504,503	0.25%	6,764,196
Dividend Value Fund	[	•]	[	•]	0.42%	3,101,509	0.42%	3,183,186
Global Real Estate Fund	[	•]	[	•]	0.33%	1,139,630	0.34%	920,617
Growth Fund	[	•]	[	•]	0.53%	8,967,853	0.52%	7,538,410
International Growth Fund	[	•]	[	•]	0.57%	2,115,213	0.57%	2,228,625
International Socially Responsible Fund	[	•]	[	•]	0.36%	1,760,885	0.32%	1,364,150
International Value Fund	[	•]	[	•]	0.39%	1,748,355	0.36%	1,751,396
Mid Cap Strategic Growth Fund	[	•]	[	•]	0.27%	2,853,020	0.27%	2,498,473
Mid Cap Value Fund	[	•]	[	•]	0.29%	2,175,053	0.29%	1,845,843
Small Cap Growth Fund	[	•]	[	•]	0.39%	2,060,472	0.38%	2,104,432
Small Cap Value Fund	[	•]	[	•]	0.25%	852,903	0.25%	1,051,614
Systematic Growth Fund	[	•]	[	•]	0.60%	6,030,641	0.60%	5,388,556
Systematic Value Fund	[	•]	[	•]	0.57%	2,622,609	0.57%	2,484,544

For the fiscal years ended May 31, 2026, 2025 and 2024, with respect to the Funds, VALIC waived advisory fees or reimbursed (or recouped) pursuant to contractual expense caps in the following amounts:

	Amounts Waived or Reimbursed (Recouped) by VALIC For the Fiscal Year Ended May 31,
Fund Name	2026		2025	2024
Core Bond Fund[1]	[	•]	776,171	70,117
Dividend Value Fund	[	•]	1,004,217	828,371
Global Real Estate Fund	[	•]	23,343	—
Growth Fund	[	•]	2,716,337	2,316,588
International Growth Fund	[	•]	894,647	786,773
International Socially Responsible	[	•]	263,190	147,363
International Value Fund	[	•]	312,697	341,925
Mid Cap Value Fund[1]	[	•]	—	—
Small Cap Growth Fund[1]	[	•]	224,970	164,168
Small Cap Value Fund	[	•]	—	79,325
Systematic Growth Fund[1]	[	•]	1,771,352	1,547,630
Systematic Value Fund	[	•]	883,956	1,297,933

1	The Expense Limitation Agreement with respect to this Fund was terminated effective October 1, 2022.

Code of Ethics

VC I and VALIC have adopted an Investment Company and Investment Adviser Code of Ethics (the “VALIC Code”), which prescribes general rules of conduct and sets forth guidelines with respect to personal securities trading by “Access Persons” thereof. An Access Person as defined in the VALIC Code generally is (1) any trustee, director, officer, general partner or advisory person of VC I or VALIC, (2) any trustee, director, officer or general partner of the underwriter, Corebridge Capital Services, Inc. (“CCS”), who in the ordinary course of business makes, participates in, or obtains information regarding the purchase or sale of securities for VC I or whose functions or duties as part of the ordinary course of business relate to the making of any recommendation to VC I regarding the purchase or sale of securities, (3) any Supervised Person, as defined below, who has access to non-public information to VALIC’s purchase or sale of securities, or non-public information regarding the portfolio holdings of the Funds, (4) any Supervised Person who is involved in making securities recommendations to the Funds, or has access to such recommendations that are non-public, and (5) any other persons designated by the Review Officer (as defined in the VALIC Code) as having access to current trading information. A “Supervised Person” means VALIC’s partners, officers, directors and employees, and any other person who provide advice on behalf of VALIC and is subject to VALIC’s supervision and control. The guidelines on personal securities trading relate to: (i) securities being considered for purchase or sale, or purchased or sold, by any investment company advised by VALIC; (ii) initial public offerings; (iii) private placements; (iv) blackout periods; (v) short-term trading profits; and (vi) involvement in outside activities, including but not limited to board memberships of publicly traded companies. Subject to certain restrictions, Access Persons may invest in securities, including securities that may be purchased or held by the Funds. These guidelines are substantially similar to those contained in the Report of the Advisory Group on Personal Investing issued by the Investment Company Institute’s Advisory Panel. VALIC reports to the Board on a quarterly basis, as to whether there were any violations of the VALIC Code by Access Persons of VC I or any material violations by the Subadvisers’ access persons involved with the Funds.

Each of the Subadvisers has adopted a code of ethics. Provisions of a Subadviser’s code of ethics are applicable to persons who, in connection with their regular functions or duties as employees of the Subadviser, make, participate in, or obtain information regarding the purchase or sale of a security, or whose functions relate to the making of any recommendation with respect to such purchase or sale by the Fund managed by such Subadviser. Such provisions may be more restrictive than the provision set forth in the VALIC Code. Material violations of a Subadviser’s code of ethics by such Subadviser’s access persons who are involved with the Fund will be reported to VC I’s Board.

The VALIC Code is available on the EDGAR Database on the SEC’s. website at http://www.sec.gov. You may also request paper copies from the SEC electronically at publicinfo@sec.gov. A duplicating fee will be assessed for all copies provided by the SEC.

INVESTMENT SUBADVISERS

Subject to the control, supervision and direction of VALIC, subadvisory services are provided as follows:

Fund Name	Subadviser Names
Core Bond Fund[1]	PineBridge Investments LLC (“PineBridge”) and
J.P. Morgan Investment Management Inc. (“JPMIM”)
Dividend Value Fund	BlackRock Investment Management, LLC (“BlackRock”) and
ClearBridge Investments, LLC (“ClearBridge”)
Global Real Estate Fund[2]	Duff & Phelps Investment Management Co. (“Duff & Phelps”)
Growth Fund[3]	BlackRock
International Growth Fund	Morgan Stanley Investment Management Inc. (“MSIM Inc.”)
International Socially Responsible Fund[4]	BlackRock
International Value Fund[5]	Columbia and Goldman Sachs Asset Management, L.P. (“GSAM”)
Mid Cap Strategic Growth Fund	Janus Henderson Investors US LLC (“Janus”) and
Voya Investment Management Co. LLC (“Voya IM”)
Mid Cap Value Fund	Boston Partners Global Investors, Inc. d/b/a Boston Partners (“Boston Partners”) and
Wellington Management Company LLP (“Wellington Management”)
Small Cap Growth Fund[6]	American Century Investment Management, Inc. (“American Century”) and
T. Rowe Price Associates, Inc. (“T. Rowe Price”)
Small Cap Value Fund	JPMIM
Systematic Growth Fund	GSAM and Wellington Management
Systematic Value Fund	Wellington Management

1.	Effective April 29, 2024, JPMIM was added as a subadviser, serving alongside PineBridge, for the Fund.
2.	Effective September 28, 2026, Duff & Phelps replaced Massachusetts Financial Services Company as a subadviser to a portion of the Fund. As a result, Duff & Phelps is the sole subadviser to the Fund.
3.

Effective April 30, 2025, BlackRock assumed subadvisory responsibility for the Passive Strategy of the Fund. Prior to May 1, 2025, SunAmerica Asset Management, LLC (“SunAmerica”) served as subadviser to the Passive Strategy.

4.	Effective April 30, 2025, BlackRock replaced SunAmerica as subadviser to the Fund.
5.	Effective April 29, 2024, Columbia and GSAM replaced Allspring as subadvisers to the Fund.
6.	Effective September 30, 2024, American Century replaced JPMIM as subadviser to the Fund.

American Century is wholly owned, directly by American Century Companies, Inc. (“ACC”). The Stowers Institute for Medical Research (“SIMR”) controls ACC by virtue of its beneficial ownership of more than 25% of the voting securities of ACC. SIMR is part of a not-for-profit biomedical research organization dedicated to finding the keys to the causes, treatments, and prevention of disease. BlackRock is a subsidiary of BlackRock, Inc., a global investment manager. Boston Partners is an indirect wholly-owned subsidiary of ORIX Corporation of Japan. ClearBridge is an indirect wholly-owned subsidiary of Franklin Resources, Inc. (referred to as Franklin Templeton Investments), a publicly owned company engaged in the financial services industry through its subsidiaries. [Duff & Phelps is an affiliate of Virtus Investment Partners, Inc.] GSAM is an indirect wholly-owned subsidiary of The Goldman Sachs Group, Inc. Janus is an indirect subsidiary of Janus Henderson Group Ltd. JPMIM is an indirect wholly-owned subsidiary of JPMorgan Chase & Co. MSIM Inc. is a subsidiary of Morgan Stanley. PineBridge Investments LLC is a wholly-owned indirect subsidiary of MetLife Inc. (“MetLife”), and is now part of MetLife Investment Management, the institutional asset management business of MetLife. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc. Voya IM is a wholly owned subsidiary of Voya Investment Management LLC, a registered investment adviser, which in turn is a wholly owned subsidiary of VIM Holdings LLC, a Delaware limited liability company. Wellington Management is a Delaware limited liability partnership.

VALIC may terminate any subadvisory agreement with a Subadviser without shareholder approval. Moreover, VC I relies upon an exemptive order from the SEC that permits VALIC, subject to certain conditions, to enter into subadvisory agreements relating to the Funds with unaffiliated subadvisers approved by the Board without obtaining shareholder approval. The exemptive order permits VALIC, subject to the approval of the Board but without shareholder approval, to employ unaffiliated subadvisers for new or existing funds, change the terms of subadvisory agreements with unaffiliated subadvisers or continue the employment of existing unaffiliated subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any changes that are made pursuant to the exemptive order within 90 days of hiring a new subadviser or making a material change to an existing subadvisory agreement. [The order also permits the Funds to disclose fees paid to subadvisers on an aggregate, rather than individual, basis.]

VALIC pays each Subadviser a monthly fee with respect to each Fund for which such Subadviser performs services, computed on average daily net assets. VALIC relies on an exemptive order that, among other things, permits VC I to disclose to shareholders the Subadvisers’ fees only in the aggregate for each Fund. The aggregate annual rates, as a percentage of daily net assets, of the fees payable by VALIC to the Subadviser for each Fund may vary according to the level of assets of each Fund.

The following table sets forth the aggregate subadvisory fees paid to the Subadvisers of the Funds by VALIC for the past three fiscal years:

Fund	2026		2025		2024
	% of Net Assets	Dollar Amount	% of Net Assets	Dollar Amount	% of Net Assets	Dollar Amount
Core Bond Fund	[•]	[•]	0.12%	3,194,442	0.16%	4,258,730
Dividend Value Fund	[•]	[•]	0.29%	2,142,298	0.29%	2,183,685
Global Real Estate Fund	[•]	[•]	0.40%	1,383,601	0.40%	1,085,911
Growth Fund[1]	[•]	[•]	0.14%	2,437,872	0.16%	2,302,781
International Growth Fund	[•]	[•]	0.37%	1,364,681	0.37%	1,436,852
International Socially Responsible Fund	[•]	[•]	0.14%	680,406	0.18%	774,694
International Value Fund	[•]	[•]	0.32%	1,414,265	0.35%	1,694,340
Mid Cap Strategic Growth Fund	[•]	[•]	0.36%	3,832,482	0.37%	3,400,833
Mid Cap Value Fund	[•]	[•]	0.41%	3,032,666	0.41%	2,597,153
Small Cap Growth Fund	[•]	[•]	0.41%	2,165,071	0.42%	2,323,394
Small Cap Value Fund	[•]	[•]	0.41%	1,414,645	0.41%	1,732,582
Systematic Growth Fund	[•]	[•]	0.12%	1,182,084	0.12%	1,069,813
Systematic Value Fund	[•]	[•]	0.10%	477,747	0.10%	452,644

[1]

For the fiscal years ended May 31, 2026, 2025 and 2024, VALIC paid SunAmerica $[•], $41,901, and $32,122, respectively, in subadvisory fees or [0.00]%, 0.00%, and 0.00% of net assets, respectively, with respect to the Growth Fund.

SERVICE AGREEMENTS

Amended and Restated Administrative Services Agreement

VC I has entered into an Administrative Services Agreement (“Administrative Services Agreement”) with VALIC (the “Administrator”) on behalf of the Funds to provide certain accounting and administrative services to the Funds. Pursuant to the Administrative Services Agreement, the Administrator provides administrative services to the Board, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds.

SunAmerica located at One World Trade Center, 285 Fulton Street, Suite 49M, New York, NY 10007, performs certain accounting and administrative services for the Funds pursuant to a Sub-Administration Agreement with VALIC (the “Sub-Administration Agreement”). These services include, among others, the calculation of Fund expenses and coordination of disbursements, the provision of reporting services to VC I, and support for valuation and pricing. Prior to January 1, 2026, SunAmerica served as the administrator to VC I, on behalf of its series, pursuant to an amended and restated administrative services agreement with VC I (the “Prior Administrative Services Agreement”) that was materially identical to the current Administrative Services Agreement. SunAmerica is a registered investment adviser and a wholly-owned subsidiary of Venerable Holdings, Inc.

Pursuant to the Administrative Services Agreement, VC I pays the Administrator an annual fee of 0.06% based on average daily net assets plus an accounting basis point fee.1 These fees are paid directly by the Funds.

For the period beginning January 1, 2026 through May 31, 2026, the Funds paid VALIC the following administrative services fees under the Administrative Services Agreement:

Fund Name	01/01/2026 to 05/31/2026
Core Bond Fund	[•]
Dividend Value Fund	[•]
Global Real Estate Fund	[•]
Growth Fund	[•]
International Growth Fund	[•]
International Socially Responsible Fund	[•]
International Value Fund	[•]
Mid Cap Strategic Growth Fund	[•]
Mid Cap Value Fund	[•]
Small Cap Growth Fund	[•]
Small Cap Value Fund	[•]
Systematic Growth Fund	[•]
Systematic Value Fund	[•]

Annual fee of 6 basis points based upon each Fund’s average daily net assets, plus the following Accounting Basis Point Fee:

Accounting Basis Point Fee (Fund complex)†

Net Assets Per Fund	Basis Points

First $10 Billion	0.70

Next $10 Billion	0.60

Next $5 Billion	0.55

Excess	0.35
†	Accounting Basis Point Fee is calculated based upon all assets in the series of VC I, other than “Funds-of-Funds” and the Dynamic Allocation Fund.

For the period beginning June 1, 2025 through December 31, 2025 and the fiscal years ended May 31, 2025 and 2024, the Funds paid SunAmerica the following administrative services fees under the Prior Administrative Services Agreement:

Fund Name	06/01/2025 to 12/31/2025	2025	2024
Core Bond Fund	[•]	1,726,268	1,778,281
Dividend Value Fund	[•]	489,825	501,615
Global Real Estate Fund	[•]	228,628	179,160
Growth Fund	[•]	1,132,796	965,449
International Growth Fund	[•]	248,722	262,198
International Socially Responsible Fund	[•]	325,909	285,125
International Value Fund	[•]	298,050	325,571
Mid Cap Strategic Growth Fund	[•]	701,732	613,843
Mid Cap Value Fund	[•]	494,637	417,752
Small Cap Growth Fund	[•]	348,238	364,825
Small Cap Value Fund	[•]	227,622	280,508
Systematic Growth Fund	[•]	669,634	597,130
Systematic Value Fund	[•]	305,416	288,392

Annual fee of 6 basis points based upon each Fund’s average daily net assets, plus the following Accounting Basis Point Fee:

Accounting Basis Point Fee (Fund complex)†

Net Assets Per Fund	Basis Points

First $25 Billion	0.61

Next $75 Billion	0.70

Excess	0.50
†

Accounting Basis Point Fee was calculated based upon all assets in all registered management investment companies managed and/or administered by SunAmerica and VALIC, other than “Funds-of-Funds” and “Feeder Funds.” The Dynamic Allocation Fund paid SunAmerica an Accounting Basis Point Fee solely with respect the Overlay Component and no fee with respect to the Fund-of-Funds Component.

Master Transfer Agency and Service Agreement

VC I has entered into a Transfer Agency Agreement (the “TA Agreement”) with VALIC Retirement Services Company (“VRSCO”), an affiliate of VALIC located at 2919 Allen Parkway, 8th Floor, Houston, Texas 77019, pursuant to which VRSCO provides transfer agency services to the Funds, including shareholder servicing and dividend disbursement services.

For the fiscal years ended May 31, 2026, 2025 and 2024, the Funds paid VRSCO the following transfer agency fees under the TA Agreement:

Fund Name	2026	2025	2024
Core Bond Fund	[•]	5,249	6,387
Dividend Value Fund	[•]	1,877	2,241
Global Real Estate Fund	[•]	1,758	2,884
Growth Fund	[•]	2,538	2,475
International Growth Fund	[•]	1,878	2,403
International Socially Responsible Fund	[•]	3,096	2,970
International Value Fund	[•]	2,179	3,960
Mid Cap Strategic Growth Fund	[•]	2,418	2,797
Mid Cap Value Fund	[•]	2,846	2,500
Small Cap Growth Fund	[•]	3,862	3,919
Small Cap Value Fund	[•]	7,858	3,957
Systematic Growth Fund	[•]	4,261	4,184
Systematic Value Fund	[•]	3,611	3,466

PORTFOLIO MANAGERS

Other Accounts

The portfolio managers primarily responsible for the day-to-day management of the Funds, as provided in the Prospectus (“Portfolio Managers”), are often engaged in the management of various other accounts. The total number of other accounts managed by each Portfolio Manager (whether managed as part of a team or individually) and the total assets in those accounts, as of May 31, 2026, is provided in the table below. If applicable, the total number of accounts and total assets in accounts that have an advisory fee which is all or partly based on the account’s performance is provided in parentheses or in a footnote.

Advisers/ Subadviser	Portfolio Manager	Other Accounts (As of May 31, 2026)
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets ($ millions)	No. of Accounts	Assets ($ millions)	No. of Accounts	Assets ($ millions)
American Century	Jackie Wagner Jeff Hoernemann, CFA
BlackRock	Cem Inal David Zhao Jennifer Hsui, CFA Matt Waldron, CFA Reid Menge Sally Du, CFA Steven White Peter Siestsema, CFA
Boston Partners	Steven L. Pollack Timothy Collard
ClearBridge	John Baldi Michael Clarfeld, CFA
Columbia	Daisuke Nomoto, CMA (SAAJ) Fred Copper, CFA Paul J. DiGiacomo, CFA
Duff & Phelps	Frank Haggerty, Jr., CFA Geoffrey Dybas, CFA
GSAM	Abhishek Periwal, CFA Alexis Deladierrière, CFA Andrew Alford, MBA, PhD Karhan E. Akcoglu, PhD
Janus	Brian Demain, CFA Cody Wheaton, CFA
JPMIM	Akash Gupta, CFA, FRM Andrew Melchiorre Edward Fitzpatrick III, CFA, MBA Justin Rucker Phillip Hart, CFA

Advisers/ Subadviser	Portfolio Manager	Other Accounts (As of May 31, 2026)
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets ($ millions)	No. of Accounts	Assets ($ millions)	No. of Accounts	Assets ($ millions)
Richard Figuly Robert A. Ippolito, CFA Wonseok Choi
MSIM Inc.	Anil Agarwal Kristian Heugh Lindsay Connor
PineBridge	Dana Burns John Yovanovic, CFA Robert Vanden Assem, CFA
T. Rowe Price	Alexander Paul Roik
Voya IM	Jeffrey D. Parker, CFA, MBA Raymond F. Cunha, CFA, MBA John Coyle Jr.
Wellington Management	Gregory J. Garabedian Matthew J. Kyller, CFA Thomas S. Simon, CFA, FRM

Potential Conflicts of Interest

As shown in the tables above, the Portfolio Managers are responsible for managing other accounts for multiple clients, including affiliated clients (“Other Client Accounts”), in addition to the Funds. In certain instances, conflicts may arise in their management of a Fund and such Other Client Accounts. The Portfolio Managers aim to conduct their activities in such a manner that permits them to deal fairly with each of their clients on an overall basis in accordance with applicable securities laws and fiduciary obligations.

•

Trade Allocations. One situation where a conflict may arise between a Fund and Other Client Accounts is in the allocation of trades among the Fund and the Other Client Accounts. For example, VALIC or a Subadviser may determine that there is a security that is suitable for a Fund as well as for Other Client Accounts which have a similar investment objective. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security, which may adversely affect the value of securities held by the Fund. The Funds, VALIC and the Subadvisers have adopted policies and procedures regarding the allocation of trades and brokerage, which the Fund, VALIC and the Subadvisers believe address the conflicts associated with managing multiple accounts for multiple clients (including affiliated clients). The policies and procedures generally require that securities be allocated among the Funds and Other Client Accounts in a manner that is fair, equitable and consistent with their fiduciary obligations to each.

•

Allocation of Portfolio Managers’ Time. The Portfolio Managers’ management of the Funds and Other Client Accounts may result in a Portfolio Manager devoting a disproportionate amount of time and attention to the management of a Fund and Other Client Accounts if the Funds and Other Client Accounts have different objectives, benchmarks, time horizons, and fees. Generally, VALIC and/or a Subadviser, as the case may be, seek to manage such competing interests for the time and attention of the Portfolio Managers. Although VALIC and the Subadvisers do not track the time a Portfolio Manager spends on the Fund or a single Other Client Account, they do periodically assess whether a Portfolio Manager has adequate time and resources to effectively manage all of such Portfolio Manager’s accounts. In certain instances, Portfolio Managers may be employed by two or more employers.

•

Personal Trading by Portfolio Managers. The management of personal accounts by a Portfolio Manager may give rise to potential conflicts of interest. While generally, VALIC’s and Subadvisers’ Codes of Ethics will impose limits on the ability of a Portfolio Manager to trade for his or her personal account, especially where such trading might give rise to a potential conflict of interest, there is no assurance that VALIC’s and the Subadvisers’ Codes of Ethics will eliminate such conflicts.

Other than the conflicts described, above and in the sections below VC I is not aware of any material conflicts that may arise in the connection with each Portfolio Manager’s management of the Funds’ investments and such Other Accounts. We believe the Subadvisers have adopted procedures reasonably designed to ensure that the Portfolio Managers meet their fiduciary obligations to the Funds for whom they serve as Portfolio Managers and treat every Fund they subadvise fairly and equitably over time.

Compensation of Portfolio Managers

Pursuant to the Subadvisory Agreements, each Subadviser is responsible for paying its own expenses in connection with the management of the Funds, including the compensation of its Portfolio Managers. The structure and method of compensation of the Portfolio Managers, organized by Subadviser, is described below.

[American Century

Compensation

American Century Investments portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. As of May 31, 2026, it includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity.

Base Salary. Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus. A significant portion of portfolio manager compensation takes the form of an annual incentive bonus, which is determined by a combination of factors. One factor is the investment performance of funds a portfolio manager manages. The mutual funds’ investment performance is generally measured by a combination of one-, three- and five-year pre-tax performance relative to various benchmarks and/or internally-customized peer groups. The performance comparison periods may be adjusted based on a fund’s inception date or a portfolio manager’s tenure on the fund.

Portfolio managers may have responsibility for multiple American Century Investments products. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility. Portfolio managers also may have responsibility for other types of managed portfolios or ETFs. If the performance of a managed account or ETF is considered for purposes of compensation, it is generally measured via the same criteria as an American Century Investments mutual fund (i.e., relative to the performance of a benchmark and/or peer group).

A second factor in the bonus calculation relates to the performance of a number of American Century Investments products managed according to one of the following investment disciplines: global growth equity, global value equity, disciplined equity, global fixed-income, and multi-asset strategies. The performance of American Century ETFs may also be included for certain investment disciplines. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal-weighted) or a combination of one-, three- and five-year performance (equal or asset-weighted) depending on the portfolio manager’s responsibilities and products managed and the composite for certain portfolio managers may include multiple disciplines. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of portfolio managers’ bonuses may be discretionary and may be tied to factors such as profitability or individual performance goals, such as research projects and the development of new products.

Restricted Stock Plans. Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product-specific considerations such as profitability. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three to four years).

Deferred Compensation Plans. Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century Investments mutual funds in which the portfolio manager chooses to invest them.

Conflicts of Interest.

Certain conflicts of interest may arise in connection with American Century Investments’ management of client portfolios with different investment strategies. Potential conflicts can include, for example, one investment strategy buying or selling a security while another has a different, potentially opposite, position in the same security. This may include one investment strategy taking a short position in the security of an issuer that is held long in another investment strategy (or vice versa). Other potential conflicts may arise with respect to the allocation of investment opportunities across client portfolios, which are discussed in more detail below. American Century Investments has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Management of American Century Investments’ client portfolios is organized according to investment discipline and investment strategy. Investment disciplines include, for example, Disciplined Equity, Global Growth Equity (both U.S. and Global/Non-U.S.), Global Value Equity, Global Fixed Income, Multi-Asset Strategies, American Century Rules-Based ETF strategies, Avantis Investors strategies, and Private Investments. Within each investment discipline are one or more portfolio teams responsible for managing specific investment strategies, such as U.S. Disciplined Core Value, U.S. Small Cap Value, U.S. Large Cap Growth, Emerging Markets Equity and U.S. Core Fixed Income. In some cases, a portfolio manager or team may be responsible for managing (or assisting in managing) multiple investment strategies within or across investment disciplines. Generally, client portfolios with similar investment strategies are managed by the same portfolio management team using similar investment objectives, approaches and philosophies. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across client portfolios with similar investment strategies, which minimizes the potential for conflicts of interest. In addition, American Century Investments maintains information barriers that restrict portfolio management teams within an investment discipline from having access to information regarding security positions, orders or transactions in client portfolios or investment strategies in other investment disciplines. If a portfolio manager or team manages or assists in managing an investment strategy in another investment discipline, that portfolio manager or team will only have access to information relating to that investment strategy and not other investment strategies within that investment discipline. The information barriers are intended to aid in preventing the misuse of portfolio holdings information or trading activity in other investment disciplines. Portfolio managers or teams that manage (or assist in managing) investment strategies across investment disciplines will not allow their access to portfolio holdings and/or trading information in one investment discipline to in any way impact decisions they make for client portfolios in other investment disciplines.

For each investment strategy, one portfolio is generally designated as the “policy portfolio.” Other portfolios with similar investment objectives, guidelines and restrictions, if any, are referred to as “tracking portfolios.” When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century Investments’ trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century Investments may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century Investments has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century Investments has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. A centralized trading desk executes all fixed income securities transactions for Avantis ETFs and mutual funds. For all other funds in the American Century complex, portfolio teams are responsible for executing fixed income trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system. There is an ethical wall between the Avantis trading desk and all other American Century traders. The Advisor’s Global Head of Trading monitors all trading activity for best execution and to make sure no set of clients is being systematically disadvantaged.

Finally, investment of American Century Investments’ corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century Investments has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century Investments to the detriment of client portfolios.

BlackRock

Compensation.

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base Compensation. Generally, discretionary incentive compensation for Fundamental Equities portfolio managers is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program is based on team revenue and pretax investment performance relative to appropriate competitors or benchmarks over 3- and 5-year performance periods, as applicable. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. BlackRock’s global compensation team determines the benchmarks or rankings against which the performance of funds and other accounts managed by each portfolio management team is compared and the period of time over which performance is evaluated. With respect to these portfolio managers, such benchmarks for the Funds and other accounts are:

Portfolio Manager	Benchmarks
[ ]	[ ]

A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, technology and innovation. These factors are considered collectively by BlackRock management and the relevant Chief Investment Officers.

Discretionary Incentive Compensation – [ ] Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed income and multi-asset class funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. Performance of index funds is based on the performance of such funds relative to pre-determined tolerance bands around a benchmark, as applicable. The performance of [ ] is not measured against a specific benchmark. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.

Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of these Funds have deferred BlackRock, Inc. stock awards.

For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.

Other Compensation Benefits. In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans—BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($350,000 for 2025). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. All of the eligible portfolio managers are eligible to participate in these plans.

Conflicts of Interest.

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably overtime. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which

BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Fund. It should also be noted that Messrs. Kim, Menge, Piazza and Shen may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Messrs. Kim, Menge, Piazza and Shen may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Boston Partners

Compensation.

Our most valuable asset is our people. Our compensation, work environment, and other incentives reflect the value we place on our employees as well as the competitive markets in which they live: Boston, London, Los Angeles, New York, and San Francisco. All investment professionals receive a compensation package comprising an industry-competitive base salary, a discretionary bonus, and long-term incentives. Through our bonus program, key investment professionals are rewarded primarily for strong investment performance. This aligns Boston Partners team’s incentives firmly with our client’s objectives and provides the financial and work environment incentives that help keep our team in place. Our approach has led to industry-leading investment staff continuity and extremely low unplanned staff turnover.

Typically, bonuses are based on a combination of one or more of the following four criteria:

1.	Individual contribution: an evaluation of the professional’s contribution based on the expectations established at the beginning of each year;

2.	Product investment performance: performance of the investment product(s) with which the individual is involved versus the pre-designed index, based on the excess return;

3.	Investment team performance: the financial results of the investment group responsible for our client’s assets;

4.	Firm-wide performance: the overall financial performance of Boston Partners.

When employees share in the future growth of the firm, their interests are more closely aligned with those of our clients. Our long-term incentive program effectively confers a significant 20%-30% ownership interest in the value of the business to key employees. Annual awards are made by our Compensation Committee and are meant to equate to an additional 10%-20% of the participants’ cash bonus awards.

We retain professional compensation consultants with asset management expertise to periodically review our practices and ensure they remain highly competitive.

Conflicts of Interest.

Boston Partners recognizes that potential conflicts may arise from the side-by-side management of registered investment companies and “investment accounts,” which include privately offered funds and separately managed accounts of individuals and institutional investors. Where Boston Partners’ separately managed accounts are charged performance fees, Portfolio Managers may be inclined to take investment risks that are outside the scope of such client’s investment objectives and strategy. In addition, since Boston Partners’ private investment funds charge performance fees and share those fees with Portfolio Managers, such Portfolio Managers may also be inclined to take additional investment risks. Boston Partners maintains a Trade Allocation and Aggregation Policy as well as a Simultaneous Management Policy to ensure that client accounts are treated fairly and equitably. The Compliance Department reviews allocations and dispersion regularly. Risk Management performs periodic reviews to ensure the product complies with the investment strategy and defined risk parameters.

ClearBridge

Description of Compensation Structure

ClearBridge’s Portfolio Managers participate in a competitive compensation program that is designed to attract and retain outstanding investment professionals and closely align the interests of its investment professionals with those of its clients and overall firm results. The total compensation program includes a significant incentive component that rewards high performance standards, integrity, and collaboration consistent with the firm’s values. Portfolio Manager compensation is reviewed and modified each year as appropriate to reflect changes in the market and to ensure the continued alignment with the goals stated above. ClearBridge’s Portfolio Managers and other investment professionals receive a combination of base compensation and discretionary compensation, comprising a cash incentive award and deferred incentive plans described below.

Base salary compensation. Base salary is fixed and primarily determined based on market factors and the experience and responsibilities of the investment professional within the firm.

Discretionary compensation can include:

•	Cash Incentive Award
•

ClearBridge’s Deferred Incentive Plan (CDIP) – a mandatory program that typically defers a portion of discretionary year-end compensation into ClearBridge managed products. For Portfolio Managers, one-half of this deferral is invested in their primary managed strategy and one-half can be elected to be invested in one or more of ClearBridge’s managed funds. Consequently, Portfolio Managers can have their entire CDIP award invested in their primary managed product. For research analysts their deferral is invested in one or more of ClearBridge managed funds. This investment is a company asset held on the balance sheet and paid out to the employees in shares subject to vesting requirements.

•

Restricted Stock Deferral – a mandatory program that typically defers a portion of discretionary year-end compensation into Franklin Resources restricted stock. The award is paid out to employees in shares subject to vesting requirements.

Several factors are considered by ClearBridge Senior Management when determining discretionary compensation for Portfolio Managers. These include but are not limited to:

•

Investment performance. A Portfolio Manager’s compensation is linked to the investment performance of the fund/accounts managed by the Portfolio Manager. Investment performance is calculated for 1-,3-, and 5-year periods measured against the applicable product benchmark (e.g., a securities index and, with respect to a fund, the benchmark set forth in the fund’s Prospectus) and relative to applicable industry peer groups. The greatest weight is generally placed on 3- and 5-year performance;

•	Appropriate risk positioning that is consistent with the strategy’s investment philosophy and approach to generation of alpha;
•	Overall Firm profitability and performance;
•	Amount and nature of assets managed by the Portfolio Manager;
•	Contributions for asset retention, gathering and client satisfaction;

•	Contribution to mentoring, coaching and/or supervising;
•	Contribution and communication of investment ideas in ClearBridge’s Investment meetings and on a day to day basis; and
•	Market compensation survey research by independent third parties.

Potential Conflicts of Interest

Potential conflicts of interest may arise when the fund’s portfolio managers also have day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the fund’s portfolio managers.

The subadviser and the fund have adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for the subadviser and the individuals that each employs. For example, the subadviser seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style. The subadviser has also adopted trade allocation procedures that are designed to facilitate the fair allocation of investment opportunities among multiple funds and accounts. There is no guarantee, however, that the policies and procedures adopted by the subadviser and the fund will be able to detect and/or prevent every situation in which an actual or potential conflict may appear. These potential conflicts include:

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Investment Opportunities. If a portfolio manager identifies an investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity. The subadviser has adopted policies and procedures to ensure that all accounts, including the fund, are treated equitably.

Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Selection of Broker/Dealers. In addition to executing trades, some broker/dealers provide brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. For this reason, the subadviser has formed a brokerage committee that reviews, among other things, the allocation of brokerage to broker/dealers, best execution and soft dollar usage.

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the manager’s management fee (and the percentage paid to the subadviser) differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the manager and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Columbia

Compensation.

Portfolio manager direct compensation is typically comprised of a base salary, and an annual incentive award that is paid either in the form of a cash bonus if the size of the award is under a specified threshold, or, if the size of the award is over a specified threshold, the award is paid in a combination of a cash bonus, an equity incentive award, and deferred compensation. Equity incentive awards are made in the form of Ameriprise Financial, Inc. (“Ameriprise Financial”) restricted stock or, for more senior employees, both Ameriprise Financial restricted stock and stock options. The investment return credited on deferred compensation is based on the performance of specified funds advised by Columbia (“Columbia Funds”), in most cases including the Columbia Funds the portfolio manager manages.

Base salary is typically determined based on market data relevant to the employee’s position, as well as other factors including internal equity. Base salaries are reviewed annually, and increases are typically given as promotional increases, internal equity adjustments, or market adjustments.

Under the Columbia annual incentive plan for investment professionals, awards are discretionary, and the amount of incentive awards for investment team members is variable based on (1) an evaluation of the investment performance of the investment team of which the investment professional is a member, reflecting the performance (and client experience) of the funds or accounts the investment professional manages and, if applicable, reflecting the individual’s work as an investment research analyst, (2) the results of a peer and/or management review of the individual, taking into account attributes such as team participation, investment process followed, communications, and leadership, and (3) the amount of aggregate funding of the plan determined by senior management of Columbia Threadneedle Investments and Ameriprise Financial, which takes into account Columbia Threadneedle Investments revenues and profitability, as well as Ameriprise Financial profitability, historical plan funding levels and other factors. Columbia Threadneedle Investments revenues and profitability are largely determined by assets under management. In determining the allocation of incentive compensation to investment teams, the amount of assets and related revenues managed by the team is also considered, alongside investment performance. Individual awards are subject to a comprehensive risk adjustment review process to ensure proper reflection in remuneration of adherence to Columbia’s controls and Code of Conduct.

Investment performance for a fund or other account is measured using a scorecard that compares account performance against benchmarks, custom indexes and/or peer groups. Account performance may also be compared to unaffiliated passively managed ETFs, taking into consideration the management fees of comparable passively managed ETFs, when available and as determined by Columbia. Consideration is given to relative performance over the one-, three- and five-year periods, with the largest weighting on the three-year comparison. For individuals and teams that manage multiple strategies and accounts, relative asset size is a key determinant in calculating the aggregate score, with weighting typically proportionate to actual assets. For investment leaders who have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance. Exceptions to this general approach to bonuses exist for certain teams and individuals.

Equity incentive awards are designed to align participants’ interests with those of the shareholders of Ameriprise Financial. Equity incentive awards vest over multiple years, so they help retain employees.

Deferred compensation awards are designed to align participants’ interests with the investors in the Columbia Funds and other accounts they manage. The value of the deferral account is based on the performance of Columbia Funds. Employees have the option of selecting from various Columbia Funds for their deferral account, however portfolio managers must (other than by strict exception) allocate a minimum of 25% of their incentive awarded through the deferral program to the Columbia Fund(s) they manage. Deferrals vest over multiple years, so they help retain employees.

For all employees the benefit programs generally are the same and are competitive within the financial services industry. Employees participate in a wide variety of plans, including options in Medical, Dental, Vision, Health Care and Dependent Spending Accounts, Life Insurance, Long Term Disability Insurance, 401(k), and a cash balance pension plan.

Conflicts of Interest.

Like other investment professionals with multiple clients, the Fund’s portfolio managers may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. Columbia and the Fund have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of funds or other accounts with different advisory fee rates and/or fee structures, including accounts, such as Columbia’s hedge funds, that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor accounts that pay higher fees, including performance fee accounts, such that the portfolio manager may have an incentive to allocate attractive investments disproportionately to performance fee accounts.

Similar conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. When Columbia determines it necessary or appropriate in order to ensure compliance with restrictions on joint transactions under the 1940 Act, the Fund may not be able to invest in privately-placed securities in which other accounts advised by Columbia using a similar style, including performance fee accounts, are able to invest, even when Columbia believes such securities would otherwise represent attractive investment opportunities. As a general matter and subject to Columbia’s Code of Ethics and certain limited exceptions, including for investments in Columbia’s hedge funds, Columbia’s investment professionals do not have the opportunity to invest in client accounts, other than the funds advised by Columbia.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Fund. A portfolio manager’s decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the Fund and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for the Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of the Fund as well as other accounts, Columbia’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the Fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold. Columbia and its investment advisory affiliates (“Participating Affiliates”) may coordinate their trading operations for certain types of securities and transactions pursuant to personnel-sharing agreements or similar intercompany arrangements. However, typically Columbia does not coordinate trading activities with a Participating Affiliate with respect to accounts of that Participating Affiliate unless such Participating Affiliate is also providing trading services for accounts managed by Columbia. Similarly, a Participating Affiliate typically does not coordinate trading activities with Columbia with respect to accounts of Columbia unless Columbia is also providing trading services for accounts managed by such Participating Affiliate. As a result, it is possible that Columbia and its Participating Affiliates may trade in the same instruments at the same time, in the same or opposite direction or in different sequence, which could negatively impact the prices paid by the Fund on such instruments. Additionally, in circumstances where trading services are being provided on a coordinated basis for Columbia’s accounts (including the Fund) and the accounts of one or more Participating Affiliates in accordance with applicable law, it is possible that the allocation opportunities available to the Fund may be decreased, especially for less actively traded securities, or orders may take longer to execute, which may negatively impact Fund performance.

“Cross trades,” in which a portfolio manager sells a particular security held by the Fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. Columbia has adopted compliance procedures that provide that any transactions between the Fund and another account managed by Columbia are to be made at a current market price, consistent with applicable laws and regulations.

Another potential conflict of interest may arise based on the different investment objectives and strategies of the Fund and other accounts managed by its portfolio managers. Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for the Fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for the Fund, even though it could have been bought or sold for the Fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Fund.

The Fund’s portfolio managers also may have other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could exist in managing the Fund and other accounts. Many of the potential conflicts of interest to which Columbia’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the investment management activities of Columbia and its affiliates.

In addition, a portfolio manager’s responsibilities may include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that he/she manages versus communicating his/her analyses to other portfolio managers concerning securities that he/she follows as an analyst.

Duff & Phelps

Conflicts of Interest.

There may be certain inherent conflicts of interest that arise in connection with the portfolio managers’ management of a mutual fund’s investments and the investments of any other accounts they manage. Such conflicts could include the aggregation of orders for all accounts managed by a particular portfolio manager, the allocation of purchases across all such accounts, the allocation of IPOs and any soft dollar arrangements that the relevant subadviser may have in place that could benefit the mutual funds and/or such other accounts. Duff & Phelps has adopted policies and procedures designed to address any such conflicts of interest, including, among others, policies and procedures relating to the allocation of investment opportunities, soft dollars, aggregation of trades. Duff & Phelps also has adopted a Code of Ethics under Rule 17j-1 under the Investment Company Act of 1940 and Rule 204A-1 under the Investment Advisers Act of 1940 to address potential conflicts of interest that can occur when managing mutual fund or client accounts and a portfolio manager’s personal accounts. Additionally, Duff & Phelps believes that any conflicts of interest between the investment strategies of a mutual fund and the investment strategies of other accounts managed by portfolio managers are not expected to be material since portfolio managers generally manage funds and other accounts having similar investment strategies.

Compensation.

Duff & Phelps’ compensation program facilitates an alignment of interests between clients, employees, and Virtus (D&P’s parent company). The program consists of the following:

•	Base salary
•	Annual incentive compensation (bonus)
•	Fund units
•	Restricted shares in Virtus

D&P establishes a competitive base salary by evaluating each person’s experience, skills, and qualifications. Base salaries are benchmarked against third-party studies to remain competitive.

D&P’s pre-tax profits fund its bonus pool. Performance-based bonuses are distributed annually from the pool as cash awards and deferred compensation. Individual awards for investment professionals are assessed using comparisons of actual investment performance with specific peer group or index measures. For compensation purposes, performance is generally measured over one-, three-, and five-year periods and an individual manager’s participation is based on the performance of each fund/account managed.

Certain investment professionals may receive a portion of their deferred compensation in fund units whose value is linked to the performance of the strategies managed or advised by the respective investment professional. For certain senior personnel, deferred compensation may include restricted Virtus shares, which fully vest after three years and are subject to continuing employment to further encourage employee retention.

GSAM.

Compensation for GSAM Portfolio Managers is comprised of a base salary and year-end discretionary variable compensation. The base salary is fixed from year to year. Year-end discretionary variable compensation is primarily a function of each Portfolio Manager’s individual performance and his or her contribution to overall team performance; the performance of GSAM and Goldman Sachs; the team’s net revenues for the past year which in part is derived from advisory fees, and for certain accounts, performance-based fees; and anticipated compensation levels among competitor firms. Portfolio Managers are rewarded, in part, for their delivery of investment performance, which is reasonably expected to meet or exceed the expectations of clients and fund shareholders in terms of: excess return over an applicable benchmark, peer group ranking, risk management and factors specific to certain funds such as yield or regional focus. Performance is judged over one-, three- and five-year time horizons.

The benchmark for the Systematic Growth Fund is the Russell 1000® Growth Index. The benchmark for the International Value Fund is the MSCI EAFE Index.

The discretionary variable compensation for Portfolio Managers is also significantly influenced by various factors, including: (1) effective participation in team research discussions and process; and (2) management of risk in alignment with the targeted risk parameters and investment objectives of the Portfolio. Other factors may also be considered including: (1) general client/shareholder orientation, and (2) teamwork and leadership.

As part of their year-end discretionary variable compensation and subject to certain eligibility requirements, GSAM Portfolio Managers may receive deferred equity-based and similar awards, in the form of: (1) shares of The Goldman Sachs Group, Inc. (restricted stock units); and, (2) for certain Portfolio Managers, performance-tracking (or “phantom”) shares of the GSAM mutual funds that they oversee or service. Performance-tracking shares are designed to provide a rate of return (net of fees) equal to that of the fund(s) that a Portfolio Manager manages, or one or more other eligible funds, as determined by senior management, thereby aligning portfolio manager compensation with fund shareholder interests. The awards are subject to vesting requirements, deferred payment and clawback and forfeiture provisions. GSAM, Goldman Sachs or their affiliates expect, but are not required to, hedge the exposure of the performance-tracking shares of a fund by, among other things, purchasing shares of the relevant fund(s).

Other Compensation. In addition to base salary and year-end discretionary variable compensation, the firm has a number of additional benefits in place including (1) a 401k program that enables employees to direct a percentage of their base salary and bonus income into a tax-qualified retirement plan; and (2) investment opportunity programs in which certain professionals may participate subject to certain eligibility requirements.

Conflicts of Interest.

GSAM is part of The Goldman Sachs Group, Inc. (together with its affiliates, directors, partners, trustees, managers, members, officers and employees, “Goldman Sachs”), a financial holding company. The involvement of GSAM, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to the Fund and may, under certain circumstances limit the Fund’s investment activities. Goldman Sachs is a worldwide full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and individuals. Goldman Sachs acts as a broker-dealer, investment adviser, investment banker, underwriter, research provider, administrator, financier, adviser, market maker, trader, prime broker, derivatives dealer, clearing agent, lender, custodian, counterparty, agent, principal, distributor, investor or in other commercial capacities (including portfolio companies) for accounts or companies or affiliated or unaffiliated investment funds (including pooled investment vehicles and private funds). In those and other capacities, Goldman Sachs and its affiliates advise and deal with clients and third parties in all markets and transactions and purchase, sell, hold and recommend a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for their own accounts or for the accounts of their customers and have other direct and indirect interests in the global fixed income, currency, commodity, equities, bank loans and other markets and the securities and issuers in which the Fund may directly and indirectly invest. Thus, it is likely that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs and its affiliates perform or seek to perform investment banking or other services.

As a manager of the Fund, GSAM receives management fees from the Fund. In addition, GSAM’s affiliates may earn fees from relationships with the Fund.

Although these fees are generally based on asset levels, the fees are not directly contingent on Fund performance, and Goldman Sachs may still receive significant compensation from the Fund even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Fund and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Fund. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Fund. The results of the Fund’s investment activities, therefore, may differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that the Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for Goldman Sachs or other accounts. In addition, the Fund may enter into transactions in which Goldman Sachs and its affiliates or their other clients have an adverse interest. For example, the Fund may take a long position in a security at the same time that Goldman Sachs and its affiliates or other accounts managed by GSAM or its affiliates take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Fund. In some cases, such adverse impacts may result from differences in timing of transactions by accounts relative to when the Fund executes transactions in the same securities. Transactions by one or more Goldman Sachs-advised clients or GSAM may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund.

The Fund’s activities may, under certain circumstances, be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions.

As a global financial services firm, Goldman Sachs and its affiliates also provide a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and/or effect transactions in, securities of issuers held by the Fund, and may also perform or seek to perform investment banking and financial services for one or more of those issuers. Goldman Sachs and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to, distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund.

For a more detailed description of potential conflicts of interest, please refer to the language from GSAM’s ADV Part 2.

Janus

Conflicts of Interest

Portfolio management generally manages other accounts, including accounts that may hold the same securities as or pursue investment strategies similar to the Funds. Those other accounts may include separately managed accounts, model or emulation accounts, Janus Henderson mutual funds and ETFs, private-label funds for which Janus or an affiliate serves as subadvisers or other Janus Henderson pooled investment vehicles, such as hedge funds, which may have different fee structures or rates than a Fund or may have a performance-based management fee. Janus or an affiliate may also proprietarily invest in or provide seed capital to some but not all of these accounts. In addition, portfolio management may personally invest in or provide seed capital to some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. Further, portfolio management (or their family members) may beneficially own or transact in the same securities as those held in a Fund’s portfolio. Moreover, portfolio management may also have other roles at Janus (e.g. research analysts) and receive compensation attributable to the other roles. Portfolio management may also have roles with an affiliate of Janus provide advice on behalf of Janus through participating affiliate agreements, and receive compensation attributable to other roles. These factors could create conflicts of interest between portfolio management and the Funds because portfolio management may have incentives to favor one or more accounts over others or one role over another in the allocation of time, resources, or investment opportunities and the sequencing of trades, resulting in the potential for the Fund to be disadvantaged relative to one or more other accounts. A conflict of interest between the Funds and other clients, including one or more Funds, may arise if portfolio management identifies a limited investment opportunity that may be appropriate for a Fund, but the Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among other accounts also managed by such portfolio management. A conflict may also arise if portfolio management executes transactions in one or more accounts that adversely impact the value of securities held by a Fund. Janus believes that these and other conflicts are mitigated by policies, procedures, and practices in place, including those governing personal trading, proprietary trading, seed capital deployment, aggregation and allocation of trades, allocation of limited offerings, cross trades, and best execution. In addition, Janus generally requires portfolio management to manage accounts with similar investment strategies similarly, subject to a variety of exceptions, including, but not limited to, investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. Janus monitors accounts with similar strategies for any holdings, risk, performance dispersion, or unfair treatment. Janus (and its affiliates) generate trades throughout the day, depending on the volume of orders received from portfolio management, for all of its clients using trade system software. Trades are pre-allocated to individual clients and submitted to selected brokers via electronic files, in alignment with Janus’s best execution policy. If an order is not filled, executed shares are allocated to client accounts in proportion to the order. In addition, Janus has adopted trade allocation procedures that govern the allocation of securities among various Janus Henderson accounts.

Janus manages the Funds and the Janus Henderson “funds of funds,” which are funds that invest primarily in other Janus Henderson funds. Because Janus manages the Janus Henderson “funds of funds” and the Funds, it is subject to certain potential conflicts of interest when allocating the assets of a Janus Henderson “fund of funds” among such Funds. For example, Janus has a conflict of interest in selecting investments for a Fund because the underlying funds, unlike unaffiliated investment companies, pay fees to Janus, and the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. Further, the Janus Henderson “funds of funds” investments have been and may continue to be a significant portion of the investments in other Janus Henderson funds, allowing Janus the opportunity to recoup expenses it previously waived or reimbursed for a Fund or to reduce the amount of seed capital investment needed by Janus for the Janus Henderson funds.

Compensation

Portfolio Manager Compensation: The following describes the structure and method of calculating portfolio management’s compensation as of [September 30, 2025]. Portfolio management is compensated for managing a Fund and any other funds, portfolios, or accounts for which they have exclusive or shared responsibilities through two components: fixed compensation and variable compensation. Compensation (both fixed and variable) is determined on a pre-tax basis.

Fixed Compensation: Fixed compensation is paid in cash and is comprised of an annual base salary. The base salary is based on factors such as performance, scope of responsibility, skills, knowledge, experience, ability, and market competitiveness.

Variable Compensation: Portfolio management’s variable compensation is discretionary and is determined by investment team management. The overall investment team variable compensation pool is funded by an amount equal to a percentage of Janus’s pre-incentive operating income. In determining individual awards, both quantitative and qualitative factors are considered. Such factors include among other things, consistent short-term and long-term fund performance (i.e., one-, three-, and five-year performance), client support, and investment team support through the sharing of ideas, leadership, development, mentoring, and teamwork.

Performance fees: The firm receives performance fees in relation to certain funds depending on the outperformance of the fund against pre-determined benchmarks. Performance fees are shared directly with the investment professional in two instances; on a discretionary basis, if the fees were generated by certain products, and on a formulaic basis, if there is a contractual agreement in place.

The discretionary performance fee-sharing incentives are funded from within the profit pools and are subject to the same risk adjustment, review, and standard deferral arrangements that apply to the discretionary funding frameworks.

Deferrals/Firm Ownership: All employees are subject to Janus’s standard deferral arrangements which apply to variable incentive awards. Deferral rates apply to awards that exceed a minimum threshold, rates of deferral increase for larger incentive awards. Deferred awards vest in three equal installments over 3 years and are delivered into JHG-restricted stock and/or funds. Portfolio management may be eligible to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JHG’s Executive Income Deferral Program.

JPMIM

Compensation.

JPMIM’s compensation programs are designed to align the behavior of employees with the achievement of its short- and long-term strategic goals, which revolve around client investment objectives. This is accomplished in part, through a balanced performance assessment process and total compensation program, as well as a clearly defined culture that rigorously and consistently promotes adherence to the highest ethical standards.

The compensation framework for JPMIM portfolio managers (“Portfolio Managers”) participating in public market investing activities is based on several factors that drive alignment with client objectives, the primary of which is investment performance, alongside of the firm-wide performance dimensions. The framework focuses on Total Compensation – base salary and variable compensation. Variable compensation is in the form of cash incentives, and/or long-term incentives in the form of fund-tracking incentives (referred to as the “Mandatory Investment Plan” or “MIP”) and/or equity-based JPMorgan Chase Restricted Stock Units (“RSUs”) with defined vesting schedules and corresponding terms and conditions. Long-term incentive awards may comprise up to 60% of overall incentive compensation, depending on an employee’s pay level.

The performance dimensions for Portfolio Managers are evaluated annually based on several factors that drive investment outcomes and value—aligned with client objectives—including, but not limited to:

Investment performance, generally weighted more to the long-term, with specific consideration for Portfolio Managers of investment performance relative to competitive indices or peers over one-, three-, five- and ten-year periods, or, in the case of funds designed to track the performance of a particular index, the Portfolio Managers success in tracking such index;

•	The scale and complexity of their investment responsibilities;
•	Individual contribution relative to the client’s risk and return objectives;
•	Business results, as informed by investment performance; risk, controls and conduct objectives; client/customer/stakeholder objectives, teamwork and leadership objectives; and

•

Adherence with JPMorgan’s compliance, risk, regulatory and client fiduciary responsibilities, including, as applicable, adherence to the JPMorgan Asset Management Sustainability Risk Integration Policy, which contains relevant financially material Environmental, Social and Corporate Governance (“ESG”) factors that are intended to be assessed in investment decision- making.

In addition to the above performance dimensions, the firm-wide pay-for-per performance framework is integrated into the final assessment of incentive compensation for an individual Portfolio Manager. Feedback from JPMorgan’s risk and control professionals is considered in assessing performance and compensation.

Portfolio Managers are subject to a mandatory deferral of long-term incentive compensation under JPMorgan’s “MIP”. In general, the MIP provides for a rate of return equal to that of the particular fund(s), thereby aligning the Portfolio Manager’s pay with that of the client’s experience/return.

For Portfolio Managers participating in public market investing activities, 50% of their long-term incentives are subject to a mandatory deferral in the MIP, and the remaining 50% can be granted in the form of RSUs or additional participation in MIP at the election of the Portfolio Manager.

For the portion of long-term incentives subject to mandatory deferral in the MIP (50%), the incentives are allocated to the fund(s) the Portfolio Manager manages, as determined by the employee’s respective manager and reviewed by senior management.

In addition, named Portfolio Managers on a sustainable fund(s) are required to allocate at least 25% of their mandatory deferral in at least one dedicated sustainable fund(s).

To hold individuals responsible for taking risks inconsistent with JPMorgan’s risk appetite and to discourage future imprudent behavior, we have policies and procedures that enable us to take prompt and proportionate actions with respect to accountable individuals, including:

•	Reducing or altogether eliminating annual incentive compensation;
•	Canceling unvested awards (in full or in part);
•	Clawback/recovery of previously paid compensation (cash and / or equity);
•	Demotion, negative performance rating or other appropriate employment actions; and
•	Termination of employment.

The precise actions we take with respect to accountable individuals are based on circumstances, including the nature of their involvement, the magnitude of the event and the impact on JPMorgan.

In evaluating each Portfolio Manager’s performance with respect to the accounts he or she manages, JPMorgan uses the following indices as benchmarks to evaluate the performance of the portfolio manager with respect to the accounts:

Name of Fund	Benchmark
Core Bond Fund	Bloomberg U.S. Aggregate Bond Index
Small Cap Value Fund	Russell 2000 Index

Conflicts of Interest.

J.P. Morgan Investment Management Inc. (“JPMIM”) and/or its affiliates (the “Affiliates” or “JPMorgan”) provide an array of discretionary and non-discretionary investment management services and products to institutional clients (including third-party registered investment companies (“Funds”)) and individual investors. The following describes potential and actual conflicts of interest that JPMorgan can face in the operation of its investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. Additional information about potential conflicts of interest regarding JPMorgan is set forth in JPMorgan’s Form ADV. A copy of Part 1 and Part 2A of JPMorgan’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov).

Acting for Multiple Clients. The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the fund (“Other Accounts”). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing JPMIM’s and its Affiliates clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimize the potential for conflicts of interest.

In general, JPMIM faces conflicts of interest when it renders investment advisory services to several clients and, from time to time, provides dissimilar investment advice to different clients. For example, when Funds or Other Accounts engage in short sales of the same securities held by a Fund, JPMIM could be seen as harming the performance of a Fund for the benefit of the Other Accounts engaging in short sales, if the short sales cause the market value of the securities to fall. In addition, a conflict could arise when one or more Other Accounts invest in different instruments or classes of securities of the same issuer than those in which a Fund invests. In certain circumstances, Other Accounts have different investment objectives or could pursue or enforce rights with respect to a particular issuer in which a Fund has also invested and these activities could have an adverse effect on the Fund. For example, if a Fund holds debt instruments of an issuer and an Other Account holds equity securities of the same issuer, then if the issuer experiences financial or operational challenges, the Fund (which holds the debt instrument) may seek a liquidation of the issuer, whereas the Other Account (which holds the equity securities) may prefer a reorganization of the issuer. In addition, an issuer in which the Fund invests may use the proceeds of the Fund’s investment to refinance or reorganize its capital structure which could result in repayment of debt held by JPMorgan or an Other Account. If the issuer performs poorly following such refinancing or reorganization, the Fund’s results will suffer whereas the Other Account’s performance will not be affected because the Other Account no longer has an investment in the issuer. Conflicts are magnified with respect to issuers that become insolvent. It is possible that in connection with an insolvency, bankruptcy, reorganization, or similar proceeding, a Fund will be limited (by applicable law, courts or otherwise) in the positions or actions it will be permitted to take due to other interests held or actions or positions taken by JPMorgan or Other Accounts.

Positions taken by Other Accounts may also dilute or otherwise negatively affect the values, prices or investment strategies associated with positions held by a Fund. For example, this may occur when investment decisions for a Fund are based on research or other information that is also used to support portfolio decisions by JPMIM for Other Accounts following different investment strategies or by Affiliates in managing their clients’ accounts. When an Other Account or an account managed by an Affiliate implements a portfolio decision or strategy ahead of, or contemporaneously with, similar portfolio decisions or strategies for a Fund (whether or not the portfolio decisions emanate from the same research analysis or other information), market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable investment results, and the costs of implementing such portfolio decisions or strategies could be increased or the Fund could otherwise be disadvantaged.

Investment opportunities that are appropriate for a Fund may also be appropriate for Other Accounts and there is no assurance the Fund will receive an allocation of all or a portion of those investments it wishes to pursue. JPMIM’s management of an Other Account that pays it a performance fee or a higher management fee and follows the same or similar strategy as a Fund or invests in substantially similar assets as a Fund, creates an incentive for JPMIM to favor the account paying it the potentially higher fee, e.g., in placing securities trades.

JPMIM and its Affiliates, and any of their directors, partners, officers, agents or employees, also buy, sell, or trade securities for their own accounts or the proprietary accounts of JPMorgan and/or an Affiliate. JPMorgan and/or an Affiliate, within their discretion, may make different investment decisions and take other actions with respect to their own proprietary accounts than those made for client accounts, including the timing or nature of such investment decisions or actions. Further, JPMorgan is not required to purchase or sell for any client account securities that it, Affiliate, or any of its employees, principals may purchase or sell for their own accounts or the proprietary accounts of JPMorgan, or an Affiliate or its clients. JPMIM, its Affiliates and their respective directors, officers and employees face a conflict of interest as they will have income or other incentives to favor their own accounts or proprietary accounts.

Preferential Treatment. JPMIM receives more compensation with respect to certain Funds or Other Accounts than it receives with respect to a Fund, or receives compensation based in part on the performance of certain accounts. This creates a conflict of interest for JPMIM and its portfolio managers by providing an incentive to favor those accounts. Actual or potential conflicts of interest also arise when a portfolio manager has management responsibilities to more than one account or Fund, such as devotion of unequal time and attention to the management of the Funds or accounts.

Allocation and Aggregation. Potential conflicts of interest also arise with both the aggregation of trade orders and allocation of securities transactions or investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities raise a potential conflict of interest because JP Morgan has an incentive to allocate trades or investment opportunities to certain accounts or Funds. For example, JPMorgan has an incentive to cause accounts it manages to participate in an offering where such participation could increase JPMorgan’s overall allocation of securities in that offering. When JPMorgan serves as sub-adviser (or investment adviser) to an underlying Fund, as well as certain Funds-of-Funds, it faces certain potential conflicts of interest when allocating the assets of the sub-advised Funds-of-Fund among its underlying Funds. For example, JPMorgan has an incentive to allocate assets of the Fund-of-Funds to seed a new fund or to allocate to an underlying Fund that is small, pays higher fees to JPMorgan or to which JPMorgan has provided seed capital.

Overall Position Limits. Potential conflicts of interest also exist when JPMorgan maintains certain overall investment limitations on positions in securities or other financial instruments due to, among other things, investment restrictions imposed upon JPMorgan by law, regulation, contract or internal policies. These limitations have precluded and, in the future could preclude a Fund from purchasing particular securities or financial instruments, even if the securities or financial instruments would otherwise meet the Fund’s objectives. For example, there are limits on the aggregate amount of investments by affiliated investors in certain types of securities that may not be exceeded without additional regulatory or corporate consent. There also are limits on the writing of options by a Fund that could be triggered based on the number of options written by JPMIM on behalf of other investment advisory clients. If certain aggregate ownership thresholds are reached or certain transactions are undertaken, the ability of a Fund to purchase or dispose of investments, or exercise rights or undertake business transactions, will be restricted.

The goal of JPMIM and its Affiliates is to meet its fiduciary obligation with respect to all clients. JPMIM and its Affiliates have policies and procedures that seek to manage conflicts. JPMIM and its Affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JP Morgan’s Codes of Ethics and JPMC’s Code of Conduct. With respect to the allocation of investment opportunities, JP Morgan and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients overtime. For example:

Orders received in the same security and within a reasonable time period from a market event (e.g., a change in a security rating) are continuously aggregated on the appropriate trading desk so that new orders are aggregated with current outstanding orders, consistent with JPMIM’s duty of best execution for its clients. However, there are circumstances when it may be appropriate to execute the second order differently due to other constraints or investment objectives. Such exceptions often depend on the asset class. Examples of these exceptions, particularly in the fixed-income area, are sales to meet redemption deadlines or orders related to less liquid assets.

If aggregated trades are fully executed, accounts participating in the trade will typically be allocated their pro rata share on an average price basis. Partially filled orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. Use of average price for execution of aggregated trade orders is particularly true in the equity area. However, certain investment strategies, such as the use of derivatives, or asset classes, such as fixed income that use individual trade executions due to the nature of the strategy or supply of the security, may not be subject to average execution price policy and would receive the actual execution price of the transaction. Additionally, some accounts may be excluded from pro rata allocations. Accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. Deviations from pro rata allocations are documented by the business. JPMorgan attempts to mitigate any potential unfairness by basing non-pro-rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JPMIM so that fair and equitable allocation will occur over time.

Purchases of money market instruments and fixed income securities cannot always be allocated pro-rata across the accounts with the same investment strategy and objective. However, the JP Morgan and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JPMIM or its Affiliates so that fair and equitable allocation will occur over time.

JPMIM also faces a potential conflict of interest in allocating the assets of the Fund when JPMIM has business relationships with other sub-advisers of Underlying Funds in which the portfolio invests or with affiliates of those sub-advisers. Allocating Fund assets to Underlying Funds managed by such sub-advisers may help to enhance JPMIM’s relationships with such sub-advisers or their affiliates.

MSIM Inc.

Portfolio Manager Compensation Structure

Morgan Stanley’s compensation structure is based on a total reward system of base salary and incentive compensation, which is paid either in the form of cash bonus, or for employees meeting the specified deferred compensation eligibility threshold, partially as a cash bonus and partially as mandatory deferred compensation. Deferred compensation granted to Investment Management employees are generally granted as a mix of deferred cash awards under the Investment Management Alignment Plan (IMAP) and equity-based awards in the form of stock units. The portion of incentive compensation granted in the form of a deferred compensation award and the terms of such awards are determined annually by the Compensation, Management Development and Succession Committee of the Morgan Stanley Board of Directors.

Base salary compensation. Generally, portfolio managers receive base salary compensation based on the level of their position with the Adviser.

Incentive compensation. In addition to base compensation, portfolio managers may receive discretionary year-end compensation. Incentive compensation may include:

•	Cash Bonus.
•	Deferred Compensation:

1.

A mandatory program that defers a portion of incentive compensation into restricted stock units or other awards based on Morgan Stanley common stock or other plans that are subject to vesting and other conditions.

2.

IMAP is a cash-based deferred compensation plan designed to increase the alignment of participants’ interests with the interests of the Advisor’s clients. For eligible employees, a portion of their deferred compensation is mandatorily deferred into IMAP on an annual basis. Awards granted under IMAP are notionally invested in referenced funds available pursuant to the plan, which are funds advised by Investment Management. Portfolio managers are required to notionally invest a minimum of 40% of their account balance in the designated funds that they manage and are included in the IMAP notional investment fund menu.

3.

Deferred compensation awards are typically subject to vesting over a multi-year period and are subject to cancellation through the payment date for competition, cause (i.e., any act or omission that constitutes a breach of obligation to the Company, including failure to comply with internal compliance, ethics or risk management standards, and failure or refusal to perform duties satisfactorily, including supervisory and management duties), disclosure of proprietary information, and solicitation of employees or clients. Awards are also subject to clawback through the payment date if an employee’s act or omission (including with respect to direct supervisory responsibilities) causes a restatement of the Firm’s consolidated financial results, constitutes a violation of the Firm’s global risk management principles, policies and standards, or causes a loss of revenue associated with a position on which the employee was paid and the employee operated outside of internal control policies.

Investment Management compensates employees based on principles of pay-for-performance, market competitiveness and risk management. Eligibility for, and the amount of any, discretionary compensation is subject to a multi-dimensional process. Specifically, consideration is given to one or more of the following factors, which can vary by portfolio management team and circumstances:

•	Revenue and profitability of the business and/or each fund/accounts managed by the portfolio manager
•	Revenue and profitability of the Firm
•	Return on equity and risk factors of both the business units and Morgan Stanley
•	Assets managed by the portfolio manager
•	External market conditions
•	New business development and business sustainability
•	Contribution to client objectives
•	Team, product and/or MSIM and its affiliates that are investment advisers performance
•

The pre-tax investment performance of the funds/accounts managed by the portfolio manager (which may, in certain cases, be measured against the applicable benchmark(s) and/or peer group(s) over one, three and five-year periods)

•	Individual contribution and performance

Further, the Firm’s Global Incentive Compensation Discretion Policy requires compensation managers to consider only legitimate, business related factors when exercising discretion in determining variable incentive compensation, including adherence to Morgan Stanley’s core values, conduct, disciplinary actions in the current performance year, risk management and risk outcomes.

Conflicts of Interest

As a diversified global financial services firm, Morgan Stanley, the parent company of Morgan Stanley Investment Management Inc. (“MSIM”), engages in a broad spectrum of activities, including financial advisory services, investment management activities, lending, commercial banking, sponsoring and managing private investment funds, engaging in broker-dealer transactions and principal securities, commodities and foreign exchange transactions, research publication and other activities. In the ordinary course of its business, Morgan Stanley is a full-service investment banking and financial services firm and therefore engages in activities where Morgan Stanley’s interests or the interests of its clients may conflict with the interests of an investment fund or account sponsored, managed, advised or sub-advised by MSIM (each, a “MSIM Advised Vehicle”). Morgan Stanley advises clients and sponsors, manages or advises other investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses sponsored, managed, advised or sub-advised by MSIM or one of its investment adviser affiliates, the Affiliated Investment Accounts”) with a wide variety of investment objectives that in some instances may overlap or conflict with a

MSIM Advised Vehicle’s investment objectives and present conflicts of interest. In addition, Morgan Stanley, MSIM and/or MSIM’s investment adviser affiliates may also from time to time create new or successor Affiliated Investment Accounts that may compete with a MSIM Advised Vehicle and present similar conflicts of interest. The discussion below enumerates certain actual, apparent and potential conflicts of interest. There is no assurance that conflicts of interest will be resolved in favor of Fund shareholders and, in fact, they may not be. The conflicts herein do not purport to be a complete list or explanation of the conflicts associated with the financial or other interests MSIM or its affiliates may have now or in the future. Conflicts of interest not described below may also exist. References to MSIM in this section include a MSIM Advised Vehicle’s affiliated sub-adviser (if any) unless otherwise noted.

The discussions below with respect to actual, apparent and potential conflicts of interest may be applicable to or arise from the Affiliated Investment Accounts managed by MSIM’s investment adviser affiliates whether or not specifically identified.

Material Non-Public and Other Information. It is expected that confidential or material non-public information regarding an investment or potential investment opportunity may become available to MSIM. If such information becomes available, MSIM may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or disposition opportunity including for an extended period of time. The Adviser may also from time to time be subject to contractual “stand-still” obligations and/or confidentiality obligations that may restrict its ability to transact in certain investments on a MSIM Advised Vehicle’s behalf. In addition, MSIM may be precluded from disclosing such information to an investment team, even in circumstances in which the information would be beneficial if disclosed. Therefore, the investment team may not be provided access to material non-public information in the possession of Morgan Stanley that might be relevant to an investment decision to be made on behalf of a MSIM Advised Vehicle, and the investment team may initiate a transaction or sell an investment that, if such information had been known to it, may not have been undertaken. In addition, certain members of the investment team may be recused from certain investment-related discussions so that such members do not receive information that would limit their ability to perform functions of their employment with MSIM or its affiliates unrelated to that of a MSIM Advised Vehicle. Furthermore, access to information held by certain parts of Morgan Stanley may be subject to third party confidentiality obligations and to information barriers established by Morgan Stanley designed to manage potential conflicts of interest and regulatory restrictions, including, without limitation, joint transaction restrictions pursuant to the 1940 Act. Accordingly, MSIM’s ability to source investments from, or invest alongside, other business units within Morgan Stanley may be limited and there can be no assurance that MSIM will be able to source any investments from any one or more parts of the Morgan Stanley network.

The Adviser may restrict its investment decisions and activities on behalf of MSIM Advised Vehicles in various circumstances, including because of applicable regulatory requirements or information held by MSIM, MSIM’s investment adviser affiliates or Morgan Stanley. The Adviser might not engage in transactions or other activities for, or enforce certain rights in favor of, a MSIM Advised Vehicle due to Morgan Stanley’s activities outside MSIM Advised Vehicles. Furthermore, Morgan Stanley could have an interest that is different from, and potentially adverse to, that of the Fund, which may impede the Fund from participating in certain opportunities. In instances where trading of an investment is restricted, MSIM may not be able to purchase or sell such investment on behalf of a MSIM Advised Vehicle, including for an extended period of time, resulting in a MSIM Advised Vehicle’s inability to participate in certain desirable transactions. This inability to buy or sell an investment could have an adverse effect on a MSIM Advised Vehicle’s portfolio due to, among other things, changes in an investment’s value during the period its trading is restricted.

Morgan Stanley has established certain information barriers and other policies designed to address the sharing of information between different businesses within Morgan Stanley. As a result of information barriers, MSIM, in certain instances, will not have access, or will have limited access, to certain information and personnel in other areas of Morgan Stanley and, in such instances, will not manage MSIM Advised Vehicles with the benefit of the information held by such other areas. Morgan Stanley, due to its access to and knowledge of funds, markets and securities based on its various businesses, may make decisions based on information or take (or refrain from taking) actions with respect to interests in investments of the kind held (directly or indirectly) by MSIM Advised Vehicles in a manner that may be adverse to the Fund, and will not have any obligation or other duty to share information with MSIM.

In other instances, Morgan Stanley personnel, including personnel of MSIM, will have access to information and personnel of its affiliates. For example, MSIM may, in certain instances, share information with its affiliates regarding due diligence of companies and other investment-related due diligence. The Adviser may face conflicts of interest in determining whether to engage in the sharing of information with its affiliates. Information sharing may limit or restrict the ability of MSIM to engage in or otherwise effect transactions on behalf of MSIM Advised Vehicles (including purchasing or selling securities that MSIM may otherwise have purchased or sold for a MSIM Advised Vehicle in the absence of the sharing of information). Also, it may adversely affect a MSIM Advised Vehicle’s investments, ability to invest in, or divest from, a company or engage in transactions or otherwise disadvantage a MSIM Advised Vehicle. In managing conflicts of interest that arise because of the foregoing, MSIM generally will be subject to fiduciary requirements. The Adviser may also implement internal information barriers or ethical walls or other internal information sharing protocols, and the conflicts described herein with respect to information barriers and otherwise with respect to Morgan Stanley and MSIM will also apply internally within MSIM. As a result, a MSIM Advised Vehicle may not be permitted to transact in (e.g., dispose of a security in whole or in part) during periods when it otherwise would have been desirable and able to do so, which could adversely affect a MSIM Advised Vehicle. Other investors in the security that are not subject to such restrictions may be able to transact in the security during such periods. There may also be circumstances in which, as a result of information held by certain portfolio management teams in MSIM, MSIM limits an activity or transaction for a MSIM Advised Vehicle, including if a MSIM Advised Vehicle is managed by a portfolio management team other than the team holding such information.

Morgan Stanley and its personnel will not be under any obligation or other duty to share certain information with MSIM or personnel involved in decision-making for Affiliated Investment Accounts (including MSIM Advised Vehicles), as applicable, and MSIM may make investment decisions for a MSIM Advised Vehicle that differ from those MSIM would have made if Morgan Stanley, or other parts, of MSIM had provided such information, and the Fund be disadvantaged as a result thereof. Additionally, different portfolio management teams within MSIM may make decisions based on information or take (or refrain from taking) actions with respect to Affiliated Investment Accounts they advise in a manner different than or adverse to MSIM Advised Vehicles.

Investments by Morgan Stanley and its Affiliated Investment Accounts. In serving in multiple capacities to Affiliated Investment Accounts, Morgan Stanley, including MSIM and its investment teams, may have obligations to other clients or investors in Affiliated Investment Accounts, the fulfillment of which may not be in the best interests of a MSIM Advised Vehicle or its shareholders. An investment team may have obligations to Affiliated Investment Accounts managed by both MSIM and one or more of MSIM’s investment adviser affiliates. A Fund’s investment objectives may overlap with the investment objectives of certain Affiliated Investment Accounts. As a result, the members of an investment team may face conflicts in the allocation of investment opportunities among a MSIM Advised Vehicle and other investment funds, programs, accounts and businesses advised by or affiliated with MSIM or its investment adviser affiliates. Certain Affiliated Investment Accounts may provide for higher management or incentive fees or greater expense reimbursements or overhead allocations, all of which may contribute to this conflict of interest and create an incentive for MSIM to favor such other accounts.

Morgan Stanley currently invests and plans to continue to invest on its own behalf and on behalf of its Affiliated Investment Accounts in a wide variety of investment opportunities globally. Morgan Stanley and its Affiliated Investment Accounts, to the extent consistent with applicable law and policies and procedures, will be permitted to invest in investment opportunities without making such opportunities available to a MSIM Advised Vehicle. Subject to the foregoing, Morgan Stanley may offer investments that fall into the investment objectives of an Affiliated Investment Account to such account or make such investment on its own behalf, even though such investment also falls within a MSIM Advised Vehicle’s investment objectives. A Fund may invest in opportunities that Morgan Stanley and/or one or more Affiliated Investment Accounts has declined, and vice versa. All of the foregoing may reduce the number of investment opportunities available to a MSIM Advised Vehicle and may create conflicts of interest in allocating investment opportunities. Investors should note that the conflicts inherent in making such allocation decisions may not always be resolved to a MSIM Advised Vehicle’s advantage. There can be no assurance that a MSIM Advised Vehicle will have an opportunity to participate in certain opportunities that fall within their investment objectives. The interests of Morgan Stanley in an investment or a company may present certain conflicts of interest with respect to an investment by a MSIM Advised Vehicle in the same investment or a MSIM Advised Vehicle’s participation in a transaction with such company.

To the extent MSIM utilizes quantitative models or risk management or optimization investment techniques, the decision on when to initiate a purchase or sale transaction may differ, and be done for different reasons, than MSIM or its affiliates may take for Affiliated Investment Accounts when not utilizing such techniques. This could create conflicts of interest, and it is possible that one or more accounts managed by MSIM will achieve investment results that are substantially more or less favorable than those results achieved by a MSIM Advised Vehicle.

To seek to reduce potential conflicts of interest and to attempt to allocate such investment opportunities in a fair and equitable manner, MSIM has implemented allocation policies and procedures. These policies and procedures are intended to give all clients of MSIM, including the Fund, fair access to investment opportunities consistent with the requirements of organizational documents, investment strategies, applicable laws and regulations, and the fiduciary duties of MSIM. Each client of MSIM that is subject to the allocation policies and procedures, including each Fund, is assigned an investment team and portfolio manager(s) by MSIM. The investment team and portfolio managers review investment opportunities and will decide with respect to the allocation of each opportunity considering various factors and in accordance with the allocation policies and procedures. The allocation policies and procedures are subject to change. Investors should note that the conflicts inherent in making such allocation decisions may not always be resolved to the advantage of a MSIM Advised Vehicle.

It is possible that Morgan Stanley or an Affiliated Investment Account, including another MSIM Advised Vehicle, will invest in or advise (in the case of Morgan Stanley) a company that is or becomes a competitor of a company of which a MSIM Advised Vehicle holds an investment. Such investment could create a conflict between the Fund, on the one hand, and Morgan Stanley or the Affiliated Investment Account, on the other hand. In such a situation, Morgan Stanley may also have a conflict in the allocation of its own resources to the portfolio investment. Furthermore, certain Affiliated Investment Accounts will be focused primarily on investing in other funds which may have strategies that overlap and/or directly conflict and compete with a MSIM Advised Vehicle.

In addition, certain investment professionals who are involved in a MSIM Advised Vehicle’s activities remain responsible for the investment activities of other Affiliated Investment Accounts managed by MSIM and its affiliates, and they will devote time to the management of such investments and other newly created Affiliated Investment Accounts (whether in the form of funds, separate accounts or other vehicles), as well as their own investments. In addition, in connection with the management of investments for other Affiliated Investment Accounts, members of Morgan Stanley and its affiliates may serve on the boards of directors of or advise companies which may compete with a MSIM Advised Vehicle’s portfolio investments. Moreover, these Affiliated Investment Accounts managed by Morgan Stanley and its affiliates may pursue investment opportunities that may also be suitable for a MSIM Advised Vehicle.

It should be noted that Morgan Stanley may, directly or indirectly, make large investments in certain of its Affiliated Investment Accounts, and accordingly Morgan Stanley’s investment in a MSIM Advised Vehicle may not be a determining factor in the outcome of any of the foregoing conflicts. Nothing herein restricts or in any way limits the activities of Morgan Stanley, including its ability to buy or sell interests in, or provide financing to, equity and/or debt instruments, funds or portfolio companies, for its own accounts or for the accounts of Affiliated Investment Accounts or other investment funds or clients in accordance with applicable law.

Different clients of MSIM and its affiliates, including a MSIM Advised Vehicle, may invest in (1) different classes of securities of the same issuer (including, without limitation, different parts of an issuer’s capital structure), depending on the respective clients’ investment objectives and policies and/or (2) the same class of securities of the same issuer while seeking different investment objectives or executing different investment strategies (such as long-term v. short-term investment horizons), and MSIM may face conflicts with respect to the interests involved. As a result, MSIM and its affiliates, at times, will seek to satisfy fiduciary obligations to certain clients owning one / the same class of securities of a particular issuer by pursuing or enforcing rights on behalf of those clients with respect to such (class of) securities, and those activities may have an adverse effect on another client which owns a different class of securities of such issuer. For example, if one client holds debt securities of an issuer and another client holds equity securities of the same issuer, if the issuer experiences financial or operational challenges, MSIM and its affiliates may seek a liquidation of the issuer on behalf of the client that holds the debt securities, whereas the client holding the equity securities may benefit from a reorganization of the issuer. Thus, in such situations, the actions taken by MSIM or its affiliates on behalf of one client can negatively impact securities held by another client. Alternatively, for example, if a client owns a security while seeking short-term capital appreciation that Adviser may vote proxies or engage with the issuer (as applicable) in pursuit of that goal – which could negatively impact clients who hold the same security but are seeking long-term capital appreciation. These conflicts also exist as between MSIM’s clients, including a MSIM Advised Vehicle, and the Affiliated Investment Accounts managed by MSIM’s investment adviser affiliates.

In addition, in certain circumstances, MSIM restricts, limits or reduces the amount of the Fund’s investment, or restricts the type of governance or voting rights it acquires or exercises, where the Fund (potentially together with Morgan Stanley) exceeds a certain ownership interest, or possesses certain degrees of voting or control or has other interests.

The Adviser and its affiliates may give advice and recommend securities to other clients which may differ from advice given to, or securities recommended or bought for, a MSIM Advised Vehicle even though such other clients’ investment objectives may be similar to those of the Fund and MSIM may make decisions for a MSIM Advised Vehicle that may be more beneficial to one type of shareholder than another.

The Adviser and its affiliates manage long and short portfolios. The simultaneous management of long and short portfolios creates conflicts of interest in portfolio management and trading in that opposite directional positions may be taken in client accounts, including client accounts managed by the same investment team, and creates risks such as: (i) the risk that short sale activity could adversely affect the market value of long positions in one or more portfolios (and vice versa) and (ii) the risks associated with the trading desk receiving opposing orders in the same security simultaneously. The Adviser and its affiliates have adopted policies and procedures that are reasonably designed to mitigate these conflicts. In certain circumstances, MSIM invests on behalf of itself in securities and other instruments that would be appropriate for, held by, or may fall within the investment guidelines of its clients, including a MSIM Advised Vehicle. At times, MSIM may give advice or take action for its own accounts that differs from, conflicts with, or is adverse to advice given or action taken for any client.

From time to time, conflicts also arise due to the fact that certain securities or instruments may be held in some client accounts, including a MSIM Advised Vehicle, but not in others, or that client accounts may have different amounts of holdings in certain securities or instruments. In addition, due to differences in the investment strategies or restrictions among client accounts, MSIM may take action with respect to one account that differs from the action taken with respect to another account. In some cases, a client account may compensate MSIM based on the performance of the securities held by that account or pay a higher overall fee rate. The existence of such a performance based fee or higher fee rates may create additional conflicts of interest for MSIM in the allocation of management time, resources and investment opportunities. The Adviser has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies that govern MSIM’s trading practices, including, among other things, the aggregation and allocation of trades among clients, brokerage allocations, cross trades and best execution.

In addition, at times an investment team will give advice or take action with respect to the investments of one or more clients that is not given or taken with respect to other clients with similar investment programs, objectives, and strategies. Accordingly, clients with similar strategies will not always hold the same securities or instruments or achieve the same performance. The Adviser’s investment teams also advise clients with conflicting programs, objectives or strategies. These conflicts also exist as between MSIM’s clients, including the Fund, and the Affiliated Investment Accounts managed by MSIM’s investment adviser affiliates.

From time to time, MSIM or its affiliates may provide opportunities to Affiliated Investment Accounts (including potentially a MSIM Advised Vehicle) or other clients to make investments in companies (such as in equity, debt or other securities issued by companies) or to engage in transactions involving companies (such as refinancing, restructuring or other transactions) in which certain Affiliated Investment Accounts (including potentially a MSIM Advised Vehicle) or other clients have already invested. These investments can create conflicts of interest, including those associated with the assets of a MSIM Advised Vehicle potentially providing value to, or otherwise supporting the investments of, other Affiliated Investment Accounts or other clients and potentially diluting or otherwise adversely affecting a MSIM Advised Vehicle previously invested in the company.

Morgan Stanley and its affiliates maintain separate trading desks that operate independently of each other and do not share information with MSIM. The Morgan Stanley and affiliate trading desks may compete against MSIM trading desks when implementing buy and sell transactions, possibly causing certain Affiliated Investment Accounts to pay more or receive less for a security than other Affiliated Investment Accounts.

Investments by Separate Investment Departments. For MSIM and certain of its investment adviser affiliates, the entities and individuals that provide investment-related services can differ by client, investment function, or business line (each, an “Investment Department”). Nonetheless, Investment Departments (with certain exceptions) can engage in discussions and share information and resources with another Investment Department (or a team within the other Investment Department) regarding investment-related matters. The sharing of information and resources between the Investment Departments is designed to further increase the knowledge and effectiveness of each Investment Department. However, an investment team’s decisions as to the use of shared research and participation in discussions with another Investment Department could adversely impact a client. Certain investment teams within one Investment Department could make investment decisions and execute trades together with investment teams within other Investment Departments. Other investment teams make investment decisions and execute trades independently. This could cause the quality and price of execution, and the performance of investments and accounts, to vary. Internal policies and procedures set forth the guidelines under which securities and securities trades can be crossed, aggregated, and coordinated between accounts serviced by different Investment Departments. Internal policies and procedures take into consideration a variety of factors, including the primary market in which such security trades. If a security or securities trade is ineligible for crossing, aggregation, or other coordinated trading, then each Investment Department will execute such trades independently of the other.

Morgan Stanley Trading and Principal Investing Activities. Notwithstanding anything to the contrary herein, Morgan Stanley will generally conduct its sales and trading businesses, publish research and analysis, and render investment advice without regard for a MSIM Advised Vehicle’s holdings, although these activities could have an adverse impact on the value of one or more of the Fund’s investments, or could cause Morgan Stanley to have an interest in one or more portfolio investments that is different from and potentially adverse to that of a MSIM Advised Vehicle. Furthermore, from time to time, MSIM or its affiliates may invest “seed” capital in a MSIM Advised Vehicle, typically to enable the Fund to commence investment operations and/or achieve sufficient scale, as further described below. The Adviser and its affiliates may hedge such seed capital exposure by investing in derivatives or other instruments expected to produce offsetting exposure. Such hedging transactions, if any, would occur outside of a MSIM Advised Vehicle.

Morgan Stanley’s sales and trading, financing and principal investing businesses (whether or not specifically identified as such, and including Morgan Stanley’s trading and principal investing businesses) will not be required to offer any investment opportunities to a MSIM Advised Vehicle. These businesses may encompass, among other things, principal trading activities as well as principal investing.

Morgan Stanley’s sales and trading, financing and principal investing businesses have acquired or invested in, and in the future may acquire or invest in, minority and/or majority control positions in equity or debt instruments of diverse public and/or private companies.

Such activities may put Morgan Stanley in a position to exercise contractual, voting or creditor rights, or management or other control with respect to securities or loans of portfolio investments or other issuers, and in these instances Morgan Stanley may, in its discretion and subject to applicable law, act to protect its own interests or interests of clients, and not a MSIM Advised Vehicle’s interests.

Subject to the limitations of applicable law, a MSIM Advised Vehicle may purchase from or sell assets to, or make investments in, companies in which Morgan Stanley has or may acquire an interest, including as an owner, creditor or counterparty.

Morgan Stanley’s Investment Banking and Other Commercial Activities. Morgan Stanley advises clients on a variety of mergers, acquisitions, restructuring, bankruptcy and financing transactions. Morgan Stanley may act as an advisor to clients, including other investment funds that may compete with a MSIM Advised Vehicle and with respect to investments that a MSIM Advised Vehicle may hold. Morgan Stanley may give advice and take action with respect to any of its clients or proprietary accounts that may differ from the advice given, or may involve an action of a different timing or nature than the action taken, by a MSIM Advised Vehicle. Morgan Stanley may give advice and provide recommendations to persons competing with a MSIM Advised Vehicle and/or any of a MSIM Advised Vehicle’s investments that are contrary to the Fund’s best interests and/or the best interests of any of its investments.

Morgan Stanley could be engaged in financial advising, whether on the buy-side or sell-side, or in financing or lending assignments that could result in Morgan Stanley’s determining in its discretion or being required to act exclusively on behalf of one or more third parties, which could limit a MSIM Advised Vehicle’s ability to transact with respect to one or more existing or potential investments. Morgan Stanley may have relationships with third-party funds, companies or investors who may have invested in or may look to invest in portfolio companies, and there could be conflicts between a MSIM Advised Vehicle’s best interests, on the one hand, and the interests of a Morgan Stanley client or counterparty, on the other hand.

To the extent that Morgan Stanley advises companies in financial restructurings outside of, prior to or after filing for protection under Chapter 11 of the U.S. Bankruptcy Code or similar laws in other jurisdictions, MSIM’s flexibility in making investments in such restructurings on a MSIM Advised Vehicle’s behalf, or participating on steering committees and other committees in connection with existing investments, may be limited.

Morgan Stanley could provide investment banking services to competitors of portfolio companies, as well as to private equity and/or private credit funds; such activities may present Morgan Stanley with a conflict of interest vis-a-vis a MSIM Advised Vehicle’s investment and may also result in a conflict in respect of the allocation of investment banking resources to portfolio companies.

To the extent permitted by applicable law, Morgan Stanley may provide a broad range of financial services to companies in which a MSIM Advised Vehicle invests, including strategic and financial advisory services, interim acquisition financing and other lending and underwriting or placement of securities, and Morgan Stanley generally will be paid fees (that may include warrants or other securities) for such services. Morgan Stanley will not share any of the foregoing interest, fees and other compensation received by it (including, for the avoidance of doubt, amounts received by MSIM) with a MSIM Advised Vehicle, and any advisory fees payable will not be reduced thereby.

Morgan Stanley may be engaged to act as a financial advisor to a company in connection with the sale of such company, or subsidiaries or divisions thereof, may represent potential buyers of businesses through its mergers and acquisition activities and may provide lending and other related financing services in connection with such transactions. Morgan Stanley’s compensation for such activities is usually based upon realized consideration and is usually contingent, in substantial part, upon the closing of the transaction. Under these circumstances, a MSIM Advised Vehicle may be precluded from participating in a transaction with or relating to the company being sold or participating in any financing activity related to merger or acquisition.

The involvement or presence of Morgan Stanley in the investment banking and other commercial activities described above (or the financial markets more broadly) may restrict or otherwise limit investment opportunities that may otherwise be available to the Fund. For example, issuers may hire and compensate Morgan Stanley to provide underwriting, financial advisory, placement agency, brokerage services or other services and, because of limitations imposed by applicable law and regulation, a MSIM Advised Vehicle may be prohibited from buying or selling securities issued by those issuers or participating in related transactions or otherwise limited in its ability to engage in such investments.

In addition, in situations where MSIM is required to aggregate its positions with those of other Morgan Stanley business units for position limit calculations, MSIM may have to refrain from making investments due to the positions held by other Morgan Stanley business units or their clients. There may be other situations where MSIM refrains from making an investment or refrains from taking certain actions related to the management of such investment due to, among other reasons, additional disclosure obligations, regulatory requirements, policies, and reputational risk, or MSIM may limit purchases or sales of securities in respect of which Morgan Stanley is engaged in an underwriting or other distribution capacity.

Morgan Stanley’s Marketing Activities. Morgan Stanley is engaged in the business of underwriting, syndicating, brokering, administering, servicing, arranging and advising on the distribution of a wide variety of securities and other investments in which a

MSIM Advised Vehicle may invest. Subject to the restrictions of the 1940 Act, including Sections 10(f) and 17(e) thereof, a MSIM Advised Vehicle may invest in transactions in which Morgan Stanley acts as underwriter, placement agent, syndicator, broker, administrative agent, servicer, advisor, arranger or structuring agent and receives fees or other compensation from the sponsors of such products or securities. Any fees earned by Morgan Stanley in such capacity will not be shared with MSIM or the Fund. Certain conflicts of interest, in addition to the receipt of fees or other compensation, would be inherent in these transactions. Moreover, the interests of one of Morgan Stanley’s clients with respect to an issuer of securities in which a MSIM Advised Vehicle has an investment may be adverse to MSIM’s or an MSIM Advised Vehicle’s best interests. In conducting the foregoing activities, Morgan Stanley will be acting for its other clients and will have no obligation to act in MSIM’s or a MSIM Advised Vehicle’s best interests. Due to the restrictions of the 1940 Act, a MSIM Advised Vehicle may be restricted from participating in certain transactions in which Morgan Stanley acts as underwriter, placement agent, syndicator, broker, administrative agent, servicer, advisor, arranger or structuring agent, including transactions that would otherwise be beneficial to the Fund.

Client Relationships. Morgan Stanley has existing and potential relationships with a significant number of corporations, institutions and individuals. In providing services to its clients, Morgan Stanley may face conflicts of interest with respect to activities recommended to or performed for such clients, on the one hand, and a MSIM Advised Vehicle, its shareholders or the entities in which the Fund invests, on the other hand. In addition, these client relationships may present conflicts of interest in determining whether to offer certain investment opportunities to a MSIM Advised Vehicle.

In acting as principal or in providing advisory and other services to its other clients, Morgan Stanley may engage in or recommend activities with respect to a particular matter that conflict with or are different from activities engaged in or recommended by MSIM on a MSIM Advised Vehicle’s behalf.

Principal Investments. There may be situations in which a MSIM Advised Vehicle’s interests may conflict with the interests of one or more general accounts of Morgan Stanley and its affiliates or accounts managed by Morgan Stanley or its affiliates. This may occur because these accounts hold public and private debt and equity securities of many issuers which may be or become portfolio companies, or from whom portfolio companies may be acquired.

Transactions with Portfolio Companies of Affiliated Investment Accounts. The companies in which a MSIM Advised Vehicle may invest may be counterparties to or participants in agreements, transactions or other arrangements with portfolio companies or other entities of portfolio investments of Affiliated Investment Accounts (for example, a company in which a MSIM Advised Vehicle invests may retain a company in which an Affiliated Investment Account invests to provide services or may acquire an asset from such company or vice versa). Certain of these agreements, transactions and arrangements involve fees, servicing payments, rebates and/or other benefits to Morgan Stanley or its affiliates. For example, portfolio entities may, including at the encouragement of Morgan Stanley, enter into agreements regarding group procurement and/or vendor discounts. Morgan Stanley and its affiliates may also participate in these agreements and may realize better pricing or discounts as a result of the participation of portfolio entities. To the extent permitted by applicable law, certain of these agreements may provide for commissions or similar payments and/or discounts or rebates to be paid to a portfolio entity of an Affiliated Investment Account, and such payments or discounts or rebates may also be made directly to Morgan Stanley or its affiliates. Under these arrangements, a particular portfolio company or other entity may benefit to a greater degree than the other participants, and MSIM Advised Vehicles, investment vehicles and accounts (which may or may not include a MSIM Advised Vehicle) that own an interest in such entity will receive a greater relative benefit from the arrangements than MSIM Advised Vehicles, investment vehicles or accounts that do not own an interest therein. Fees and compensation received by portfolio companies of Affiliated Investment Accounts in relation to the foregoing will not be shared with a MSIM Advised Vehicle or offset advisory fees payable.

Investments in Portfolio Investments of Other Funds. To the extent permitted by applicable law, when a MSIM Advised Vehicle invests in certain companies or other entities, other funds affiliated with MSIM may have made or may be making an investment in such companies or other entities. Other funds that have been or may be managed by MSIM may invest in the companies or other entities in which a MSIM Advised Vehicle has made an investment. Under such circumstances, a MSIM Advised Vehicle and such other funds may have conflicts of interest (e.g., over the terms, exit strategies and related matters, including the exercise of remedies of their respective investments). If the interests held by n MSIM Advised Vehicle are different from (or take priority over) those held by such other funds, MSIM may be required to make a selection at the time of conflicts between the interests held by such other funds and the interests held by a MSIM Advised Vehicle.

Investments in Other MSIM Advised Vehicles or Affiliated Investment Accounts. To the extent permitted by applicable law, a MSIM Advised Vehicle may invest in a fund affiliated with MSIM or its affiliates or a fund advised by MSIM or its affiliates. In connection with any such investments, an investing Fund, to the extent permitted by the 1940 Act, will pay all advisory, administrative and/or Rule 12b-1 fees applicable to the investment. To the extent consistent with applicable law, certain MSIM Advised Vehicles that invest in other funds managed by MSIM or its affiliates may pay advisory fees to MSIM or its affiliates that are not reduced by any fees payable by such other funds to MSIM or its affiliates as manager of such other funds (i.e., there may be fees and expenses involved in making any such investment, which would not arise in connection with the direct allocation of assets by investors in MSIM Advised Vehicles to such other funds). In such circumstances, as well as in all other circumstances in which MSIM receives any fees or other compensation in any form relating to the provision of services, no accounting or repayment to MSIM Advised Vehicles will be required.

The Affiliated Investment Accounts (including MSIM Advised Vehicles) may, individually or in the aggregate, own a substantial percentage of a MSIM Advised Vehicle. Further, MSIM, its affiliates, or another entity (i.e., a seed investor) may invest in MSIM Advised Vehicles at or near the establishment of such MSIM Advised Vehicles, which may facilitate MSIM Advised Vehicles achieving a specified size or scale. The Adviser and/or its affiliates may make payments to an investor that contributes seed capital to a MSIM Advised Vehicle. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached, and will be made from the assets of MSIM and/or such affiliates (and not the applicable Fund). Seed investors may contribute all or a majority of the assets in a MSIM Advised Vehicle. There is a risk that such seed investors may redeem their investments in the Fund, particularly after payments from MSIM and/or its affiliates have ceased. Such redemptions could negatively impact a MSIM Advised Vehicle ’s liquidity, expenses and market price of its shares, as applicable.

Allocation of Expenses. Expenses may be incurred that are attributable to a MSIM Advised Vehicle and one or more other Affiliated Investment Accounts (including in connection with issuers in which a MSIM Advised Vehicle and such other Affiliated Investment Accounts have overlapping investments). The allocation of such expenses among such entities raises potential conflicts of interest. The Adviser and its affiliates intend to allocate such common expenses among a MSIM Advised Vehicle and any such other Affiliated Investment Accounts on a pro rata basis or in such other manner as MSIM deems to be fair and equitable or in such other manner as may be required by applicable law.

Transactions with Affiliates. The Adviser and any investment sub-adviser might purchase securities from underwriters or placement agents in which a Morgan Stanley affiliate is a member of a syndicate or selling group, as a result of which an affiliate might benefit from the purchase through receipt of a fee or otherwise. Neither MSIM nor any investment sub-adviser will purchase securities on behalf of a MSIM Advised Vehicle from an affiliate that is acting as a manager of a syndicate or selling group. Purchases by MSIM on behalf of a MSIM Advised Vehicle from an affiliate acting as a placement agent must meet the requirements of applicable law. Furthermore, Morgan Stanley may face conflicts of interest when a MSIM Advised Vehicle uses service providers affiliated with Morgan Stanley because Morgan Stanley receives greater overall fees when they are used.

Valuation of MSIM Advised Vehicles’ Investments. MSIM performs certain valuation services related to securities and other assets held by MSIM Advised Vehicles and performs such services in accordance with its valuation policies. The Adviser will face a conflict with respect to valuation of MSIM Advised Vehicles’ investments generally because of the effect of such valuations on MSIM’s fees and other compensation and performance of MSIM Advised Vehicles.

Proxy Voting by MSIM. MSIM has implemented processes designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of MSIM Advised Vehicles and to help ensure that such decisions are made in accordance with its fiduciary obligations to its clients. Notwithstanding such proxy voting processes, proxy voting decisions made by MSIM in respect of securities held by MSIM Advised Vehicles may benefit the interests of Morgan Stanley and/or accounts other than MSIM Advised Vehicles. Further, MSIM may make different proxy voting decisions in respect of the same security held by clients with different investment objectives or strategies.

Potential Conflict of Interest Related to Use of Sub-Advisers and Delegates. To the extent MSIM to an engages affiliated sub-advisers or delegates for a MSIM Advised Vehicle, MSIM generally expects to compensate the sub-adviser or delegate out of the advisory fee it receives from the MSIM Advised Vehicle, which creates an incentive for MSIM to select affiliated sub-adviser(s) or delegate(s). In addition, a sub-adviser or delegate may have interests and relationships that create actual or potential conflicts of interest related to their management of a MSIM Advised Vehicle assets allocated to or managed by the sub-adviser. These conflicts may be similar to or different from the conflicts described herein related to Morgan Stanley and its investment advisory affiliates. For additional information about potential conflicts of interest for each sub-adviser(s) can be found in the relevant sub-adviser’s Form ADV. A copy of Part 1 and Part 2 of a sub-adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov).

Electronic Communication Networks and Alternative Trading Systems. MSIM’s affiliate(s) have ownership interests in and/or board seats on electronic communication networks (“ECNs”) or other alternative trading systems (“ATSs”). In certain instances, MSIM’s affiliate(s) could be deemed to control one or more of such ECNs or ATSs based on the level of such ownership interests and whether such affiliates are represented on the board of such ECNs or ATSs. Consistent with its fiduciary obligation to seek best execution, MSIM may, from time to time, directly or indirectly, effect client trades through ECNs or other ATSs in which the Firm’s affiliates have or could acquire an interest or board seat. These affiliates might receive an indirect economic benefit based upon their ownership in the ECNs or other ATSs. MSIM will, directly or indirectly, execute through an ECN or other ATSs in which an affiliate has an interest only in situations where Morgan Stanley or the broker dealer through whom it is accessing the ECN or ATS reasonably believes such transaction will be in the best interest of its clients and the requirements of applicable law have been satisfied.

General Process for Potential Conflicts. All of the transactions described above involve the potential for conflicts of interest between MSIM, related persons of MSIM and/or their clients. The Advisers Act of 1940, as amended, the Investment Company Act of 1940, as amended, and the Employee Retirement Income Security Act of 1974 impose certain requirements designed to decrease the possibility of conflicts of interest between an investment adviser and its clients. In some cases, transactions may be permitted subject to fulfillment of certain conditions. Certain other transactions may be prohibited. In addition, MSIM has instituted policies and procedures designed to prevent conflicts of interest from arising and, when they do arise, to ensure that it effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law. MSIM seeks to ensure that potential or actual conflicts of interest are appropriately resolved taking into consideration the overriding best interests of the client.

PineBridge

Compensation

PineBridge’s compensation philosophy is one of differentiation, alignment, and pay-for-performance with annual incentive compensation varying based on individual, team and firm performance. In addition to a base salary, which is consistent with regional market levels for the retention of superior staff, professionals’ incentives are as follows:

Bonus compensation for professionals is based on a discretionary plan combined with the overall performance of the firm. The discretionary bonus incentive plan consists of a cash bonus paid annually, with bonus amounts over a certain threshold deferred on a sliding scale, ranging between 20-50%; these deferrals vest in one-third increments over a 3-year period. Key Portfolio Managers participate in our Portfolio Aligned Bonus Program whereby one third of their unvested cash bonus deferral earns a market rate of interest, one-third tracks the performance of their key funds, and one-third tracks the PineBridge Multi-Asset strategy managed by multiple PineBridge investment teams to encourage cross investment team collaboration. In addition to the cash bonus deferral plan, key individuals also participate in the firm’s Long-term Incentive Program, granted in the form of Performance Units; the Long-Term Incentive Performance Unit Plan vests on a 3-year cliff vesting schedule.

Conflicts of Interest

PineBridge recognizes that it may be subject to a conflict of interest with respect to allocations of investment opportunities and transactions among its clients. To mitigate these conflicts, PineBridge’s policies and procedures seek to provide that investment decisions are made in accordance with the fiduciary duties owed to such accounts and without consideration of PineBridge’s economic, investment or other financial interests. Personal securities transactions by an employee may raise a potential conflict of interest when an employee trades in a security that is considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client, in that the employee may be able to personally benefit from prior knowledge of transactions for a client by trading in a personal account. PineBridge has policies to address potential conflicts of interest when its employees buy or sell securities also bought or sold for clients. Under certain circumstances, conflicts may arise in cases where different clients of PineBridge invest in different parts of a single issuer’s capital structure, including circumstances in which one or more PineBridge clients may own private securities or obligations of an issuer and other PineBridge clients may own public securities of the same issuer. Such conflicts of interest will be discussed and resolved on a case-by-case basis and will take into consideration the interest of the relevant clients, the circumstances giving rise to the conflict, and applicable regulations.

T. Rowe Price

Conflicts of Interest

Portfolio managers at T. Rowe Price and its affiliates may manage multiple accounts. These accounts may include, among others, mutual funds, exchange-traded funds, business development companies, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, and foundations), offshore funds, private funds, and common trust funds. T. Rowe Price also provides non-discretionary advice to institutional investors in the form of delivery of model portfolios. Like other investment professionals with multiple clients, a fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both a fund and other accounts at the same time. T. Rowe Price and the T. Rowe Price funds have adopted various compliance policies and procedures that seek to address and mitigate certain of the potential conflicts that T. Rowe Price and its investment personnel may face in this regard. Please see the “Portfolio Transactions” section of this SAI for more information about our brokerage and trade allocation policies. Certain of these conflicts of interest are summarized below.

Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices, and other relevant investment considerations that they believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. Investments made by a fund and the results achieved by a fund at any given time are not expected to be the same as those made by other funds for which T. Rowe Price acts as investment adviser, including funds with names, investment objectives and policies, and/or portfolio management teams, similar to a fund. This may be attributable to a wide variety of factors, including, but not limited to, large shareholder purchases or redemptions or specific investment restrictions.

The T. Rowe Price funds may generally not purchase shares of stock issued by T. Rowe Price Group, Inc. However, a T. Rowe Price Index Fund is permitted to make such purchases to the extent T. Rowe Price Group, Inc. is represented in the benchmark index the fund is designed to track. T. Rowe Price may execute securities transactions with, and the T. Rowe Price funds and other accounts managed by T. Rowe Price may invest in, the securities of the Funds’ service providers. In addition, other T. Rowe Price accounts may use the same service providers as the T. Rowe Price funds for the same or different services.

T. Rowe Price and its affiliates furnish investment management and advisory services to numerous clients in addition to the T. Rowe Price funds, and T. Rowe Price or its affiliates may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which have performance or higher fees paid to T. Rowe Price), which may be the same as or different from those made to a T. Rowe Price fund. The management of funds or other accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest by creating an incentive to favor accounts that pay higher fees, including performance fee accounts.

T. Rowe Price, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale T. Rowe Price recommends to the T. Rowe Price funds. In addition, T. Rowe Price may refrain from rendering any advice or services concerning securities of companies of which any of T. Rowe Price’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which T. Rowe Price or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material nonpublic information.

Additional potential conflicts may be inherent in our use of multiple strategies. For example, conflicts will arise in cases where different clients invest in different parts of an issuer’s capital structure, including circumstances in which one or more clients may own private securities or obligations of an issuer and other clients may own or seek to acquire securities of the same issuer. For example, a client may acquire a loan, loan participation or a loan assignment of a particular borrower in which one or more other clients have an equity investment or may invest in senior debt obligations of an issuer for one client and junior debt obligations or equity of the same issuer for another client. Similarly, if an issuer in which a client and one or more other clients directly or indirectly hold different classes of securities (or other assets, instruments or obligations issued by such issuer or underlying investments of such issuer) encounters financial problems, is involved in a merger or acquisition or a going private transaction, decisions over the terms of any workout or transaction will raise conflicts of interests. While it is appropriate for different clients to hold investments in different parts of the same issuer’s capital structure under normal circumstances, the interests of stockholders and debt holders may conflict, as the securities they hold will likely have different voting rights, dividend or repayment priorities or other features that could be in conflict with one another. Clients should be aware that conflicts will not necessarily be resolved in favor of their interests.

In some cases, T. Rowe Price or its affiliates may refrain from taking certain actions or making certain investments on behalf of clients in order to avoid or mitigate certain conflicts of interest or to prevent adverse regulatory actions or other implications for T. Rowe Price or its affiliates, or may sell investments for certain clients, in such case potentially disadvantaging the clients on whose behalf the actions are not taken, investments not made, or investments sold. In other cases, T. Rowe Price or its affiliates may take actions in order to mitigate legal risks to T. Rowe Price or its affiliates, even if disadvantageous to a client.

Conflicts such as those described above may also occur between clients on the one hand, and T. Rowe Price or its affiliates, on the other. These conflicts will not always be resolved in the favor of the client. In addition, conflicts may exist between different clients of T. Rowe Price or its affiliates. T. Rowe Price and one or more of its affiliates may operate autonomously from each other and may take actions that are adverse to other clients managed by an affiliate. In some cases, T. Rowe Price or its affiliates will have limited or no ability to mitigate those actions or address those conflicts, which could adversely affect T. Rowe Price or its affiliates’ clients. Additional potential conflicts may be inherent in our use of multiple strategies. Regulatory requirements may prohibit T. Rowe Price or its affiliates from investing in certain companies on behalf of some of their clients, including the T. Rowe Price funds, while at the same time not prohibiting T. Rowe Price or its affiliates from making those same investments on behalf of other clients that are not subject to such requirements. T. Rowe Price or its affiliates’ ability to negotiate certain rights, remedies, or take other actions on behalf of the T. Rowe Price funds with respect to an investment also may be limited in situations in which an affiliate of the T. Rowe Price funds (or certain other interested persons) have a direct or indirect interest in the same issuer. When permitted by applicable law, other clients of T. Rowe Price or its affiliates, on the one hand, and one or more T. Rowe Price funds, on the other hand, may invest in or extend credit to different classes of securities or different parts of the capital structure of a single issuer. T. Rowe Price or its affiliates may pursue rights, provide advice or engage in other activities, or refrain from pursuing rights, providing advice or engaging in other activities, on behalf of themselves or one or more clients other than the T. Rowe Price funds with respect to an issuer in which a T. Rowe Price fund has invested, and such actions (or refraining from action) may have a material adverse effect on such T. Rowe Price fund. In addition, as a result of regulatory requirements or otherwise, in situations in which T. Rowe Price clients (including the T. Rowe Price funds) hold positions in multiple parts of the capital structure of an issuer, T. Rowe Price or its affiliates may not pursue certain actions that may otherwise be available. T. Rowe Price and its affiliates address these and other potential conflicts of interest based on the facts and circumstances of particular situations. For example, T. Rowe Price may determine to rely on one or more information barriers between different advisers, business units, or portfolio management teams, or to rely on the actions of similarly situated holders of loans or securities rather than, or in connection with, taking such actions itself on behalf of a client. In these situations, investment personnel are mindful of potentially conflicting interests of our clients with investments in different parts of an issuer’s capital structure and seek to take appropriate measures to ensure that the interests of all clients are fairly represented. As a result of the various conflicts and related issues described in this paragraph, a T. Rowe Price fund could sustain losses during periods in which T. Rowe Price or its affiliates and other clients of T. Rowe Price or its affiliates achieve profits generally or with respect to particular holdings, or could achieve lower profits or higher losses than would have been the case had the conflicts described above not existed.

Compensation

The compensation structure for the T. Rowe Price funds’ portfolio managers consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of restricted stock grants. Compensation is variable and is determined based on the following factors.

Investment performance over 1-,3-,5-, and 10-year periods is the most important input. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. T. Rowe Price (and T. Rowe Price Australia, T. Rowe Price Hong Kong, T. Rowe Price Singapore, T. Rowe Price Japan, T. Rowe Price International, and T. Rowe Price Investment Management, as appropriate) evaluates performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are typically determined with reference to the broad-based index (e.g., S&P 500 Index) and the Lipper average or index (e.g., Large-Cap Growth Index) set forth in the total returns table in the fund’s prospectus, although other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by the applicable investment steering committee) and is the same as the selection presented to the directors of the T. Rowe Priced funds in their regular review of fund performance. Performance is primarily measured on a pretax basis, although tax efficiency is considered and is especially important for the Tax-Efficient Equity Fund.

Compensation is viewed with a long-term time horizon. The more consistent a portfolio manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed income funds, a fund’s expense ratio is usually taken into account. Contribution to T. Rowe Price’s overall investment process is an important consideration as well. Leveraging ideas and investment insights across applicable investment platforms; working effectively with and mentoring others; and other contributions to our clients, the firm, or our culture are important components of T. Rowe Price’s long-term success and are generally taken into consideration.

All employees of T. Rowe Price, including portfolio managers, can participate in a 401(k)-plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, are eligible to participate in a supplemental savings plan sponsored by T. Rowe Price Group, and certain vice presidents of T. Rowe Price Group receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used when evaluating the performance of all portfolios managed by the portfolio manager.

Voya IM

Compensation. Compensation consists of: (i) a fixed base salary; (ii) a bonus, which is based on Voya performance, one-, three-, and five-year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks, peer universe performance, and revenue growth and net cash flow growth (changes in the accounts’ net assets not attributable to changes in the value of the accounts’ investments) of the accounts they are responsible for; and (iii) long-term equity awards tied to the performance of our parent company, Voya Financial, Inc. and/or a notional investment in a pre-defined set of Voya sub-advised funds. Portfolio managers are also eligible to receive an annual cash incentive award delivered in some combination of cash and a deferred award in the form of Voya stock. The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. The measures for each team are outlined on a “scorecard” that is reviewed on an annual basis. These scorecards measure investment performance versus benchmark and peer groups over one-, three-, and five-year periods; and year-to-date net cash flow (changes in the accounts’ net assets not attributable to changes in the value of the accounts’ investments) for all accounts managed by each team. The results for overall Voya scorecards are typically calculated on an asset weighted performance basis of the individual team scorecards. Investment professionals’ performance measures for bonus determinations are weighted by 25% being attributable to the overall Voya performance and 75% attributable to their specific team results (65% investment performance, 5% net cash flow, and 5% revenue growth). Voya’s long-term incentive plan is designed to provide ownership-like incentives to reward continued employment and to link long-term compensation to the financial performance of the business. Based on job function, internal comparators and external market data, employees may be granted long-term awards. All senior investment professionals participate in the long-term compensation plan. Participants receive annual awards determined by the management committee based largely on investment performance and contribution to firm performance. Plan awards are based on the current year’s performance as defined by the Voya component of the annual incentive plan. Awards typically include a combination of performance shares, which vest ratably over a three-year period, and Voya restricted stock and/or a notional investment in a predefined set of Voya sub-advised funds, each subject to a three-year cliff-vesting schedule. If a portfolio manager’s base salary compensation exceeds a particular threshold, he or she may participate in Voya’s deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, Voya stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

Potential Conflicts of Interest. A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to the Funds. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs, and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for the portfolio manager’s various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager’s accounts. A potential conflict of interest may arise as a result of the portfolio manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment May be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. A portfolio manager may also manage accounts whose objectives and policies differ from those of the Funds. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while a Fund maintained its position in that security. A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees – the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.As part of its compliance program, Voya IM has adopted policies and procedures reasonably designed to address the potential conflicts of interest described above. Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such as hedge funds, may allow extensive use of short sales which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. Voya IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Funds.

Wellington Management

Conflicts of Interest

Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. Each Fund’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Funds (“Investment Professionals”) generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations, and risk profiles that differ from those of the Funds. The Investment Professionals make investment decisions for each account, including the relevant Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax, and other relevant investment considerations applicable to that account. Consequently, Investment Professionals may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the relevant Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies, and/or holdings to that of the relevant Fund.

An Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Fund or make investment decisions that are similar to those made for the relevant Fund, both of which have the potential to adversely impact the relevant Fund depending on market conditions. For example, an Investment Professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, an Investment Professional may purchase the same security for the relevant Fund and one or more other accounts at or about the same time. In those instances, the other accounts will have access to their respective holdings prior to the public disclosure of the relevant Fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Funds. Messrs. Barry, Forster, Kyller, Marvan, Simon, White, and Ms. Pryshlak also manage accounts that pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to the Investment Professionals are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional. Finally, the Investment Professionals may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high-quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.

Compensation

Wellington Management receives a fee based on the assets under management of each Fund as set forth in the Investment Subadvisory Agreement between Wellington Management and VALIC on behalf of each Fund. Wellington Management pays its Investment Professionals out of its total revenues, including the advisory fees earned with respect to each Fund. The following information relates to the fiscal year ended May 31, 2026.

Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high-quality investment management services to its clients. Wellington Management’s compensation of each Fund’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Funds (“Investment Professionals”) includes a base salary and incentive components. The base salary for each other Investment Professional who is a partner (a “Partner”) of Wellington Management Group LLP, the ultimate holding company of Wellington Management, is generally a fixed amount that is determined by the managing partners of Wellington Management Group LLP. The base salary for each Investment Professional is determined by the Investment Professional’s experience and performance in their role as an Investment Professional. Base salaries for Wellington Management’s employees are reviewed annually and may be adjusted based on the recommendation of an Investment Professional’s manager, using guidelines established by Wellington Management’s Compensation Committee, which has final oversight responsibility for the base salaries of employees of the firm. Each Investment Professional, with the exception of Mary L. Pryshlak and Jonathan White, is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund managed by the Investment Professional and generally each other account managed by such Investment Professional. Each Investment Professional’s incentive payment relating to the relevant Fund is linked to the gross pre-tax performance of the portion of the Fund managed by the Investment Professional compared to the benchmark index and/or peer group identified below over one-, three-, and five-year periods, with an emphasis on five-year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods, and rates may differ) to other accounts managed by these Investment Professionals, including accounts with performance fees.

Portfolio-based incentives across all accounts managed by an Investment Professional can, and typically do, represent a significant portion of an Investment Professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Investment Professionals may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors. Each Partner is eligible to participate in a Partner-funded tax-qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Messrs. [Barry, Forster, Garabedian, Marvan, Simon and Ms. Pryshlak] are Partners.

Fund	Benchmark Index and/or Peer Group for Incentive Period
Mid Cap Value Fund	Russell 2500 Value Index
Systematic Value Fund	Russell 1000 Value
Systematic Growth Fund	Russell 1000® Growth Index]

Ownership of Portfolio Managers

[As of May 31, 2026, none of the Portfolio Managers who are primarily responsible for the day-to-day management of the Funds had any ownership interest in a Fund that they managed.]

PORTFOLIO TURNOVER

A Fund may purchase and sell securities whenever necessary to seek to accomplish its investment objective. Portfolio turnover generally involves some expense to a Fund and its shareholders, including brokerage commissions and other transaction costs on the purchase and sale of securities and reinvestment in other securities. A Portfolio’s turnover rate would equal 100% if each security in the Fund was replaced once per year.

PORTFOLIO TRANSACTIONS AND BROKERAGE

VALIC utilizes the assistance of Subadvisers in selecting brokers or dealers to handle transactions for the Funds. The Subadvisers may employ affiliated brokers for portfolio transactions under circumstances described in the Prospectus.

Virtually all of the OTC transactions by the Core Bond Fund are principal transactions with issuers and dealers at net prices which entail no brokerage commissions. The Systematic Growth Fund and the International Socially Responsible Fund each purchase and sell most of their portfolio securities on a national securities exchange on an agency basis. The Dividend Value Fund, International Growth Fund, Mid Cap Strategic Growth Fund, Mid Cap Value Fund, Small Cap Value Fund and Growth Fund engage in OTC transactions with principals and transactions with national securities exchanges on an agency basis. A Fund normally enters into principal transactions directly with the issuer or the market-maker.

When a Fund purchases or sells securities or futures contracts on an exchange, it pays a commission to any FCM or broker executing the transaction. When a Fund purchases securities from the issuer, an underwriter usually receives a commission or “concession” paid by the issuer. When a Fund purchases securities from a market-maker, it pays no commission, but the price includes a “spread” or “mark-up” (between the bid and asked price) earned by the market-making dealer on the transaction.

In the OTC market, securities are generally traded on a “net” basis with dealers acting as principals for their own accounts without a stated commission, although the price of a security usually includes a profit to the dealer. The Funds may, however, effect certain “riskless principal transactions” in the OTC market with a stated commission. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

In purchasing and selling each Fund’s portfolio securities, it is the policy of the Subadvisers to seek the best execution at the most favorable price through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. When selecting brokers or dealers, and in negotiating prices and commissions, the Subadvisers consider such factors as: the broker or dealer’s reliability; the quality of the broker or dealer’s execution services on a continuing basis; the rate of the commission; the size and difficulty of the order and the timeliness of execution; and the reliability, integrity, financial condition, general execution, and operational capabilities of that firm and competing broker-dealers. In OTC transactions, the Subadvisers place orders directly with the principal market-maker unless they believe a Fund can obtain a better price (or receive better execution of orders) from a broker on an agency basis. In transactions executed on securities or commodities exchanges, the Subadvisers seek the best overall price and execution at the most favorable commission rate (except when higher brokerage commissions are paid to obtain brokerage and research services, as explained below). When the Subadvisers believe that more than one firm meets these criteria the Subadvisers may prefer brokers who provide the Subadvisers or a Fund with brokerage and research services, described below.

Commission Recapture Program: A commission recapture arrangement includes those arrangements under which products or services (other than execution of securities transactions) or commissions are recaptured for a client from or through a broker-dealer, in exchange for directing the client’s brokerage transactions to that broker-dealer. VC I’s Board has determined that a commission recapture arrangement with Capital Institutional Services, Inc. is in the best interest of each Fund and its shareholders and, therefore, has conveyed the information to the Subadvisers. A Fund may participate in a commission recapture arrangement, provided the portfolio manager can still obtain the best price and execution for trades. Thus, a Fund may benefit from the products or services or recaptured commissions obtained through the commission recapture arrangement, although there may be other transaction costs, greater spreads, or less favorable net prices on transactions. As long as the trader executing the transaction for a Fund indicates that it is a directed brokerage transaction, the Fund will get a percentage of commissions paid on either domestic trades or international trades credited back to the Fund. The brokerage of one Fund will not be used to help pay the expenses of any other Fund. VALIC will continue to waive its fees or reimburse expenses for any Fund for which it has agreed to do so. All expenses paid through the commission recapture arrangement will be over and above such waivers and/or reimbursements, so that VALIC will not receive any direct or indirect economic benefit from the commission recapture arrangement.

The following chart reflects the commission recapture activity for the last three fiscal years ended May 31.

	Fiscal Year Ending 05/31/2026		% of Average Net Assets 05/31/2026		Fiscal Year Ending 05/31/2025	% of Average Net Assets 05/31/2025	Fiscal Year Ending 05/31/2024	% of Average Net Assets 05/31/2024
Core Bond Fund	[	•]	[	•]	—	—	—	—
Dividend Value Fund	[	•]	[	•]	1,142	0.00%	3,617	0.00%
Global Real Estate Fund	[	•]	[	•]	$1,475	0.00%	$1,536	0.00%
Growth Fund	[	•]	[	•]	—	—	—	—
International Growth Fund	[	•]	[	•]	—	—	—	—
International Socially Responsible Fund	[	•]	[	•]	—	—	—	—
International Value Fund	[	•]	[	•]	34	0.00%	—	—
Mid Cap Strategic Growth Fund	[	•]	[	•]	47,917	0.00%	57,861	0.01%
Mid Cap Value Fund	[	•]	[	•]	7,838	0.00%	5,658	0.00%
Small Cap Growth Fund	[	•]	[	•]	14,646	0.00%	28,618	0.01%
Small Cap Value Fund	[	•]	[	•]	60,731	0.02%	57,487	0.01%
Systematic Growth Fund	[	•]	[	•]	—	—	—	—
Systematic Value Fund	[	•]	[	•]	—	—	—	—

Research Services: The Subadvisers may cause a Fund to pay a broker-dealer a commission (for executing a securities transaction) that is greater than the commission another broker-dealer would have received for executing the same transaction, if the Subadvisers determine in good faith that the greater commission paid to the first broker-dealer is reasonable in relation to the value of brokerage and research services provided to the Subadvisers viewed in terms of either that particular transaction or the overall responsibilities of the Subadvisers. The Subadvisers receive a wide range of research services from broker-dealers, including: information on securities markets, the economy and individual companies; statistical information; accounting and tax law interpretations; technical market action; pricing and appraisal services; and credit analyses.

The Subadvisers evaluate whether such research services provide lawful and appropriate assistance to them in the performance of their investment decision-making responsibilities for a Fund. The Subadvisers will not cause a Fund to pay higher commissions without first determining, in good faith, that the cost is reasonable considering the brokerage and research services provided, with respect to either the particular transaction or the Subadvisers’ overall responsibilities with respect to accounts for which they exercise investment discretion. The Subadvisers receive research services at no cost and cannot assign any specific monetary value to them; nevertheless, the Subadvisers believe these supplemental investment research services are essential to the Subadvisers’ ability to provide high quality portfolio management to the Funds. Research services furnished by broker-dealers through whom a Fund affects securities transactions may be used by the Subadvisers in servicing other clients as well as the Funds, and the Subadvisers may not use all such services in managing the Funds. The Funds may benefit from research services obtained through securities transactions effected by the Subadvisers on behalf of their other clients.

Certain Funds’ Subadvisers may obtain research from brokers or non-broker-dealers by entering into commission sharing arrangements (“CSAs”). Under a CSA, the executing broker agrees that part of the commissions it earns on certain equity trades will be allocated to one or more research providers as payment for research. CSAs allow a Subadviser to direct brokers to pool commissions that are generated from orders executed at that broker (for equity transactions on behalf of a Fund and other client accounts), and then periodically direct the broker to pay third- party research providers for research. The use of CSAs by a Subadviser is subject to the Subadviser’s best execution obligations to a Fund.

The amount of brokerage commissions paid, the quality of execution, the nature and quality of research services provided, and the amount of commissions paid to firms providing research services are reviewed quarterly by VC I’s Board.

The following tables list brokerage commissions paid by each Fund on portfolio transactions for the fiscal years ended May 31, 2026, 2025 and 2024. Unless otherwise noted, the Funds paid no brokerage commissions to brokers for research services provided to the Subadvisers or to VALIC.

2026 Brokerage Commissions

Fund	Aggregate Brokerage Commission	Amount paid to Affiliated Broker-Dealers*	Percentage of Commissions paid to Affiliated Broker-Dealers*	Percentage of Amount of Transactions Involving Payments of Commissions to Affiliated Broker- Dealers
Core Bond Fund	[•]	[•]	[•]	[•]
Dividend Value Fund	[•]	[•]	[•]	[•]
Global Real Estate Fund	[•]	[•]	[•]	[•]
Growth Fund	[•]	[•]	[•]	[•]
International Growth Fund	[•]	[•]	[•]	[•]
International Socially Responsible Fund	[•]	[•]	[•]	[•]
International Value Fund	[•]	[•]	[•]	[•]
Mid Cap Strategic Growth Fund	[•]	[•]	[•]	[•]
Mid Cap Value Fund	[•]	[•]	[•]	[•]
Small Cap Growth Fund	[•]	[•]	[•]	[•]
Small Cap Value Fund	[•]	[•]	[•]	[•]
Systematic Growth Fund	[•]	[•]	[•]	[•]
Systematic Value Fund	[•]	[•]	[•]	[•]

*	[The affiliated broker-dealer that affected transactions with the indicated Fund was [•].]

2025 Brokerage Commissions

Fund	Aggregate Brokerage Commission	Amount paid to Affiliated Broker-Dealers*	Percentage of Commissions paid to Affiliated Broker-Dealers*	Percentage of Amount of Transactions Involving Payments of Commissions to Affiliated Broker- Dealers
Core Bond Fund	1,653	—	0.00%	0.00%
Dividend Value Fund	284,516	—	0.00%	0.00%
Global Real Estate Fund	161,140	—	0.00%	0.00%
Growth Fund	163,103	—	0.00%	0.00%
International Growth Fund	69,740	—	0.00%	0.00%
International Socially Responsible Fund	75,647	—	0.00%	0.00%
International Value Fund	343,831	—	0.00%	0.00%
Mid Cap Strategic Growth Fund	425,946	—	0.00%	0.00%

Fund	Aggregate Brokerage Commission	Amount paid to Affiliated Broker-Dealers*	Percentage of Commissions paid to Affiliated Broker-Dealers*	Percentage of Amount of Transactions Involving Payments of Commissions to Affiliated Broker- Dealers
Mid Cap Value Fund	670,199	—	0.00%	0.00%
Small Cap Growth Fund	399,039	—	0.00%	0.00%
Small Cap Value Fund	482,997	—	0.00%	0.00%
Systematic Growth Fund	53,873	2,736	5.08%	3.85%
Systematic Value Fund	78,932	—	0.00%	0.00%

*	The affiliated broker-dealer that affected transactions with the indicated Fund was Goldman Sachs & Co.

2024 Brokerage Commissions

Fund	Aggregate Brokerage Commission	Amount paid to Affiliated Broker-Dealers*	Percentage of Commissions paid to Affiliated Broker-Dealers*	Percentage of Amount of Transactions Involving Payments of Commissions to Affiliated Broker- Dealers
Core Bond Fund	9	—	0.00%	0.00%
Dividend Value Fund	362,148	—	0.00%	0.00%
Global Real Estate Fund	118,062	—	0.00%	0.00%
Growth Fund	174,713	—	0.00%	0.00%
International Growth Fund	180,805	154	0.09%	0.61%
International Socially Responsible Fund	94,153	—	0.00%	0.00%
International Value Fund	749,120	—	0.00%	0.00%
Mid Cap Strategic Growth Fund	418,943	—	0.00%	0.00%
Mid Cap Value Fund	388,730	—	0.00%	0.00%
Small Cap Growth Fund	274,886	—	0.00%	0.00%
Small Cap Value Fund	682,059	—	0.00%	0.00%
Systematic Growth Fund	77,999	—	0.00%	0.00%
Systematic Value Fund	86,965	—	0.00%	0.00%

*	The affiliated broker-dealer that affected transactions with the indicated Fund was Morgan Stanley & Co..

In addition, for the fiscal year ended May 31, 2026, the Funds directed the following amounts of portfolio securities transactions, and commissions paid thereon, to broker-dealers which provided research services to the Funds’ Subadvisers:

Portfolio	Gross Dollar Value of Purchase/Sale Directed to Research Procedures ($)	Dollar Amount of Commission Directed to Research Provers ($)
Core Bond Fund	[•]	[•]
Dividend Value Fund	[•]	[•]
Global Real Estate Fund	[•]	[•]
Growth Fund	[•]	[•]
International Growth Fund	[•]	[•]
International Socially Responsible Fund	[•]	[•]
International Value Fund	[•]	[•]
Mid Cap Strategic Growth Fund	[•]	[•]
Mid Cap Value Fund	[•]	[•]
Small Cap Growth Fund	[•]	[•]
Small Cap Value Fund	[•]	[•]
Systematic Growth Fund	[•]	[•]
Systematic Value Fund	[•]	[•]

The following table sets forth the value of the Funds’ holdings of securities of VC I’s regular brokers and dealers (as defined under Rule 10b-1 under the 1940 Act) and their parents as of May 31, 2026.

Fund	Broker Dealer	Value (000’s)	Debt/Equity
Core Bond Fund	[•]	[•]	[•]
Dividend Value Fund	[•]	[•]	[•]
Global Real Estate Fund	[•]	[•]	[•]
Growth Fund	[•]	[•]	[•]
International Growth Fund	[•]	[•]	[•]
International Socially Responsible Fund	[•]	[•]	[•]
International Value Fund	[•]	[•]	[•]
Mid Cao Strategic Growth Fund	[•]	[•]	[•]
Mid Cap Value Fund	[•]	[•]	[•]
Small Cap Growth Fund	[•]	[•]	[•]
Small Cap Value Fund	[•]	[•]	[•]
Systematic Growth Fund	[•]	[•]	[•]
Systematic Value Fund	[•]	[•]	[•]

Occasions may arise when one or more of the Funds, or other accounts that may be considered affiliated persons of a Fund under the 1940 Act, desire to purchase or sell the same portfolio security at approximately the same time. In such event, generally, the assets actually purchased or sold may be allocated among accounts on a good faith equitable basis at the discretion of the account’s adviser pursuant to written procedures. In some cases, this system may adversely affect the price or size of the position obtainable for the Funds. However, the Funds may, alternatively, benefit from lower broker’s commissions and/or correspondingly lower costs for brokerage and research services by engaging in such combined transactions. A Subadviser will not engage in a transaction as described above unless, in the Subadviser’s opinion, the results of the transaction will, on the whole, be in the best interest of the Fund.

OFFERING, PURCHASE, AND REDEMPTION OF FUND SHARES

Shares of the Funds are sold in a continuous offering. Pursuant to a Distribution Agreement, CCS acts without remuneration as VC I’s agent in the distribution of Fund shares to the VALIC separate accounts, separate accounts of other life insurance companies that may or may not be affiliated with VALIC, and, subject to applicable law, to qualified pension and retirement plans and individual retirement accounts outside of the separate account context (the “Distribution Agreement”). Under the terms of the Distribution Agreement, each Fund pays for, among other expenses, all expenses of the offering of its shares incurred in connection with (1) the registration of the Fund or the registration or qualification of the Fund’s shares for offer or sale under the federal securities laws and the securities laws of any state or other jurisdiction in which the Fund’s shares are offered; (2) printing and distributing the Fund’s prospectuses to existing participants as required under the federal securities laws and applicable securities laws of any state or other jurisdiction; and (3) preparation, printing and distribution of proxy statements, notices and reports; and (4) issuance of the Fund’s shares, including share issue and transfer taxes.

CCS, or one of its affiliates, pays all expenses incurred by it attributable to any activity primarily intended to result in the sale of shares of the Funds and in connection with the performance of distribution duties or will promptly reimburse the Funds for all expenses in connection with (1) printing and distributing prospectuses utilized in marketing the Funds to eligible purchasers; (2) preparation, printing and distribution of advertising and sales literature for the use in the offering of the Funds’ shares and printing and distribution of reports to purchasers and/or participants used as sales literature; (3) qualification of CCS as a distributor or broker or dealer under applicable federal and state securities laws; (4) any investment program of the Funds, including the reinvestment of dividends and capital gains distributions, to the extent such expenses exceed the Funds’ normal cost of issuing its shares; and all other expenses in connection with offering for sale and sale of the Funds’ shares, which have not been specifically allocated to the Funds. The Funds do not compensate CCS for services provided under the Distribution Agreement. The distribution agreement between CCS and VC I provides that it shall continue in force from year to year, provided that such continuance is approved at least annually (a) (i) by the Board of VC I, or (ii) by vote of a majority of VC I’s outstanding voting securities (as defined in the 1940 Act) and (b) by the affirmative vote of a majority of VC I’s Directors who are not “interested persons” (as defined in the 1940 Act) of VC I by votes cast in person at a meeting called for such purpose. The distribution agreement may be terminated at anytime, without penalty, by a vote of the Board of VC I or by a vote of a majority of the outstanding voting securities of VC I, or by CCS, on sixty days’ written notice to the other party. The Distribution Agreement also provides that it shall automatically terminate in the event of its assignment.

Payments of surrender values, as well as lump sum payments available under the annuity options of the Contracts, may be suspended or postponed at any time when redemption of shares is suspended. Normally, VC I redeems Fund shares within seven days when the request is received in good order, but may postpone redemptions beyond seven days when: (i) the New York Stock Exchange is closed for other than weekends and customary holidays, or trading on the New York Stock Exchange becomes restricted; (ii) an emergency exists making disposal or valuation of a Fund’s assets not reasonably practicable; or (iii) the SEC has so permitted by order for the protection of VC I’s shareholders.

VC I redeems Fund shares for cash. VC I, pursuant to Rule 18f-1 under the 1940 Act, has filed a notification of election on Form 18f-1. Pursuant to this election, VC I has committed to pay the separate accounts, in cash, all redemptions made during any 90 day period, up to the lesser of $250,000 or 1% of VC I’s net asset value. This election is irrevocable while Rule 18f-1 is in effect, unless the SEC by order permits the withdrawal of the election.

All shares are offered for sale and redeemed at net asset value. Net asset value per share is determined by dividing the net assets of a Fund by the number of that Fund’s outstanding shares at such time.

DETERMINATION OF NET ASSET VALUE

Shares of the Funds are valued at least daily as of the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m. Eastern time). Each Fund calculates the net asset value of its shares by dividing the total value of its net assets by the number of shares outstanding. The days and times of such computation may, in the future, be changed by the Directors in the event that the portfolio securities are traded in significant amounts in markets other than the New York Stock Exchange, or on days or at times other than those during which the New York Stock Exchange is open for trading. The Board has designated VALIC as its “valuation designee”, subject to its oversight. VALIC utilizes the Fund’s policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee which is responsible for, among other things, making certain determinations in connection with the Funds’ fair valuation procedures. There is no single standard for making fair value determinations, which may result in prices that vary from those of other Funds. A description of the pricing procedures that are generally used to value the securities held by a Portfolio is described below.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on a review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the valuation designee will adjust the previous closing prices in accordance with the Fund’s pricing procedures to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Fund may also have fair-value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, a Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by references to other securities that are considered comparable in such characteristics as a rating, interest rate, and maturity date, option-adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. Typically, these securities are valued assuming orderly transactions of institutional round lot sizes, but a Fund may hold or, from time to time, transact in such securities in smaller, odd lot sizes in which case they may be fair valued in accordance with the PRC Procedures.

Senior floating rate loans are valued at the average of available bids in the market for such senior floating rate loans, as provided by a Board-approved loan pricing service.

Investments in registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a pricing service approved by the valuation designee. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a pricing service approved by the valuation designee as of the close of the exchange on which they are traded. Option contracts traded over the counter will be valued based upon the average of quotations received from at least two brokers in such securities or currencies. Option contracts on swaps (“Swaptions”) and other option derivatives (i.e., straddle options) are valued at a mid-valuation provided by a pricing service approved by the valuation designee. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid-valuation provided by a pricing service approved by the valuation designee. Swap contracts traded over the counter will be valued at a mid-valuation provided by a pricing service approved by the valuation designee. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern time forward rate.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued as determined pursuant to procedures adopted in good faith by VCI’s Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other Funds.

A Fund’s liabilities, including proper accruals of expense times, are deducted from total assets. The net asset value of each Fund is divided by the total number of shares outstanding to arrive at the net asset value per share.

ACCOUNTING AND TAX TREATMENT

Under the Code, each Fund is treated as a separate entity, and as a regulated investment company if qualification requirements are met. To qualify as a regulated investment company, a Fund must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditionally permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of a Fund’s taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash, securities of other regulated investment companies, U.S. Government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. Government securities or securities of other regulated investment companies) of any one issuer, any two or more issuers of which 20% or more of the voting stock is held by the Fund and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or in the securities of one or more qualified publicly traded partnerships.

Although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Fund investments in partnerships, including in qualified publicly traded partnerships, may result in the Fund’s being subject to state, local or foreign income, and franchise or withholding tax liabilities.

So long as a Fund qualifies as a regulated investment company, such Fund will not be subject to federal income tax on the net investment company taxable income or net capital gains (calculated before deductions for dividends paid) distributed to shareholders as ordinary income dividends or capital gain dividends, provided that it distributes to its shareholders at least 90% of its net investment income and 90% of its net exempt interest income for the taxable year. Dividends from net investment income and capital gain distributions, if any, are paid annually. All distributions are reinvested in shares (of the same class) of the Fund at net asset value unless the transfer agent is instructed otherwise by the owner of the shares.

If, in any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify, a Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, including any distributions of net long-term capital gains, will be taxable to shareholders as dividend income. Moreover, if a Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. If a Fund fails to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) if it qualifies as a regulated investment company in a subsequent year; various remedial opportunities may be available. Further, if a Fund should fail to qualify as a regulated investment company, such Fund would be considered as a single investment, which may result in Contracts invested in that Fund not being treated as annuity, endowment or life insurance contracts under the Code. All income and gain inside the Contract would be taxed currently to the holder, and the holder would remain subject to taxation thereafter even if the contract later becomes adequately diversified.

Generally, a regulated investment company must timely distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid imposition of a nondeductible 4% excise tax. However, the excise tax generally does not apply to regulated investment companies whose only shareholders are certain tax-exempt trusts or segregated asset accounts of life insurance companies held in connection with variable contracts. In order to avoid imposition of the excise tax, each Fund intends to qualify for this exemption or to comply with the calendar year distribution requirement.

A fund may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts and to certain tax qualified pension and retirement plans. A variable contract must meet certain diversification requirements in order to maintain its favorable tax status. In particular, a separate account backing a variable contract may not invest more than 55% of its assets in the securities of any one issuer, or 70% in two issuers, 80% in three, or 90% in four. Generally, all securities of the same issuer are treated as a single investment. For the purposes of Section 817(h), obligations of the U.S. Treasury and of each U.S. Government agency or instrumentality are treated as securities of separate issuers. If shares of a Fund are not sold outside of the very limited group consisting of separate accounts backing variable contracts, tax qualified retirement plans, and a few other specialized categories, then in making the diversification test the separate account backing the contract is treated as owning its proportional share of the assets of the Fund; this makes the diversification test relatively easy to meet. If the shares are owned outside the permitted group, then the Fund itself is the issuer of securities owned by the separate account and the diversification test may be much harder to meet. Failure to meet the diversification requirements has the unfavorable tax consequences described in the last sentence of the fourth paragraph of this section. In addition, if the owner of a variable contract has too much investment power over the investments in the separate account which backs the contract, the owner will be taxed currently on the income earned under his or her contract.

The capital losses of a Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year, the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year.

Since the shares of the Funds are offered only in connection with the Contracts, no discussion is set forth herein as to the U.S. federal income tax consequences at the Contract holder level. For information concerning the U.S. federal income tax consequences to purchasers of the Contracts, see the Prospectus for such Contracts. Purchasers of the Contracts should consult their tax advisors regarding specific questions as to federal, state and local taxes.

A Fund may invest in debt securities issued at a discount or providing for deferred interest, which may result in income to the Fund equal, generally, to a portion of the excess of the face value of the securities over the issue price thereof (“original issue discount”) each year that the securities are held, even though the Fund receives no actual interest payments thereon. Original issue discount is treated as income earned by a Fund and, therefore, is subject to distribution requirements of the Code applicable to regulated investment companies. Since the original issue discount income earned by a Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of securities, which it might otherwise have continued to hold, or borrow to generate cash in order to satisfy its distribution requirements. In addition, a Fund’s investment in foreign currencies or foreign currency denominated or referenced debt securities and contingent payment or inflation-indexed debt instruments also may accelerate the Fund’s recognition of taxable income in excess of cash generated by such investments.

Options, forward contracts, futures contracts and foreign currency transactions entered into by a Fund will be subject to special tax rules. These rules may accelerate income to a Fund; defer Fund losses; cause adjustments in the holding periods of Fund securities; convert capital gain into ordinary income; and/or convert short-term capital losses into long-term capital losses. As a result, these rules could affect the amount, timing and character of distributions by a Fund.

In certain situations, a Fund may, for a taxable year, defer all or a portion of its capital losses and currency losses realized after October until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October may affect the tax character of shareholder distributions.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time such Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from sales of currencies or dispositions of debt securities or certain forward contracts, futures contracts, options or similar financial instruments denominated in a foreign currency or determined by reference to the value of one or several foreign currencies also are treated as ordinary income or loss.

REITs in which Funds invest may hold residual interests in real estate mortgage investment conduits (“REMICs”). Certain types of income received by the Fund from REITs, REMICs, taxable mortgage pools or other investments may cause the Fund to designate some or all of its distributions as “excess inclusion income.” To shareholders of these Funds, such excess inclusion income may (1) constitute taxable income, as unrelated business taxable income; (2) not be offset by otherwise allowable deductions for tax purposes; (3) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (4) cause the Fund to be subject to tax if certain “disqualified organizations” as defined by the Code are shareholders of the Fund.

The Code includes special rules applicable to the listed non-equity options, regulated futures contracts, and options on futures contracts that a Fund may write, purchase or sell. Such options and contracts are classified as Section 1256 contracts under the Code. The character of gain or loss resulting from the sale, disposition, closing out, expiration or other termination of Section 1256 contracts, except forward foreign currency exchange contracts, is generally treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (“60/40 gain or loss”). Such contracts, when held by a Fund at the end of a fiscal year, generally are required to be treated as sold at market value on the last day of such fiscal year for federal income tax purposes (“marked-to-market”). OTC options are not classified as Section 1256 contracts and are not subject to the marked-to-market rule or to 60/40 gain or loss treatment. Any gains or losses recognized by a Fund from transactions in OTC options written by a Fund generally constitute short-term capital gains or losses. Any gain or loss recognized by a Fund from transactions in OTC options purchased by such Fund generally has the same character as the property to which the option relates has in the hands of such Fund (or would have if acquired by the Fund). When call options written, or put options purchased, by a Fund are exercised, the gain or loss realized on the sale of the underlying securities may be either short-term or long-term, depending on the holding period of the securities. In determining the amount of such gain or loss, the sales proceeds are reduced by the premium paid for the OTC puts or increased by the premium received for OTC calls.

A substantial portion of a Fund’s transactions in options, futures contracts and options on futures contracts, particularly its hedging transactions, may constitute “straddles” which are defined in the Code as offsetting positions with respect to personal property. A straddle in which at least one (but not all) of the positions is a Section 1256 contract would constitute a “mixed straddle” under the Code. The Code generally provides with respect to straddles (i) “loss deferral” rules which may postpone recognition for tax purposes of losses from certain closing purchase transactions or other dispositions of a position in the straddle to the extent of unrealized gains in the offsetting position, (ii) “wash sale” rules which may postpone recognition for tax purposes of losses where a position is sold and a new offsetting position is acquired within a prescribed period, (iii) “short sale” rules which may terminate the holding period of securities owned by a Fund when offsetting positions are established and which may convert certain losses from short-term to long-term, and (iv) “conversion transaction” rules which may treat all or a portion of the gain on a transaction as ordinary income rather than as capital gains. The Code provides that certain elections may be made for mixed straddles that can alter the character of the capital gain or loss recognized upon disposition of positions which form part of a straddle. Certain other elections also are provided in the Code; no determination has been reached to make any of these elections.

Code Section 1259 requires the recognition of gain if a Fund makes a “constructive sale” of an appreciated financial position (e.g., stock). A Fund generally will be considered to make a constructive sale of an appreciated financial position if it sells the same or substantially identical property short, enters into a futures or forward contract to deliver the same or substantially identical property, or enters into certain other similar transactions.

Under the “wash sale” rule, losses incurred by a Fund on the sale of (or on a contract or option to sell) stock or securities are not deductible if, within a 61-day period beginning 30 days before and ending 30 days after the date of the sale, the Fund acquires or has entered into a contract or option to acquire stock or securities that are substantially identical. In such a case, the basis of the stock or securities acquired by the Fund will be adjusted to reflect the disallowed loss.

In general, gain or loss on a short sale, to the extent permitted, is recognized when a Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered as capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Fund’s hands. Except with respect to certain situations where the property used by a Fund to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of “substantially identical property” held by a Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by a Fund for more than one year. In general, a Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.

As a result of entering into swap contracts, a Fund may make or receive periodic net payments. A Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if a Fund has been a party to the swap for more than one year). With respect to certain types of swaps, a Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.

A passive foreign investment company (“PFIC”) is a foreign corporation that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If a Fund acquires and holds stock in a PFIC beyond the end of the year of its acquisition, the Fund will be subject to federal income tax on a portion of any “excess distribution” received on the stock or on any gain from disposition of the stock (collectively, the “PFIC income”), plus a certain interest charge, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. A Fund may make a mark-to-market election with respect to any stock it holds of a PFIC, if such stock is marketable (as defined by the Code for purposes of such election). For these purposes, all stock in a PFIC that is owned directly or indirectly by a regulated investment company is treated as marketable stock. If the election is in effect, at the end of the Fund’s taxable year, the Fund will recognize annually the amount of mark-to-market gains, if any, with respect to PFIC stock as ordinary income. No ordinary loss will be recognized on the marking to market of PFIC stock, except to the extent of gains recognized in prior years. Alternatively, a Fund may elect to treat any PFIC in which it invests as a “qualified electing fund,” in which case, in lieu of the foregoing tax and interest obligation, the Fund will be required to include in its income each year its pro rata share of the qualified electing fund’s annual ordinary earnings and net capital gain, even if they are not distributed to the Fund; those amounts would be subject to the distribution requirements applicable to the Fund described above. In order to make this election, a Fund would be required to obtain certain information from the PFIC, which, in many cases, may be difficult to do.

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which a Fund will be subject, since the amount of the Fund assets to be invested in various countries is not known. Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local taxes.

OTHER INFORMATION

Shareholder Reports

Annual Reports containing audited financial statements of VC I and Semi-Annual Reports containing unaudited financial statements, as well as proxy materials, are sent to Contract owners, annuitants, or beneficiaries as appropriate. [VC I’s Annual Report dated May 31, 2026 is incorporated by reference into this SAI.]

Voting and Other Rights

VC I has an authorized capitalization of 37,250,000,000 shares of common stock, $0.01 par value per share. Each class of stock is comprised of 750 million to 1 billion shares each. Each of the classes of stock corresponds to one of the series and represents an ownership interest in that series.

Each outstanding share has one vote on all matters that shareholders vote on. Participants vote on these matters indirectly, by voting their units. The way participants vote their units depends on their Contract or Plan. See your Contract prospectus or Plan document for specific details When a matter comes up for vote, the separate account will vote its shares in the same proportion as the unit votes it actually receives. If VALIC determines that it may, under the current interpretation of the 1940 Act, vote shares directly instead of voting through its units, it may decide to vote that way.

Maryland law does not require VC Ito hold regular, annual shareholder meetings. However, VC I must hold shareholder meetings on the following matters: (a) to approve certain agreements as required by the 1940 Act; (b) to change fundamental investment restrictions; and (c) to fill vacancies on VC I’s Board if the shareholders have elected less than a majority of the Directors.

Shareholders may call a meeting to remove a Director from the Board if at least 10% of the outstanding shares of all of the Funds vote to have this meeting. Then, to remove a Director at the meeting, at least 67% of all the outstanding shares of all the Funds must vote in favor of removing the Director.

VC I will assist in shareholder communications.

Control Persons and Principal Holders of Securities

VALIC Separate Account A (a registered separate account of VALIC) ownership of more than 25% of the outstanding shares may result in VALIC being deemed a controlling entity of each of those Funds as that term is defined in the 1940 Act. Such control will dilute the effect of the votes of other shareholders, Contract owners and beneficiaries.

At [•], 2026, VALIC, a stock life insurance company organized under the laws of the state of Texas with an address of 2919 Allen Parkway, 8th Floor, Houston, Texas 77019, American General Life Insurance Company, a stock life insurance company organized under the laws of the state of Texas with an address of 2727-A Allen Parkway, Houston, Texas 77019 (“AGL”), and The United States Life Insurance Company in the City of New York, a stock life insurance company organized under laws of the state of New York with an address of 28 Liberty Street, Floor 45, New York, NY 10005-1400 (“USL”) through their insurance company separate accounts, and the Conservative Allocation Lifestyle Fund (“VCG”), Moderate Allocation Lifestyle Fund (“VMG”), Aggressive Allocation Lifestyle Fund (“VAG”) and Dynamic Allocation Fund (“VDA”) each an independent fund, with an address of 2919 Allen Parkway, 8th Floor, Houston, Texas 77019, each of which is managed as a “fund of funds” for which VALIC serves as investment adviser, owned over five percent of the outstanding shares of the following Funds (an asterisk denotes less than 5% ownership):

	VALIC	AGL	USL	VAG	VCG	VDA	VMG
Core Bond Fund	[•]	[•]	[•]	[•]	[•]	[•]	[•]
Dividend Value Fund	[•]	[•]	[•]	[•]	[•]	[•]	[•]
Global Real Estate Fund	[•]	[•]	[•]	[•]	[•]	[•]	[•]
Growth Fund	[•]	[•]	[•]	[•]	[•]	[•]	[•]
International Growth Fund	[•]	[•]	[•]	[•]	[•]	[•]	[•]
International Socially Responsible Fund	[•]	[•]	[•]	[•]	[•]	[•]	[•]
International Value Fund	[•]	[•]	[•]	[•]	[•]	[•]	[•]
Mid Cap Strategic Growth Fund	[•]	[•]	[•]	[•]	[•]	[•]	[•]
Mid Cap Value Fund	[•]	[•]	[•]	[•]	[•]	[•]	[•]
Small Cap Growth Fund	[•]	[•]	[•]	[•]	[•]	[•]	[•]
Small Cap Value Fund	[•]	[•]	[•]	[•]	[•]	[•]	[•]
Systematic Growth Fund	[•]	[•]	[•]	[•]	[•]	[•]	[•]
Systematic Value Fund	[•]	[•]	[•]	[•]	[•]	[•]	[•]

*	Less than 5% ownership.

As of [•], 2026, the other shareholders of the Funds included separate accounts sponsored by VALIC and its affiliates, IRAs and Plans. None of these other shareholders owned of record more than 5% of any Fund’s outstanding shares.

Proxy Voting Policies and Procedures

Proxy Voting Responsibility

VC I has adopted policies and procedures for the voting of proxies relating to Fund securities (the “Policies”). The Policies were drafted according to recommendations by SunAmerica, VC I’s administrator, and an independent proxy voting agent. The Policies enable the Fund to vote proxies in a manner consistent with the best interests of the Fund and its shareholders. A committee has been established (the “Proxy Voting Committee”) to administer the voting of Fund proxies in accordance with the Policies. The Proxy Voting Committee will consist of a member of SunAmerica’s Investment Management Department, at least one member of the Legal and Compliance Departments, and at least one person who oversees sub-advisers or their designees.

The Proxy Voting Committee has engaged the services of an independent voting agent to assist in issue analyses, vote recommendations for proxy proposals, vote execution and to assist the Fund with certain responsibilities including recordkeeping of proxy votes.

The Funds are generally passive investors in holding portfolio securities, seeking to maximize shareholder value, but not necessarily to exercise control over the issuers of portfolio securities, or otherwise advance a particular agenda. Except for Funds with “social” or “ESG” investment strategies (the International Socially Responsible Fund), a Fund generally will vote “Abstain” on “environmental,” “social” and or “social and environmental” (collectively “ESG Proposals”) issue proposals unless otherwise indicated in the Guidelines (as defined below) or as determined by the Proxy Voting Committee pursuant to the Policies, or unless “Abstain” is not a valid voting option. The terms “environmental, “social” and “social and environmental” with respect to issue proposals have the meanings assigned to those terms by the independent proxy voting agent.

Practical Limitations to Voting

The Funds’ practice is generally not to vote in circumstances where the anticipated cost of voting exceeds the expected benefit of voting a particular proxy. In accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting. The Board has determined that the costs of voting proxies with respect to such shares of foreign companies generally outweigh any benefits that may be achieved by voting such proxies. The costs of voting such proxies include the potentially serious portfolio management consequences of reduced flexibility to sell the shares at the most advantageous time for the Fund. Additional costs of voting securities which might outweigh the benefits include hiring a lawyer who practices law in a certain country; hiring a translator; traveling to the foreign country to vote the security in person; or costs associated with documents that may need to be consularized, such as powers of attorney. As a result, such proxies generally will not be voted in the absence of an unusual, significant vote of compelling economic importance. In addition, there may be certain circumstances where voting may be impossible or impractical, including but not limited to: sufficient information about a meeting proposal is not available to the Funds prior to the voting deadline; government sanctions are or may be in effect; and there are market-specific impediments that impair the Funds’ ability to cast votes, such as untimely vote cut-off dates, power of attorney and share re-registration requirements.

Securities Lending

The Board has determined that the costs of voting proxies with respect to securities that are out on loan generally outweigh any benefits that may be achieved by the voting of such proxies and therefore the Funds will generally not vote proxies for shares out on loan.

The costs of voting such proxies include the opportunity cost of lost securities lending income when securities are recalled from a loan. However, under certain circumstances, including where the ownership of a security by the Funds exceeds a particular threshold (typically 1% of all outstanding shares), or where a proxy vote is deemed to be materially important to a Fund’s interest, and where it is feasible to recall the security on a timely basis, reasonable efforts will be used to recall securities in order to vote them. However, there may be instances where the securities may not be able to be recalled in time.

Case-By-Case Voting Matters

The Proxy Voting Committee has established proxy voting guidelines (the “Guidelines”), which identify certain vote items to be determined on a case-by-case basis. In these circumstances, and in proposals not specifically addressed by the Policies, the Proxy Voting Committee generally will rely on guidance or a recommendation from the independent proxy voting agent or other sources. In these instances, the Proxy Voting Committee will recommend the vote that will maximize value for, and is in the best interests of, the Fund’s shareholders. The Proxy Voting Committee has established Guidelines specifically for funds with social or ESG investment strategies. The Proxy Voting Committee will generally approach ESG Proposals on behalf of funds with social or ESG investment strategies on a case-by-case basis, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value. The Guidelines for ESG Proposals on behalf of funds with social or ESG investment strategies include specific approaches with respect to consumer issues and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

Examples of the Fund’s Positions on Voting Matters

Consistent with the approaches described above, the following are examples of the Fund’s voting positions on specific matters:

•	Vote on a case-by-case basis on proposals to increase authorized common stock;

•	Vote on a case-by-case basis on most mutual fund matter shareholder proposals to terminate the investment adviser;

•	Vote against authorization of preferred stock with unspecified voting, conversion, dividend distribution and other rights (“blank check” preferred stock);

•	Vote on a case-by-case basis regarding merger and acquisition matters; and

•	Vote on a case-by-case basis on equity compensation plans.

Conflicts of Interest

Members of the Proxy Voting Committee will resolve conflicts of interest presented by a proxy vote. In practice, application of the Guidelines will in most instances adequately address any possible conflicts of interest, as votes generally are affected according to the policies or recommendations of the independent proxy voting agent.

However, if a situation arises where a vote presents an unresolved conflict between the interests of a Fund’s shareholders and the interest of VALIC, SunAmerica, the Fund’s principal underwriter, or the underwriter’s affiliates, and the conflict is known to the Proxy Voting Committee, the Committee will consult with at least one Director who is not an “interested person,” as that term is defined in the 1940 Act, time permitting, before casting the vote to ensure that the Fund votes in the best interest of its shareholders. Any individual with a known conflict may be required by the Proxy Voting Committee to recuse himself or herself from being involved in the proxy voting decision.

Proxy Voting Records

The Proxy Voting Committee will be responsible for documenting its basis for any determination to vote in a non-uniform or manner contrary to the Guidelines, as well as, for ensuring the maintenance of records for each proxy vote cast on behalf of the Fund. The independent proxy voting agent will maintain records of voting decisions for each vote cast on behalf of the Fund. The proxy voting record for the most recent twelve-month period ended June 30 is available on the SEC’s website at http:!!www.sec.gov, or can be obtained, without charge, upon request, by calling (855) 421-2692 and on or through the following website: https:!!www.corebridgefinancial.com!rs!prospectus-and-reports!annuities#underlyingfunds.

Board Reporting

The Fund’s Chief Compliance Officer will provide a summary report at each quarterly meeting of the Board which describes any Proxy Voting Committee meeting(s) held during the prior quarter.

Disclosure of Portfolio Holdings Policies and Procedures

The Board of VC I has adopted policies and procedures relating to disclosure of the Funds’ portfolio securities. These policies and procedures generally prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Funds’ shares and other parties which are not employed by VALIC or its affiliates except under certain circumstances. Except when there are legitimate business purposes for selective disclosure and other conditions (designed to protect the Fund and its participants) are met, VC I does not provide or permit others to provide information about the Funds’ portfolio holdings on a selective basis.

VC I makes the Funds’ portfolio holdings available semi-annually in shareholder reports filed on Form N-CSR and quarterly in regulatory filings on Form N-PORT. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days after the end of VC I’s fiscal quarter. In addition, the Funds’ complete holdings information will be made available on the Funds’ website on a monthly basis. The Funds’ holdings at the end of each month will be posted approximately 30 days after the month end.

In addition, VC I generally makes publicly available on a periodic basis, information regarding a Fund’s top ten holdings (including name and percentage of a Fund’s assets invested in each holding) and the percentage breakdown of a Fund’s investments by country, sector and industry, as applicable. This information may be made available through VALIC’s website, marketing communications (including printed advertising and sales literature), and/or VC I’s telephone customer service centers. This information is generally not released until the information is at least 15 days after the applicable quarter-end, unless otherwise approved by VC I’s legal department. VC I and its affiliates are not authorized to receive compensation or other consideration for the non-public disclosure of portfolio holdings information.

Before any non-public disclosure of information about a Fund’s portfolio holdings is permitted, the employee seeking to disclose such information must submit a written form to his or her department head requesting the release of non-public portfolio holdings information. The request must be submitted to the legal and compliance departments. VC I’s Chief Compliance Officer and/or VALIC’s legal counsel are/is responsible for authorizing the selective release of portfolio holding information. If the request is approved, VC I and the third party must execute a confidentiality agreement governing the third party’s duties with respect to the portfolio holdings information, which includes the duty to keep such information confidential and not to trade on such information.

Non-public holdings information may be provided to VC I’s service providers on an as-needed basis in connection with the services provided to the Funds of VC I by such service providers. Information may be provided to these parties without a time lag. Service providers that may be provided with information concerning the Funds’ holdings include the Funds’ adviser, VALIC, and its affiliates, legal counsel, independent registered public accounting firms, custodian, fund accounting agent, financial printers, proxy voting service providers and broker-dealers who are involved in executing portfolio transactions on behalf of the Funds. Portfolio holdings information may also be provided to the Board. The entities to which VC I provides portfolio holdings information either by explicit arrangement or by virtue of their respective duties to the Funds of VC I are required to maintain the confidentiality of the information provided.

VC I’s Chief Compliance Officer and VALIC’s legal counsel are responsible for determining whether there is a legitimate business purpose for the disclosure of such information and whether there are conflicts between the Funds’ participants and the Funds’ affiliates. To find that there is a legitimate business purpose, it must be determined that the selective disclosure of portfolio holdings information is necessary to the Funds’ operation or useful to the Funds’ participants without compromising the integrity or performance of the Funds.

At each quarterly meeting of the Board of VC I, the Board reviews a report detailing third parties to whom the Funds’ portfolio holdings information has been disclosed and the purpose for such disclosure, and considers whether or not the release of information to such third parties is in the best interest of the Funds and its participants.

In the event a Subadviser is engaged to assume subadvisory duties of a Fund, VC I routinely discloses portfolio holdings information to such Subadviser prior to its assumption of duties. VC I does not receive any compensation, or other consideration from these arrangements for the release of the Funds’ portfolio holdings information.

Each of the below listed third parties has been approved to receive information concerning the Funds’ holdings: (1) [•] the Independent Registered Public Accountants; (2) Institutional Shareholder Services (“ISS”), a proxy voting service provider; (3) State Street, Custodian; (4) Zeno Consulting Group and Virtu ITG, brokerage transaction analysis; (5) Morningstar, Lipper and Bloomberg LLP, database services; (6) RR Donnelley, financial printer, (7) Investment Company Institute, survey information; (8) Manhattan Creative Partners (d/b/a “Diligent”), VC I’s Board materials; (9) Fluent Technologies, marketing materials; (10) Finadium, LLC (“Finadium”), a securities lending consultant; and (11) Ernst & Young LLP, tax accountants. [•] is provided with entire portfolio holdings information during periods in which it reviews shareholder reports and regulatory filings, and does not publicly disclose this information. ISS receives entire portfolio holdings information on a weekly basis for the purpose of voting proxies on behalf of the Funds and does not publicly disclose this information. State Street has daily access to the Funds’ portfolio holdings information as the Funds’ custodian and does not publicly disclose this information. Zeno Consulting Group and ITG receive portfolio holdings information for the purpose of analyzing brokerage execution statistics approximately 15 days after the quarter end and do not publicly disclose this information. Lipper receives portfolio holdings information within 20 days of each month end and makes certain information available approximately 30 days after its receipt. Morningstar receives portfolio holdings information approximately 35 days after each month end and makes information available through Morningstar Direct to subscribers approximately one week after its receipt. Bloomberg receives portfolio holdings information for each Fund on a monthly basis, approximately 45 days after the month end and makes information available to subscribers of Bloomberg’s databases within 1 to 14 days of its receipt. RR Donnelley has access to portfolio holdings information approximately 30 days after the Funds’ fiscal quarter in preparation of shareholder reports and regulatory filings and does not make publicly disclose this information. The Investment Company Institute receives certain portfolio holdings information approximately 15 days after each calendar quarter and does not publicly disclose the information before the Funds’ release of such information. Manhattan Creative Partners has access to certain portfolio holdings information provided to the Board approximately thirty days after each quarter end, and does not publicly disclose this information. Fluent Technologies receives certain portfolio holdings information on a quarterly basis within 10 business days of each calendar quarter for the preparation of marketing materials, and does not publicly disclose this information. Finadium receives portfolio holdings information as necessary to render securities lending consulting services and does not publicly disclose this information.

In addition, certain Subadvisors disclose the portfolio holdings of the Fund it manages to certain third parties in connection with services provided by such third party to the Fund or on behalf of the Subadvisor (subject to confidentiality agreements between the Subadvisor and such third parties):

•	Acadia Soft performs certain operational functions for Wellington Management and receives portfolio holdings information on a daily basis.

•	Accenture performs certain operational functions on behalf of Wellington Management and has access to portfolio holdings on a daily basis.

•	Bloomberg provides analytical services for T. Rowe Price and receives portfolio holdings information on a daily basis.

•	Brown Brothers Harriman & Co. performs certain operational functions for Wellington Management and receives portfolio holdings information on a daily basis.

•	Clearwater Analytics performs certain operational functions for Wellington Management and receives portfolio trades and holdings information on a daily basis.

•

CRIMS. Charles River Investment Management System (CRIMS) is an order management system. Equity and FX orders are raised and compliance checked on the system by Portfolio Managers before being sent to the trading desk for execution. Equity and FX transactions originate on CRIMS. Transactions are retained on the system. Positions load daily on a flush and fill basis. These will reflect all transactions on the account including any cash movements or corporate actions that have not originated on CRIMS. They will also reflect start of day market values based on prices applicable at start of day. Positions data is used to manage accounts against benchmarks or models and is the basis for concentration-based compliance rules. Positions reflect the current start of day holdings for FX and Equities and will also reflect trading activity for trades executed intraday.

•

RiskMetrics. MSCI RiskMetrics is used for Market and Liquidity Risk measurement. Positions are transferred to RiskMetrics via SFTP on a daily basis. RiskMetrics processes these positions with its risk model and market data to provide risk results. RiskMetrics offers a comprehensive suite of risk measures, including Value-at-Risk (VaR), stress tests, factor risk exposure, market exposure, and sensitivity analysis.

•

SmartStream TLM. SmartStream TLM takes cash and positions data to reconcile with custodian data and generate exceptions, ensuring the data is ready for the next day’s trading. This daily reconciliation process helps maintain data accuracy and integrity, facilitating smooth trading operations.

•

Solutions Atlantic. Solutions Atlantic (RRS) is used to ensure that equity positions held are within regulatory limits across multiple jurisdictions. On a daily basis, the system monitors the positions and triggers regulatory filings as needed based on the positions held. This ensures compliance with regulatory requirements and helps manage the regulatory risk associated with equity holdings.

•

FactSet Research Systems Inc. provides analytical services for certain Subadvisors, including T. Rowe Price, Wellington Management, Brandywine, and MFS, and receives portfolio holdings information on a daily basis.

•	Glass, Lewis & Co. provides proxy voting services for Wellington Management and receives portfolio holdings information on a daily basis.

•	ISS provides proxy voting services for T. Rowe Price and receives portfolio holdings information on a daily basis.

•	Markit WSO Corporation performs certain operational functions on behalf of Wellington Management and receives syndicated bank loan portfolio holdings information on a daily basis.

•	MSCI, Inc provides analytical services for Wellington Management and portfolio liquidity classifications for T. Rowe Price and receives portfolio holdings information on a daily basis.

•	State Street Bank and Trust Company performs certain operational functions on behalf of Wellington Management and receives portfolio holdings information on a daily basis.

•	Tri Optima performs certain operational functions for Wellington Management and receives portfolio holdings information on a daily basis.

•	The Bank of New York Mellon provides portfolio recordkeeping and investment operations services to T. Rowe Price and receives portfolio holdings information on a daily basis.

•	Wellington Management also makes disclosures of portfolio holdings to other third parties where it does not identify specific clients.

Custodian

Pursuant to a Custodian Contract with VC I, State Street, 225 Franklin Street, Boston, Massachusetts 02110, holds the cash and portfolio securities of each Fund as Custodian.

State Street is responsible for holding all securities and cash of each Fund, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of VC I, and performing other administrative duties, all as directed by persons authorized by VC I. The Custodian does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Funds or VC I. Portfolio securities of the Funds purchased domestically are maintained in the custody of the Custodian and may be entered into the book entry systems of securities depositories approved by VC I’s Board. Pursuant to the Custodian Contract, portfolio securities purchased outside the United States will be maintained in the custody of various foreign branches of the Custodian and such other custodians, including foreign banks and foreign securities depositories.

State Street also acts as VC I’s securities lending agent and receives a share of the income generated by such activities.

Principal Underwriter

The Funds’ principal underwriter is CCS, 30 Hudson Street, 16th Floor, Jersey City, NJ 07302. CCS is an affiliate of VALIC.

Independent Registered Public Accounting Firm

The Board has selected [•], at [•], to serve as the Independent Registered Public Accounting firm of each Fund.

MANAGEMENT OF VC I

The following table lists the Directors and officers of VC I, their ages, current position(s) held with VC I, length of time served, principal occupations during the past five years, number of funds overseen within the Fund Complex (as defined below) and other directorships/trusteeships held outside of the Fund Complex. Unless otherwise noted, the address of each executive officer and Director is 2919 Allen Parkway, 8th floor, Houston, Texas 77019. Directors who are not deemed to be “interested persons” of VC I as defined in the 1940 Act are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of VC I is referred to as “Interested Director.” Directors and officers of VC I are also directors or trustees and officers of some or all of the other investment companies managed or advised by VALIC, administered by SunAmerica and distributed by CCS, and/or other affiliates of VALIC

Name and Age	Position(s) held With Fund[1]	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolio In Fund Complex Overseen by Director[2]	Other Directorships Held by Director[3]
Independent Directors
Cheryl Creuzot	Director	2022 - Present	President and Chief Executive Officer of Wealth Development Strategies, LLC (2012-2019); President Emeritus, Wealth Development Strategies LLC (2019-Present).	36	President and Chief Executive Officer of Wealth Development Strategies, LLC (2012-2019); President Emeritus, Wealth Development Strategies LLC (2019-Present).
Yvonne M. Curl 1955	Director	2020 - Present	Retired	36	Director, Encompass Health, provider of post-acute healthcare services (2004-2022); Director, Nationwide Insurance, insurance company (1998- 2019); Director, Hilton Head Humane Association, animal shelter (2006-2019); Director, Enhabit, Inc., provider of home health and hospice services (2022-2024); Director, Community Foundation of the Lowcountry (2018-Present).

Name andAge	Position(s) held With Fund[1]	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolio In Fund Complex Overseen by Director[2]	Other Directorships Held by Director[3]
Darlene T. DeRemer 1955	Director	2022 - Present	Managing Partner, Grail Partners LLC (2005-2019)	36	Trustee, ARK ETF Trust (2014-Present); Trustee, Member of Investment and Endowment Committee of Syracuse University (2010-Present); Director, Alpha Healthcare Acquisition Corp. III (2021-2023); Interested Trustee, Esoterica Thematic Trust (2020-2021); Interested Trustee, American Independence Funds (20152019); Trustee, Risk X Investment Funds (20162020); Director, United Capital Financial Planners (2008-2019); Director, Hillcrest Asset Management (2007-2020); Board Member, Confluence Technologies LLC (2018-2021). The LGL Group, Inc., holding company engaged in services, merchant investment and manufacturing business activities (2023 – 2023).
Dr. Timothy J. Ebner 1949	Director	1998 - Present	Professor and Head – Department of Neuroscience Medical School (1980-Present) and Endowed Pickworth Chair in Neuroscience (2000-Present), University of Minnesota; Scientific Director, Society for Research on the Cerebellum (2008-Present).	36	Trustee, Minnesota Medical Foundation (2003-2013).

Name andAge	Position(s) Held With Fund1	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios In Fund Complex Overseen by Director2	Other Directorships Held by Director3
Peter A. Harbeck4 1954	Director	2001 - Present	Retired June 2019, formerly President (1995-2019), CEO (1997-2019) and Director (1992-2019), SunAmerica; Director, AIG Capital Services, Inc. (“ACS”) (1993-2019).	36	None.
Eileen A. Kamerick 1958	Director	2022 - Present	Chief Executive Officer, The Governance Partners, LLC (consulting firm) (2015-Present); National Association of Corporate Directors Board Leadership Fellow (2016-Present, with Directorship Certification since 2019 and NACD 2022 Directorship 100 honoree); Adjunct Professor, Georgetown University Law Center (2021-Present); Adjunct Professor, The University of Chicago Law School (2018-Present); Adjunct Professor University of Iowa College of Law (2007 – present).	36	Chairman of the Legg Mason Closed End Funds (2024-Present); Director of the Legg Mason Closed-End Funds (2013-2024); Director of ACV Auctions Inc. (2021-Present); Director of Associated Banc-Corp (financial services company) (2007-Present); formerly, Director of Anchor Series Trust, SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Senior Floating Rate Fund, Inc., SunAmerica Series, Inc. and SunAmerica Specialty Series (2018-

Name and Age	Position(s) Held With Fund1	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios In Fund Complex Overseen by Director2	Other Directorships Held by Director3
Dr. John E. Maupin, Jr. Chair, January 2021 1946	Director	1998 - Present	Retired.	36	Director, Regions Financials Inc., bank holding company (2007-2019); Director, Enhabit, Inc., provider of home health and hospice services (2022-2024); Director, Encompass Health, provider of post-acute healthcare services (2004-2022).
Interested Director
Erin F. Donnelly	Director	2026 - Present	Executive Vice President of Products, Pricing and Investments, Corebridge (2025-Present); Managing Director, Institutional Retirement Product and Distribution, Bank of America, N.A. (2022-2025); Managing Director, Defined Contribution and Health Platforms, Bank of America, N.A. (2019-2021).	36	None.

[1]	Directors serve until their successors are duly elected and qualified.
[2]

The term “Fund Complex” means two or more registered investment companies that (i) hold themselves out to investors as related companies for purposes of investment and investor services or (ii) have a common investment adviser or an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies, VALIC. The Fund Complex includes VC I (36 funds).

[3]

Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies regulated under the 1940 Act, other than those listed under the preceding column.

[4]	Prior to December 16, 2022, Mr. Harbeck was considered to be an Interested Director because he owned shares of Corebridge Financial (formerly AIG Life & Retirement), the ultimate parent of VALIC.

Name and Age	Position(s) Held With Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years
Kevin J. Adamson 1966	President and Principal Executive Officer	2026-Present	Senior Vice President, VALIC Trust—Investments (2018-Present); Senior Vice President, Retirement Services, Corebridge (2023-Present); Vice President, VALIC Company I (2018-2025).
Louis O. Ducote 1982	Vice President, Chief Compliance Officer and Assistant Secretary	2026—Present (Chief Compliance Officer and Vice President); 2021 – Present (Assistant Secretary)	Associate General Counsel, Corebridge Financial (2024 – Present); Assistant General Counsel, Corebridge Financial (2020-2024).
Donna McManus 1961	Treasurer and Principal Financial and Accounting Officer	2026-Present	Vice President and Assistant Treasurer, VALIC Company I (2014-2025); Vice President, SunAmerica (2014-2025).
Melissa Robins 1968	Anti-Money Laundering (“AML”) Compliance Officer	2026-Present	Compliance Officer, Corebridge Financial (2009 – Present); Chief Compliance Officer, AIG Federal Savings Bank (2009-2023).
Christopher J. Tafone 1975	Vice President, Chief Legal Officer and Secretary	2026 – Present (Chief Legal Officer and Secretary); 2021 – Present (Vice President)	Vice President, SunAmerica (2016–2025); Associate General Counsel, Corebridge Financial (2016 – Present).

Leadership Structure of the Board

Overall responsibility for oversight of the VC I funds (“VALIC Funds”) rests with the Board. The VALIC Funds have engaged VALIC as the investment adviser which oversees the day-to-day operations of the VALIC Funds and have engaged Subadvisers who manage the VALIC Funds’ assets on a day-to-day basis. The VALIC Funds have also engaged SunAmerica as the VALIC Funds’ administrator. The Board is responsible for overseeing VALIC, SunAmerica and the Subadvisers and any other service providers in the operations of the VALIC Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws, VC I’s Articles of Incorporation and By-laws and the VALIC Funds’ investment objectives and strategies. The Board is presently composed of eight members, seven of whom are Independent Directors. The Board currently conducts regular in-person meetings at least quarterly and holds special in-person or telephonic meetings, or informal conference calls, to discuss specific matters that may arise or require action between regular Board meetings. The Independent Directors also meet at least quarterly in executive session, at which no Interested Directors is present. The Independent Directors have engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed Dr. Maupin, an Independent Director, to serve as Chair of the Board. The Chair’s role is to preside at all meetings of the Board and to act as a liaison with service providers, including VALIC, its officers, attorneys, and other Directors generally, between meetings. The Chair may also perform such other functions as may be delegated by the Board from time to time. The Board has established four committees, i.e., Audit Committee, Governance Committee, Brokerage Committee and Compliance and Ethics Committee (each, a “Committee”) to assist the Board in the oversight and direction of the business and affairs of the VALIC Funds, and from time to time may establish informal working groups to review and address the policies and practices of the VALIC Funds with respect to certain specified matters. The Committee system facilitates the timely and efficient consideration of matters by the Directors, and facilitates effective oversight of compliance with legal and regulatory requirements and of the VALIC Funds’ activities and associated risks. The standing Committees currently conduct an annual review of their charters, which includes a review of their responsibilities and operations. The Governance Committee and the Board as a whole also conduct an annual evaluation of the performance of the Board, including consideration of the effectiveness of the Board’s committee structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over the matters under its purview and it allocates areas of responsibility among the Committees and the full Board in a manner that enhances efficient and effective oversight.

The VALIC Funds are subject to a number of risks, including, among others, investment, compliance, operational, regulatory and valuation risks. Risk oversight forms part of the Board’s general oversight of the VALIC Funds and is addressed as part of various Board and Committee activities. Day-to-day risk management functions are subsumed within the responsibilities of VALIC (as adviser and administrator), which carries out the VALIC Funds’ investment management and business affairs, and also by the VALIC Funds’ Subadvisers and other service providers in connection with the services they provide to the VALIC Funds. Each of VALIC, SunAmerica, the Subadvisers and other service providers have their own, independent interest in risk management, and their policies and methods of risk management will depend on their functions and business models. As part of its regular oversight of the VALIC Funds, the Board, directly and/or through a Committee, interacts with and reviews reports from, among others, VALIC, the Subadvisers of VALIC Funds and the VALIC Funds’ other service providers (including the VALIC Funds’ distributor and transfer agent), the VALIC Funds’ Chief Compliance Officer, the independent registered public accounting firm for the VALIC Funds, legal counsel to the VALIC Funds, and internal auditors, as appropriate, relating to the operations of the VALIC Funds. The Board recognizes that it may not be possible to identify all of the risks that may affect each VALIC Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

Board and Committees

The Board believes that each Director’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Directors lead to the conclusion that the Directors possess the requisite experience, qualifications, attributes and skills to serve on the Board. Among the attributes common to all Directors are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Directors, VALIC, the Subadvisers, other service providers, legal counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Directors. The Board has also considered the contributions that each Director can make to the Board and the VALIC Funds. A Director’s ability to perform his or her duties effectively may have been attained, as set forth below, through the Director’s executive, business, consulting, public service and/or academic positions; experience from service as a Director of the VALIC Funds and the other funds/portfolios in the Fund Complex (and/or in other capacities), other investment funds, public companies, or non-profit entities or other organizations; educational background or professional training; and/or other life experiences. References to the qualifications, attributes and skills of Directors are pursuant to requirements of the SEC, do not constitute holding out the Board or any Director as having any special expertise or experience, and shall not impose any greater responsibility on any such person or on the Board by reason thereof.

Independent Directors

Cheryl Creuzot. Ms. Creuzot has served as Director since 2022. Ms. Creuzot is also the Chair of the Compliance and Ethics Committee and serves as a member of each of the Audit, Governance and Brokerage Committees. Ms. Creuzot was formerly the President and Chief Executive Officer and Principal of Wealth Development Strategies, LLC and Wealth Development Investment Advisory, LLC, both Financial Industry Regulatory Authority and SEC regulated, financial advisory firms. Ms. Creuzot also has substantial experience serving on non-profit boards, and has significant securities and financial planning experience.

Yvonne M. Curl. Ms. Curl has served as a Director since 2020. Ms. Curl is also the Chair of the Brokerage Committee and also serves as a member of each of the Governance, Compliance and Ethics and Audit Committees. In addition, she has nearly 30 years of executive and business experience in various industries. Ms. Curl also has corporate governance experience serving on multiple public company and non-profit boards for nearly 30 years.

Darlene T. DeRemer. Ms. DeRemer has served as Director since 2022. Ms. DeRemer also serves as a member of each of the Audit, Governance, Compliance and Ethics and Brokerage Committees, and is an Audit Committee Financial Expert. Ms. DeRemer was formerly Managing Partner of Grail Partners, an advisory merchant bank serving the investment management industry. Prior to becoming an investment banker at Putnam Lovell NBF in 2003, Ms. DeRemer spent twenty-five years as a leading adviser to the financial services industry. Ms. DeRemer also has substantial experience serving on investment company boards and currently serves as Chair of ARK ETF Trust.

Dr. Timothy J. Ebner. Dr. Ebner has served as Director since 1998. Dr. Ebner is also the Chair of the Governance Committee and serves as a member of each of the Audit, the Compliance and Ethics and the Brokerage Committees. Dr. Ebner is Head of the Department of Neuroscience of the Medical School at the University of Minnesota. Dr. Ebner has experience serving on the boards of other mutual funds, as well as on the boards of several scientific foundations and non-profit organizations. Dr. Ebner is also an editor for the Journal of Neuroscience and is on the editorial board of three other neuroscience journals.

Peter A. Harbeck. Mr. Harbeck has served as a Director since 2001. Mr. Harbeck also serves as a member of each of the Audit, Governance, Compliance and Ethics and Brokerage Committees. Mr. Harbeck previously served as President, Chief Executive Officer and Director of SunAmerica and Director of CCS. As President and Chief Executive Officer, Mr. Harbeck was responsible for all of SunAmerica’s mutual fund businesses. During his over twenty-year tenure at SunAmerica, Mr. Harbeck held various positions, including Chief Operating Officer and Chief Administrative Officer. In addition, Mr. Harbeck has extensive experience on various fund and annuity boards.

Eileen A. Kamerick. Ms. Kamerick has served as Director since 2022. Ms. Kamerick is also the Chair of the Audit Committee and serves as an Audit Committee Financial Expert and member of each of the Governance, Compliance and Ethics and Brokerage Committees. Ms. Kamerick has substantial experience in business and finance, including financial reporting, and experience as a board member of a highly regulated financial services company. Ms. Kamerick also has substantial experience serving on investment company boards and is currently a board member of the Legg Mason Closed End Funds, for which she serves as audit committee financial expert.

Dr. John E. Maupin, Jr. Dr. Maupin has served as Director since 1998. Dr. Maupin also serves as a member of each of the Governance, Audit, the Brokerage and the Compliance and Ethics Committees. Dr. Maupin is the retired President and Chief Executive Officer of Morehouse School of Medicine in Atlanta, Georgia, and has extensive executive and administrative experience at other organizations and companies within the healthcare industry. Dr. Maupin also currently serves on the boards of LifePoint Hospitals, Inc., HealthSouth Corporation, and Regions Financials, Inc.

Interested Director

Erin F. Donnelly. Ms. Donnelly has served as Director since 2026. Ms. Donnelly is Executive Vice President of Products, Pricing and Investments for Corebridge. She has over 25 years of experience in the financial services industry. Prior to joining Corebridge, Ms. Donnelly was Managing Director, Institutional Retirement Product and Distribution, and Managing Director, Defined Contribution and Health Platforms at Bank of America, N.A. Ms. Donnelly has substantial experience serving on non-profit and trade association boards.

Effective January 1, 2026, Independent Directors receive an annual retainer of $312,500 (Chair receives an additional $65,000 retainer). The Independent Directors receive a fee of $4,000 for additional special meetings ($13,125 if it is determined a full meeting fee is appropriate). The Audit Committee chair receives a retainer of $38,500. The Governance Committee chair receives a retainer of $26,000, the Compliance and Ethics Committee chair receives a retainer of $22,000, and the Brokerage Committee chair receives a retainer of $22,000.

The Audit Committee is comprised of all Independent Directors, with Ms. Kamerick serving as the Chair. Ms. Kamerick and Ms. DeRemer are “Audit Committee Financial Experts.” The Audit Committee recommends to the Board the selection of independent registered public accounting firm for the VALIC Funds and reviews with such independent accounting firm the scope and results of the annual audit, reviews the performance of the accounts, and considers any comments of the independent accounting firm regarding the VALIC Funds’ financial statements or books of account. During the fiscal year ended May 31, 2026, the Audit Committee held [•] meetings.

The Governance Committee is comprised of all Independent Directors, with Dr. Ebner as the Chair. The Governance Committee recommends to the Board nominees for Independent Director membership, reviews governance procedures and Board composition, and periodically reviews Director compensation. The VALIC Funds do not have a standing compensation committee. During the fiscal year ended May 31, 2026, the Governance Committee held [•] meetings.

The Brokerage Committee is comprised of all Independent Directors, with Ms. Curl as the Chair. The Brokerage Committee reviews brokerage issues but does not meet on a formal basis. During the fiscal year ended May 31, 2026, the Brokerage Committee held [•] meetings.

The Compliance and Ethics Committee is comprised of all Independent Directors, with Ms. Creuzot as the Chair. The Compliance and Ethics Committee addresses issues that arise under the Code of Ethics for the Principal Executive and Principal Accounting Officers as well as any material compliance matters arising under Rule 38a-1 policies and procedures as approved by the Board. During the fiscal year ended May 31, 2026, the Compliance and Ethics Committee held [•] meeting.

The Independent Directors are reimbursed for certain out-of-pocket expenses by VC I. The Directors and officers of VC I and members of their families as a group beneficially owned less than 1% of the common stock of each Fund outstanding as of [•], 2026.

Director Ownership of Shares

The following table shows the dollar range of shares beneficially owned by each Director.

Independent Directors

Name of Director	Dollar Range of Equity Securities in the Fund1		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family2
Thomas J. Brown	[$	0	$0
Dr. Judith L. Craven		0	0
Cheryl Creuzot		0	0
Yvonne M. Curl		0	0
Darlene T. DeRemer		0	0
Dr. Timothy J. Ebner		0	0
Peter A. Harbeck		0	0
Eileen A. Kamerick		0	0
Dr. John E. Maupin, Jr.		0	0	]

1	Includes the value of shares beneficially owned by each Director in VC I as of December 31, 2025.
2	Includes VC I (36 series) as of December 31, 2025.

As of [December 31, 2025], no Independent Directors or any of their immediate family members owned beneficially or of record any securities in VALIC, the Subadvisers, CCS or any person other than a registered investment company, directly or indirectly, controlling, controlled by or under common control with such entities.

Compensation of Directors

The following table sets forth information regarding compensation and benefits earned by the Independent Directors for the fiscal year ended May 31, 2026. Interested Directors are not eligible for compensation or retirement benefits and thus, are not shown below.

Compensation Table

Fiscal Year Ended May 31, 2026

Name of Director[1]	Aggregate Compensation from Fund	Total Compensation From Fund Complex Paid to Directors
Thomas J. Brown[2]	[•]	[•]
Dr. Judith L. Craven[2]	[•]	[•]
Cheryl Creuzot	[•]	[•]
Yvonne M. Curl	[•]	[•]
Darlene T. DeRemer	[•]	[•]
Dr. Timothy J. Ebner[3]	[•]	[•]
Peter A. Harbeck	[•]	[•]
Eileen A. Kamerick	[•]	[•]
Dr. John E. Maupin, Jr	[•]	[•]

1	Directors receive no pension or retirement benefits from the Company or any other funds in the Fund Complex.
2	Each of Mr. Brown and Ms. Craven retired from the Board effective December 31, 2025.
3	Dr. Ebner has chosen to defer a portion of compensation under the Deferred Compensation Plan discussed below. [As of May 31, 2026, the current value of the deferred compensation is $[•].

The Board has approved a Deferred Compensation Plan (the “Deferred Plan”) for its Independent Directors who are not officers, directors, or employees of VALIC or an affiliate of VALIC. The purpose of the Deferred Plan is to permit such Independent Directors to elect to defer receipt of all or some portion of the fees payable to them for their services to VC I, therefore allowing postponement of taxation of income and tax-deferred growth on the earnings. Under the Deferred Plan, an Independent Director may make an annual election to defer all or a portion of his/her future compensation from VC I.

The Funds’ retirement policy provides that each Independent director shall retire from service as an Independent Director at the end of the calendar year in which he or she turns 75 years of age, except that for an Independent Director whose term of service began prior to January 1, 2016, such Independent Director may request an additional year of eligibility as an Independent Director subject to approval by the other Independent Directors up to a maximum of five additional years (to age 80).

APPENDIX A

Description of Credit Rating Symbols and Definitions Moody’s Global Long-Term Rating Scale:

Ratings assigned on Moody’s global long-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of eleven months or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Aaa	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A	Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.
Baa	Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B	Obligations rated B are considered speculative and are subject to high credit risk.
Caa	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C	Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Moody’s Global Short-Term Ratings Scale:

Ratings assigned on Moody’s global short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Ratings of Prime-1 reflect a superior ability to repay short-term debt obligations.

P-2	Ratings of Prime-2 reflect a strong ability to repay short-term debt obligations.

P-3	Ratings of Prime-3 reflect an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories. US Municipal Short-Term Debt Ratings

The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

S&P Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on S&P Global Ratings”analysis of the following considerations:

•	The likelihood of payment—the capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation;
•	The nature and provisions of the financial obligation, and the promise we impute; and
•

The protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

An issue rating is an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA	An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings’. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A	An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB	An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB, B,	Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’

CCC, CC,	indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and

and C	protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B	An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC	An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global Ratings’ expects default to be a virtual certainty, regardless of the anticipated time to default.

C	An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D

An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

Plus (+) or minus (-)

S&P Short-Term Issue Credit Ratings

Short-term issue credit ratings are generally assigned to those obligations considered short-term in the relevant market, typically with an original maturity of no more than 365 days. Short-term issue credit ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. These categories are as follows:

A-1	A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet itsfinancial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.
A-2	A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances andeconomic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3

A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions orchanging circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B

A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C

A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D

A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

Dual Ratings: Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, “AAA/A-1+” or “A-1+/A-1”). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, “SP-1+/A-1+”).

S&P Active Qualifiers (Currently applied and/or outstanding)

L	Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.
p

This suffix is used for issues in which the credit factors, the terms, or both that determine the likelihood of receipt of payment of principal are different from the credit factors, terms, or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ suffix indicates that the rating addresses the principal portion of the obligation only and that the interest is not rated.

Prelim

Preliminary ratings, with the ‘prelim’ suffix, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by S&P Global Ratings of appropriate documentation. S&P Global Ratings reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

•	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.

•

Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation, and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or post-bankruptcy issuer as well as attributes of the anticipated obligation(s).

•

Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in S&P Global Ratings’ opinion, documentation is close to final. Preliminary ratings may also be assigned to the obligations of these entities.

•

Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing, or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, S&P Global Ratings would likely withdraw these preliminary ratings.

•	A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

t

This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

cir This symbol indicates a counterparty instrument rating (CIR), which is a forward-looking opinion about the creditworthiness of an issuer in a securitization structure with respect to a specific financial obligation to a counterparty (including interest rate swaps, currency swaps, and liquidity facilities). The CIR is determined on an ultimate payment basis; these opinions do not take into account timeliness of payment.

S&P Inactive Qualifiers (No longer applied or outstanding)

*:

This symbol indicated that the rating was contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c:

This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer was lowered to below an investment-grade level and/or the issuer’s bonds are deemed taxable. Discontinued use in January 2001.

G:	The letter ‘G’ followed the rating symbol when a fund’s portfolio consists primarily of direct U.S. government securities.
pi:

This qualifier was used to indicate ratings that were based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. Such ratings did not, however, reflect in-depth meetings with an issuer’s management and therefore could have been based on less comprehensive information than ratings without a ’pi’ suffix. Discontinued use as of December 2014 and as of August 2015 for Lloyd’s Syndicate Assessments.

pr:

The letters “pr” indicate that the rating was provisional. A provisional rating assumed the successful completion of a project financed by the debt being rated and indicates that payment of debt service requirements was largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, made no comment on the likelihood of or the risk of default upon failure of such completion.

q:	A “q” subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.
r:

The “r” modifier was assigned to securities containing extraordinary risks, particularly market risks, which are not covered in the credit rating. The absence of an “r” modifier should not be taken as an indication that an obligation would not exhibit extraordinary non-credit related risks. Standard & Poor’s discontinued the use of the “r” modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Municipal Short-Term Note Ratings

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1:	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2:	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3:	Speculative capacity to pay principal and interest.

D:

“D” is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Fitch Ratings, Inc.

Long-Term Credit Ratings

Ratings of individual securities or financial obligations of a corporate issuer address relative vulnerability to default on an ordinal scale. In addition, for financial obligations in corporate finance, a measure of recovery given default on that liability is also included in the rating assessment. This notably applies to covered bonds ratings, which incorporate both an indication of the probability of default and of the recovery given a default of this debt instrument.

The relationship between issuer and obligation scale assumes an historical average recovery of between 30%–50% on the senior, unsecured obligations of an issuer. As a result, individual obligations of entities, such as corporations, are assigned ratings higher, lower, or the same as that entity’s issuer rating or Issuer Default Rating (“IDR”). At the lower end of the ratings scale, Fitch Ratings now additionally publishes explicit Recovery Ratings in many cases to complement issuer and obligation ratings.

Investment Grade

AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

Speculative Grade

BB: Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists that supports the servicing of financial commitments.

Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment. †

CCC: Substantial credit risk. Default is a real possibility. †

CC: Very high levels of credit risk. Default of some kind appears probable. †

Near default. A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. †

†Table of the Relationship between Performing and Non-performing Corporate Obligations in Low Speculative Grade (Recovery Ratings are discussed in their own section)

Defaulted obligations typically are not assigned ‘RD’ or ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

The subscript “emr” is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.

B Category

•

Default risk is commensurate with an Issuer Default Rating (“IDR”) in the ranges “BB” to “C”. For issuers with an IDR below “B”, the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur.

•

For issuers with an IDR above “B”, the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur.

•

Default risk is commensurate with an IDR in the ranges “B” to “C”.

The obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have extremely high recovery rates consistent with a Recovery Rating of “RR1”.
CCC Category

•

Default risk is commensurate with an IDR in the ranges “B” to “C”.

•

For issuers with an IDR below “CCC”, the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur.

The obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have a superior recovery rate consistent with a Recovery Rating of “RR2”.

•

For issuers with an IDR above “CCC”, the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur.

•

Default risk is commensurate with an IDR in the ranges “B” to “C”.

CC Category

•

For issuers with an IDR below “CC”, the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur.

•

For issuers with an IDR above “CC”, the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur.

•

Default risk is commensurate with an IDR in the ranges “B” to “C”.

The obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have a good recovery rate consistent with a Recovery Rating of “RR3”.
C Category	• The overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur.

The obligation or issuer is in default, or has deferred payment, and the rated obligation is expected to have an average, below-average or poor recovery rate consistent with a Recovery Rating of “RR4”, “RR5” or “RR6”.

Short-Term Credit Ratings

Short-Term Ratings Assigned to Obligations in Corporate, Public and Structured Finance

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in US public finance markets.

Indicates the strongest capacity for timely payment of financial commitments; relative to other issuers or obligations in the same country. Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country or monetary union. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.

Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union. However, the margin of safety is not as great as in the case of the higher ratings.

Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union..

Indicates an uncertain capacity for timely payment of financial commitments, relative to other issuers or obligations in the same country or monetary union.

Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.

RD: Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

Indicates a broad-based default event for an entity, or the default of a short-term obligation.

PART C
OTHER INFORMATION
ITEM 28. EXHIBITS
a.	(1)
Articles of Amendment and Restatement dated November 16, 2021. Incorporated herein by reference to Post-
Effective Amendment No. 110 to the Registrant’s Form N-1A registration statement filed with the Securities and
Exchange Commission on December 7, 2021 (File No. 2-83631).

	(2)
Articles Supplementary to the Articles of Amendment and Restatement, effective August 9, 2022. Incorporated herein by reference to Post-Effective Amendment No. 113 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on May 1, 2023 (File No. 2-83631).

	(3)
Articles Supplementary to the Articles of Amendment and Restatement, effective May 1, 2023. Incorporated herein by reference to Post-Effective Amendment No. 113 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on May 1, 2023 (File No. 2-83631).

	(4)
Articles Supplementary to the Articles of Amendment and Restatement, effective February 8, 2024. Incorporated herein by reference to Post-Effective Amendment No. 116 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on February 22, 2024 (File No. 2-83631).

	(5)
Articles of Amendment, effective September 29, 2025. Incorporated herein by reference to Post-Effective
Amendment No. 124 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange
Commission on September 26, 2025 (File No. 2-83631).

	(6)
Articles of Amendment, effective April 30, 2026. Incorporated herein by reference to Post-Effective Amendment
No. 126 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on April 29, 2026.

b.
Amended and Restated Bylaws dated October 26, 2021. Incorporated herein by reference to Post-Effective
Amendment No. 110 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange
Commission on December 7, 2021 (File No. 2-83631).

c.		Not Applicable.
d.	(1)
Investment Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”) and the
Registrant, dated January 13, 2025. Incorporated herein by reference to Post-Effective Amendment No. 122 to the
Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on April 28,
2025 (File No. 2-83631).

	(2)
First Amended and Restated Investment Sub-Advisory Agreement between VALIC and AllianceBernstein L.P.
(Dynamic Allocation Fund). Incorporated herein by reference to Post-Effective Amendment No. 124 to the
Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on
September 26, 2025 (File No. 2-83631).

	(3)
Investment Sub-Advisory Agreement between VALIC and American Century Investment Management, Inc.
(Small Cap Growth Fund), dated January 13, 2025. Incorporated herein by reference to Post-Effective
Amendment No. 122 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange
Commission on April 28, 2025 (File No. 2-83631).

	(4)
First Amended and Restated Investment Sub-Advisory Agreement between Registrant and BlackRock (Dividend
Value Fund, Emerging Economies Fund, Growth Fund, International Equities Index Fund, International Socially
Responsible Fund, Mid Cap Index Fund, Nasdaq-100® Fund, Small Cap Index Fund, Stock Index Fund,
Science & Technology Fund and U.S. Socially Responsible Fund), dated April 30, 2025. Incorporated herein by reference to Post-Effective Amendment No. 122 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on April 28, 2025 (File No. 2-83631).

	(5)
Investment Sub-Advisory Agreement between VALIC and Boston Partners Global Investors, Inc. (Mid Cap Value
Fund), dated January 13, 2025. Incorporated herein by reference to Post-Effective Amendment No. 122 to the
Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on April 28,
2025 (File No. 2-83631).

	(6)
Investment Sub-Advisory Agreement between VALIC and ClearBridge Investments, LLC (Dividend Value Fund),
dated January 13, 2025. Incorporated herein by reference to Post-Effective Amendment No. 122 to the
Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on April 28,
2025 (File No. 2-83631).

1

(7)
Investment Sub-Advisory Agreement between VALIC and Columbia Management Investment Advisers, LLC
(Capital Appreciation Fund and International Value Fund), dated January 13, 2025. Incorporated herein by reference to Post-Effective Amendment No. 122 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on April 28, 2025 (File No. 2-83631).

(8)
Investment Sub-Advisory Agreement between VALIC and Duff & Phelps Investment Management Co. (Global
Real Estate Fund), dated January 13, 2025. Incorporated herein by reference to Post-Effective Amendment
No. 122 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on April 28, 2025 (File No. 2-83631).

(9)	(a)
Investment Sub-Advisory Agreement between VALIC and Franklin Advisers, Inc. (Global Strategy Fund), dated
January 13, 2025. Incorporated herein by reference to Post-Effective Amendment No. 122 to the Registrant’s
Form N-1A registration statement filed with the Securities and Exchange Commission on April 28, 2025 (File
No. 2-83631).

(b)
Investment Sub-Subadvisory Agreement between Franklin Advisers, Inc. and Brandywine Global Investment
Management, LLC (Global Strategy Fund), dated January 13, 2025. Incorporated herein by reference to Post-
Effective Amendment No. 122 to the Registrant’s Form N-1A registration statement filed with the Securities and
Exchange Commission on April 28, 2025 (File No. 2-83631).

(10)
Investment Sub-Advisory Agreement between VALIC and Goldman Sachs Asset Management, L.P. (International
Value Fund, Systematic Core Fund and Systematic Growth Fund), dated January 13, 2025. Incorporated herein by reference to Post-Effective Amendment No. 122 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on April 28, 2025 (File No. 2-83631).

(11)	(a)
Investment Sub-Advisory Agreement between VALIC and Invesco Advisers, Inc. (International Opportunities
Fund), dated January 13, 2025. Incorporated herein by reference to Post-Effective Amendment No. 122 to the
Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on April 28,
2025 (File No. 2-83631).

(b)
Amendment No. 1 to the Investment Sub-Advisory Agreement between VALIC and Invesco Advisers, Inc.
(International Opportunities Fund and Small Cap Core Fund), dated April 30, 2026. Incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on April 29, 2026.

(12)		Investment Sub-Advisory Agreement between VALIC and Janus Henderson Investors US LLC (Mid Cap Strategic Growth Fund), dated April 30, 2026 - to be filed by amendment.
(13)
First Amended and Restated Investment Sub-Advisory Agreement between VALIC and J.P. Morgan Investment
Management Inc. (Aggressive Allocation Lifestyle Fund, Asset Allocation Fund, Conservative Allocation
Lifestyle Fund, Core Bond Fund, Government Securities Fund, Moderate Allocation Lifestyle Fund, Small Cap
Value Fund, and Large Cap Core Fund). Incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on
September 26, 2025 (File No. 2-83631).

(14)
Investment Sub-Advisory Agreement between VALIC and Massachusetts Financial Services Company (Global
Real Estate Fund and Large Cap Core Fund), dated January 13, 2025. Incorporated herein by reference to Post-
Effective Amendment No. 122 to the Registrant’s Form N-1A registration statement filed with the Securities and
Exchange Commission on April 28, 2025 (File No. 2-83631).

(15)	(a)
Investment Sub-Advisory Agreement between VALIC and Morgan Stanley Investment Management Inc.
(International Growth Fund), dated January 13, 2025. Incorporated herein by reference to Post-Effective
Amendment No. 122 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange
Commission on April 28, 2025 (File No. 2-83631).

(b)
Investment Sub-Subadvisory Agreement between Morgan Stanley Investment Management Inc. and Morgan
Stanley Investment Management Company (International Growth Fund), dated January 13, 2025. Incorporated herein by reference to Post-Effective Amendment No. 122 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on April 28, 2025 (File No. 2-83631).

(16)
Investment Sub-Advisory Agreement between VALIC and PineBridge Investments LLC (Core Bond Fund and
International Government Bond Fund), dated January 13, 2025. Incorporated herein by reference to Post-
Effective Amendment No. 122 to the Registrant’s Form N-1A registration statement filed with the Securities and
Exchange Commission on April 28, 2025 (File No. 2-83631).

(17)	(a)
First Amended and Restated Investment Sub-Advisory Agreement between VALIC and T. Rowe Price Associates,
Inc. (Small Cap Growth Fund and Large Cap core Fund). Incorporated herein by reference to Post-Effective
Amendment No. 124 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange
Commission on September 26, 2025 (File No. 2-83631).

2

		(b)
Investment Sub-Subadvisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Investment
Management, Inc. (Small Cap Growth Fund), dated January 13, 2025. Incorporated herein by reference to Post-
Effective Amendment No. 122 to the Registrant’s Form N-1A registration statement filed with the Securities and
Exchange Commission on April 28, 2025 (File No. 2-83631).

	(18)
Investment Sub-Advisory Agreement between VALIC and Voya Investment Management Co. LLC (Mid Cap
Strategic Growth Fund and Science & Technology Fund), dated January 13, 2025. Incorporated herein by reference to Post-Effective Amendment No. 122 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on April 28, 2025 (File No. 2-83631).

	(19)
Investment Sub-Advisory Agreement between VALIC and Wellington Management Company LLP (High Yield
Bond Fund, Inflation Protected Fund, International Opportunities Fund, Mid Cap Value Fund, Systematic Growth
Fund and Systematic Value Fund), dated January 13, 2025. Incorporated herein by reference to Post-Effective
Amendment No. 122 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange
Commission on April 28, 2025 (File No. 2-83631).

e.
Distribution Agreement between Registrant and Corebridge Capital Services, Inc., dated January 13, 2025.
Incorporated herein by reference to Post-Effective Amendment No. 122 to the Registrant’s Form N-1A
registration statement filed with the Securities and Exchange Commission on April 28, 2025 (File No. 2-83631).

f.			Not Applicable.
g.	(1)
Custody Agreement between the Registrant and State Street Bank and Trust Company, effective January 1, 2026.
Incorporated herein by reference to Post-Effective Amendment No. 125 to the Registrant’s Form N-1A
registration statement filed with the Securities and Exchange Commission on February 26, 2026 (File No. 2-
83631).

	(2)	(a)
Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company, effective December 1, 2008. Incorporated herein by reference to Post-Effective Amendment No. 56 to the
Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on
September 22, 2009 (File No. 2-83631).

		(b)
First Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and
Trust Company, dated June 9, 2011. Incorporated herein by reference to Post-Effective Amendment No. 61 to the
Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on
September 20, 2012 (File No. 2-83631).

		(c)
Second Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company, dated July 15, 2014. Incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on
September 23, 2014 (File No. 2-83631).

		(d)
Third Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and
Trust Company, dated September 20, 2016. Incorporated herein by reference to Post-Effective Amendment
No. 79 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on March 8, 2018 (File No. 2-83631).

		(e)
Fourth Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and
Trust Company, dated May 24, 2021. Incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on
September 27, 2021 (File No. 2-83631).

		(f)
Fifth Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and
Trust Company, dated August 6, 2025. Incorporated herein by reference to Post-Effective Amendment No. 125 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on
February 26, 2026 (File No. 2-83631).

h.	(1)	(a)
Amended and Restated Master Transfer Agency and Service Agreement between Registrant and VALIC
Retirement Services Company, dated September 1, 2014. Incorporated herein by reference to Post-Effective
Amendment No. 69 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange
Commission on September 23, 2014 (File No. 2-83631).

		(b)
Amendment No. 1 to the Master Transfer Agency and Service Agreement between Registrant and VALIC
Retirement Services Company, dated August 3, 2021. Incorporated herein by reference to Post-Effective
Amendment No. 108 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange
Commission on September 27, 2021 (File No. 2-83631).

	(2)
Administrative Services Agreement between the Registrant and VALIC, dated January 1, 2026. Incorporated herein by reference to Post-Effective Amendment No. 125 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on February 26, 2026 (File No. 2-83631).

3

(3)
Master Expense Limitation Agreement between Registrant and VALIC, dated January 13, 2025. Incorporated herein by reference to Post-Effective Amendment No. 122 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on April 28, 2025 (File No. 2-83631).

	(4)	(a)
Second Amended and Restated Master Advisory Fee Waiver Agreement between the Registrant and VALIC, dated September 29, 2025. Incorporated herein by reference to Post-Effective Amendment No. 124 to the
Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on
September 26, 2025 (File No. 2-83631).

		(b)	Form of Third Amended and Restated Master Advisory Fee Waiver Agreement between the Registrant and VALIC, dated April 30, 2026, is filed herewith.
(c)
Voluntary Advisory Fee Waiver Agreement between the Registrant and VALIC. Incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A registration statement filed with the
Securities and Exchange Commission on September 26, 2025 (File No. 2-83631).

(d)
Voluntary Subadvisory Fee Waiver Agreement between VALIC and AllianceBernstein L.P. Incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 26, 2025 (File No. 2-83631).

(5)
Form of Indemnification Agreement between the Registrant and each director. Incorporated herein by reference to Post-Effective Amendment No. 115 to the Registrant’s Form N-1A registration statement filed with the
Securities and Exchange Commission on September 27, 2023 (File No. 2-83631).

i.	(1)
Opinion and Consent of Venable, LLP – Dynamic Allocation Fund. Incorporated herein by reference to Post-
Effective Amendment No. 64 to the Registrant’s Form N-1A registration statement filed with the Securities and
Exchange Commission on December 14, 2012 (File No. 2-83631).

(2)
Legal Opinion Incorporated by reference to Post-Effective Amendment No. 65 to the Registrant’s Form N-1A
registration statement filed with the Securities and Exchange Commission on September 23, 2013 (File No. 2-
83631).

(3)
Opinion and Consent of Venable, LLP – Aggressive Allocation Lifestyle Fund, Capital Appreciation Fund,
Conservative Allocation Lifestyle Fund, Core Bond Fund, High Yield Bond Fund, International Opportunities
Fund, Mid Cap Value Fund, Moderate Allocation Lifestyle Fund, Small Cap Value Fund and U.S. Socially
Responsible Fund. Incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s
Form N-1A registration statement filed with the Securities and Exchange Commission on November 4, 2020
(File No. 2-83631).

(4)
Opinion and Consent of Venable, LLP – Small Cap Growth Fund. Incorporated herein by reference to Post-
Effective Amendment No. 104 to the Registrant’s Form N-1A registration statement filed with the Securities and
Exchange Commission on January 25, 2021 (File No. 2-83631).

j.			Consent of Independent Registered Public Accounting Firm - to be filed by amendment.
k.			Not Applicable.
l.			Not Applicable.
m.			Not Applicable.
n.			Not Applicable.
o.			Reserved.
p.	(1)
Code of Ethics – AllianceBernstein L.P. Incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on
September 27, 2022 (File No. 2-83631).

(2)
Code of Ethics – American Century Investment Management, Inc. Incorporated herein by reference to Post-
Effective Amendment No. 119 to the Registrant’s Form N-1A registration statement filed with the Securities and
Exchange Commission on September 27, 2024 (File No. 2-83631).

(3)
Code of Ethics – BlackRock Investment Management, LLC. Incorporated herein by reference to Post-Effective
Amendment No. 115 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange
Commission on September 27, 2023 (File No. 2-83631).

(4)
Code of Ethics – Boston Partners Global Investors, Inc. Incorporated herein by reference to Post-Effective
Amendment No. 124 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange
Commission on September 26, 2025 (File No. 2-83631).

(5)
Code of Ethics – Brandywine Global Investment Management, LLC. Incorporated herein by reference to Post-
Effective Amendment No. 110 to the Registrant’s Form N-1A registration statement filed with the Securities and
Exchange Commission on December 7, 2021 (File No. 2-83631).

4

(6)
Code of Ethics – ClearBridge Investments, LLC. Incorporated herein by reference to Post-Effective Amendment
No. 107 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 7, 2021 (File No. 2-83631).

(7)
Code of Ethics – Columbia Management Investment Advisers, LLC. Incorporated herein by reference to Post-
Effective Amendment No. 113 to the Registrant’s Form N-1A registration statement filed with the Securities and
Exchange Commission on May 1, 2023 (File No. 2-83631).

(8)
Code of Ethics – Duff & Phelps Investment Management Co. Incorporated herein by reference to Post-Effective
Amendment No. 124 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange
Commission on September 26, 2025 (File No. 2-83631).

(9)
Code of Ethics – Franklin Advisers, Inc. Incorporated herein by reference to Post-Effective Amendment No. 122 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on
April 28, 2025 (File No. 2-83631).

(10)
Code of Ethics – Goldman Sachs Asset Management, L.P. Incorporated herein by reference to Post-Effective
Amendment No. 115 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange
Commission on September 27, 2023 (File No. 2-83631).

(11)
Code of Ethics – Invesco Advisers, Inc. Incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on
July 30, 2024 (File No. 2-83631).

(12)
Code of Ethics – Janus Henderson Investors US LLC. Incorporated herein by reference to Post-Effective
Amendment No. 115 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange
Commission on September 27, 2023 (File No. 2-83631).

(13)
Code of Ethics – J.P. Morgan Investment Management, Inc. Incorporated herein by reference to Post-Effective
Amendment No. 96 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange
Commission on September 28, 2020 (File No. 2-83631).

(14)
Code of Ethics – Massachusetts Financial Services Company. Incorporated herein by reference to Post-Effective
Amendment No. 124 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange
Commission on September 26, 2025 (File No. 2-83631).

(15)
Code of Ethics – Morgan Stanley Investment Management Inc. Incorporated herein by reference to Post-
Effective Amendment No. 115 to the Registrant’s Form N-1A registration statement filed with the Securities and
Exchange Commission on September 27, 2023 (File No. 2-83631).

(16)
Code of Ethics – PineBridge Investments, LLC. Incorporated herein by reference to Post-Effective Amendment
No. 115 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 27, 2023 (File No. 2-83631).

(17)
Code of Ethics – T. Rowe Price Associates, Inc. Incorporated herein by reference to Post-Effective Amendment
No. 114 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 26, 2023 (File No. 2-83631).

(18)
Code of Ethics – Voya Investment Management Co. Incorporated herein by reference to Post-Effective
Amendment No. 124 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange
Commission on September 26, 2025 (File No. 2-83631).

(19)
Code of Ethics – Wellington Management Company, LLP. Incorporated herein by reference to Post-Effective
Amendment No. 119 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange
Commission on September 27, 2024 (File No. 2-83631).

q.	(1)
Power of Attorney. Incorporated herein by reference to Post-Effective Amendment No. 122 to the Registrant’s
Form N-1A registration statement filed with the Securities and Exchange Commission on April 28, 2025 (File
No. 2-83631).

(2)
Power of Attorney. Incorporated herein by reference to Post-Effective Amendment No. 125 to the Registrant’s
Form N-1A registration statement filed with the Securities and Exchange Commission on February 26, 2026 (File
No. 2-83631).

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
There are no persons controlled by or under common control with the Registrant.
5

ITEM 30. INDEMNIFICATION
Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to directors, officers and controlling persons of the Corporation or the Fund pursuant to the foregoing provisions, or otherwise, the Corporation has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a director, officer or controlling person of such Fund in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the respective Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
Article IX of the Registrant’s Restated Articles
(a)
The Corporation shall indemnify or advance any expenses to Directors and officers to the extent permitted or required by Section 2-418 of the Maryland General Corporation Law, provided, however, that the Corporation shall only be required to indemnify or advance expenses to any person pursuant to Section 2-418(j)(3) of the Maryland General Corporation Law to the extent specifically approved by resolution adopted by the Board of Directors.
(b)
The indemnification provided hereunder shall continue as to a person who has ceased to be a Director or officer, and shall inure to the benefit of the heirs, executors and administrators of such a person.
(c)
Nothing contained in this Article shall be construed to protect any Director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties involved in the conduct of his office (“Disabling Conduct”). The means for determining whether indemnification shall be made shall be (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified (“Indemnitee”) was not liable by reason of Disabling Conduct, or (ii) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, by (a) the vote of a majority of a quorum of Directors who are neither “interested persons” of the Corporation nor parties to the proceeding (“Disinterested Non-Party Directors”), or (b) an independent legal counsel in a written opinion.
(d)
Nothing contained in this Article shall be construed to permit the advancement of legal expenses for the defense of a proceeding brought by the Corporation or its security holders against a Director or officer of the Corporation unless an undertaking is furnished by or on behalf of the Indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification, and the Indemnitee complies with at least one of the following conditions: (i) the Indemnitee shall provide a security for his undertaking, (ii) the Corporation shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the Disinterested Non-Party Directors, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Indemnitee ultimately will be found entitled to indemnification.
Article XI of the Registrant’s By-laws
To the maximum extent permitted by Maryland law in effect from time to time, the Corporation shall indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, shall pay or reimburse reasonable expenses in advance of final disposition of a proceeding to (a) any individual who is a present or former Director or officer of the Corporation and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity or (b) any individual who, while a Director or officer of the Corporation and at the request of the Corporation, serves or has served as a Director, officer, partner, trustee, member or manager of another corporation, real estate investment trust, limited liability company, partnership, joint venture, trust, employee benefit plan or other enterprise and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity. The rights to indemnification and advance of expenses provided by the charter of the Corporation and these Bylaws shall vest immediately upon election of a Director or officer. The Corporation may, with the approval of its Board of Directors, provide such indemnification and advance for expenses to an individual who served a predecessor of the Corporation in any of the capacities described in (a) or (b) above and to any employee or agent of the Corporation or a predecessor of the Corporation. Any indemnification or advance of expenses made pursuant to this Article XI shall be subject to applicable requirements of the Investment Company Act and of the charter of the Corporation. The indemnification and payment or reimbursement of expenses provided in these Bylaws shall not be deemed exclusive of or limit in any way other rights to which any person seeking indemnification or payment or reimbursement of expenses may be or may become entitled under any bylaw, resolution, insurance, agreement or otherwise.
6

Neither the amendment nor repeal of this Article XI, nor the adoption or amendment of any other provision of the charter of the Corporation or these Bylaws inconsistent with this Article XI, shall apply to or affect in any respect the applicability of the preceding paragraph with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.
Registrant has purchased and maintains liability insurance on behalf of any officer, director, employee or agent against any liabilities arising from such status. In this regard, Registrant maintains a Directors’ & Officers’ Professional Liability Insurance Policy of $50 million in the aggregate.
Section 3 of the Investment Advisory Agreement (the “Agreement”) between the Registrant and VALIC provides that VALIC shall not be liable to the Registrant, or to any shareholder of the Registrant, for any act or omission in rendering services under the Agreement, or for any losses sustained in the purchase, holding or sale of any portfolio security, so long as there has been no willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties on the part of VALIC.
ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER
The only employment of a substantial nature of VALIC’s directors and officers is with VALIC and its affiliated companies. Reference is also made to the caption “Management” in the Prospectus which comprises Part A of the Registration Statement, and to the caption “Investment Adviser” of the Statement of Additional Information which comprises Part B of the Registration Statement. Information concerning business and other connections of VALIC’s directors and officers is incorporated herein by reference to VALIC’s Form ADV (File No. 801-8138), which is currently on file with the SEC.
For each subadviser, reference is made to the caption “Management” in the Prospectus which comprises Part A of the Registration Statement, and to the caption “Investment Subadvisers” of the Statement of Additional Information, which comprises Part B of the Registration Statement. Information concerning business and other connections of each subadviser’s directors and officers is incorporated herein by reference to such subadviser’s Form ADV, as noted below, which is currently on file with the SEC.
Subadviser	Form ADV File No.
AllianceBernstein L.P.	801-56720
American Century Investment Management, Inc.	801-8174
BlackRock Investment Management, LLC	801-56972
Boston Partners Global Investors, Inc.	801-61786
Brandywine Global Investment Management, LLC	801-27792
ClearBridge Investments, LLC	801-64710
Columbia Management Investment Advisers, LLC	801-25943
Duff & Phelps Investment Management Co.	801-14813
Franklin Advisers, Inc.	801-26292
Goldman Sachs Asset Management, L.P.	801-37591
Invesco Advisers, Inc.	801-33949
Janus Henderson Investors US LLC	801-13991
J.P. Morgan Investment Management Inc.	801-21011
Massachusetts Financial Services Company	801-17352
Morgan Stanley Investment Management Inc.	801-15757
PineBridge Investments LLC	801-18759
T. Rowe Price Associates, Inc.	801-856
T. Rowe Price Investment Management, Inc.	801-121434
Voya Investment Management Co. LLC	801-9046
Wellington Management Company LLP	801-15908
ITEM 32. PRINCIPAL UNDERWRITERS
(a) Corebridge Capital Services, Inc. (the “Distributor”) acts as distributor and principal underwriter of the Registrant and as principal underwriter for the following investment companies:
American General Life Insurance Company
Variable Separate Account
Variable Annuity Account Five
Variable Annuity Account Seven
7

Variable Annuity Account Nine
AG Separate Account D
AGL Separate Account I of AGL
AGL Separate Account VL-R
The United States Life Insurance Company in the City of New York
FS Variable Separate Account
FS Variable Annuity Account Five
USL Separate Account VL-R
USL Separate Account USL A
USL Separate Account RS
The Variable Annuity Life Insurance Company
Variable Annuity Life Insurance Co Separate Account A
(b) The following information is furnished with respect to each officer and director of the Distributor. The principal business address for all the officers and directors shown below, unless otherwise noted, is 30 Hudson Street,16th Floor, Jersey City, NJ 07302.
Name and Principal Business Address	Positions and Offices with Underwriter Corebridge Capital Services, Inc.	Positions and Offices with the Registrant
Christina M. Nasta	Chairman of the Board of Directors, President and Chief Executive Officer	None
John P. Byrne III	Director	None
Nicholas G. Intrieri 30 Hudson Street Jersey City, NJ 07302	Director	None
Ryan Tapak	Director	None
Eric Taylor	Director	None
Jeannette N. Pina 30 Hudson Street Jersey City, NJ 07302	Senior Vice President and Corporate Secretary	None
Cynthia L. Burnette 2919 Allen Parkway Houston, TX 77019	Vice President, Chief Financial Officer, Chief Operations Officer, Treasurer and Controller	None
Michael Fortey 2919 Allen Parkway Houston, TX 77019	Chief Compliance Officer	None
Mallary L. Reznik 21650 Oxnard St. Woodland Hills, CA 91367	Vice President	None
Mersini G. Keller	Vice President and Tax Officer	None
Anish Cheeran 2919 Allen Parkway Houston, TX 77019	Vice President and Tax Officer	None
Angel Ramos 2919 Allen Parkway Houston, TX 77019	Vice President and Tax Officer	None
Katarzyna Halasiewicz	Vice President and Tax Officer	None
Marjorie Brothers 2919 Allen Parkway Houston, TX 77019	Assistant Secretary	None
Alison Chen 21650 Oxnard St. Woodland Hills, CA 91367	Assistant Secretary	None
8

Name and Principal Business Address	Positions and Offices with Underwriter Corebridge Capital Services, Inc.	Positions and Offices with the Registrant
William Langston 30 Hudson Street Jersey City, NJ 07302	Assistant Secretary	None
(c) Not applicable.
ITEM 33. LOCATION OF ACCOUNTS AND RECORDS
The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be in the physical possession of the following:
THE ADVISER AND ADMINISTRATOR:
The Variable Annuity Life Insurance Company
2919 Allen Parkway, 8th Floor
Houston, Texas 77019
THE CUSTODIAN:
The State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110
THE SUB-ADMINISTRATOR:
SunAmerica Asset Management, LLC
One World Trade Center
285 Fulton Street, Suite J, 49th Floor
New York, NY 10007
INVESTMENT SUBADVISERS:
AllianceBernstein L.P.
501 Commerce Street, 22nd Floor
Nashville, TN 37203
Allspring Global Investments, LLC
525 Market Street
San Francisco, CA 94105
American Century Investment Management, Inc.
4500 Main Street
Kansas City, MO 64111
BlackRock Investment Management, LLC
1 University Square Drive
Princeton, NJ 08540
Boston Partners Global Investors, Inc. d/b/a Boston Partners
One Beacon Street - 30th Floor
Boston, MA 02108
Brandywine Global Investment Management, LLC
1735 Market Street, Suite 1800
Philadelphia, PA 19103
ClearBridge Investments, LLC
One Madison Avenue
New York, NY 10010
Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210
9

Duff & Phelps Investment Management Co.
10 South Wacker Drive, 19th Floor
Chicago, IL 60606
Franklin Advisers, Inc.
One Franklin Parkway
San Mateo, CA 94403-1906
Goldman Sachs Asset Management, L.P.
200 West Street
New York, New York 10282
Invesco Advisers, Inc.
1331 Spring Street NW, Suite 2500
Atlanta, GA 30309
Janus Henderson Investors US LLC
151 Detroit Street
Denver, CO 80206
J.P. Morgan Investment Management Inc.
270 Park Avenue
New York, NY 10017
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, MA 02199
Morgan Stanley Investment Management Company
23 Church Street
#16-01 Capital Square
Singapore, Singapore 049481
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, NY 10036
PineBridge Investments LLC
Park Avenue Tower
65 East 55th Street
New York, NY 10022
T. Rowe Price Associates, Inc.
1307 Point Street
Baltimore, MD 21231
T. Rowe Price Investment Management, Inc.
1307 Point Street
Baltimore, MD 21231
Voya Investment Management Co. LLC
200 Park Avenue
New York, NY 10166
Wellington Management Company LLP
280 Congress Street
Boston, Massachusetts 02210
Item 34. Management Services.
There is no management-related service contract not discussed in Parts A or B of this Form N-1A.
Item 35. Undertakings.
Inapplicable.
10

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City, and the State of New Jersey, on the 31st day of July, 2026.
VALIC Company I (Registrant)
By:	/s/ Kevin J. Adamson
Kevin J. Adamson President
Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 127 to the Registration Statement on Form N-1A has been signed by the following persons in the capacities and on the date indicated:
	Signature	Title	Date
	/s/ Kevin J. Adamson	President (Principal Executive Officer)	July 31, 2026
Kevin J. Adamson
	/s/ Donna McManus	Treasurer (Principal Financial and Accounting Officer)	July 31, 2026
Donna McManus
	*	Director	July 31, 2026
Cheryl Creuzot
	*	Director	July 31, 2026
Yvonne M. Curl
	*	Director	July 31, 2026
Darlene DeRemer
	*	Director	July 31, 2026
Timothy J. Ebner
	*	Director	July 31, 2026
Peter A. Harbeck
	*	Director	July 31, 2026
Eileen A. Kamerick
	*	Director	July 31, 2026
John E. Maupin, Jr.
	*	Director	July 31, 2026
Erin F. Donnelly
*By	/s/ Christopher J. Tafone
Christopher J. Tafone Attorney-in-Fact

*Pursuant to a Power of Attorney.
11